UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-08941

The Vantagepoint Funds (Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240 (Address of principal executive offices) (Zip code)

Paul Gallagher, Secretary of the registrant 777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240 (Name and address of agent for service)

Registrant's telephone number, including area code:    (202) 962-4600

Date of fiscal year end:     12/31/05

Date of reporting period:     03/31/05

Item 1 (Schedule of Investments): The schedule of investments is set forth, below.

SCHEDULES OF INVESTMENTS

March 31, 2005

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Funds

Schedules of Investments by Fund

Money Market 1
Short-Term Bond 2
US Government Securities 6
Asset Allocation 9
Equity Income 16
Growth & Income 21
Growth 26
Aggressive Opportunities 32
International 39
Core Bond Index 45
500 Stock Index 58
Broad Market Index 65
Mid/Small Company Index 97
Overseas Equity Index 127
Savings Oriented 139
Conservative Growth 140
Traditional Growth 141
Long-Term Growth 142
All-Equity Growth 143
Milestone Retirement Income 144
Milestone 2010 145
Milestone 2015 146
Milestone 2020 147
Milestone 2025 148
Milestone 2030 149
Milestone 2035 150
Milestone 2040 151

Notes to the Schedules of Investments 152

This complete schedule of portfolio holdings is part of the Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission's website at www.sec.gov.

Schedule of Investments March 31, 2005 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value

MUTUAL FUNDS—99.9%

AIM Short-Term Investments Trust Liquid Assets Portfolio (Cost $121,686,165)	121,686,165	$121,686,165

TOTAL INVESTMENTS—99.9% (Cost $121,686,165)		121,686,165
Other assets less liabilities—0.1%		162,342

NET ASSETS—100.0%		$121,848,507

See accompanying notes to schedule of investments.	1

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Short-Term Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—24.2%

Automotive—0.9%
DaimlerChrysler North America Holding Corporation, Guaranteed Note 4.750%	01/15/2008		$2,410,000	$2,400,133
General Motors Acceptance Corporation, Note 5.625%	05/15/2009		2,450,000	2,237,061

				4,637,194

Banking—2.7%
Abbey National PLC (United Kingdom) 6.690%	10/17/2005		6,000,000	6,099,954
Bank of America Corporation, Subordinated Note 6.375%	02/15/2008		5,000,000	5,251,745
Capital One Bank Corporation, Senior Note 6.875%	02/01/2006		2,370,000	2,426,878

				13,778,577

Chemicals—0.2%
Equistar Chemicals, LP/Equistar Funding Corp., Senior Note 10.125%	09/01/2008		800,000	888,000

Commercial Services—0.1%
Service Corp. International, Note 7.700%	04/15/2009		800,000	828,000

Communications—0.9%
PanAmSat Corp., Note 6.375%	01/15/2008		850,000	860,625
SBC Communications, Inc., Senior Note 5.750%	05/02/2006		3,510,000	3,575,068

				4,435,693

Electric Utilities—0.1%
American Electric Power Company, Inc., Series A, Note 6.125%	05/15/2006		720,000	736,209

Financial Services—13.1%
CIT Group, Inc., Senior Note 7.375%	04/02/2007		3,330,000	3,523,057
CIT Group, Inc., Senior Note 5.750%	09/25/2007		6,000,000	6,183,006
Citicorp, Subordinated Note 7.125%	05/15/2006		2,326,000	2,404,435
Citicorp, Subordinated Note 6.375%	01/15/2006		3,430,000	3,492,114
Countrywide Home Loans, Inc., Series K, Note (MTN) 5.500%	02/01/2007		3,530,000	3,599,619
Credit Suisse First Boston USA, Inc., Note 5.750%	04/15/2007		1,040,000	1,070,630
Ford Motor Credit Company, Senior Note 4.950%	01/15/2008		2,450,000	2,351,243
General Electric Capital Corporation, Note 2.800%	01/15/2007		1,455,000	1,422,954
General Electric Capital Corporation, Series A, Note (MTN) 4.125%	03/04/2008		3,280,000	3,257,735
General Electric Capital Corporation, Series A, Note (MTN) 3.450%	07/16/2007		1,270,000	1,247,271
Household Finance Corporation, Note 5.750%	01/30/2007		9,510,000	9,765,172
International Lease Finance Corporation, Senior Note 5.625%	06/01/2007		2,320,000	2,381,881
National Rural Utilities Cooperative Finance Corporation, Collateral Trust 6.000%	05/15/2006		3,490,000	3,568,846
Principal Life Global Funding I, Note 144A (MTN) 5.125%	06/28/2007	w	2,750,000	2,790,362
SLM Corporation, Series A, Note (MTN) 5.625%	04/10/2007		2,310,000	2,370,143
SLM Corporation, Series A, Note (MTN) 2.823%	01/25/2008	#	3,500,000	3,499,023
TIAA Global Markets 144A 3.875%	01/22/2008	w	6,000,000	5,926,956
Washington Mutual, Inc., Note 7.500%	08/15/2006		1,110,000	1,157,244
Wells Fargo & Company, Note 4.125%	03/10/2008		3,560,000	3,531,851
Wells Fargo & Company, Senior Note 4.000%	08/15/2008		2,585,000	2,548,740

				66,092,282

Forest Products & Paper—0.2%
Bowater, Inc., Senior Note 6.010%	03/15/2010	#	900,000	929,250

Health Care Providers—0.2%
HCA, Inc., Note 5.250%	11/06/2008		850,000	853,357

Insurance—1.2%
Allstate Financial Global Funding, Secured Note 144A 5.250%	02/01/2007	w	4,500,000	4,585,158
New York Life Global Funding, Note 144A (MTN) 2.950%	02/26/2007	w#	1,500,000	1,501,137

				6,086,295

Lodging—0.2%
MGM Mirage, Senior Note 6.000%	10/01/2009		850,000	842,563

Media—Broadcasting & Publishing—1.3%
Clear Channel Communications, Inc., Senior Note 6.000%	11/01/2006		2,320,000	2,365,168
CSC Holdings, Inc., Senior Note 7.250%	07/15/2008		850,000	875,500
Echostar DBS Corporation, Note 5.750%	10/01/2008		850,000	841,500
Time Warner, Inc., Guaranteed Note 6.150%	05/01/2007		2,290,000	2,364,878

				6,447,046

Pharmaceuticals—0.2%
AmerisourceBergen Corporation, Senior Note 8.125%	09/01/2008		800,000	862,000

Retailers—0.0%
Saks, Inc., Note 8.250%	11/15/2008	†	250,000	265,000

Telephone Systems—2.9%
America Movil SA de CV, Guaranteed Senior Note (Mexico) 4.125%	03/01/2009		1,200,000	1,157,063
France Telecom SA, Global Step Note (France) 7.200%	03/01/2006		2,260,000	2,330,442

2	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Short-Term Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

GTE California, Inc., Series H, Note 7.650%	03/15/2007		$3,250,000	$3,444,789
Sprint Capital Corporation, Note 6.000%	01/15/2007		2,340,000	2,406,477
Telefonica Europe BV, Note (Netherlands) 7.350%	09/15/2005		3,250,000	3,305,952
Verizon Global Funding Corporation, Senior Note 4.000%	01/15/2008		2,000,000	1,976,308

				14,621,031

TOTAL CORPORATE OBLIGATIONS (Cost $124,001,491)				122,302,497

U.S. GOVERNMENT AGENCY OBLIGATIONS—18.6%

U.S. Government Agencies
Federal Home Loan Bank 2.790%	06/01/2006	#	7,500,000	7,498,140
2.740%	08/21/2006	#	8,605,000	8,605,921
Federal Home Loan Mortgage Corporation 4.417%	10/01/2034		8,159,793	8,090,006
Federal Home Loan Mortgage Corporation, Series 2866, Class WE 3.500%	08/15/2016		10,000,000	9,930,204
Federal Home Loan Mortgage Corporation, Series 2885, Class DK 3.500%	10/15/2012		6,000,000	5,955,792
Federal Home Loan Mortgage Corporation, Series H010, Class A2 2.028%	04/15/2010		8,900,000	8,775,230
Federal National Mortgage Association
5.229%	10/01/2034		11,707,932	11,763,583
5.129%	09/01/2034		1,387,923	1,400,964
5.119%	09/01/2034		1,028,009	1,037,824
5.074%	10/01/2034		14,029,548	14,170,523
4.856%	10/01/2034		1,776,495	1,774,649
Federal National Mortgage Association, Series 2004-81, Class KG 3.500%	05/25/2012		6,000,000	5,964,575
Federal National Mortgage Association 2.58%	04/27/2005		9,000,000	8,982,105

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $94,376,530)				93,949,516

U.S. TREASURY OBLIGATIONS—22.0%

U.S. Treasury Bonds—10.3%
U.S. Treasury Bond 2.375%	08/15/2006		53,000,000	52,128,415

U.S. Treasury Notes—11.7%
U.S. Treasury Note
3.000%	11/15/2007		3,640,000	3,562,082
2.750%	08/15/2007		550,000	536,486
2.500%	10/31/2006		21,150,000	20,769,977
2.375%	08/31/2006		9,900,000	9,730,621
2.000%	08/31/2005		15,300,000	15,240,238
1.625%	02/28/2006		9,300,000	9,154,697

				58,994,101

TOTAL U.S. TREASURY OBLIGATIONS (Cost $112,238,165)				111,122,516

SOVEREIGN DEBT OBLIGATIONS—1.3%

Government Issued—1.3%
Republic of Brazil (Brazil) 14.500%	10/15/2009		$900,000	$1,134,900
Republic of South Africa (South Africa) 9.125%	05/19/2009		1,000,000	1,141,250
Russian Federation 144A (Russia) 10.000%	06/26/2007	®	1,920,000	2,120,256
United Mexican States (Mexico) 10.375%	02/17/2009		1,900,000	2,250,550

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,797,601)				6,646,956

ASSET BACKED SECURITIES—28.8%

Bank of America Mortgage Securities, Series 2004-L, Class 1A1 4.239%	01/25/2035		7,642,526	7,599,507
Bank One Issuance Trust, Series 2002-4, Class A 2.940%	06/16/2008		6,826,000	6,809,150
BMW Vehicle Owner Trust, Series 2003-A, Class A4 2.530%	02/25/2008		1,300,000	1,283,416
California Infrastructure PG&E-1, Series 1997-1, Class A8 6.480%	12/26/2009		6,000,000	6,281,717
California Infrastructure SCE-1, Series 1997-1, Class A7 6.420%	12/26/2009		6,450,000	6,743,978
Capital Auto Receivables Asset Trust, Series 2002-5, Class A4 2.920%	04/15/2008		1,000,000	995,020
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3 3.580%	01/15/2009		6,100,000	6,002,707
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3 2.080%	05/15/2008		7,000,000	6,890,006
Citibank Credit Card Issuance Trust, Series 2003-A3, Class A3 3.100%	03/10/2010		5,445,000	5,260,474
Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5 2.500%	04/07/2008		1,300,000	1,283,379
Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1 2.550%	01/20/2009		1,000,000	973,679
Comed Transitional Funding Trust, Series 1998-1, Class A6 5.630%	06/25/2009		1,000,000	1,020,539
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A1 5.500%	10/25/2034		3,736,959	3,786,468
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 3A1 4.644%	02/25/2035		5,888,607	5,962,303
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 6A1 3.682%	05/25/2034		3,880,420	3,979,102
CS First Boston Mortgage Securities Corporation, Series 2004-C3, Class A3 4.302%	07/15/2036		2,060,000	2,028,474

See accompanying notes to schedule of investments.	3

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Short-Term Bond Fund

Coupon Rate		Maturity Date		Face	Value

ASSET BACKED SECURITIES—(Continued)

Daimler Chrysler Auto Trust, Series 2003-B, Class A-4 2.860%		03/09/2009		$6,010,000	$5,884,044
Daimler Chrysler Auto Trust, Series 2005-A, Class A3 3.490%		12/08/2008		1,000,000	990,668
Discover Card Master Trust I, Series 2000-9, Class A 6.350%		07/15/2008		1,125,000	1,149,006
EMC Mortgage Loan Trust, Series 2004-C, Class A1 144A 2.600%		03/25/2031	®	3,688,016	3,728,149
Ford Credit Auto Owner Trust, Series 2005-A, Class A3 3.480%		11/15/2008		2,400,000	2,378,866
GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2 4.353%		06/10/2048		3,270,000	3,225,160
Honda Auto Receivables Owner Trust, Series 2003-4, Class A4 2.790%		03/16/2009		6,860,000	6,707,823
MBNA Credit Card Master Note Trust, Series 2002-6A, Class A6 3.900%		11/15/2007		1,000,000	1,002,210
MBNA Credit Card Master Note Trust, Series 2003-A1, Class A 3.300%		07/15/2010		5,545,000	5,397,368
MBNA Master Credit Card Trust, Series 2003-A11, Class A11 3.650%		03/15/2011		1,000,000	975,770
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2 4.774%		12/25/2034		5,608,441	5,589,358
MortgageIT Trust, Series 2004-2, Class A1 3.220%		12/25/2034	#	3,843,034	3,851,493
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A-5 3.210%		03/16/2009		1,000,000	980,046
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.760%		07/15/2009		5,000,000	4,838,522
Peco Energy Transition Trust, Series 1999-A, Class A6 6.050%		03/01/2009		1,500,000	1,539,165
Peco Energy Transition Trust, Series 2000-A, Class A3 7.625%		03/01/2010		6,689,000	7,398,290
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1 4.060%		04/25/2034	#	1,199,708	1,169,230
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class IIA1 3.590%		10/19/2034		3,730,696	3,791,763
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A 3.343%		03/25/2044	#	1,708,509	1,652,832
USAA Auto Owner Trust, Series 2004-3, Class A4 3.530%		06/15/2011		6,000,000	5,869,693
Washington Mutual, Series 2005-AR1, Class A2A1 3.028%		01/25/2045	#	3,957,752	3,969,789
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.599%		12/25/2034	#	$3,673,361	$3,631,532
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A2 3.869%		02/11/2041		3,100,000	3,007,319

TOTAL ASSET BACKED SECURITIES (Cost $147,575,387)					145,628,015

CASH EQUIVALENTS—0.0%

Institutional Money Market Funds—0.0%
BGI Institutional Fund 2.792%		04/01/2005	††	11,520	11,520
Goldman Sachs Financial Square Prime Obligations Fund 2.595%		04/01/2005	††	129	129
Merrill Lynch Premier Institutional Fund 2.525%		04/01/2005	††	2,906	2,906
Merrimac Cash Fund-Premium Class 2.515%		04/01/2005	††	960	960

					15,515

Bank & Certificate Deposits/Offshore Time Deposits—0.0%
Bank of Montreal 2.600%		04/04/2005	††	1,793	1,793
Bank of Nova Scotia 2.780%		04/28/2005	††	5,758	5,758
Bank of Nova Scotia 2.730%		04/14/2005	††	12,286	12,286
Bank of Nova Scotia 2.700%		04/11/2005	††	5,758	5,758
Barclays 2.785%		04/25/2005	††	9,600	9,600
Blue Ridge Asset Funding Corporation 2.687%		04/12/2005	††	4,786	4,786
BNP Paribas 2.910%		06/15/2005	††	3,839	3,839
BNP Paribas 2.800%		05/05/2005	††	6,718	6,718
BNP Paribas 2.730%		04/07/2005	††	10,365	10,365
Branch Banker & Trust 2.740%		04/18/2005	††	11,520	11,520
Calyon 2.925%		06/03/2005	††	7,065	7,065
Calyon 2.840%		04/01/2005	††	3,840	3,840
Calyon 2.770%		04/21/2005	††	131	131
CIESCO 2.680%		04/20/2005	††	577	577
Clipper Receivables Corporation 2.656%		04/04/2005	††	1,921	1,921
Compass Securitization 2.707%		04/11/2005	††	2,305	2,305
Delaware Funding Corporation 2.697%		04/12/2005	††	1,921	1,921
Den Danske Bank 2.770%		04/26/2005	††	3,841	3,841
Den Danske Bank 2.750%		04/01/2005	††	4,800	4,800
Den Danske Bank 2.700%	`	04/13/2005	††	6,718	6,718
Fairway Finance 2.636%		04/01/2005	††	3,841	3,841

4	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Short-Term Bond Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Fortis Bank 2.780%	04/26/2005	††	$4,800	$4,800
Fortis Bank 2.440%	04/14/2005	††	961	961
General Electric Capital Corporation 2.656%	04/04/2005	††	4,421	4,421
Grampian Funding LLC 2.786%	04/13/2005	††	9,580	9,580
Greyhawk Funding 2.758%	04/22/2005	††	8,612	8,612
Jupiter Securitization Corporation 2.754%	04/04/2005	††	3,829	3,829
Jupiter Securitization Corporation 2.727%	04/12/2005	††	2,881	2,881
K2 (USA) LLC 2.677%	04/07/2005	††	961	961
Lexington Parker Capital Company 2.706%	04/06/2005	††	961	961
Paradigm Funding LLC 2.686%	04/04/2005	††	2,881	2,881
Paradigm Funding LLC 2.631%	04/11/2005	††	2,881	2,881
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	9,575	9,575
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	2,947	2,947
Rabobank Nederland 2.750%	04/27/2005	††	522	522
Royal Bank of Canada 2.780%	04/29/2005	††	6,085	6,085
Royal Bank of Scotland 2.750%	04/19/2005	††	9,600	9,600
Royal Bank of Scotland 2.585%	04/01/2005	††	4,800	4,800
Sigma Finance Corporation 2.611%	04/08/2005	††	2,881	2,881
Silver Tower U.S. Funding 2.780%	04/21/2005	††	2,847	2,847
Svenska Handlesbanken 2.630%	04/15/2005	††	3,169	3,169
Toronto Dominion Bank 3.010%	06/24/2005	††	961	961
UBS AG 2.805%	05/03/2005	††	1,921	1,921
Wells Fargo 2.790%	04/08/2005	††	3,841	3,841
Wells Fargo 2.780%	04/20/2005	††	4,608	4,608
Wells Fargo 2.780%	04/21/2005	††	4,972	4,972

				210,880

Floating Rate Instruments/Master Notes—0.0%
Bank of America 2.820%	05/16/2005	††	3,649	3,649
Bank of America 2.800%	06/09/2005	††	4,800	4,800
Bank of America 2.770%	04/18/2005	††	1,919	1,919
Bank of America 2.540%	06/01/2005	††	6,756	6,756
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	5,978	5,978
Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	3,841	3,841
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	1,921	1,921
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	6,699	6,699
Goldman Sachs Group, Inc. 2.830%	04/27/2005	††	3,841	3,841
Morgan Stanley 2.955%	06/05/2005	††	7,678	7,678
Morgan Stanley 2.955%	06/10/2005	††	6,720	6,720
Morgan Stanley 2.945%	12/09/2005	††	2,303	2,303

				56,105

TOTAL CASH EQUIVALENTS (Cost $282,500)				282,500

REPURCHASE AGREEMENTS—3.1%

IBT Repurchase Agreement dated 03/31/2005 due 04/01/2005, with a maturity value of $15,731,654 and an effective yield of 2.20% collateralized by U.S. Government Obligations with rates ranging from 4.125% to 5.610%, maturity dates ranging from 03/25/2030 to 05/01/2033 and an aggregate market value of $16,517,227.			15,730,692	15,730,692

TOTAL INVESTMENTS—98.0% (Cost $501,002,365)				495,662,692
Other assets less liabilities—2.0%				10,077,273

NET ASSETS—100.0%				$505,739,965

Legend to the Schedule of Investments: MTN Medium Term Note
®	Securities acquired pursuant to Rule 144A, representing 4.17% of Total Investments.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.	5

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint US Government Securities Fund

Coupon Rate	Maturity Date		Face	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—39.1%

U.S. Government Agencies—39.1%
Federal Farm Credit Bank
3.750%	01/15/2009		$1,050,000	$1,028,674
3.000%	12/17/2007		700,000	681,423
Federal Home Loan Bank
4.500%	11/15/2012- 09/16/2013		2,650,000	2,627,517
4.000%	03/10/2008		800,000	793,758
3.625%	01/15/2008		1,400,000	1,381,713
3.000%	04/15/2009	†	2,450,000	2,332,966
2.950%	09/14/2006		300,000	296,114
2.875%	09/15/2006	†	1,300,000	1,283,019
2.750%	03/14/2008		1,500,000	1,443,159
2.625%	02/16/2007		500,000	487,346
1.875%	06/15/2006		2,800,000	2,737,498
Federal Home Loan Mortgage Corporation
6.625%	09/15/2009		1,400,000	1,523,067
6.250%	03/05/2012		250,000	257,352
6.000%	06/15/2011- 10/01/2017		1,212,579	1,289,711
5.750%	03/15/2009		1,700,000	1,785,777
5.500%	07/15/2006- 09/15/2011		1,900,000	1,956,426
5.125%	10/15/2008		1,300,000	1,336,010
5.000%	01/30/2014		400,000	395,451
4.750%	12/08/2010- 10/11/2012		450,000	445,774
4.500%	01/15/2013- 01/15/2014		1,500,000	1,475,539
4.250%	05/04/2009		500,000	495,542
4.125%	09/01/2009- 02/24/2011		600,000	585,875
4.000%	06/12/2013		400,000	376,764
3.875%	01/12/2009		400,000	392,272
3.500%	09/15/2007- 04/01/2008		1,850,000	1,823,549
3.300%	09/14/2007		300,000	294,704
3.250%	11/02/2007- 02/25/2008		1,300,000	1,271,811
3.050%	01/19/2007		700,000	689,586
3.000%	09/29/2006		600,000	590,891
2.875%	12/15/2006		2,250,000	2,212,558
2.850%	02/23/2007		500,000	490,017
2.700%	03/16/2007		500,000	488,367
2.400%	03/29/2007		200,000	194,097
Federal National Mortgage Association
7.500%	01/01/2034		512,265	547,681
7.125%	03/15/2007-06/15/2010		2,700,000	2,959,397
7.000%	02/01/2013		325,229	340,894
6.625%	10/15/2007- 11/15/2010		2,950,000	3,179,733
6.000%	05/15/2011- 10/01/2017		604,492	644,002
5.500%	07/18/2012		250,000	251,581
5.250%	08/01/2012		500,000	507,503
4.750%	02/21/2013		400,000	392,972
4.375%	10/15/2006- 07/17/2013		2,550,000	2,525,284
4.250%	07/15/2007		900,000	903,488
4.125%	04/15/2014		800,000	760,860
4.000%	01/26/2009		300,000	296,036
3.875%	11/17/2008		400,000	392,870
3.750%	05/17/2007		500,000	496,607
3.500%	01/28/2008		250,000	245,457
3.410%	08/30/2007		200,000	196,307
3.375%	12/15/2008		2,000,000	1,935,540
3.250%	06/28/2006		800,000	793,859
3.125%	05/04/2007- 03/16/2009		3,650,000	3,546,791
2.875%	05/19/2008		650,000	624,060
2.750%	08/11/2006		400,000	394,278
2.250%	05/15/2006		3,200,000	3,148,035
2.150%	04/13/2006		800,000	787,136

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $62,047,091)				61,334,698

U.S. TREASURY OBLIGATIONS—59.6%

U.S. Treasury Bonds—3.6%
U.S. Treasury Bond
12.000%	08/15/2013		1,000,000	1,248,360
5.000%	08/15/2011	†	1,700,000	1,766,672
2.375%	08/15/2006		2,750,000	2,704,776

				5,719,808

U.S. Treasury Notes—56.0%
U.S. Treasury Note
6.875%	05/15/2006		3,300,000	3,421,301
6.625%	05/15/2007	†	1,600,000	1,691,189
6.500%	10/15/2006- 02/15/2010		2,700,000	2,872,967
6.250%	02/15/2007		1,500,000	1,568,320
6.000%	08/15/2009		1,645,000	1,768,247
5.500%	05/15/2009		2,800,000	2,950,503
5.000%	02/15/2011	†	2,800,000	2,909,049
4.875%	02/15/2012	†	1,400,000	1,446,102
4.375%	08/15/2012		1,200,000	1,203,188
4.250%	08/15/2013- 11/15/2014		8,000,000	7,868,628
4.000%	11/15/2012- 02/15/2014		6,000,000	5,831,351
3.875%	05/15/2009-02/15/2013	†	4,950,000	4,837,489
3.625%	07/15/2009		2,500,000	2,452,443
3.500%	11/15/2009- 02/15/2010	†	4,100,000	3,988,292
3.375%	02/28/2007- 12/15/2008		8,000,000	7,844,973
3.250%	01/15/2009		2,500,000	2,430,080
3.125%	01/31/2007- 10/15/2008		10,500,000	10,282,704
3.000%	11/15/2007- 02/15/2008	†	6,500,000	6,349,962
2.875%	11/30/2006		4,800,000	4,736,251
2.625%	11/15/2006		1,000,000	983,321
2.500%	05/31/2006		2,000,000	1,976,720
2.375%	08/31/2006		4,200,000	4,128,142
2.250%	02/15/2007	†	1,700,000	1,654,180
2.000%	05/15/2006		2,800,000	2,754,503

				87,949,905

TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,724,776)				93,669,713

6	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint US Government Securities Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—19.6%

Institutional Money Market Funds—1.1%
BGI Institutional Fund 2.792%	04/01/2005	††	$1,258,112	$1,258,112
Goldman Sachs Financial Square Prime Obligations Fund 2.595%	04/01/2005	††	14,074	14,074
Merrill Lynch Premier Institutional Fund 2.525%	04/01/2005	††	317,394	317,394
Merrimac Cash Fund-Premium Class 2.515%	04/01/2005	††	104,843	104,843

				1,694,423

Bank & Certificate Deposits/Offshore Time Deposits—14.6%
Bank of Montreal 2.600%	04/04/2005	††	195,986	195,986
Bank of Nova Scotia 2.780%	04/28/2005	††	629,056	629,056
Bank of Nova Scotia 2.730%	04/14/2005	††	1,341,986	1,341,986
Bank of Nova Scotia 2.700%	04/11/2005	††	629,056	629,056
Barclays 2.785%	04/25/2005	††	1,048,427	1,048,427
Blue Ridge Asset Funding Corporation 2.687%	04/12/2005	††	522,666	522,666
BNP Paribas 2.910%	06/15/2005	††	419,371	419,371
BNP Paribas 2.800%	05/05/2005	††	733,899	733,899
BNP Paribas 2.730%	04/07/2005	††	1,132,169	1,132,169
Branch Banker & Trust 2.740%	04/18/2005	††	1,258,112	1,258,112
Calyon 2.925%	06/03/2005	††	771,848	771,848
Calyon 2.840%	04/01/2005	††	419,371	419,371
Calyon 2.770%	04/21/2005	††	14,290	14,290
CIESCO 2.680%	04/20/2005	††	62,906	62,906
Clipper Receivables Corporation 2.656%	04/04/2005	††	209,685	209,685
Compass Securitization 2.707%	04/11/2005	††	251,622	251,622
Delaware Funding Corporation 2.697%	04/12/2005	††	209,685	209,685
Den Danske Bank 2.770%	04/26/2005	††	419,371	419,371
Den Danske Bank 2.750%	04/01/2005	††	524,213	524,213
Den Danske Bank 2.700%	04/13/2005	††	733,899	733,899
Fairway Finance 2.636%	04/01/2005	††	419,371	419,371
Fortis Bank 2.780%	04/26/2005	††	524,213	524,213
Fortis Bank 2.440%	04/14/2005	††	104,843	104,843
General Electric Capital Corporation 2.656%	04/04/2005	††	482,795	482,795
Grampian Funding LLC 2.786%	04/13/2005	††	1,046,241	1,046,241
Greyhawk Funding 2.758%	04/22/2005	††	940,541	940,541
Jupiter Securitization Corporation 2.754%	04/04/2005	††	418,153	418,153
Jupiter Securitization Corporation 2.727%	04/12/2005	††	314,528	314,528
K2 (USA) LLC 2.677%	04/07/2005	††	104,843	104,843
Lexington Parker Capital Company 2.706%	04/06/2005	††	104,843	104,843
Paradigm Funding LLC 2.686%	04/04/2005	††	314,528	314,528
Paradigm Funding LLC 2.631%	04/11/2005	††	314,528	314,528
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	1,045,675	1,045,675
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	321,872	321,872
Rabobank Nederland 2.750%	04/27/2005	††	57,013	57,013
Royal Bank of Canada 2.780%	04/29/2005	††	664,589	664,589
Royal Bank of Scotland 2.750%	04/19/2005	††	1,048,427	1,408,427
Royal Bank of Scotland 2.585%	04/01/2005	††	524,213	524,213
Sigma Finance Corporation 2.611%	04/08/2005	††	314,528	314,528
Silver Tower U.S. Funding 2.780%	04/21/2005	††	310,888	310,888
Svenska Handlesbanken 2.630%	04/15/2005	††	345,981	345,981
Toronto Dominion Bank 3.010%	06/24/2005	††	104,843	104,843
UBS AG 2.805%	05/03/2005	††	209,685	209,685
Wells Fargo 2.790%	04/08/2005	††	419,370	419,370
Wells Fargo 2.780%	04/20/2005	††	503,244	503,244
Wells Fargo 2.780%	04/21/2005	††	542,888	542,888

				23,030,261

Floating Rate Instruments/Master Notes—3.9%
Bank of America 2.820%	05/16/2005	††	398,402	398,402
Bank of America 2.800%	06/09/2005	††	524,213	524,213
Bank of America 2.770%	04/18/2005	††	209,685	209,685
Bank of America 2.540%	06/01/2005	††	738,093	738,093
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	652,823	652,823
Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	419,371	419,371
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	209,685	209,685
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	731,587	731,587
Goldman Sachs Group, Inc. 2.830%	04/27/2005	††	419,371	419,371
Morgan Stanley 2.955%	06/05/2005	††	838,741	838,741

See accompanying notes to schedule of investments.	7

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint US Government Securities Fund

Coupon Rate	Maturity Date	Face	Value

CASH EQUIVALENTS—(Continued)

Morgan Stanley 2.955%	06/10/2005	††	$733,899	$733,899
Morgan Stanley 2.945%	12/09/2005	††	251,622	251,622

				6,127,492

TOTAL CASH EQUIVALENTS (Cost $30,852,176)				30,852,176

REPURCHASE AGREEMENTS—0.3%

IBT Repurchase Agreement dated 03/31/2005 due 04/01/2005, with a maturity value of $406,709 and an effective yield of 2.20% collateralized by U.S. Government Obligations with a rate of 5.875%, maturity date of 07/25/2027 and a market value of $427,018.			406,682	406,682

TOTAL INVESTMENTS—118.6% (Cost $189,030,725)				186,263,269
Other assets less liabilities—(18.6%)				(29,188,710)

NET ASSETS—100.0%				$157,074,559

Legend to the Schedule of Investments:
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

8	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value

COMMON STOCKS—79.8%

Advertising—0.2%
Interpublic Group, Inc.	*†	24,700	$303,316
Monster Worldwide, Inc.	*	7,000	196,350
Omnicom Group	†	10,800	956,016

			1,455,682

Aerospace & Defense—1.2%
Goodrich Corporation		6,600	252,714
Boeing Company (The)		46,592	2,723,768
General Dynamics Corporation		11,200	1,198,960
Honeywell International, Inc.		47,725	1,775,847
Lockheed Martin Corporation		22,600	1,379,956
Northrop Grumman Corporation		20,192	1,089,964
Textron, Inc.		7,500	559,650

			8,980,859

Airlines—0.1%
Delta Airlines, Inc.	*†	7,300	29,565
Southwest Airlines Company		41,472	590,561

			620,126

Apparel Retailers—0.4%
Gap, Inc. (The)		41,457	905,421
Kohl’s Corporation	*	18,800	970,644
Ltd. Brands		22,500	546,750
Nordstrom, Inc.		7,500	415,350

			2,838,165

Automotive—0.7%
Autonation, Inc.	*	12,800	242,432
Dana Corporation		9,424	120,533
Delphi Corporation		30,635	137,245
Ford Motor Company		101,346	1,148,250
General Motors Corporation	†	31,100	914,029
Genuine Parts Company		9,525	414,242
Goodyear Tire & Rubber Company (The)	*†	10,600	141,510
Harley-Davidson, Inc.		16,600	958,816
ITT Industries, Inc.		5,100	460,224
Navistar International Corporation	*	4,200	152,880
Paccar, Inc.		9,722	703,776
Visteon Corporation	†	9,104	51,984

			5,445,921

Banking—9.2%
American Express Company		66,040	3,392,475
AmSouth Bancorp	†	19,300	500,835
BB&T Corporation		31,200	1,219,296
Bank of America Corporation		228,206	10,063,885
Bank of New York Company, Inc. (The)		43,900	1,275,295
Capital One Financial Corporation		13,900	1,039,303
CIT Group, Inc.		11,700	444,600
Citigroup, Inc.		294,208	13,221,708
Comerica, Inc.		9,650	531,522
Compass Bancshares, Inc.	†	6,800	308,720
Fifth Third Bancorp	†	29,278	1,258,368
First Horizon National Corporation	†	6,900	281,451
Golden West Financial Corporation		16,000	968,000
Huntington Bancshares, Inc.	†	12,536	299,610
JP Morgan Chase & Company		200,139	6,924,809
KeyCorp		23,100	749,595
M&T Bank Corporation		5,540	565,412
MBNA Corporation		72,040	1,768,582
Marshall & IIsley Corporation		11,700	488,475
Mellon Financial Corporation		23,700	676,398
National City Corporation		33,450	1,120,575
North Fork Bancorp, Inc.		25,950	719,853
Northern Trust Corporation		11,450	497,388
PNC Financial Services Group, Inc.		16,000	823,680
Providian Financial Corporation	*	16,100	276,276
Regions Financial Corporation		26,336	853,286
SLM Corporation		23,900	1,191,176
Sovereign Bancorp, Inc.		21,100	467,576
State Street Corporation		18,500	808,820
Suntrust Banks, Inc.		19,100	1,376,537
Synovus Financial Corporation		17,700	493,122
U.S. Bancorp		104,205	3,003,188
Wachovia Corporation		89,271	4,544,787
Washington Mutual, Inc.		49,114	1,940,003
Wells Fargo & Company		95,560	5,714,488
Zions Bancorp		4,900	338,198

			70,147,292

Beverages, Food & Tobacco—4.2%
Altria Group, Inc.		116,500	7,617,935
Anheuser-Busch Companies, Inc.		43,740	2,072,839
Archer-Daniels-Midland Company	†	35,624	875,638
Brown-Forman Corporation Class B		5,080	278,130
Campbell Soup Company		18,330	531,937
Coca-Cola Company (The)		127,520	5,313,758
Coca-Cola Enterprises, Inc.		19,860	407,527
ConAgra Foods, Inc.		29,600	799,792
General Mills, Inc.		20,600	1,012,490
H.J. Heinz Company		19,350	712,854
Hershey Foods Corporation		12,320	744,867
Kellogg Company		19,760	855,015
McCormick & Company, Inc.	†	7,500	258,225
Molson Coors Brewing Company—Class B		4,500	347,265
Pepsi Bottling Group, Inc.		11,130	309,970
Pepsico, Inc.		94,450	5,008,683
RJ Reynolds Tobacco Holding, Inc.		6,560	528,670
Safeway, Inc.	*	24,300	450,279
Sara Lee Corporation		43,700	968,392
Supervalu, Inc.		7,500	250,125
Sysco Corporation	†	35,700	1,278,060
UST, Inc.		9,100	470,470
WM Wrigley Jr. Company		11,010	721,926

			31,814,847

Building Materials—1.0%
Home Depot, Inc.		123,600	4,726,464
Louisiana-Pacific Corporation	†	6,800	170,952
Lowe’s Companies, Inc.		43,450	2,480,560
Vulcan Materials Company		5,600	318,248

			7,696,224

Chemicals—1.4%
Air Products &Chemicals, Inc.	†	12,500	791,125
Avery Dennison Corporation		6,100	377,773

See accompanying notes to schedule of investments.	9

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value

COMMON STOCKS—(Continued)

Cooper Tire & Rubber Company	†	4,700	$86,292
Dow Chemical Company (The)		53,736	2,678,740
Eastman Chemical Company		4,475	264,025
Ecolab, Inc.		12,500	413,125
EI Du Pont de Nemours & Company		56,100	2,874,564
Great Lakes Chemical Corporation		3,300	105,996
Hercules, Inc.	*	6,900	99,912
International Flavors & Fragrances, Inc.		5,200	205,400
Monsanto Company		14,949	964,211
PPG Industries, Inc.		9,824	702,612
Praxair, Inc.		17,900	856,694

			10,420,469

Commercial Services—0.8%
Allied Waste Industries, Inc.	*†	14,200	103,802
Apollo Group, Inc. Class A	*†	9,330	690,980
Cendant Corporation		59,400	1,220,076
Cintas Corporation	†	8,500	351,135
Convergys Corporation	*	7,600	113,468
Equifax, Inc.		7,500	230,175
Fluor Corporation	†	5,000	277,150
H&R Block, Inc.	†	9,800	495,684
Moody’s Corporation	†	7,800	630,708
Paychex, Inc.		20,750	681,015
Robert Half International, Inc.	†	9,500	256,120
RR Donnelley & Sons Company		11,900	376,278
Ryder System, Inc.		3,800	158,460
Waste Management, Inc.		32,227	929,749

			6,514,800

Communications—1.2%
ADC Telecommunications, Inc.	*	48,800	97,112
Andrew Corporation	*	9,787	114,606
Avaya, Inc.	*	27,068	316,154
Ciena Corporation	*	30,600	52,632
Comverse Technology, Inc.	*	10,700	269,854
Corning, Inc.	*	79,400	883,722
L-3 Communications Holdings, Inc.		6,400	454,528
Lucent Technologies, Inc.	*†	249,419	685,902
Motorola, Inc.		137,990	2,065,710
Network Appliance, Inc.	*†	20,600	569,796
Qualcomm, Inc.		92,700	3,397,455
Scientific-Atlanta, Inc.		8,400	237,048
Tellabs, Inc.	*	25,200	183,960

			9,328,479

Computer Software & Processing—4.3%
Adobe Systems, Inc.		13,700	920,229
Affiliated Computer Services, Inc. Class A	*†	7,500	399,300
Autodesk, Inc.		13,100	389,856
Automatic Data Processing, Inc.		32,900	1,478,855
BMC Software, Inc.	*	12,300	184,500
Citrix Systems, Inc.	*	8,900	211,998
Computer Associates International, Inc.	†	30,025	813,677
Computer Sciences Corporation	*	10,300	472,255
Compuware Corporation	*	23,000	165,600
Electronic Arts, Inc.	*	17,300	895,794
Electronic Data Systems Corporation	†	29,100	601,497
First Data Corporation		45,136	1,774,296
Fiserv, Inc.	*	10,600	421,880
IMS Health, Inc.		13,125	320,119
Intuit, Inc.	*	10,900	477,093
Mercury Interactive Corporation	*	5,100	241,638
Microsoft Corporation		569,550	13,766,023
NCR Corporation	*	10,200	344,148
Novell, Inc.	*	22,400	133,504
Nvidia Corporation	*	9,500	225,720
Oracle Corporation	*	252,920	3,156,442
Parametric Technology Corporation	*	18,300	102,297
Siebel Systems, Inc.	*	27,200	248,336
Sun Microsystems, Inc.	*	190,200	768,408
Sungard Data Systems, Inc.	*	15,800	545,100
Symantec Corporation	*	39,200	836,136
Unisys Corporation	*	20,200	142,612
Veritas Software Corporation	*	23,633	548,758
Yahoo!, Inc.	*	73,500	2,491,650

			33,077,721

Computers & Information—4.4%
3M Company		43,450	3,723,230
Apple Computer, Inc.	*	46,000	1,916,820
Cisco Systems, Inc.	*	364,250	6,516,433
Dell, Inc.	*	138,500	5,321,170
EMC Corporation	*	135,450	1,668,744
Gateway, Inc.	*	20,900	84,227
Hewlett-Packard Company		162,986	3,575,913
International Business Machines Corporation		91,900	8,397,822
International Game Technology		19,100	509,206
Jabil Circuit, Inc.	*	11,000	313,720
Lexmark International, Inc.	*	7,400	591,778
Pitney Bowes, Inc.		12,900	582,048
Solectron Corporation	*	53,300	184,951
Symbol Technologies, Inc.		12,800	185,472

			33,571,534

Containers & Packaging—0.1%
Ball Corporation		6,000	248,880
Sealed Air Corporation	*	4,565	237,106

			485,986

Cosmetics & Personal Care—1.8%
Alberto Culver Company
Class B		4,800	229,728
Avon Products, Inc.		26,200	1,125,028
Clorox Company		8,400	529,116
Colgate-Palmolive Company		29,700	1,549,449
Gillette Company (The)		55,800	2,816,784
Procter & Gamble Company		142,000	7,526,000

			13,776,105

Diversified—2.8%
General Electric Company		595,960	21,490,318

Electric Utilities—2.5%
AES Corporation (The)	*	36,500	597,870
Allegheny Energy, Inc.	*†	7,700	159,082
Ameren Corporation		10,700	524,407
American Electric Power Company, Inc.	†	21,860	744,552

10	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value

COMMON STOCKS—(Continued)

CMS Energy Corporation	*	11,100	$144,744
Calpine Corporation	*†	30,600	85,680
Centerpoint Energy, Inc.		14,626	175,951
Cinergy Corporation		10,700	433,564
Consolidated Edison, Inc.	†	13,300	560,994
Constellation Energy Group, Inc.		10,000	517,000
DTE Energy Company	†	9,300	422,964
Dominion Resources, Inc.		19,171	1,426,898
Duke Energy Corporation		52,924	1,482,401
Edison International		17,900	621,488
Entergy Corporation		12,100	854,986
Exelon Corporation	†	37,424	1,717,387
FPL Group, Inc.	†	22,000	883,300
FirstEnergy Corporation		18,173	762,357
KeySpan Corporation		8,800	342,936
NiSource, Inc.		14,602	332,780
PG&E Corporation	†	20,310	692,571
PPL Corporation		10,600	572,294
Pinnacle West Capital Corporation		4,800	204,048
Progress Energy, Inc.	†	13,500	566,325
Public Service Enterprise Group, Inc.	†	13,000	707,070
Sempra Energy	†	12,969	516,685
Southern Company (The)		41,800	1,330,494
TXU Corporation		13,297	1,058,840
TECO Energy, Inc.		12,300	192,864
Xcel Energy, Inc.		21,870	375,727

			19,008,259

Electrical Equipment—0.2%
Cooper Industries Ltd. Class A		5,500	393,360
Emerson Electric Company		23,300	1,512,869

			1,906,229

Electronics—2.5%
Advanced Micro Devices, Inc.	*	22,100	356,252
Agilent Technologies, Inc.	*	24,369	540,992
Altera Corporation	*	20,800	411,424
American Power Conversion Corporation		10,800	281,988
Analog Devices, Inc.		21,200	766,168
Applied Micro Circuits Corporation	*	17,700	58,233
Broadcom Corporation Class A	*	16,380	490,090
Freescale Semiconductor, Inc. Class B	*	22,553	389,039
Intel Corporation		350,040	8,131,429
JDS Uniphase Corporation	*†	84,700	141,449
LSI Logic Corporation	*	22,700	126,893
Linear Technology Corporation		17,200	658,932
Maxim Integrated Products, Inc.		18,100	739,747
Micron Technology, Inc.	*†	33,600	347,424
Molex, Inc.	†	10,475	276,121
National Semiconductor Corporation		20,000	412,200
Novellus Systems, Inc.		7,400	197,802
PMC-Sierra, Inc.	*†	10,900	95,920
QLogic Corporation	*†	5,200	210,600
Raytheon Company		25,600	990,720
Rockwell Collins, Inc.		9,700	461,623
Sanmina-SCI Corporation	*†	28,400	148,248
Teradyne, Inc.	*	11,200	163,520
Texas Instruments, Inc.		96,000	2,447,040
Xilinx, Inc.		18,900	552,447

			19,396,301

Entertainment & Leisure—1.7%
Eastman Kodak Company	†	15,800	514,290
Harrah’s Entertainment, Inc.	†	6,050	390,709
Hasbro, Inc.		9,775	199,899
Mattel, Inc.		23,578	503,390
News Corporation, Inc Class A		162,200	2,744,424
Time Warner, Inc.	*	258,710	4,540,361
Walt Disney Company		115,200	3,309,696
Xerox Corporation	*	52,800	799,920

			13,002,689

Financial Services—2.7%
Bear Stearns Companies, Inc. (The)		6,333	632,667
Charles Schwab Corporation (The)		64,622	679,177
Countrywide Financial Corporation		32,598	1,058,131
E*Trade Financial Corporation	*	20,200	242,400
Federal Home Loan Mortgage Corporation		38,700	2,445,840
Federal National Mortgage Association		54,500	2,967,525
Federated Investors, Inc. Class B		5,700	161,367
Franklin Resources, Inc.		11,140	764,761
Goldman Sachs Group, Inc.		25,210	2,772,848
Janus Capital Group, Inc.	†	14,000	195,300
Lehman Brothers Holdings, Inc.		15,500	1,459,480
Merrill Lynch & Company, Inc.		52,360	2,963,576
Morgan Stanley		62,730	3,591,293
T. Rowe Price Group, Inc.		6,900	409,722

			20,344,087

Food Retailers—0.3%
Albertson’s, Inc.	†	20,242	417,997
Kroger Company	*†	41,100	658,833
Starbucks Corporation	*	22,500	1,162,350

			2,239,180

Forest Products & Paper—0.7%
Bemis Company		6,800	211,616
Georgia-Pacific Corporation		14,838	526,601
International Paper Company		27,602	1,015,478
Kimberly Clark Corporation		27,020	1,776,025
MeadWestvaco Corporation		11,014	350,465
Pactiv Corporation	*	8,100	189,135
Temple-Inland, Inc.		3,400	246,670
Weyerhaeuser Company		13,800	945,300

			5,261,290

Health Care Providers—1.0%
Caremark Rx, Inc.	*	25,800	1,026,324
Express Scripts, Inc.	*	4,300	374,917
HCA, Inc.		23,317	1,249,092
Health Management Associates, Inc. Class A	†	13,200	345,576
Laboratory Corporation of America Holdings	*	7,700	371,140

See accompanying notes to schedule of investments.	11

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value

COMMON STOCKS—(Continued)

Manor Care, Inc.	†	4,700	$170,892
Tenet Healthcare Corporation	*†	25,550	294,592
UnitedHealth Group, Inc.		36,150	3,447,987

			7,280,520

Heavy Construction—0.0%
Centex Corporation		6,900	395,163

Heavy Machinery—1.7%
American Standard
Companies, Inc.		10,150	471,772
Applied Materials, Inc.	*	92,400	1,501,500
Baker Hughes, Inc.		19,180	853,318
Black & Decker Corporation	†	4,800	379,152
Caterpillar, Inc.		19,200	1,755,648
Cummins, Inc.		2,600	182,910
Deere & Company		13,800	926,394
Dover Corporation		11,200	423,248
Eaton Corporation		8,400	549,360
Ingersoll-Rand Company Class A		9,650	768,623
National-Oilwell Varco, Inc.	*	9,200	429,640
Pall Corporation		7,666	207,902
Parker Hannifin Corporation		6,525	397,503
Rockwell Automation, Inc.		10,200	577,728
Stanley Works (The)	†	4,400	199,188
United Technologies Corporation		28,900	2,937,974
W.W. Grainger, Inc.		5,000	311,350

			12,873,210

Home Construction, Furnishings & Appliances—0.4%
Johnson Controls, Inc.		10,400	579,904
KB Home		2,500	293,650
Leggett & Platt, Inc.		10,700	309,016
Masco Corporation		25,400	880,618
Maytag Corporation	†	5,000	69,850
Pulte Homes, Inc.	†	6,670	491,112
Whirlpool Corporation	†	3,600	243,828

			2,867,978

Household Products—0.4%
Fortune Brands, Inc.		8,100	653,103
Illinois Tool Works, Inc.	†	15,470	1,385,029
Newell Rubbermaid, Inc.	†	15,060	330,416
Rohm & Haas Company		10,945	525,360
Snap-On, Inc.		3,650	116,034

			3,009,942

Industrial—Diversified—0.5%
Tyco International Ltd.		113,349	3,831,196

Insurance—4.0%
ACE Ltd. (Bermuda)		16,100	664,447
Aflac, Inc.		28,300	1,054,458
Aetna, Inc.		16,874	1,264,706
Allstate Corporation (The)		37,938	2,050,928
AMBAC Financial Group, Inc.		6,250	467,188
American International Group, Inc.		146,770	8,132,526
AON Corporation	†	17,225	393,419
Chubb Corporation		10,760	852,945
Cigna Corporation		7,700	687,610
Cincinnati Financial Corporation		9,180	400,340
Hartford Financial Services Group, Inc.		16,700	1,144,952
Humana, Inc.	*	8,800	281,072
Jefferson Pilot Corporation		7,687	377,047
Lincoln National Corporation		9,800	442,372
Loews Corporation		8,990	661,125
MBIA, Inc.	†	7,850	410,398
MGIC Investment Corporation		5,400	333,018
Marsh & McLennan Companies, Inc.		29,300	891,306
Metlife, Inc.		41,260	1,613,266
Principal Financial Group		16,860	648,941
Progressive Corporation (The)		11,080	1,016,701
Prudential Financial, Inc.		29,500	1,693,300
Safeco Corporation		7,600	370,196
St. Paul Travelers Companies		37,616	1,381,636
Torchmark Corporation	†	6,200	323,640
UnumProvident Corporation	†	16,418	279,434
WellPoint, Inc.	*	17,200	2,156,020
XL Capital Ltd. Class A (Bermuda)	†	7,600	550,012

			30,543,003

Lodging—0.3%
Hilton Hotels Corporation		20,800	464,880
Marriott International, Inc. Class A		11,310	756,187
Starwood Hotels & Resorts Worldwide, Inc.		11,900	714,357

			1,935,424

Media—Broadcasting & Publishing—1.7%
Clear Channel Communications, Inc.	†	29,670	1,022,725
Comcast Corporation Class A	*	124,480	4,204,934
Dow Jones & Company, Inc.	†	4,400	164,428
Gannett Company, Inc.		14,130	1,117,400
Knight-Ridder, Inc.	†	4,400	295,900
McGraw-Hill Companies, Inc. (The)		10,600	924,850
Meredith Corporation		2,700	126,225
New York Times Company Class A	†	8,200	299,956
Tribune Company		16,867	672,487
Univision Communications, Inc. Class A	*	16,500	456,885
Viacom, Inc. Class B		95,991	3,343,367

			12,629,157

Medical Supplies—3.4%
Allergan, Inc.		7,500	521,025
Applera Corporation—Applied Biosystems Group		11,300	223,062
Bausch & Lomb, Inc.	†	2,806	205,680
Baxter International, Inc.		34,800	1,182,504
Becton, Dickinson & Company		14,000	817,880
Biomet, Inc.		14,025	509,108
Boston Scientific Corporation	*	42,780	1,253,026
C.R. Bard, Inc.		6,000	408,480
Fisher Scientific International	*†	6,200	352,904
Guidant Corporation		18,100	1,337,590
Johnson & Johnson		167,388	11,241,778
Kla-Tencor Corporation	*†	10,700	492,307
Medtronic, Inc.		68,100	3,469,695
Millipore Corporation	*†	2,900	125,860
PerkinElmer, Inc.		7,800	160,914

12	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value

COMMON STOCKS—(Continued)

Quest Diagnostics, Inc.		5,200	$546,676
St. Jude Medical, Inc.	*	20,300	730,800
Stryker Corporation		21,100	941,271
Tektronix, Inc.		4,500	110,385
Thermo Electron Corporation	*	9,100	230,139
Waters Corporation	*	6,600	236,214
Zimmer Holdings, Inc.	*	13,890	1,080,781

			26,178,079

Metals—0.7%
Alcoa, Inc.		49,060	1,490,933
Allegheny Technologies, Inc.		5,183	124,962
Danaher Corporation	†	15,490	827,321
Engelhard Corporation		7,537	226,336
Newmont Mining Corporation		24,568	1,037,998
Nucor Corporation		9,100	523,796
Phelps Dodge Corporation		5,428	552,190
United States Steel Corporation	†	6,520	331,542

			5,115,078

Mining—0.0%
Freeport-McMoran Copper & Gold, Inc. Class B		9,700	384,217

Oil & Gas—6.9%
Amerada Hess Corporation	†	5,000	481,050
Anadarko Petroleum Corporation		13,370	1,017,457
Apache Corporation		18,392	1,126,142
Ashland, Inc.		3,800	256,386
BJ Services Company		8,900	461,732
Burlington Resources, Inc.		21,904	1,096,733
ChevronTexaco Corporation		118,480	6,908,569
ConocoPhillips		39,209	4,228,299
Devon Energy Corporation		26,598	1,270,055
Dynegy, Inc. Class A	*†	23,100	90,321
EOG Resources, Inc.		13,400	653,116
EL Paso Corporation		36,277	383,811
Exxon Mobil Corporation		359,458	21,423,697
Halliburton Company		28,400	1,228,300
Kerr-McGee Corporation		9,171	718,364
Kinder Morgan, Inc.		6,200	469,340
Marathon Oil Corporation		19,200	900,864
Nabors Industries Ltd.	*	8,000	473,120
Nicor, Inc.	†	2,900	107,561
Noble Corporation		7,700	432,817
Occidental Petroleum Corporation		22,390	1,593,496
Peoples Energy Corporation		2,300	96,416
Rowan Companies, Inc.		6,200	185,566
Schlumberger Ltd.		33,100	2,332,888
Sunoco, Inc.	†	4,100	424,432
Transocean, Inc.	*	18,211	937,138
Unocal Corporation		15,210	938,305
Valero Energy Corporation		14,500	1,062,415
Williams Companies, Inc.		32,100	603,801
XTO Energy, Inc.		19,066	626,127

			52,528,318

Pharmaceuticals—5.5%
Abbott Laboratories		87,700	4,088,574
AmerisourceBergen Corporation	†	6,100	349,469
Amgen, Inc.	*	70,344	4,094,724
Biogen Idec, Inc.	*†	18,930	653,274
Bristol-Myers Squibb Company		110,000	2,800,600
Cardinal Health, Inc.		24,550	1,369,890
Chiron Corporation	*	8,310	291,349
Eli Lilly & Company		63,700	3,318,770
Forest Laboratories, Inc.	*	20,300	750,085
Genzyme Corporation	*	13,800	789,912
Gilead Sciences, Inc.	*	24,500	877,100
Hospira, Inc.	*	8,650	279,136
King Pharmaceuticals, Inc.	*	13,066	108,578
McKesson Corporation		15,989	603,585
Medco Health Solutions, Inc.	*†	15,595	773,044
MedImmune, Inc.	*	13,600	323,816
Merck & Company, Inc.		124,500	4,030,065
Mylan Laboratories	†	14,400	255,168
Pfizer, Inc.		420,012	11,033,715
Schering-Plough Corporation		83,100	1,508,265
Sigma Aldrich Corporation		3,800	232,750
Watson Pharmaceuticals, Inc.	*†	5,900	181,307
Wyeth		75,200	3,171,936

			41,885,112

Real Estate—0.4%
Apartment Investment & Management Company REIT Class A		5,900	219,480
Archstone-Smith Trust REIT		10,900	371,799
Equity Office Properties Trust REIT		22,000	662,860
Equity Residential REIT		16,100	518,581
Plum Creek Timber Company, Inc. REIT		10,800	385,560
Prologis REIT		9,800	363,580
Simon Property Group, Inc. REIT		12,400	751,192

			3,273,052

Restaurants—0.5%
Darden Restaurants, Inc.		8,900	273,052
McDonald’s Corporation		71,600	2,229,624
Wendy’s International, Inc.	†	6,200	242,048
Yum! Brands, Inc.		16,200	839,322

			3,584,046

Retailers—3.7%
Autozone, Inc.	*	3,810	326,517
Bed Bath & Beyond, Inc.	*	16,400	599,256
Best Buy Company, Inc.		16,810	907,908
Big Lots, Inc.	*	7,200	86,544
CVS Corporation		22,600	1,189,212
Circuit City Stores, Inc.		10,300	165,315
Costco Wholesale Corporation		26,576	1,174,128
Dillard’s, Inc. Class A		4,200	112,980
Dollar General Corporation		16,970	371,813
eBay, Inc.	*	68,130	2,538,524
Family Dollar Stores, Inc.		9,400	285,384
Federated Department Stores		9,900	630,036
JC Penney Company, Inc. (Holding Company)		16,000	830,720
May Department Stores Company (The)		15,900	588,618
Office Depot, Inc.	*	17,400	385,932
OfficeMax, Inc.		5,200	174,200
RadioShack Corporation	†	9,000	220,500
Sears Holdings Corporation	*	4,982	663,453
Sherwin-Williams Company (The)		7,130	313,649
Staples, Inc.		27,300	858,039

See accompanying notes to schedule of investments.	13

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value

COMMON STOCKS—(Continued)

TJX Companies, Inc.		27,700	$682,251
Target Corporation		50,400	2,521,008
Tiffany & Company	†	8,100	279,612
Toys R US, Inc.	*†	12,300	316,848
Walgreen Company		57,500	2,554,150
Wal-Mart Stores, Inc.		190,700	9,555,977

			28,332,574

Telecommunications—0.0%
Citizens Communications Company	†	18,800	243,272

Telephone Systems—2.5%
Alltel Corporation	†	17,200	943,420
AT&T Corporation		45,267	848,756
BellSouth Corporation		103,100	2,710,499
CenturyTel, Inc.		7,700	252,868
Nextel Communications, Inc. Class A	*	63,400	1,801,828
Qwest Communications International, Inc.	*†	97,229	359,747
SBC Communications, Inc.		185,952	4,405,203
Sprint Corp.-FON Group	†	83,200	1,892,800
Verizon Communications, Inc.		155,971	5,536,971

			18,752,092

Textiles, Clothing & Fabrics—0.3%
Coach, Inc.	*	10,400	588,952
Jones Apparel Group, Inc.		6,700	224,383
Liz Claiborne, Inc.		5,800	232,754
Nike, Inc. Class B		12,940	1,078,031
Reebok International Ltd.	†	3,600	159,480
VF Corporation		5,900	348,926

			2,632,526

Transportation—1.5%
Brunswick Corporation		5,800	271,730
Burlington Northern Santa Fe Corporation		21,256	1,146,336
CSX Corporation		11,800	491,470
Carnival Corporation		29,660	1,536,685
FedEx Corporation		16,940	1,591,513
Norfolk Southern Corporation		22,500	833,625
Sabre Holdings Corporation	†	6,930	151,628
Union Pacific Corporation		14,700	1,024,590
United Parcel Service, Inc. Class B		63,000	4,582,620

			11,630,197

TOTAL COMMON STOCKS (Cost $567,414,926)			608,726,719

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—16.3%

U.S. Treasury Bonds—16.3%
U.S. Treasury Bond
10.625%	08/15/2015	†	$5,565,000	8,339,676
8.875%	08/15/2017- 02/15/2019	**	11,077,000	15,529,196
8.750%	05/15/2017- 08/15/2020		4,515,000	6,280,645
8.125%	08/15/2019- 08/15/2021	†	7,430,000	10,042,253
8.000%	11/15/2021	**	10,015,000	13,603,194
7.875%	02/15/2021		6,000,000	8,014,224
7.625%	02/15/2025		1,300,000	1,751,903
7.250%	05/15/2016- 08/15/2022	†	4,655,000	5,797,244
7.125%	02/15/2023		2,890,000	3,661,722
6.875%	08/15/2025	†	7,680,000	9,640,504
6.750%	08/15/2026		5,030,000	6,265,298
6.250%	08/15/2023- 05/15/2030	**	18,350,000	21,915,527
6.125%	11/15/2027- 08/15/2029	†	11,680,000	13,694,083

TOTAL U.S. TREASURY OBLIGATIONS (Cost $122,911,770)				124,535,469

		Shares	Value

RIGHTS—0.0%

Computers & Information—0.0%
Seagate Technology, Inc. (Cost $—)	d	10,600	—

Coupon Rate	Maturity Date		Face	Value

COMMERCIAL PAPER—2.6%

Commercial Services—1.3%
International Lease Finance Corporation 2.970%	07/12/2005		$10,000,000	9,915,850

Financial Services—1.3%
Credit Suisse First Boston USA, Inc., 144A 2.540%	04/11/2005	***	10,000,000	9,992,945

TOTAL COMMERCIAL PAPER (Cost $19,908,795)				19,908,795

CASH EQUIVALENTS—7.1%

Institutional Money Market Funds—0.4%
BGI Institutional Fund 2.792%	04/01/2005	††	2,218,687	2,218,687
Goldman Sachs Financial Square Prime Obligations Fund 2.595%	04/01/2005	††	24,820	24,820
Merrill Lynch Premier Institutional Fund 2.525%	04/01/2005	††	559,726	559,726
Merrimac Cash Fund-Premium Class 2.515%	04/01/2005	††	184,891	184,891

				2,988,124

Bank & Certificate Deposits/ Offshore Time Deposits—5.3%
Bank of Montreal 2.600%	04/04/2005	††	345,623	345,623
Bank of Nova Scotia 2.780%	04/28/2005	††	1,109,343	1,109,343
Bank of Nova Scotia 2.730%	04/14/2005	††	2,366,599	2,366,599
Bank of Nova Scotia 2.700%	04/11/2005	††	1,109,343	1,109,343
Barclays 2.785%	04/25/2005	††	1,848,906	1,848,906
Blue Ridge Asset Funding Corporation 2.687%	04/12/2005	††	921,725	921,725

14	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Asset Allocation Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

BNP Paribas 2.910%	06/15/2005	††	$739,562	$739,562
BNP Paribas 2.800%	05/05/2005	††	1,294,234	1,294,234
BNP Paribas 2.730%	04/07/2005	††	1,996,585	1,996,585
Branch Banker & Trust 2.740%	04/18/2005	††	2,218,687	2,218,687
Calyon 2.925%	06/03/2005	††	1,361,158	1,361,158
Calyon 2.840%	04/01/2005	††	739,562	739,562
Calyon 2.770%	04/21/2005	††	25,200	25,200
CIESCO 2.680%	04/20/2005	††	110,934	110,934
Clipper Receivables Corporation 2.656%	04/04/2005	††	369,781	369,781
Compass Securitization 2.707%	04/11/2005	††	443,737	443,737
Delaware Funding Corporation 2.697%	04/12/2005	††	369,781	369,781
Den Danske Bank 2.770%	04/26/2005	††	739,562	739,562
Den Danske Bank 2.750%	04/01/2005	††	924,453	924,453
Den Danske Bank 2.700%	04/13/2005	††	1,294,234	1,294,234
Fairway Finance 2.636%	04/01/2005	††	739,562	739,562
Fortis Bank 2.780%	04/26/2005	††	924,453	924,453
Fortis Bank 2.440%	04/14/2005	††	184,891	184,891
General Electric Capital Corporation 2.656%	04/04/2005	††	851,412	851,412
Grampian Funding LLC 2.786%	04/13/2005	††	1,845,051	1,845,051
Greyhawk Funding 2.758%	04/22/2005	††	1,658,648	1,658,648
Jupiter Securitization Corporation 2.754%	04/04/2005	††	737,415	737,415
Jupiter Securitization Corporation 2.727%	04/12/2005	††	554,672	554,672
K2 (USA) LLC 2.677%	04/07/2005	††	184,891	184,891
Lexington Parker Capital Company 2.706%	04/06/2005	††	184,891	184,891
Paradigm Funding LLC 2.686%	04/04/2005	††	554,672	554,672
Paradigm Funding LLC 2.631%	04/11/2005	††	554,672	554,672
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	1,844,051	1,844,051
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	567,622	567,622
Rabobank Nederland 2.750%	04/27/2005	††	100,543	100,543
Royal Bank of Canada 2.780%	04/29/2005	††	1,172,006	1,172,006
Royal Bank of Scotland 2.750%	04/19/2005	††	1,848,906	1,848,906
Royal Bank of Scotland 2.585%	04/01/2005	††	924,453	924,453
Sigma Finance Corporation 2.611%	04/08/2005	††	554,672	554,672
Silver Tower U.S. Funding 2.780%	04/21/2005	††	548,252	548,252
Svenska Handlesbanken 2.630%	04/15/2005	††	610,139	610,139
Toronto Dominion Bank 3.010%	06/24/2005	††	184,891	184,891
UBS AG 2.805%	05/03/2005	††	369,781	369,781
Wells Fargo 2.790%	04/08/2005	††	739,562	739,562
Wells Fargo 2.780%	04/20/2005	††	887,475	887,475
Wells Fargo 2.780%	04/21/2005	††	957,387	957,387

				40,613,979

Floating Rate Instruments/Master Notes—1.4%
Bank of America 2.820%	05/16/2005	††	702,582	702,582
Bank of America 2.800%	06/09/2005	††	924,453	924,453
Bank of America 2.770%	04/18/2005	††	369,781	369,781
Bank of America 2.540%	06/01/2005	††	1,301,628	1,301,628
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	1,151,257	1,151,257
Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	739,562	739,562
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	369,781	369,781
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	1,290,158	1,290,158
Goldman Sachs Group, Inc. 2.830%	04/27/2005	††	739,562	739,562
Morgan Stanley 2.955%	06/05/2005	††	1,479,124	1,479,124
Morgan Stanley 2.955%	06/10/2005	††	1,294,234	1,294,234
Morgan Stanley 2.945%	12/09/2005	††	443,737	443,737

				10,805,859

TOTAL CASH EQUIVALENTS (Cost $54,407,962)				54,407,962

TOTAL INVESTMENTS—105.8% (Cost $764,643,453)				807,578,945
Other assets less liabilities—(5.8%)				(44,282,352)

NET ASSETS—100.0%				$763,296,593

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing security.
**	Security has been pledged as collateral for futures contracts.
***

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.24% of Total Investments.

†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 03/31/2005.

See accompanying notes to schedule of investments.	15

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value

COMMON STOCKS—89.6%

Aerospace & Defense—1.3%
Honeywell International, Inc.		310,200	$11,542,542
Lockheed Martin Corporation		50,000	3,053,000

			14,595,542

Automotive—2.6%
Ford Motor Company		200,000	2,266,000
General Motors Corporation	†	804,000	23,629,560
Genuine Parts Company		90,552	3,938,106

			29,833,666

Banking—8.0%
American Express Company		50,000	2,568,500
Bank of America Corporation		342,984	15,125,594
Citigroup, Inc.		209,869	9,431,513
JP Morgan Chase & Company		185,000	6,401,000
KeyCorp	†	100,000	3,245,000
MBNA Corporation		385,000	9,451,750
Mellon Financial Corporation		140,000	3,995,600
Northern Trust Corporation		40,000	1,737,600
PNC Financial Services Group, Inc.		85,000	4,375,800
SLM Corporation		176,000	8,771,840
State Street Corporation		100,000	4,372,000
Suntrust Banks, Inc.		40,000	2,882,800
Wachovia Corporation		133,004	6,771,234
Washington Mutual, Inc.		178,845	7,064,377
Wells Fargo & Company		73,000	4,365,400

			90,560,008

Beverages, Food & Tobacco—5.1%
Altria Group, Inc.		196,000	12,816,440
Anheuser-Busch Companies, Inc.		125,000	5,923,750
Campbell Soup Company		99,712	2,893,642
Coca-Cola Company (The)		120,000	5,000,400
ConAgra Foods, Inc.		270,000	7,295,400
General Mills, Inc.		80,022	3,933,081
H.J. Heinz Company		162,249	5,977,253
Imperial Tobacco Group PLC (United Kingdom)		130,200	6,900,600
Kraft Foods, Inc. Class A	†	75,000	2,478,750
UST, Inc.		56,537	2,922,963
Unilever NV (Netherlands)	†	25,000	1,710,500

			57,852,779

Building Materials—0.9%
Hanson PLC Sponsored ADR (United Kingdom)		166,900	7,860,990
Home Depot, Inc.		70,000	2,676,800

			10,537,790

Chemicals—1.1%
Dow Chemical Company (The)		39,771	1,982,584
EI Du Pont de Nemours & Company		61,446	3,148,493
Great Lakes Chemical Corporation		40,500	1,300,860
Hercules, Inc.	*	48,000	695,040
International Flavors & Fragrances, Inc.		50,900	2,010,550
Lyondell Chemical Company		115,700	3,230,344

			12,367,871

Commercial Services—1.7%
Waste Management, Inc.		663,200	19,133,320

Communications—0.1%
Lucent Technologies, Inc.	†*	200,000	550,000

Computer Software & Processing—0.4%
Microsoft Corporation		200,000	4,834,000

Computers & Information—0.9%
Hewlett-Packard Company		200,000	4,388,000
Pitney Bowes, Inc.		87,100	3,929,952
Seagate Technology (Cayman Islands)		100,000	1,955,000

			10,272,952

Cosmetics & Personal Care—0.6%
Clorox Company		40,000	2,519,600
Colgate-Palmolive Company		90,000	4,695,300

			7,214,900

Diversified—0.6%
General Electric Company		190,000	6,851,400

Electric Utilities—3.4%
Cinergy Corporation	†	190,400	7,715,008
Constellation Energy Group, Inc.		50,000	2,585,000
Duke Energy Corporation		384,000	10,755,840
Entergy Corporation		126,000	8,903,160
FirstEnergy Corporation		50,000	2,097,500
NiSource, Inc.	†	130,000	2,962,700
Progress Energy, Inc.	†	85,000	3,565,750

			38,584,958

Electrical Equipment—1.2%
Cooper Industries Ltd. Class A		75,000	5,364,000
Emerson Electric Company		120,000	7,791,600

			13,155,600

Electronics—4.9%
American Power Conversion Corporation		193,400	5,049,674
Analog Devices, Inc.		100,000	3,614,000
Intel Corporation		120,000	2,787,600
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands)	†*	1,130,000	31,097,600
Raytheon Company		100,000	3,870,000
Sony Corporation ADR (Japan)	†	125,000	5,002,500
Texas Instruments, Inc.	†	150,000	3,823,500

			55,244,874

Entertainment & Leisure—4.3%
Eastman Kodak Company	†	85,741	2,790,870
Mattel, Inc.		488,000	10,418,800
Time Warner, Inc.	*	235,000	4,124,250
Walt Disney Company		1,054,000	30,281,420
Xerox Corporation	*	51,000	772,650

			48,387,990

16	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value

COMMON STOCKS—(Continued)

Financial Services—0.6%
Charles Schwab Corporation (The)		284,200	$2,986,942
Federal National Mortgage Association		40,806	2,221,887
Janus Capital Group, Inc.	†	120,000	1,674,000

			6,882,829

Forest Products & Paper—1.3%
International Paper Company		259,900	9,561,721
Kimberly Clark Corporation		45,259	2,974,874
MeadWestvaco Corporation		50,000	1,591,000

			14,127,595

Health Care Providers—0.7%
HCA, Inc.		156,200	8,367,634

Heavy Machinery—1.4%
Baker Hughes, Inc.		57,500	2,558,175
Pall Corporation		120,000	3,254,400
Stanley Works (The)		214,300	9,701,361

			15,513,936

Home Construction, Furnishings & Appliances—0.2%
Whirlpool Corporation	†	40,000	2,709,200

Household Products—0.9%
Fortune Brands, Inc.		37,765	3,044,992
Illinois Tool Works, Inc.	†	38,900	3,482,717
Newell Rubbermaid, Inc.	†	185,000	4,058,900

			10,586,609

Industrial—Diversified—0.5%
Tyco International Ltd.		161,556	5,460,593

Insurance—9.7%
Allstate Corporation (The)		160,000	8,649,600
American International Group, Inc.		51,014	2,826,685
AON Corporation	†	766,000	17,495,440
Chubb Corporation		33,000	2,615,910
Cigna Corporation		43,300	3,866,690
Fairfax Financial Holdings Ltd. (Canada)	†	110,000	16,445,000
Hartford Financial Services Group, Inc.		118,400	8,117,504
Lincoln National Corporation		49,690	2,243,007
MGIC Investment Corporation		150,900	9,306,003
Marsh & McLennan Companies, Inc.		140,000	4,258,800
Safeco Corporation		70,000	3,409,700
St. Paul Travelers Companies		190,306	6,989,939
UnumProvident Corporation	†	105,000	1,787,100
WellPoint, Inc.	*	112,700	14,126,945
XL Capital Ltd. Class A (Bermuda)	†	115,000	8,322,550

			110,460,873

Lodging—0.7%
Hilton Hotels Corporation		175,000	3,911,250
Starwood Hotels & Resorts Worldwide, Inc.		60,000	3,601,800

			7,513,050

Media—Broadcasting & Publishing—7.2%
Comcast Corporation Class A	*	135,000	4,560,300
Comcast Corporation Special Class A	*	696,000	23,246,400
DIRECTV Group, Inc. (The)	*	1,500,000	21,630,000
Dow Jones & Company, Inc.	†	80,000	2,989,600
Gannett Company, Inc.		86,200	6,816,696
Knight-Ridder, Inc.	†	188,000	12,643,000
New York Times Company Class A	†	125,000	4,572,500
Viacom, Inc. Class B		140,000	4,876,200

			81,334,696

Medical Supplies—1.7%
Baxter International, Inc.		329,600	11,199,808
Boston Scientific Corporation	†*	140,000	4,100,600
Johnson & Johnson		60,000	4,029,600

			19,330,008

Metals—0.5%
Alcoa, Inc.		125,000	3,798,750
Nucor Corporation		25,000	1,439,000

			5,237,750

Oil & Gas—8.3%
Amerada Hess Corporation	†	75,000	7,215,750
BP Amoco PLC ADR (United Kingdom)		241,054	15,041,770
ChevronTexaco Corporation		287,700	16,775,787
ConocoPhillips		113,300	12,218,272
EnCana Corporation (Canada)	†	56,600	3,985,772
Exxon Mobil Corporation		124,760	7,435,696
Kerr-McGee Corporation		146,100	11,444,013
Marathon Oil Corporation		109,100	5,118,972
Occidental Petroleum Corporation		165,900	11,807,103
Royal Dutch Petroleum Company NY Shares (Netherlands)		60,781	3,649,291

			94,692,426

Pharmaceuticals—4.2%
Abbott Laboratories		75,000	3,496,500
Bristol-Myers Squibb Company		404,000	10,285,840
MedImmune, Inc.	*	120,000	2,857,200
Merck & Company, Inc.		175,000	5,664,750
Pfizer, Inc.		235,200	6,178,704
Schering-Plough Corporation		492,500	8,938,875
Wyeth		254,000	10,713,720

			48,135,589

Real Estate—0.3%
Simon Property Group, Inc. REIT		50,000	3,029,000

See accompanying notes to schedule of investments.	17

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value

COMMON STOCKS—(Continued)

Restaurants—3.6%
McDonald’s Corporation		150,000	$4,671,000
Wendy’s International, Inc.	†	191,100	7,460,544
Yum! Brands, Inc.		555,000	28,754,550

			40,886,094

Retailers—3.1%
Dollar General Corporation		320,200	7,015,582
JC Penney Company, Inc. (Holding Company)		78,200	4,060,144
May Department Stores Company (The)		60,765	2,249,520
Neiman Marcus Group, Inc.		127,000	11,461,750
Neiman-Marcus Group, Inc. Class A		118,200	10,816,482

			35,603,478

Telecommunications—1.2%
Nokia Corporation ADR (Finland)	†*	891,600	13,757,388

Telephone Systems—2.5%
Alltel Corporation	†	70,000	3,839,500
AT&T Corporation		100,000	1,875,000
Qwest Communications International, Inc.	†*	630,000	2,331,000
SBC Communications, Inc.		321,800	7,623,442
Sprint Corp.-FON Group	†	150,000	3,412,500
Verizon Communications, Inc.		268,441	9,529,656

			28,611,098

Transportation—3.9%
Burlington Northern Santa Fe Corporation		192,400	10,376,132
Carnival Corporation		67,000	3,471,270
FedEx Corporation		237,000	22,266,150
Norfolk Southern Corporation		84,540	3,132,207
Union Pacific Corporation		75,997	5,296,991

			44,542,750

TOTAL COMMON STOCKS (Cost $813,036,876)			1,016,760,246

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—1.0%

Telephone Systems—1.0%
Level 3 Communications, Inc., Senior Note 9.125%	05/01/2008	†	$2,575,000	2,156,563
Level 3 Communications, Inc., Senior Note, Step-Up 10.500%	12/01/2008	†	10,670,000	9,149,525

TOTAL CORPORATE OBLIGATIONS (Cost $10,065,470)				11,306,088

CONVERTIBLE DEBT OBLIGATIONS—0.3%

Telephone Systems—0.3%
Level 3 Communications, Inc., Subordinated Note, Convertible 6.000% (Cost $3,109,700)	03/15/2010	†	5,760,000	2,973,600

COMMERCIAL PAPER—2.8%

Banking—0.4%
Preferred Receivables Funding Corp., 144A 2.790%	04/21/2005	**	4,000,000	3,993,800
Preferred Receivables Funding Corp., 144A 2.780%	04/21/2005	**	1,000,000	998,456

				4,992,256

Distribution/Wholesale—0.3%
New Center Asset Trust 2.780%	04/13/2005		4,000,000	3,996,293

Financial Services—2.1%
Atlantic Asset Securities Corp., 144A 2.810%	04/15/2005	**	5,000,000	4,994,536
DaimlerChrysler North America Holding Corp. 2.680%	04/11/2005		4,000,000	3,997,022
Delaware Funding Corp., 144A 2.780%	04/19/2005	**	4,000,000	3,994,440
Falcon Asset Securitization Corp., 144A 2.790%	04/18/2005	**	3,000,000	2,996,047
FCAR Owner Trust I 2.680%	04/06/2005		2,000,000	1,999,256
Grampian Funding LLC, 144A 2.780%	04/13/2005	**	3,000,000	2,997,220
Yorktown Capital LLC, 144A 2.710%	04/11/2005	**	2,500,000	2,498,118

				23,476,639

TOTAL COMMERCIAL PAPER (Cost $32,465,188)				32,465,188

CASH EQUIVALENTS—15.8%

Institutional Money Market Funds—0.9%
BGI Institutional Fund 2.792%	04/01/2005	††	7,310,027	7,310,027
Goldman Sachs Financial Square Prime Obligations Fund 2.595%	04/01/2005	††	81,775	81,775
Merrill Lynch Premier Institutional Fund 2.525%	04/01/2005	††	1,844,160	1,844,160
Merrimac Cash Fund-Premium Class 2.515%	04/01/2005	††	609,169	609,169

				9,845,131

Bank & Certificate Deposits/Offshore Time Deposits—11.8%
Bank of Montreal 2.600%	04/04/2005	††	1,138,742	1,138,742
Bank of Nova Scotia 2.780%	04/28/2005	††	3,655,014	3,655,014
Bank of Nova Scotia 2.730%	04/14/2005	††	7,797,362	7,797,362
Bank of Nova Scotia 2.700%	04/11/2005	††	3,655,014	3,655,014
Barclays 2.785%	04/25/2005	††	6,091,689	6,091,689
Blue Ridge Asset Funding Corporation 2.687%	04/12/2005	††	3,036,854	3,036,854
BNP Paribas 2.910%	06/15/2005	††	2,436,676	2,436,676
BNP Paribas 2.800%	05/05/2005	††	4,264,182	4,264,182
BNP Paribas 2.730%	04/07/2005	††	6,578,256	6,578,256

18	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Equity Income Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Branch Banker & Trust 2.740%	04/18/2005	††	$7,310,027	$7,310,027
Calyon 2.925%	06/03/2005	††	4,484,682	4,484,682
Calyon 2.840%	04/01/2005	††	2,436,676	2,436,676
Calyon 2.770%	04/21/2005	††	83,028	83,028
CIESCO 2.680%	04/20/2005	††	365,501	365,501
Clipper Receivables Corporation 2.656%	04/04/2005	††	1,218,338	1,218,338
Compass Securitization 2.707%	04/11/2005	††	1,462,005	1,462,005
Delaware Funding Corporation 2.697%	04/12/2005	††	1,218,338	1,218,338
Den Danske Bank 2.770%	04/26/2005	††	2,436,676	2,436,676
Den Danske Bank 2.750%	04/01/2005	††	3,045,844	3,045,844
Den Danske Bank 2.700%	04/13/2005	††	4,264,182	4,264,182
Fairway Finance 2.636%	04/01/2005	††	2,436,676	2,436,676
Fortis Bank 2.780%	04/26/2005	††	3,045,845	3,045,845
Fortis Bank 2.440%	04/14/2005	††	609,169	609,169
General Electric Capital Corporation 2.656%	04/04/2005	††	2,805,191	2,805,191
Grampian Funding LLC 2.786%	04/13/2005	††	6,078,988	6,078,988
Greyhawk Funding 2.758%	04/22/2005	††	5,464,838	5,464,838
Jupiter Securitization Corporation 2.754%	04/04/2005	††	2,429,603	2,429,603
Jupiter Securitization Corporation 2.727%	04/12/2005	††	1,827,506	1,827,506
K2 (USA) LLC 2.677%	04/07/2005	††	609,169	609,169
Lexington Parker Capital Company 2.706%	04/06/2005	††	609,169	609,169
Paradigm Funding LLC 2.686%	04/04/2005	††	1,827,507	1,827,507
Paradigm Funding LLC 2.631%	04/11/2005	††	1,827,507	1,827,507
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	6,075,695	6,075,695
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	1,870,176	1,870,176
Rabobank Nederland 2.750%	04/27/2005	††	331,263	331,263
Royal Bank of Canada 2.780%	04/29/2005	††	3,861,472	3,861,472
Royal Bank of Scotland 2.750%	04/19/2005	††	6,091,689	6,091,689
Royal Bank of Scotland 2.585%	04/01/2005	††	3,045,845	3,045,845
Sigma Finance Corporation 2.611%	04/08/2005	††	1,827,507	1,827,507
Silver Tower U.S. Funding 2.780%	04/21/2005	††	1,806,355	1,806,355
Svenska Handlesbanken 2.630%	04/15/2005	††	2,010,257	2,010,257
Toronto Dominion Bank 3.010%	06/24/2005	††	609,169	609,169
UBS AG 2.805%	05/03/2005	††	1,218,338	1,218,338
Wells Fargo 2.790%	04/08/2005	††	2,436,677	2,436,677
Wells Fargo 2.780%	04/20/2005	††	2,924,012	2,924,012
Wells Fargo 2.780%	04/21/2005	††	3,154,356	3,154,356

				133,813,065

Floating Rate Instruments/Master Notes—3.1%
Bank of America 2.820%	05/16/2005	††	2,314,842	2,314,842
Bank of America 2.800%	06/09/2005	††	3,045,845	3,045,845
Bank of America 2.770%	04/18/2005	††	1,218,338	1,218,338
Bank of America 2.540%	06/01/2005	††	4,288,549	4,288,549
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	3,793,108	3,793,108
Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	2,436,676	2,436,676
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	1,218,338	1,218,338
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	4,250,753	4,250,753
Goldman Sachs Group, Inc. 2.830%	04/27/2005	††	2,436,676	2,436,676
Morgan Stanley 2.955%	06/05/2005	††	4,873,351	4,873,351
Morgan Stanley 2.955%	06/10/2005	††	4,264,182	4,264,182
Morgan Stanley 2.945%	12/09/2005	††	1,462,005	1,462,005

				35,602,663

TOTAL CASH EQUIVALENTS (Cost $179,260,859)				179,260,859

REPURCHASE AGREEMENTS—6.0%

IBT Repurchase Agreement dated 03/31/2005 due 04/01/2005, with a maturity value of $68,640,485 and an effective yield of 2.02% collateralized by U.S. Government Obligations with rates ranging from 3.31% to 5.375%, maturity dates ranging from 05/25/2028 to 06/15/2034 and an aggregate market value of $72,088,611.	68,636,291	68,636,291

TOTAL INVESTMENTS—115.5%
(Cost $1,106,574,384)		1,311,402,272
Other assets less liabilities—(15.5%)		(176,147,952)

NET ASSETS—100.0%		$1,135,254,320

See accompanying notes to schedule of investments.	19

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Equity Income Fund

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.71% of Total Investments.

†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

20	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—96.3%

Advertising—0.3%
Monster Worldwide, Inc.	*	26,100	$732,105
Omnicom Group	†	21,100	1,867,772

			2,599,877

Aerospace & Defense—1.2%
Boeing Company (The)		12,900	754,134
General Dynamics Corporation		62,800	6,722,740
Honeywell International, Inc.		50,000	1,860,500
Lockheed Martin Corporation		25,000	1,526,500

			10,863,874

Airlines—0.4%
Southwest Airlines Company		287,800	4,098,272

Apparel Retailers—0.2%
Kohl’s Corporation	*	34,000	1,755,420

Automotive—0.7%
Autonation, Inc.	*	56,100	1,062,534
Delphi Corporation		131,500	589,120
Harley-Davidson, Inc.		50,000	2,888,000
Lear Corporation	†	40,000	1,774,400
Navistar International Corporation	*	8,900	323,960

			6,638,014

Banking—12.5%
American Express Company		70,000	3,595,900
AmeriCredit Corporation	*†	38,800	909,472
Bank of America Corporation		331,800	14,632,380
Bank of New York Company, Inc. (The)		30,000	871,500
Citigroup, Inc.		535,750	24,076,605
Golden West Financial Corporation		53,500	3,236,750
IndyMac Bancorp, Inc.		34,500	1,173,000
JP Morgan Chase & Company		352,936	12,211,586
Mellon Financial Corporation		88,000	2,511,520
National City Corporation		173,400	5,808,900
Northern Trust Corporation	†	37,000	1,607,280
PNC Financial Services Group, Inc.		50,200	2,584,296
SLM Corporation		203,200	10,127,488
State Street Corporation		138,000	6,033,360
Suntrust Banks, Inc.		43,600	3,142,252
U.S. Bancorp		64,000	1,844,480
Washington Mutual, Inc.		196,000	7,742,000
Wells Fargo & Company		183,900	10,997,220

			113,105,989

Beverages, Food & Tobacco—3.6%
Altria Group, Inc.		96,903	6,336,487
Anheuser-Busch Companies, Inc.		78,984	3,743,052
Campbell Soup Company		63,000	1,828,260
Coca-Cola Company (The)		37,000	1,541,790
H.J. Heinz Company		16,700	615,228
Kellogg Company		84,100	3,639,007
Kraft Foods, Inc. Class A	†	57,600	1,903,680
Pepsi Bottling Group, Inc.		20,000	557,000
Pepsico, Inc.		153,700	8,150,711
Sysco Corporation	†	54,000	1,933,200
Unilever NV (Netherlands)	†	34,200	2,339,964

			32,588,379

Building Materials—1.1%
Home Depot, Inc.		115,000	4,397,600
Lowe’s Companies, Inc.		92,200	5,263,698

			9,661,298

Chemicals—2.1%
Air Products & Chemicals, Inc.		21,600	1,367,064
Dow Chemical Company (The)		117,000	5,832,450
EI Du Pont de Nemours & Company		188,400	9,653,616
Huntsman Corporation	*	49,100	1,145,012
Methanex Corporation (Canada)		32,300	627,589

			18,625,731

Commercial Services—0.9%
Accenture Ltd. (Bermuda)	*	20,000	483,000
Allied Waste Industries, Inc.	*†	92,200	673,982
Apollo Group, Inc. Class A	*†	30,000	2,221,800
Fluor Corporation		57,200	3,170,596
Manpower, Inc.	†	35,400	1,540,608
Paychex, Inc.		10,000	328,200

			8,418,186

Communications—1.0%
American Tower Corporation Class A	*†	28,400	517,732
Corning, Inc.	*	49,100	546,483
Polycom, Inc.	*	25,300	428,835
Qualcomm, Inc.		128,700	4,716,855
Scientific-Atlanta, Inc.		101,400	2,861,508

			9,071,413

Computer Software & Processing—4.6%
Adobe Systems, Inc.	†	50,000	3,358,500
Affiliated Computer Services, Inc. Class A	*†	72,500	3,859,900
Automatic Data Processing, Inc.		72,900	3,276,855
Cadence Design Systems, Inc.	*	42,500	635,375
Checkfree Corporation	*†	22,059	899,125
First Data Corporation		65,000	2,555,150
Fiserv, Inc.	*	30,000	1,194,000
Google, Inc. Class A	*	3,400	613,734
Intuit, Inc.	*	50,000	2,188,500
Juniper Networks, Inc.	*	30,000	661,800
Microsoft Corporation		549,600	13,283,832
Oracle Corporation	*	170,000	2,121,600
SAP AG ADR (Germany)	†	23,400	937,872
Sun Microsystems, Inc.	*	305,200	1,233,008
VeriSign, Inc.	*	38,100	1,093,470
Veritas Software Corporation	*	60,000	1,393,200
Yahoo!, Inc.	*	60,000	2,034,000

			41,339,921

See accompanying notes to schedule of investments.	21

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)

Computers & Information—3.0%
3M Company		11,800	$1,011,142
Apple Computer, Inc.	*	24,400	1,016,748
Cisco Systems, Inc.	*	418,850	7,493,226
Dell, Inc.	*	155,000	5,955,100
EMC Corporation	*	100,000	1,232,000
Hewlett-Packard Company		40,500	888,570
International Business Machines Corporation		31,600	2,887,608
International Game Technology		95,000	2,532,700
Jabil Circuit, Inc.	*	71,500	2,039,180
Lexmark International, Inc.	*	16,000	1,279,520
Seagate Technology (Cayman Islands)		58,100	1,135,855

			27,471,649

Cosmetics & Personal Care—0.7%
Avon Products, Inc.		29,600	1,271,024
Estee Lauder Companies, Inc. (The) Class A		10,000	449,800
Gillette Company (The)		25,000	1,262,000
Procter & Gamble Company		71,700	3,800,100

			6,782,924

Diversified—1.8%
General Electric Company		449,100	16,194,546

Electric Utilities—3.5%
AES Corporation (The)	*†	138,600	2,270,268
Calpine Corporation	*†	185,800	520,240
Constellation Energy Group, Inc.		31,600	1,633,720
Dominion Resources, Inc.		56,550	4,209,017
Duke Energy Corporation		92,400	2,588,124
Edison International		16,900	586,768
Entergy Corporation		54,000	3,815,640
Exelon Corporation	†	136,200	6,250,218
NiSource, Inc.		22,500	512,775
PPL Corporation		56,300	3,039,637
Progress Energy, Inc.	†	38,600	1,619,270
SCANA Corporation		43,300	1,654,926
TXU Corporation		38,900	3,097,607

			31,798,210

Electrical Equipment—0.7%
Cooper Industries Ltd. Class A		26,500	1,895,280
Emerson Electric Company		68,100	4,421,733

			6,317,013

Electronics—4.3%
Advanced Micro Devices, Inc.	*†	35,800	577,096
Agilent Technologies, Inc.	*	103,114	2,289,131
Altera Corporation	*	122,400	2,421,072
Analog Devices, Inc.		70,000	2,529,800
Applied Micro Circuits Corporation	*	163,700	538,573
Avnet, Inc.	*†	50,300	926,526
Fairchild Semiconductor International, Inc.	*†	45,200	692,916
Flextronics International Ltd. (Singapore)	*	75,900	913,836
Freescale Semiconductor, Inc. Class A	*	12,800	216,960
Intel Corporation	†	399,300	9,275,739
JDS Uniphase Corporation	*†	158,000	263,860
Linear Technology Corporation		50,900	1,949,979
Maxim Integrated Products, Inc.		89,000	3,637,430
Micron Technology, Inc.	*†	48,500	501,490
Novellus Systems, Inc.		15,400	411,642
PMC-Sierra, Inc.	*†	60,300	530,640
Teradyne, Inc.	*†	362,900	5,298,340
Texas Instruments, Inc.		82,000	2,090,180
Xilinx, Inc.		140,200	4,098,046

			39,163,256

Entertainment & Leisure—1.6%
Mattel, Inc.		32,600	696,010
Time Warner, Inc.	*	725,100	12,725,505
Walt Disney Company		46,900	1,347,437

			14,768,952

Financial Services—4.1%
Berkshire Hathaway, Inc. Class A	*†	38	3,306,000
Charles Schwab Corporation (The)		100,000	1,051,000
Federal Home Loan Mortgage Corporation		84,300	5,327,760
Federal National Mortgage Association	†	65,700	3,577,365
Franklin Resources, Inc.		46,000	3,157,900
Goldman Sachs Group, Inc.		90,600	9,965,094
Legg Mason, Inc.	†	40,000	3,125,600
Merrill Lynch & Company, Inc.		46,000	2,603,600
Morgan Stanley		84,900	4,860,525

			36,974,844

Forest Products & Paper—0.5%
International Paper Company		24,700	908,713
Kimberly Clark Corporation		62,100	4,081,833

			4,990,546

Health Care Providers—1.8%
DaVita, Inc.	*	33,900	1,418,715
Lincare Holdings, Inc.	*	85,200	3,768,396
Tenet Healthcare Corporation	*†	75,400	869,362
UnitedHealth Group, Inc.		110,000	10,491,800

			16,548,273

Heavy Machinery—4.6%
American Standard Companies, Inc.		66,000	3,067,680
Applied Materials, Inc.	*	498,000	8,092,500
Baker Hughes, Inc.		105,900	4,711,491
Caterpillar, Inc.		107,500	9,829,800
Deere & Company		30,000	2,013,900
Ingersoll-Rand Company Class A		17,700	1,409,805
Lam Research Corporation	*†	106,800	3,082,248
Parker Hannifin Corporation		26,700	1,626,564
Rockwell Automation, Inc.		70,300	3,981,792
United Technologies Corporation		36,000	3,659,760

			41,475,540

22	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)

Home Construction, Furnishings & Appliances—0.1%
Leggett & Platt, Inc.		19,200	$554,496

Household Products—0.6%
Illinois Tool Works, Inc.	†	61,600	5,515,048

Industrial—Diversified—1.1%
Tyco International Ltd.		303,100	10,244,780

Insurance—4.7%
ACE Ltd. (Bermuda)		97,700	4,032,079
American International Group, Inc.		143,600	7,956,876
Chubb Corporation		55,600	4,407,412
Everest Re Group Ltd. (Bermuda)		5,800	493,638
Hartford Financial Services Group, Inc.		48,500	3,325,160
Marsh & McLennan Companies, Inc.		63,000	1,916,460
PMI Group, Inc. (The)		35,300	1,341,753
Principal Financial Group		79,300	3,052,257
St. Paul Travelers Companies		40,000	1,469,200
WellPoint, Inc.	*	106,800	13,387,380
XL Capital Ltd. Class A (Bermuda)		22,200	1,606,614

			42,988,829

Lodging—0.2%
Las Vegas Sands Corporation	*†	14,200	639,000
Starwood Hotels & Resorts Worldwide, Inc.		13,800	828,414

			1,467,414

Media—Broadcasting & Publishing—2.6%
Cablevision Systems Corporation Class A	*	25,881	725,962
Comcast Corporation Class A	*†	203,900	6,887,742
Comcast Corporation Special Class A	*	82,000	2,738,800
DIRECTV Group, Inc. (The)	*	64,091	924,192
EW Scripps Company Class A	†	38,000	1,852,500
Gannett Company, Inc.		33,200	2,625,456
IAC/InterActiveCorp	*†	114,000	2,538,780
Knight-Ridder, Inc.	†	7,300	490,925
Viacom, Inc. Class B		133,200	4,639,356

			23,423,713

Medical Supplies—4.0%
Allergan, Inc.		71,000	4,932,370
Applera Corporation—Applied Biosystems Group		86,700	1,711,458
Baxter International, Inc.		176,100	5,983,878
Beckman Coulter, Inc.		42,800	2,844,060
Becton, Dickinson & Company		9,200	537,464
Biomet, Inc.		40,000	1,452,000
Boston Scientific Corporation	*	25,000	732,250
Credence Systems Corporation	*	20,900	165,319
Guidant Corporation		30,177	2,230,080
Johnson & Johnson		77,000	5,171,320
Kla-Tencor Corporation	*†	96,000	4,416,960
Medtronic, Inc.		81,400	4,147,330
St. Jude Medical, Inc.	*	20,000	720,000
Stryker Corporation		20,000	892,200

			35,936,689

Metals—2.2%
Alcoa, Inc.		340,000	10,332,600
Danaher Corporation	†	120,000	6,409,200
Precision Castparts Corporation		45,800	3,527,058

			20,268,858

Oil & Gas—8.4%
BJ Services Company		12,800	664,064
ConocoPhillips		124,800	13,458,432
Exxon Mobil Corporation		394,900	23,536,040
GlobalSantaFe Corporation	†	199,800	7,400,592
Kinder Morgan Management LLC	*	17,503	710,447
Kinder Morgan, Inc.		13,626	1,031,488
MDU Resources Group, Inc.		21,700	599,354
Royal Dutch Petroleum Company NY Shares (Netherlands)		93,700	5,625,748
Schlumberger Ltd.		120,800	8,513,984
Shell Transport & Trading Company ADR (United Kingdom)		29,300	1,592,748
Smith International, Inc.		40,000	2,509,200
Transocean, Inc.	*	45,000	2,315,700
Unocal Corporation		89,300	5,508,917
Weatherford International Ltd.	*	34,800	2,016,312
Williams Companies, Inc.		25,200	474,012

			75,957,038

Pharmaceuticals—6.9%
Abbott Laboratories		46,000	2,144,520
Amgen, Inc.	*	141,500	8,236,715
AstraZeneca Group PLC ADR (United Kingdom)		251,100	9,925,983
Biogen Idec, Inc.	*†	28,000	966,280
Elan Corporation PLC ADR (Ireland)	*†	—	—
Eli Lilly & Company		96,000	5,001,600
Forest Laboratories, Inc.	*	168,000	6,207,600
Genentech, Inc.	*	30,000	1,698,300
ImClone Systems, Inc.	*†	11,400	393,300
Medco Health Solutions, Inc.	*†	32,200	1,596,154
Millennium Pharmaceuticals, Inc.	*	46,300	389,846
Pfizer, Inc.		407,186	10,696,776
Sepracor, Inc.	*†	11,300	648,733
Teva Pharmaceutical Industries Ltd. ADR (Israel)		71,600	2,219,600
Watson Pharmaceuticals, Inc.	*†	106,100	3,260,453
Wyeth		206,500	8,710,170

			62,096,030

See accompanying notes to schedule of investments.	23

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)

Real Estate—0.1%
General Growth Properties, Inc. REIT		21,010	$716,441

Restaurants—0.8%
McDonald’s Corporation		141,800	4,415,652
Wendy’s International, Inc.	†	82,500	3,220,800

			7,636,452

Retailers—3.9%
Amazon.Com, Inc.	*†	19,200	657,984
Best Buy Company, Inc.		43,000	2,322,430
CVS Corporation		146,300	7,698,306
Costco Wholesale Corporation		65,900	2,911,462
Dollar General Corporation		136,000	2,979,760
Dollar Tree Stores, Inc.	*†	45,200	1,298,596
eBay, Inc.	*	97,200	3,621,672
OfficeMax, Inc.		16,800	562,800
RadioShack Corporation		29,500	722,750
Target Corporation		126,400	6,322,528
Wal-Mart Stores, Inc.		88,000	4,409,680
Williams-Sonoma, Inc.	*†	38,500	1,414,875

			34,922,843

Telecommunications—0.9%
Nokia Corporation ADR (Finland)	*†	292,800	4,517,904
Vodafone Group PLC ADR (United Kingdom)	†	130,000	3,452,800

			7,970,704

Telephone Systems—2.6%
BellSouth Corporation		129,500	3,404,555
Nextel Communications, Inc. Class A	*	95,000	2,699,900
Qwest Communications International, Inc.	*†	240,000	888,000
SBC Communications, Inc.		172,300	4,081,787
Sprint Corp.-FON Group	†	457,000	10,396,750
TELUS Corporation Non-Voting Shares (Canada)	†	22,000	677,820
Verizon Communications, Inc.		31,300	1,111,150

			23,259,962

Textiles, Clothing & Fabrics—0.3%
Nike, Inc. Class B		35,500	2,957,505

Transportation—1.7%
CSX Corporation	†	136,800	5,697,720
Carnival Corporation		95,400	4,942,674
Union Pacific Corporation		8,000	557,600
United Defense Industries, Inc.		5,600	411,152
United Parcel Service, Inc. Class B		46,600	3,389,684

			14,998,830

TOTAL COMMON STOCKS (Cost $748,000,165)			872,167,759

Coupon Rate	Maturity Date		Face	Value

COMMERCIAL PAPER—1.7%

Banking—0.2%
Old Line Funding Corporation 144A 2.780%	04/20/2005	**	$2,000,000	1,997,066

Financial Services—0.5%
Park Avenue Receivables Corporation 144A 2.800%	04/19/2005	**	2,500,000	2,496,500
Yorktown Capital LLC 144A 2.780%	04/15/2005	**	1,500,000	1,498,378

				3,994,878

Insurance—1.0%
Jefferson-Pilot Corporation 144A 2.760%	04/19/2005	**	9,000,000	8,987,580

TOTAL COMMERCIAL PAPER (Cost $14,979,524)				14,979,524

CASH EQUIVALENTS—11.0%

Institutional Money Market Funds—0.6%
BGI Institutional Fund 2.792%	04/01/2005	††	4,053,360	4,053,360
Goldman Sachs Financial Square Prime
Obligations Fund 2.595%	04/01/2005	††	45,343	45,343
Merrill Lynch Premier Institutional Fund 2.525%	04/01/2005	††	1,022,574	1,022,574
Merrimac Cash Fund-Premium Class 2.515%	04/01/2005	††	337,781	337,781

				5,459,058

Bank & Certificate Deposits/ Offshore Time Deposits—8.2%
Bank of Montreal 2.600%	04/04/2005	††	631,422	631,422
Bank of Nova Scotia 2.780%	04/28/2005	††	2,026,678	2,026,678
Bank of Nova Scotia 2.730%	04/14/2005	††	4,323,582	4,323,582
Bank of Nova Scotia 2.700%	04/11/2005	††	2,026,678	2,026,678
Barclays 2.785%	04/25/2005	††	3,377,800	3,377,800
Blue Ridge Asset Funding Corporation 2.687%	04/12/2005	††	1,683,916	1,683,916
BNP Paribas 2.910%	06/15/2005	††	1,351,120	1,351,120
BNP Paribas 2.800%	05/05/2005	††	2,364,460	2,364,460
BNP Paribas 2.730%	04/07/2005	††	3,647,597	3,647,597
Branch Banker & Trust 2.740%	04/18/2005	††	4,053,360	4,053,360
Calyon 2.925%	06/03/2005	††	2,486,726	2,486,726
Calyon 2.840%	04/01/2005	††	1,351,120	1,351,120
Calyon 2.770%	04/21/2005	††	46,039	46,039
CIESCO 2.680%	04/20/2005	††	202,668	202,668
Clipper Receivables Corporation 2.656%	04/04/2005	††	675,560	675,560

24	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Growth & Income Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Compass Securitization 2.707%	04/11/2005	††	$810,673	$810,673
Delaware Funding Corporation 2.697%	04/12/2005	††	675,560	675,560
Den Danske Bank 2.770%	04/26/2005	††	1,351,120	1,351,120
Den Danske Bank 2.750%	04/01/2005	††	1,688,900	1,688,900
Den Danske Bank 2.700%	04/13/2005	††	2,364,460	2,364,460
Fairway Finance 2.636%	04/01/2005	††	1,351,120	1,351,120
Fortis Bank 2.780%	04/26/2005	††	1,688,900	1,688,900
Fortis Bank 2.440%	04/14/2005	††	337,781	337,781
General Electric Capital Corporation 2.656%	04/04/2005	††	1,555,459	1,555,459
Grampian Funding LLC 2.786%	04/13/2005	††	3,370,757	3,370,757
Greyhawk Funding 2.758%	04/22/2005	††	3,030,214	3,030,214
Jupiter Securitization Corporation 2.754%	04/04/2005	††	1,347,197	1,347,197
Jupiter Securitization Corporation 2.727%	04/12/2005	††	1,013,340	1,013,340
K2 (USA) LLC 2.677%	04/07/2005	††	337,781	337,781
Lexington Parker Capital Company 2.706%	04/06/2005	††	337,781	337,781
Paradigm Funding LLC 2.686%	04/04/2005	††	1,013,340	1,013,340
Paradigm Funding LLC 2.631%	04/11/2005	††	1,013,340	1,013,340
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	3,368,931	3,368,931
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	1,037,000	1,037,000
Rabobank Nederland 2.750%	04/27/2005	††	183,684	183,684
Royal Bank of Canada 2.780%	04/29/2005	††	2,141,160	2,141,160
Royal Bank of Scotland 2.750%	04/19/2005	††	3,377,800	3,377,800
Royal Bank of Scotland 2.585%	04/01/2005	††	1,688,900	1,688,900
Sigma Finance Corporation 2.611%	04/08/2005	††	1,013,340	1,013,340
Silver Tower U.S. Funding 2.780%	04/21/2005	††	1,001,612	1,001,612
Svenska Handlesbanken 2.630%	04/15/2005	††	1,114,674	1,114,674
Toronto Dominion Bank 3.010%	06/24/2005	††	337,781	337,781
UBS AG 2.805%	05/03/2005	††	675,560	675,560
Wells Fargo 2.790%	04/08/2005	††	1,351,120	1,351,120
Wells Fargo 2.780%	04/20/2005	††	1,621,344	1,621,344
Wells Fargo 2.780%	04/21/2005	††	1,749,068	1,749,068

				74,198,423

Floating Rate Instruments/Master Notes—2.2%
Bank of America 2.820%	05/16/2005	††	1,283,562	1,283,562
Bank of America 2.800%	06/09/2005	††	1,688,900	1,688,900
Bank of America 2.770%	04/18/2005	††	675,559	675,559
Bank of America 2.540%	06/01/2005	††	2,377,968	2,377,968
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	2,103,252	2,103,252
Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	1,351,120	1,351,120
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	675,560	675,560
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	2,357,013	2,357,013
Goldman Sachs Group, Inc. 2.830%	04/27/2005	††	1,351,120	1,351,120
Morgan Stanley 2.955%	06/05/2005	††	2,702,240	2,702,240
Morgan Stanley 2.955%	06/10/2005	††	2,364,460	2,364,460
Morgan Stanley 2.945%	12/09/2005	††	810,673	810,673

				19,741,427

TOTAL CASH EQUIVALENTS (Cost $99,398,908)				99,398,908

REPURCHASE AGREEMENTS—1.9%

IBT Repurchase Agreement dated 03/31/2005 due 04/01/2005, with a maturity value of $17,520,953 and an effective yield of 2.20% collateralized by U.S. Government Obligations with rates ranging from 5.29% to 5.875%, maturity dates ranging from 04/25/2014 to 10/25/2028 and an aggregate market value of $18,395,876.	17,519,883	17,519,883

TOTAL INVESTMENTS—110.9% (Cost $879,898,480)		1,004,066,074
Other assets less liabilities—(10.9%)		(98,388,614)

NET ASSETS—100.0%		$905,677,460

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.49% of Total Investments.

†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.	25

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—97.5%

Advertising—0.4%
DoubleClick, Inc.	*	238,041	$1,832,916
Jupitermedia Corporation	*	90,900	1,409,859
Marchex, Inc. Class B	*†	18,700	348,568
Omnicom Group		87,200	7,718,944

			11,310,287

Airlines—0.0%
Southwest Airlines Company		34,500	491,280

Apparel Retailers—0.6%
American Eagle Outfitters, Inc.		4,500	132,975
Bebe Stores, Inc.		3,500	118,825
Carter’s, Inc.	*	12,900	512,775
Kohl’s Corporation	*	304,700	15,731,661

			16,496,236

Automotive—1.2%
BorgWarner, Inc.		40,900	1,991,012
Brilliance China Auto Sponsored ADR (Bermuda)	†	78,600	1,398,294
Coachmen Industries, Inc.		79,500	1,081,200
Harley-Davidson, Inc.		258,200	14,913,632
ITT Industries, Inc.		21,800	1,967,232
Paccar, Inc.		35,300	2,555,367
Winnebago Industries, Inc.	†	254,800	8,051,680

			31,958,417

Banking—4.0%
American Express Company		293,900	15,097,643
Citigroup, Inc.		510,633	22,947,847
East-West Bancorp, Inc.		3,400	125,528
Nelnet, Inc. Class A	*	13,200	420,156
State Street Corporation	†	82,900	3,624,388
Wells Fargo & Company		1,136,600	67,968,680

			110,184,242

Beverages, Food & Tobacco—5.1%
Anheuser-Busch Companies, Inc.		815,200	38,632,328
Archer-Daniels-Midland Company	†	398,800	9,802,504
Brown-Forman Corporation Class B		16,600	908,850
Bunge Ltd.	†	45,600	2,456,928
Coca-Cola Company (The)		742,100	30,923,307
Pepsico, Inc.		943,300	50,023,199
Sysco Corporation	†	212,200	7,596,760

			140,343,876

Building Materials—2.5%
Champion Enterprises, Inc.	*†	681,800	6,408,920
Home Depot, Inc.		544,900	20,836,976
Lowe’s Companies, Inc.		729,100	41,624,319

			68,870,215

Chemicals—1.9%
Air Products & Chemicals, Inc.		103,400	6,544,186
Crompton Corporation		11,200	163,520
K+S AG (Germany)		48,176	2,725,851
Lubrizol Corporation		29,900	1,215,136
Monsanto Company		153,000	9,868,500
Mosaic Company (The)	*†	128,800	2,197,328
Potash Corporation of Saskatchewan, Inc. (Canada)	†	259,640	22,721,096
Potash Corporation of Saskatchewan, Inc. (foreign shares) (Canada)		5,000	438,531
Praxair, Inc.		28,400	1,359,224
Syngenta AG ADR (Switzerland)	†	138,800	2,914,800
UAP Holding Corporation	*	28,800	463,680
USEC, Inc.	†	120,000	1,953,600
Wellman, Inc.		25,800	373,068

			52,938,520

Coal—0.1%
Consol Energy, Inc.		21,900	1,029,738
Fording Canadian Coal Trust (Canada)	†	5,600	514,528
Peabody Energy Corporation		14,200	658,312

			2,202,578

Commercial Services—3.2%
ABB, Ltd., Sponsored ADR (Switzerland)	*	294,100	1,823,419
Accenture Ltd. (Bermuda)	*	266,400	6,433,560
Apollo Group, Inc. Class A	*	231,500	17,144,890
Career Education Corporation	*	197,900	6,780,054
Cintas Corporation	†	415,200	17,151,912
Cytyc Corporation	*	31,900	734,019
Fluor Corporation		17,000	942,310
Paychex, Inc.		893,350	29,319,747
Reuters Group PLC ADR (United Kingdom)		107,100	4,937,310
Robert Half International, Inc.	†	72,800	1,962,688
Sotheby’s Holdings, Inc. Class A	*	16,000	271,360
Waste Connections, Inc.	*	5,000	173,750
Weight Watchers International, Inc.	*†	14,000	601,720

			88,276,739

Communications—0.3%
Ciena Corporation	*	776,200	1,335,064
Comverse Technology, Inc.	*	51,600	1,301,352
L-3 Communications Holdings, Inc.		20,800	1,477,216
Motorola, Inc.		77,100	1,154,187
Viasat, Inc.	*	14,700	274,743
XM Satellite Radio Holdings, Inc. Class A	*†	126,700	3,991,050

			9,533,612

Computer Software & Processing—10.9%
Activision, Inc.	*	87,066	1,288,577
Adobe Systems, Inc.		25,100	1,685,967
Autodesk, Inc.		243,800	7,255,488
Automatic Data Processing, Inc.		1,146,400	51,530,680
Blue Coat Systems, Inc.	*†	27,378	643,383
Cognizant Technology Solutions Corporation	*	14,400	665,280
Cognos, Inc. (Canada)	*	108,800	4,563,072
Cognos, Inc. (Canada)	*	28,500	1,199,169
Computer Associates International, Inc.	†	252,300	6,837,330

26	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—(Continued)

Computer Sciences Corporation	*	17,100	$784,035
Compuware Corporation	*	99,000	712,800
Electronic Arts, Inc.	*	272,500	14,110,050
First Data Corporation		846,600	33,279,846
Fiserv, Inc.	*	182,100	7,247,580
Hyperion Solutions Corporation	*	29,800	1,314,478
IMS Health, Inc.		44,800	1,092,672
Infospace, Inc.	*	27,900	1,139,157
Infosys Technologies Sponsored ADR (India)	†	12,400	914,252
Juniper Networks, Inc.	*	141,100	3,112,666
Kronos, Inc.	*	36,500	1,865,515
Macromedia, Inc.	*	31,100	1,041,850
Mentor Graphics Corporation	*†	532,020	7,288,674
Mercury Interactive Corporation	*	164,800	7,808,224
Microsoft Corporation		3,981,370	96,229,713
NCR Corporation	*	18,000	607,320
NAVTEQ Corporation	*	122,000	5,288,700
Oracle Corporation	*	751,300	9,376,224
Pixar, Inc.	*	7,300	712,115
Sapient Corporation	*	347,843	2,554,907
Siebel Systems, Inc.	*	739,334	6,750,119
Symantec Corporation	*	41,000	874,530
TIBCO Software, Inc.	*	362,272	2,698,926
VeriSign, Inc.	*	150,500	4,319,350
Veritas Software Corporation	*	76,200	1,769,364
Websense, Inc.	*†	58,800	3,163,440
Yahoo!, Inc.	*	283,320	9,604,548

			301,330,001

Computers & Information—7.5%
Apple Computer, Inc.	*	172,600	7,192,242
Cisco Systems, Inc.	*	2,759,800	49,372,822
Creative Technology Ltd. (foreign shares) (Singapore)	†	24,400	236,680
Dell, Inc.	*	1,042,200	40,041,324
EMC Corporation	*	1,359,600	16,750,272
International Business Machines Corporation		567,400	51,849,012
Jabil Circuit, Inc.	*	381,000	10,866,120
Paxar Corporation	*	84,800	1,809,632
ScanSource, Inc.	*	7,600	393,908
Seagate Technology (Cayman Islands)	†	431,300	8,431,915
Symbol Technologies, Inc.		141,519	2,050,610
Western Digital Corporation	*	70,900	903,975
Zebra Technologies Corporation Class A	*	365,854	17,374,406

			207,272,918

Cosmetics & Personal Care—1.4%
Procter & Gamble Company		724,200	38,382,600

Diversified—3.5%
General Electric Company		2,660,500	95,937,630

Electric Utilities—0.5%
AES Corporation (The)	*	83,000	1,359,540
FPL Group, Inc.	†	27,600	1,108,140
PG&E Corporation	†	134,700	4,593,270
TXU Corporation		95,200	7,580,776

			14,641,726

Electrical Equipment—0.2%
Cooper Industries Ltd. Class A		58,400	4,176,768
Leica Geosystems AG (Switzerland)	*	6,843	1,920,394

			6,097,162

Electronics—6.1%
Altera Corporation	*†	306,500	6,062,570
Analog Devices, Inc.	†	203,600	7,358,104
Flextronics International Ltd. (Singapore)	*	402,900	4,850,916
Flir Systems, Inc.	*†	157,400	4,769,220
Freescale Semiconductor, Inc. Class B	*	149,786	2,583,808
Garmin Ltd. (Cayman Islands)	†	382,849	17,733,566
Intel Corporation		2,329,600	54,116,608
Linear Technology Corporation		410,300	15,718,593
QLogic Corporation	*†	586,732	23,762,646
Rockwell Collins, Inc.		53,100	2,527,029
Sony Corporation ADR (Japan)	†	159,100	6,367,182
Sycamore Networks, Inc.	*	249,230	887,259
Teradyne, Inc.	*	34,400	502,240
Texas Instruments, Inc.		595,800	15,186,942
Varian Semiconductor Equipment Associates, Inc.	*	23,800	904,638
Xilinx, Inc.		187,700	5,486,471

			168,817,792

Entertainment & Leisure—1.7%
Avid Technology, Inc.	*	113,000	6,115,560
Harrah’s Entertainment, Inc.		12,300	794,334
International Speedway Corporation Class A		71,040	3,853,920
International Speedway Corporation Class B		53,500	2,889,000
Macrovision Corporation	*	36,900	840,951
Mattel, Inc.		7,000	149,450
Penn National Gaming, Inc.	*	51,400	1,510,132
Pinnacle Entertainment, Inc.	*	20,100	335,670
Walt Disney Company		1,088,500	31,272,605

			47,761,622

Financial Services—7.1%
Bear Stearns Companies, Inc. (The)		14,000	1,398,600
Charles Schwab Corporation (The)		2,019,750	21,227,572
Chicago Mercantile Exchange		30,600	5,937,318
Franklin Resources, Inc.		268,200	18,411,930
Goldman Sachs Group, Inc.		985,000	108,340,150
Legg Mason, Inc.	†	373,600	29,193,104
Moody’s Corporation		49,500	4,002,570
T. Rowe Price Group, Inc.		163,700	9,720,506

			198,231,750

See accompanying notes to schedule of investments.	27

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—(Continued)

Food Retailers—0.0%
Whole Foods Market, Inc.		7,300	$745,549

Forest Products & Paper—0.1%
Martin Marietta Materials, Inc.		28,100	1,571,352

Health Care Providers—0.9%
Express Scripts, Inc.	*	7,100	619,049
Health Management Associates, Inc. Class A	†	758,700	19,862,766
Pacificare Health Systems	*†	69,000	3,927,480

			24,409,295

Heavy Construction—0.0%
Foster Wheeler, Ltd. (Bermuda)	*	9,100	158,340

Heavy Machinery—2.7%
Applied Materials, Inc.	*	512,300	8,324,875
Baker Hughes, Inc.	†	230,500	10,254,945
Bucyrus International, Inc. Class A	†	46,500	1,816,290
Caterpillar, Inc.		28,900	2,642,616
Chicago Bridge & Iron Company NV NY Shares (Netherlands)	†	283,000	12,460,490
Cummins, Inc.		67,500	4,748,625
Deere & Company		89,500	6,008,135
Donaldson Company, Inc.	†	105,400	3,402,312
Dycom Industries, Inc.	*†	27,800	639,122
Gardner Denver, Inc.	*	33,400	1,319,634
Joy Global, Inc.		229,650	8,051,529
Lam Research Corporation	*†	182,700	5,272,722
Pentair, Inc.		104,400	4,071,600
Rockwell Automation, Inc.		8,600	487,104
Stewart & Stevenson Services		30,100	688,989
Tennant Company		48,200	1,864,858
UNOVA, Inc.	*†	182,800	3,774,820

			75,828,666

Home Construction, Furnishings & Appliances—0.5%
Harman International Industries, Inc.		116,000	10,261,360
Herman Miller, Inc.		157,353	4,739,472

			15,000,832

Household Products—0.3%
Illinois Tool Works, Inc.	†	80,700	7,225,071

Industrial—Diversified—0.4%
Tyco International Ltd.		352,700	11,921,260

Insurance—2.3%
American International Group, Inc.		1,020,950	56,570,840
Leucadia National Corporation	†	72,100	2,476,635
WellPoint, Inc.	*	29,200	3,660,220
WR Berkley Corporation		41,600	2,063,360

			64,771,055

Lodging—0.2%
Boyd Gaming Corporation		7,600	396,340
Mandalay Resort Group	†	33,200	2,340,268
Marriott International, Inc. Class A		54,100	3,617,126
Station Casinos, Inc.		7,000	472,850

			6,826,584

Media—Broadcasting & Publishing—2.6%
Gannett Company, Inc.		712,400	56,336,592
Meredith Corporation		25,500	1,192,125
Viacom, Inc. Class B		401,100	13,970,313
Washington Post Class B		1,800	1,609,200

			73,108,230

Medical Equipment & Supplies—0.1%
Cholestech Corporation	*	3,100	31,248
Dade Behring Holdings, Inc.	*	29,850	1,759,061
Hologic, Inc.	*	8,800	280,500
Intuitive Surgical, Inc.	*	15,100	686,597

			2,757,406

Medical Supplies—4.8%
Biomet, Inc.		89,300	3,241,590
Boston Scientific Corporation	*	339,900	9,955,671
Conmed Corporation	*	6,200	186,744
Dionex Corporation	*	77,702	4,234,759
Haemonetics Corporation	*	14,500	611,320
Johnson & Johnson		659,300	44,278,588
Kla-Tencor Corporation	*	86,400	3,975,264
Medtronic, Inc.		932,800	47,526,160
Merit Medical Systems, Inc.	*	1	12
Stryker Corporation		182,600	8,145,786
Waters Corporation	*	132,600	4,745,754
Zimmer Holdings, Inc.	*	89,937	6,997,998

			133,899,646

Metals—1.6%
Cameco Corporation (Canada)	†	173,300	7,666,792
Cameco Corporation (Canada)		10,500	464,883
Carpenter Technology Corporation		15,800	938,678
Cleveland-Cliffs, Inc.	†	74,100	5,399,667
Danaher Corporation	†	266,900	14,255,129
Phelps Dodge Corporation		31,500	3,204,495
Quanex Corporation		39,800	2,122,136
RTI International Metals, Inc.	*	76,900	1,799,460
Shaw Group, Inc. (The)	*	46,600	1,015,880
Steel Technologies, Inc.		9,000	215,910
Stillwater Mining Company	*	184,953	1,821,787
Titanium Metals Corporation	*	34,800	1,252,800
United States Steel Corporation		34,600	1,759,410
Watts Water Technologies, Inc. Class A		40,400	1,317,444
Wheeling-Pittsburgh Corporation	*	4,300	133,515

			43,367,986

28	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—(Continued)

Metals & Mining—0.0%
Pohang Iron & Steel Company Ltd. ADR (South Korea)		14,100	$695,976

Miscellaneous—0.1%
Li & Fung Ltd. (Hong Kong)		1,310,000	2,381,499

Oil & Gas—3.3%
Diamond Offshore Drilling, Inc.	†	155,100	7,739,490
EL Paso Corporation		7,100	75,118
ENSCO International, Inc.		42,300	1,593,018
Halliburton Company		78,200	3,382,150
Headwaters, Inc.	*	27,300	895,986
Murphy Oil Corporation		5,300	523,269
Nabors Industries Ltd.	*	15,800	934,412
Newfield Exploration Company	*†	5,300	393,578
Quicksilver Resources, Inc.	*†	17,650	860,085
Rowan Companies, Inc.		83,500	2,499,155
Schlumberger Ltd.		215,900	15,216,632
Smith International, Inc.	†	452,600	28,391,598
Transocean, Inc.	*	71,900	3,699,974
Unocal Corporation		248,300	15,317,627
Valero Energy Corporation		74,600	5,465,942
Wd-40 Company		18,000	584,820
Williams Companies, Inc.		14,100	265,221
XTO Energy, Inc.		102,400	3,362,816

			91,200,891

Pharmaceuticals—4.5%
Amgen, Inc.	*	491,200	28,592,752
Connetics Corporation	*†	85,600	2,164,824
Eli Lilly & Company		180,600	9,409,260
Genentech, Inc.	*	342,100	19,366,281
Genzyme Corporation	*	317,800	18,190,872
Gilead Sciences, Inc.	*	276,700	9,905,860
Omnicare, Inc.		176,000	6,239,200
Pfizer, Inc.		1,166,950	30,655,777

			124,524,826

Real Estate—0.0%
CB Richard Ellis Group, Inc. Class A	*	19,500	682,305

Restaurants—0.9%
Cheesecake Factory (The)	*†	501,927	17,793,312
Papa John’s International, Inc.	*†	3,700	128,464
PF Chang’s China Bistro, Inc.	*†	109,830	6,567,834

			24,489,610

Retailers—9.1%
Advance Auto Parts, Inc.	*	169,991	8,576,046
Best Buy Company, Inc.		247,100	13,345,871
eBay, Inc.	*	1,348,100	50,230,206
Fastenal Company	†	327,678	18,123,870
Foot Locker, Inc.		21,500	629,950
Guitar Center, Inc.	*	44,400	2,434,452
Longs Drug Stores Corporation		96,100	3,288,542
MarineMax, Inc.	*	16,500	514,470
Neiman-Marcus Group, Inc. Class A		21,300	1,949,163
Saks, Inc.		119,200	2,151,560
Staples, Inc.		282,500	8,878,975
Stride Rite Corporation		86,400	1,149,120
Target Corporation	†	357,500	17,882,150
Tiffany & Company	†	342,200	11,812,744
Walgreen Company		350,700	15,578,094
Wal-Mart Stores, Inc.		1,736,000	86,990,960
Williams-Sonoma, Inc.	*†	283,300	10,411,275

			253,947,448

Telecommunications—0.8%
America Movil SA de CV ADR (Mexico)		12,300	634,680
Nokia Corporation ADR (Finland)	*†	1,405,700	21,689,951

			22,324,631

Telephone Systems—0.0%
Nextel Communications, Inc. Class A	*	21,100	599,662

Textiles, Clothing & Fabrics—1.2%
Coach, Inc.	*	181,245	10,263,904
Guess ?, Inc.	*	21,900	300,030
OshKosh B’Gosh, Inc. Class A		3,000	91,500
Polo Ralph Lauren Corporation		16,100	624,680
Puma AG Rudolf Dassler Sport (Germany)	†	70,275	17,599,640
Quiksilver, Inc.	*	149,300	4,334,179

			33,213,933

Transportation—2.9%
Alexander & Baldwin, Inc.	†	161,668	6,660,722
AP Moller-Maersk A/S (Denmark)		192	1,787,750
Burlington Northern Santa Fe Corporation		184,900	9,971,657
C.H. Robinson Worldwide, Inc.		24,874	1,281,757
Carnival Corporation		247,800	12,838,518
FedEx Corporation		56,300	5,289,385
Forward Air Corporation		9,917	422,266
HUB Group, Inc. Class A	*	8,700	545,229
JB Hunt Transport Services, Inc.	†	42,877	1,876,726
Kansas City Southern	*†	77,500	1,492,650
Laidlaw International, Inc.	*	209,200	4,351,360
Landstar System, Inc.	*	109,392	3,582,588
Norfolk Southern Corporation		62,900	2,330,445
Pacer International, Inc.	*	13,800	329,682
Shun TAK Holdings, Ltd. (Hong Kong)		562,000	528,885
Swift Transportation Company, Inc.	*†	58,081	1,285,913
Thor Industries, Inc.		451,660	13,509,151
UTI Worldwide, Inc. (Luxembourg)	†	18,500	1,284,825
United Parcel Service, Inc. Class B		136,900	9,958,106
Wabtec Corporation		27,300	559,377
West Marine, Inc.	*†	4,300	91,418

See accompanying notes to schedule of investments.	29

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—(Continued)

Yellow Roadway Corporation	*†	24,466	$1,432,240

			81,410,650

TOTAL COMMON STOCKS (Cost $2,501,052,086)			2,708,141,906

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—12.5%

Institutional Money Market Funds—0.7%
BGI Institutional Fund 2.792%	04/01/2005	††	$14,201,197	14,201,197

Goldman Sachs Financial Square Prime Obligations Fund 2.595%	04/01/2005	††	158,865	158,865
Merrill Lynch Premier Institutional Fund 2.525%	04/01/2005	††	3,582,652	3,582,652
Merrimac Cash Fund-Premium Class 2.515%	04/01/2005	††	1,183,434	1,183,434

				19,126,148

Bank & Certificate Deposits/Offshore Time Deposits—9.3%
Bank of Montreal 2.600%	04/04/2005	††	2,212,234	2,212,234
Bank of Nova Scotia 2.780%	04/28/2005	††	7,100,598	7,100,598
Bank of Nova Scotia 2.730%	04/14/2005	††	15,147,941	15,147,941
Bank of Nova Scotia 2.700%	04/11/2005	††	7,100,597	7,100,597
Barclays 2.785%	04/25/2005	††	11,834,331	11,834,331
Blue Ridge Asset Funding Corporation 2.687%	04/12/2005	††	5,899,700	5,899,700
BNP Paribas 2.910%	06/15/2005	††	4,733,730	4,733,730
BNP Paribas 2.800%	05/05/2005	††	8,284,030	8,284,030
BNP Paribas 2.730%	04/07/2005	††	12,779,584	12,779,584
Branch Banker & Trust 2.740%	04/18/2005	††	14,201,197	14,201,197
Calyon 2.925%	06/03/2005	††	8,712,394	8,712,394
Calyon 2.840%	04/01/2005	††	4,733,732	4,733,732
Calyon 2.770%	04/21/2005	††	161,298	161,298
CIESCO 2.680%	04/20/2005	††	710,060	710,060
Clipper Receivables Corporation 2.656%	04/04/2005	††	2,366,866	2,366,866
Compass Securitization 2.707%	04/11/2005	††	2,840,239	2,840,239
Delaware Funding Corporation 2.697%	04/12/2005	††	2,366,866	2,366,866
Den Danske Bank 2.770%	04/26/2005	††	4,733,732	4,733,732
Den Danske Bank 2.750%	04/01/2005	††	5,917,166	5,917,166
Den Danske Bank 2.700%	04/13/2005	††	8,284,031	8,284,031
Fairway Finance 2.636%	04/01/2005	††	4,733,732	4,733,732
Fortis Bank 2.780%	04/26/2005	††	5,917,166	5,917,166
Fortis Bank 2.440%	04/14/2005	††	1,183,434	1,183,434
General Electric Capital Corporation 2.656%	04/04/2005	††	5,449,646	5,449,646
Grampian Funding LLC 2.786%	04/13/2005	††	11,809,656	11,809,656
Greyhawk Funding 2.758%	04/22/2005	††	10,616,545	10,616,545
Jupiter Securitization Corporation 2.754%	04/04/2005	††	4,719,991	4,719,991
Jupiter Securitization Corporation 2.727%	04/12/2005	††	3,550,300	3,550,300
K2 (USA) LLC 2.677%	04/07/2005	††	1,183,434	1,183,434
Lexington Parker Capital Company 2.706%	04/06/2005	††	1,183,434	1,183,434
Paradigm Funding LLC 2.686%	04/04/2005	††	3,550,300	3,550,300
Paradigm Funding LLC 2.631%	04/11/2005	††	3,550,300	3,550,300
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	11,803,260	11,803,260
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	3,633,194	3,633,194
Rabobank Nederland 2.750%	04/27/2005	††	643,545	643,545
Royal Bank of Canada 2.780%	04/29/2005	††	7,501,685	7,501,685
Royal Bank of Scotland 2.750%	04/19/2005	††	11,834,331	11,834,331
Royal Bank of Scotland 2.585%	04/01/2005	††	5,917,166	5,917,166
Sigma Finance Corporation 2.611%	04/08/2005	††	3,550,300	3,550,300
Silver Tower U.S. Funding 2.780%	04/21/2005	††	3,509,207	3,509,207
Svenska Handlesbanken 2.630%	04/15/2005	††	3,905,329	3,905,329
Toronto Dominion Bank 3.010%	06/24/2005	††	1,183,434	1,183,434
UBS AG 2.805%	05/03/2005	††	2,366,866	2,366,866
Wells Fargo 2.790%	04/08/2005	††	4,733,732	4,733,732
Wells Fargo 2.780%	04/20/2005	††	5,680,479	5,680,479
Wells Fargo 2.780%	04/21/2005	††	6,127,969	6,127,969

				259,958,761

Floating Rate Instruments/Master Notes—2.5%
Bank of America 2.820%	05/16/2005	††	4,497,044	4,497,044
Bank of America 2.800%	06/09/2005	††	5,917,165	5,917,165
Bank of America 2.770%	04/18/2005	††	2,366,865	2,366,865
Bank of America 2.540%	06/01/2005	††	8,331,368	8,331,368
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	7,368,875	7,368,875

30	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Growth Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	$4,733,732	$4,733,732
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	2,366,866	2,366,866
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	8,257,941	8,257,941
Goldman Sachs Group, Inc. 2.830%	04/27/2005	††	4,733,732	4,733,732
Morgan Stanley 2.955%	06/05/2005	††	9,467,465	9,467,465
Morgan Stanley 2.955%	06/10/2005	††	8,284,031	8,284,031
Morgan Stanley 2.945%	12/09/2005	††	2,840,239	2,840,239

				69,165,323

TOTAL CASH EQUIVALENTS (Cost $348,250,232)				348,250,232

REPURCHASE AGREEMENTS—2.9%

IBT Repurchase Agreement dated 03/31/2005 due 04/01/2005, with a maturity value of $78,926,790, and an effective yield of 2.20% collateralized by U.S. Government Obligations with rates ranging from 3.431% to 5.98%, maturity dates ranging from 12/25/2014 to 10/01/2041 and an aggregate market value of $82,868,710.			78,921,967	78,921,967

TOTAL INVESTMENTS—112.9% (Cost $2,928,224,284)				3,135,314,105
Other assets less liabilities—(12.9%)				(357,335,091)

NET ASSETS—100.0%				$2,777,979,014

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.	31

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—98.7%

Advertising—0.2%
Fastclick	*	10,600	$127,200
Marchex, Inc. Class B	*†	43,900	818,296
STW Communications Group Ltd. (Australia)		517,118	1,247,356

			2,192,852

Aerospace & Defense—0.3%
Alliant Techsystems, Inc.	*†	23,500	1,679,075
Armor Holdings, Inc.	*†	40,800	1,513,272

			3,192,347

Airlines—0.1%
Air New Zealand Ltd. (New Zealand)	*	755,749	812,487

Apparel Retailers—1.6%
AnnTaylor Stores Corporation	*†	153,000	3,915,270
Charming Shoppes, Inc.	*	193,000	1,569,090
Christopher & Banks Corporation		285,000	5,016,000
Finish Line Class A		249,300	5,771,295
Giordano International Ltd. (Hong Kong)		1,648,000	1,118,965

			17,390,620

Automotive—3.1%
Brembo SpA (Italy)		189,438	1,585,270
General Motors Corporation	†	638,000	18,750,820
Group 1 Automotive, Inc.	*«	76,000	1,998,800
Nissin Kogyo Company Ltd. (Japan)	«	7,000	221,884
Oshkosh Truck Corporation		141,500	11,601,585
Standard Motor Products, Inc.		81,100	948,870

			35,107,229

Banking—2.2%
77 Bank Ltd. (The) (Japan)	«	397,000	2,871,555
Advance America Cash Advance Centers, Inc.		62,100	961,308
Bank of Nagoya Ltd. (The) (Japan)	«	139,000	993,985
First Republic Bank	«	60,600	1,961,622
FirstFed Financial Corporation	*«	38,000	1,938,380
Gunma Bank Ltd. (Japan)	«	134,000	772,070
Industrial Bank of Korea Ltd. (South Korea)	*«	313,390	2,706,753
Investors Financial Services Corporation		63,700	3,115,567
Julius Baer Holding AG Class B (Switzerland)	*	3,999	1,389,587
KNBT Bancorp, Inc.	«	147,000	2,249,100
PFF Bancorp, Inc.	«	76,920	2,122,992
Shikoku Bank Ltd. (The) (Japan)	«	58,000	356,543
Thai Military Bank PCL (Thailand)		8,988,300	813,359
Tier One Corporation	«	82,000	1,927,000

			24,179,821

Beverages, Food & Tobacco—1.0%
Ariake Japan Company Ltd. (Japan)	«	20,100	502,274
AWB Ltd. (Australia)		300,990	1,070,339
Carlsberg AS Class B (Germany)	†«	54,530	2,703,253
Gold Kist, Inc.	*«	138,000	2,194,200
Hokuto Corporation (Japan)	†«	87,800	1,528,802
Kook Soon Dang Brewery Company Ltd. (South Korea)	*	44,369	694,601
Pilgrim’s Pride Corporation		33,300	1,189,476
Remy Cointreau SA (France)		27,796	1,165,099

			11,048,044

Bio-Technology—0.2%
deCODE genetics, Inc.	*†	462,500	2,636,250

Building Materials—1.9%
Cemex SA de CV (Mexico)		1,510,000	10,956,518
Cemex SA de CV ADR (Mexico)		174,000	6,307,500
FLS Industries AS Class B (Denmark)	†	85,370	1,574,591
Hanil Cement Manufacturing (South Korea)	*	8,910	531,822
Interline Brands, Inc.	*	120,700	2,306,577

			21,677,008

Chemical Diversified—0.0%
Dottikon ES Holding AG (Switzerland)		683	115,742

Chemicals—0.9%
EMS-Chemie Holding AG (Switzerland)		13,665	1,288,717
Fujimi, Inc. (Japan)	«	100,400	1,352,067
Taiyo Ink Manufacturing Company Ltd. (Japan)	†«	65,100	2,494,767
Takasago International Corporation (Japan)	«	277,700	1,432,364
Tokyo Ohka Kogyo Company Ltd. (Japan)	«	115,400	2,461,874
Yule Catto & Company PLC (United Kingdom)		250,835	1,298,893

			10,328,682

Coal—0.4%
Arch Coal, Inc.	†«	47,000	2,021,470
Austral Coal Ltd. (Australia)		721,000	713,808
Grande Cache Coal Corp. (Canada)	†	173,700	1,615,046

			4,350,324

Commercial Services—9.7%
Aggreko PLC (United Kingdom)	«	645,200	2,189,000
American Reprographics Co.	*	128,800	1,848,280
Amstelland MDC NV (Netherlands)	«	178,600	1,938,229
Apollo Group, Inc. Class A	*	192,500	14,256,550

32	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)

Applera Corporation Celera Genomics Group	*	117,100	$1,200,275
Ariad Pharmaceuticals, Inc.	*	237,300	1,328,880
BISYS Group, Inc. (The)	*«	121,500	1,905,120
Bacou Dalloz SA (France)		18,746	1,783,266
Cegedim SA (France)		9,023	766,008
Cheil Communications, Inc. (South Korea)	*	5,595	946,148
Corinthian Colleges, Inc.	*†	110,500	1,737,060
CV Therapeutics, Inc.	*«	146,500	2,982,740
De La Rue PLC (United Kingdom)		147,075	1,061,338
Education Management Corporation	*	320,000	8,944,000
Exelixis, Inc.	*	222,125	1,506,008
Group 4 Securicor PLC (United Kingdom)	*	364,820	944,132
Hochtief AG (Germany)	«	62,301	1,982,614
Incyte Corporation	*†«	289,400	1,976,602
Iron Mountain, Inc.	*†«	68,000	1,961,120
Laureate Education, Inc.	*	126,000	5,391,540
Macquarie Infrastructure Company Trust	*	42,900	1,201,200
Maximus, Inc.	«	68,100	2,280,669
Mobile Mini, Inc.	*†	138,700	5,604,867
Permasteelisa SpA (Italy)		97,143	1,650,938
PHS Group PLC (United Kingdom)		1,056,355	1,726,130
Prosegur Cia de Seguridad SA (Spain)	«	113,800	2,435,498
Qiagen NV (Netherlands)	*†	94,500	1,119,438
Regis Corporation	«	48,300	1,976,919
Ritchie Brothers Auctioneers, Inc. (Canada)	«	64,600	2,041,360
Senomyx, Inc.	*	187,300	2,230,743
SureBeam Corporation Class A	*	337,400	4,892
Symyx Technologies, Inc.	*	176,800	3,898,440
Sypris Solutions, Inc.		93,700	1,004,464
Toppan Forms Company Ltd. (Japan)	«	101,500	1,171,757
United Rentals, Inc.	*«	135,500	2,738,455
Waste Connections, Inc.	*	84,000	2,919,000
Waste Management, Inc.		557,000	16,069,450
WRIGHT EXPRESS	*«	114,100	1,951,110

			108,674,240

Computer Software & Processing—6.3%
Activision, Inc.	*	171,733	2,541,648
Agile Software Corporation	*	318,300	2,317,224
Altiris, Inc.	*	119,000	2,838,150
Argo Graphics, Inc. (Japan)	«	12,600	369,572
Blackbaud, Inc.	†	116,500	1,467,900
CNET Networks, Inc.	*†	273,000	2,577,120
Digital Insight Corporation	*	282,700	4,636,280
Enterasys Networks, Inc.	*	307	430
Exact Holding NV (Netherlands)		29,900	1,028,241
Internet Security Systems, Inc.	*	79,800	1,460,340
Intersections, Inc.	*	72,300	1,051,965
Jack Henry & Associates, Inc.		265,500	4,776,345
Kronos, Inc.	*†	86,300	4,410,793
LogicaCMG PLC (United Kingdom)		545,500	1,822,262
Magma Design Automation, Inc.	*	199,800	2,371,626
Matrix One, Inc.	*	377,500	1,800,675
Misys PLC (United Kingdom)	«	748,533	3,128,826
Motive, Inc.	*	127,800	1,278,000
MYOB Ltd. (Australia)		1,202,461	993,473
Nassda Corporation	*	316,000	2,104,560
National Instruments Corporation	†	34,200	925,110
NETIQ Corporation	*	206,500	2,360,295
OBIC Business Consultants Ltd. (Japan)	«	39,000	1,820,913
Obic Company Ltd. (Japan)	«	11,100	2,162,722
Open Solutions, Inc.	*†	156,000	3,093,480
RSA Security, Inc.	*	214,000	3,391,900
RightNow Technologies, Inc.	*†	190,800	2,339,208
Salesforce.com, Inc.	*†	108,400	1,624,916
Skillsoft PLC ADR (Ireland)	*	435,000	1,600,800
Sumisho Computer Systems Corporation (Japan)	«	39,500	779,952
Surfcontrol PLC (United Kingdom)	*	115,462	1,369,653
Teleca AB Class B (Sweden)	*	318,350	1,679,615
Tietoenator Oyj (Finland)		49,325	1,687,485
Unit 4 Agresso NV (Netherlands)	*	82,347	1,409,732
Verity, Inc.	*	230,000	2,173,500

			71,394,711

Computers & Information—0.5%
Dimension Data Holdings PLC (United Kingdom)	*	2,356,991	1,456,623
Iomega Corporation	*	354,500	1,520,805
Scansoft, Inc.	*†«	674,700	2,509,884

			5,487,312

Cosmetics & Personal Care—0.4%
1-800 Contacts, Inc.	*†	50,800	1,060,196
Clarins SA (France)		17,797	1,136,005
LG Household & Health Care Ltd. (South Korea)	*	34,190	1,114,479
Milbon Company Ltd. (Japan)	«	49,300	1,420,183

			4,730,863

Diversified Operations—0.1%
MG Technologies AG (Germany)		106,375	1,362,185

Electric Utilities—0.2%
KFX, Inc.	*†	126,500	1,695,100
PNM Resources, Inc.		25,000	667,000

			2,362,100

See accompanying notes to schedule of investments.	33

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)

Electrical Equipment—0.3%
Alpine Electronics, Inc. (Japan)	†«	47,300	$679,157
GrafTech International Ltd.	*†	299,500	1,704,155
Munters AB (Sweden)		51,000	1,372,551

			3,755,863

Electronics—7.2%
Adaptec, Inc.	*	319,000	1,528,010
Aixtron AG (Germany)	*†	148,069	641,765
AMIS Holdings, Inc.	*	255,000	2,878,950
ASM International NV (Netherlands)	*†	53,093	879,057
ATMI, Inc.	*	83,000	2,078,320
Cymer, Inc.	*†	125,500	3,359,635
EDO Corporation	«	64,400	1,935,220
Elmos Semiconductor (Germany)		88,979	1,620,832
Futaba Corporation (Japan)	«	69,800	1,949,844
Hosiden Corporation (Japan)	†«	167,600	1,870,959
Hutchinson Technology, Inc.	*†«	65,200	2,267,656
Integrated Circuit Systems, Inc.	*†	94,000	1,797,280
International Rectifier Corporation	*†«	55,500	2,525,250
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands)	*†	278,000	7,650,560
Koninklijke Philips Electronics NV (Netherlands)	†	897,000	24,715,569
Kontron AG (Germany)	*	105,418	987,566
Lattice Semiconductor Corporation	*	357,100	1,917,627
Leadis Technology, Inc.	*	197,400	1,180,452
Mercury Computer Systems, Inc.	*†	60,500	1,668,590
Mykrolis Corporation	*	218,200	3,120,260
OSI Systems, Inc.	*«	120,000	2,101,200
Premier Farnell PLC (United Kingdom)		530,627	1,701,001
Radstone Technology PLC (United Kingdom)		186,127	1,001,219
Semtech Corporation	*	289,800	5,178,726
Sirf Technology Holdings, Inc.	*«	184,000	2,053,440
SOITEC (France)	†	46,080	468,174
Spatialight, Inc.	*†«	381,500	1,926,575

			81,003,737

Entertainment & Leisure—2.5%
Noritsu Koki Company Ltd. (Japan)	«	40,200	855,342
Walt Disney Company		798,000	22,926,540
WMS Industries, Inc.	*†	173,000	4,871,680

			28,653,562

Financial Services—3.7%
American Home Mortgage Investment Corporation REIT		61,000	1,747,040
Archipelago Holdings, Inc.	*	71,000	1,256,700
BB Biotech AG (Switzerland)		18,200	993,433
Canaccord Capital, Inc. (Canada)	†	162,500	1,407,496
CapitalSource, Inc.	*†	167,200	3,845,600
Certegy, Inc.		169,000	5,850,780
Comdirect Bank AG (Germany)	*†	132,400	1,072,585
Dundee Real Estate Investment Trust REIT (Canada)		58,000	1,225,241
Dundee Wealth Management, Inc. (Canada)		230,000	1,881,896
Education Realty Trust, Inc. REIT	*	88,000	1,463,440
First Marblehead Corporation (The)	*†	93,000	5,350,290
First Pacific Company Ltd. (Bermuda)	*	2,844,000	901,283
GMP Capital Corporation (Canada)		54,663	1,016,503
GMP Capital Corporation (Canada)	**	36,800	684,326
International Securities Exchange, Inc.	*†	12,100	314,600
Medical Properties Trust, Inc. REIT	‡	122,500	1,130,063
MFA Mortgage Investments, Inc. REIT		154,500	1,175,745
MLP AG (Germany)	†	82,508	1,196,643
OPTI Canada, Inc. 144A (Canada)	**	89,200	1,931,518
optionsXpress Holdings, Inc.	*	98,900	1,601,191
Towa Bank Ltd. (The) (Japan)	«	290,000	742,447
United Internet AG (Germany)	†	11,311	359,744
Value Line, Inc.		20,200	787,800
Waddell & Reed Financial, Inc. Class A		166,500	3,286,710

			41,223,074

Food Retailers—0.7%
Panera Bread Company Class A	*†	95,000	5,370,350
Pantry, Inc. (The)	*	89,600	2,774,912

			8,145,262

Forest Products & Paper—0.3%
Carter Holt Harvey Ltd. (New Zealand)		1,271,363	1,785,074
Universal Forest Products, Inc.		46,000	1,787,100

			3,572,174

Health Care Providers—2.6%
Amsurg Corporation	*†«	80,450	2,035,385
Coventry Health Care, Inc.	*	208,000	14,173,120
DaVita, Inc.	*	224,500	9,395,325
MedCath Corporation	*†«	67,000	1,963,100
Rotech Healthcare, Inc.	*†«	72,000	1,938,600

			29,505,530

34	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)

Heavy Construction—0.7%
Aktor S.A. Technical Company (Greece)		431,279	$1,615,659
Blount International, Inc.	*	122,000	2,071,560
M/I Schottenstein Homes, Inc.		37,200	1,820,196
William Lyon Homes, Inc.	*†	20,000	1,534,000
YTL Corporation Berhad (Malaysia)		683,800	1,016,146

			8,057,561

Heavy Machinery—3.7%
Actuant Corporation Class A	*	269,500	12,105,940
Agco Corporation	*†«	134,800	2,460,100
Alstom (France)	*«	4,435,808	3,804,343
Asyst Technologies, Inc.	*	324,000	1,551,960
Chicago Bridge & Iron Company NV NY Shares (Netherlands)		38,700	1,703,961
Chofu Seisakusho Company Ltd. (Japan)	«	38,400	845,461
Daewoo Heavy Industries & Machinery Ltd. (South Korea)		105,370	937,528
Disco Corporation (Japan)	†«	55,200	2,361,676
Ebara Corporation (Japan)	«	200,000	883,530
FMC Technologies, Inc.	*	177,500	5,889,450
Grant Prideco, Inc.	*	105,600	2,551,296
Heidelberger Druckmaschinen (Germany)	*	43,506	1,392,131
Komori Corporation (Japan)	«	74,000	1,127,027
Terex Corporation	*	30,000	1,299,000
THK Company Ltd. (Japan)	†«	44,200	890,562
Union Tool Company (Japan)	†«	63,300	1,969,455

			41,773,420

Home Construction, Furnishings & Appliances—1.7%
Digital Theater Systems, Inc.	*	166,300	3,011,693
Kenwood Corporation (Japan)	†«	424,000	903,056
Noritz Corporation (Japan)	«	61,000	1,043,900
Parkervision, Inc.	*†	169,700	1,330,448
Ryland Group, Inc.	†	10,000	620,200
Shanghai Forte Land Company Class H (China)		2,262,000	673,199
Standard-Pacific Corporation	†«	26,500	1,913,035
Toll Brothers, Inc.	*	120,100	9,469,885

			18,965,416

Household Products—0.2%
Ferro Corporation		97,500	1,834,950

Industrial—Diversified—1.2%
Roper Industries, Inc.		130,000	8,515,000
Yankee Candle Company, Inc.	*«	160,000	5,072,000

			13,587,000

Insurance—10.2%
AON Corporation		825,100	18,845,284
Baloise Holding Ltd. Class R (Switzerland)	«	57,088	2,748,699
Benfield Group Ltd. (Bermuda)		258,732	1,242,776
Fairfax Financial Holdings Ltd. (Canada)	†	166,880	24,948,560
HCC Insurance Holdings, Inc.		52,500	1,898,400
Helvetia Patria (Switzerland)	†	9,135	1,412,664
Hiscox PLC (United Kingdom)		292,382	887,802
Infinity Property & Casualty Corporation		84,500	2,641,470
Jardine Lloyd Thompson Group PLC (United Kingdom)	«	386,245	2,791,872
Kansas City Life Insurance Company		33,800	1,648,088
Millea Holdings, Inc. (Japan)	«	1,820	26,408,342
Nipponkoa Insurance Company Ltd. (Japan)	«	4,027,000	27,533,770
Platinum Underwriters Holdings Ltd. (Bermuda)	«	66,530	1,975,941

			114,983,668

Lodging—1.0%
Resorts World Berhad (Malaysia)		328,000	806,417
Station Casinos, Inc.		150,300	10,152,765

			10,959,182

Media—Broadcasting & Publishing—10.2%
Caltagirone Editore SpA (Italy)		178,250	1,652,083
Capital Radio PLC (United Kingdom)		177,351	1,353,112
Comcast Corporation Special Class A	*	796,000	26,586,400
DIRECTV Group, Inc. (The)	*	1,191,000	17,174,220
GWR Group PLC (United Kingdom)		146,773	650,595
i-Cable Communications Ltd. (Hong Kong)		2,112,500	764,285
LIN TV Corporation Class A	*	80,000	1,354,400
Nexstar Broadcasting Group, Inc. Class A	*	143,000	1,008,150
NRJ Group (France)	†«	121,359	2,769,289
Shaw Communications, Inc. Class B (Canada)	*†«	1,203,400	24,525,292
SKY Perfect Communications, Inc. (Japan)	«	5,624	4,368,844
Spanish Broadcasting System, Inc. Class A	*†	338,000	3,467,880

See accompanying notes to schedule of investments.	35

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)

Vivendi Universal SA (France)	**	719,700	$22,046,054
Vivendi Universal SA ADR (France)	**	250,300	7,659,180

			115,379,784

Medical Equipment & Supplies—0.3%
Bespak PLC (United Kingdom)		55,230	518,286
Sorin SpA (Italy)	**	737,097	2,351,406

			2,869,692

Medical Supplies—1.4%
Asahi Intecc Company Ltd. (Japan)	*	11,000	502,354
Bio-Rad Laboratories, Inc. Class A	**	40,100	1,953,271
Biosite, Inc.	*†*	50,000	2,601,500
Credence Systems Corporation	*†*	279,000	2,206,890
Hogy Medical Company Ltd. (Japan)	†*	28,600	1,388,177
Itron, Inc.	*†*	80,500	2,386,020
MKS Instruments, Inc.	*	117,800	1,870,664
PolyMedica Corporation	†*	70,200	2,229,552

			15,138,428

Metals—1.6%
Apex Silver Mines Ltd.
(Cayman Islands)	*†	70,000	1,121,400
Aquarius Platinum Ltd. (Bermuda)		80,375	405,954
Cleveland-Cliffs, Inc.	†*	30,200	2,200,674
First Quantum Minerals Ltd. (Canada)	**	125,000	2,325,509
Iluka Resources Ltd. (Australia)		247,815	1,087,699
Massey Energy Company	†*	50,000	2,002,000
Minara Resources Ltd. (Australia)		633,112	983,831
Steel Dynamics, Inc.	†	150,900	5,198,505
Wheeling-Pittsburgh Corporation	**	95,400	2,962,170

			18,287,742

Oil & Gas—3.5%
Bill Barrett Corporation	*	23,700	685,167
Cabot Oil & Gas Corporation	*	43,500	2,399,025
China Oilfield Services Ltd. (China)		4,364,000	1,509,160
Deer Creek Energy Ltd. (Canada)	*†*	186,500	2,389,148
Denbury Resources, Inc.	*†*	62,300	2,194,829
Encore Acquisition Company	*†	104,000	4,295,200
Expro International Group PLC (United Kingdom)		171,682	1,396,916
Forest Oil Corporation	*†	37,700	1,526,850
Iwatani International Corp. (Japan)	*	260,000	701,488
Japan Petroleum Exploration Company (Japan)	†*	37,500	1,532,941
John Wood Group PLC (United Kingdom)		327,641	936,912
OPTI Canada, Inc. (Canada)	**	51,600	1,117,335
Penn Virginia Corporation	*	50,000	2,295,000
Stone Energy Corporation	*	36,000	1,748,520
Swift Energy Company	**	83,000	2,360,520
Syntroleum Corporation	*†	166,200	2,034,288
UGI Corporation		35,600	1,616,952
Vintage Petroleum, Inc.	*	80,900	2,545,114
Western Oil Sands, Inc. Class A (Canada)	**	62,052	2,871,947
W-H Energy Services, Inc.	*	112,500	2,692,125

			38,849,437

Pharmaceuticals—5.1%
Abgenix, Inc.	*	250,500	1,753,500
Alkermes, Inc.	*†	158,000	1,640,040
Array BioPharma, Inc.	*	183,200	1,284,232
Atherogenics, Inc.	*†	119,000	1,557,710
Bachem AG Class B (Switzerland)		13,170	806,158
Cambridge Antibody Technology Group (United Kingdom)	*	126,000	1,569,671
Cephalon, Inc.	*†	62,000	2,903,460
Cubist Pharmaceuticals, Inc.	*	362,000	3,844,440
Encysive Pharmaceuticals, Inc.	**	286,200	2,924,964
Eyetech Pharmaceuticals, Inc.	*†	57,200	1,573,000
Far East Pharmaceutical Tech (Hong Kong)	*‡d	6,152,600	—
Henry Schein, Inc.	*†	198,500	7,114,240
Human Genome Sciences, Inc.	*†	183,000	1,687,260
Kobayashi Pharmaceutical Company Ltd. (Japan)	*	106,700	2,908,119
Medicines Company	*†	192,000	4,350,720
Medivir AB Class B (Sweden)	*	50,540	481,587
Mochida Pharmaceutical Company Ltd. (Japan)	*	289,000	1,964,803
NBTY, Inc.	**	89,600	2,248,064
Neurocrine Biosciences, Inc.	*†	85,500	3,254,130
Omnicare, Inc.		281,500	9,979,175
Recordati SpA (Italy)		43,900	1,208,641
Tanabe Seiyaju Company Ltd. (Japan)	*	166,500	1,654,166
Towa Pharmaceutical Company Ltd. (Japan)	†*	43,500	1,027,649

			57,735,729

Real Estate—1.9%
Acadia Realty Trust REIT	*	123,500	1,985,880
Housevalues, Inc.	*†	99,600	1,252,968
Shurgard Storage Centers, Inc. REIT Class A		37,500	1,536,750
Trizec Canada, Inc. (Canada)	†	993,000	16,702,260

			21,477,858

Restaurants—0.1%
Luminar PLC (United Kingdom)		90,200	842,835

36	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)

Retailers—4.0%
AC Moore Arts & Crafts, Inc.	*†	187,000	$4,985,421
Electronics Boutique Holdings Corporation	*†	38,500	1,654,345
GameStop Corporation Class A	*†«	122,200	2,707,952
Harvey Norman Holdings Ltd. (Australia)		374,000	782,936
KarstadtQuelle AG (Germany)	†	148,882	1,497,020
MarineMax, Inc.	*	108,100	3,370,558
O’Reilly Automotive, Inc.	*†«	243,700	12,070,461
Petco Animal Supplies, Inc.	*	165,000	6,073,650
Sazaby, Inc. (Japan)	«	39,400	901,447
School Specialty, Inc.	*†	122,000	4,777,520
Tuesday Morning Corporation	*†	179,000	5,167,730
Warehouse Group Ltd. (New Zealand)		506,479	1,431,886

			45,420,926

Telecommunications—0.6%
KDDI Corporation (Japan)	«	1,400	6,911,330

Telephone Systems—3.6%
Adtran, Inc.	†	185,600	3,273,984
Fairpoint Communications, Inc.	«	191,000	2,859,270
NTT DoCoMo, Inc. (Japan)	«	8,500	14,205,233
Nextel Partners, Inc. Class A	*	430,000	9,442,800
NII Holdings, Inc. Class B	*†	187,500	10,781,250

			40,562,537

Textiles, Clothing & Fabrics—0.6%
Gildan Activewear, Inc. (Canada)	*«	57,000	2,422,500
Timberland Company Class A	*†«	31,700	2,248,481
Tod’s SpA (Italy)	†«	48,448	2,324,506

			6,995,487

Transportation—0.7%
Adsteam Marine Ltd. (Australia)		1,190,737	1,656,484
Arlington Tankers Ltd. (Bermuda)	«	84,000	1,974,000
Beijing Capital International Airport Company Ltd. (China)		3,450,000	1,291,564
Railpower Technologies Corporation (Canada)	*	215,800	1,080,828
Railpower Technologies Corporation 144A (Canada)	**‡	183,600	919,555
Sinotrans Ltd. Class H (China)		2,509,100	722,444
VT Group PLC (United Kingdom)		116,237	695,853

			8,340,728

TOTAL COMMON STOCKS (Cost $867,252,506)			1,111,875,729

Coupon Rate	Maturity Date		Face	Value

COMMERCIAL PAPER—0.1%

Financial Services—0.1%
FCAR Owner Trust I (Cost $999,628) 2.680%	04/06/2005		$1,000,000	999,628

CASH EQUIVALENTS—26.3%

Institutional Money Market Funds—1.5%
BGI Institutional Fund 2.792%	04/01/2005	††	12,091,753	12,091,753
Goldman Sachs Financial Square Prime Obligations Fund 2.595%	04/01/2005	††	135,267	135,267
Merrill Lynch Premier Institutional Fund 2.525%	04/01/2005	††	3,050,485	3,050,485
Merrimac Cash Fund-Premium Class 2.515%	04/01/2005	††	1,007,646	1,007,646

				16,285,151

Bank & Certificate Deposits/ Offshore Time Deposits—19.6%
Bank of Montreal 2.600%	04/04/2005	††	1,883,629	1,883,629
Bank of Nova Scotia 2.780%	04/28/2005	††	6,045,875	6,045,875
Bank of Nova Scotia 2.730%	04/14/2005	††	12,897,868	12,897,868
Bank of Nova Scotia 2.700%	04/11/2005	††	6,045,876	6,045,875
Barclays 2.785%	04/25/2005	††	10,076,460	10,076,460
Blue Ridge Asset Funding Corporation 2.687%	04/12/2005	††	5,023,360	5,023,360
BNP Paribas 2.910%	06/15/2005	††	4,030,584	4,030,584
BNP Paribas 2.800%	05/05/2005	††	7,053,523	7,053,523
BNP Paribas 2.730%	04/07/2005	††	10,881,307	10,881,307
Branch Banker & Trust 2.740%	04/18/2005	††	12,091,753	12,091,753
Calyon 2.925%	06/03/2005	††	7,418,257	7,418,257
Calyon 2.840%	04/01/2005	††	4,030,584	4,030,584
Calyon 2.770%	04/21/2005	††	137,339	137,339
CIESCO 2.680%	04/20/2005	††	604,588	604,588
Clipper Receivables Corporation 2.656%	04/04/2005	††	2,015,292	2,015,292
Compass Securitization 2.707%	04/11/2005	††	2,418,351	2,418,351
Delaware Funding Corporation 2.697%	04/12/2005	††	2,015,292	2,015,292
Den Danske Bank 2.770%	04/26/2005	††	4,030,584	4,030,584
Den Danske Bank 2.750%	04/01/2005	††	5,038,230	5,038,230
Den Danske Bank 2.700%	04/13/2005	††	7,053,523	7,053,523
Fairway Finance 2.636%	04/01/2005	††	4,030,584	4,030,584
Fortis Bank 2.780%	04/26/2005	††	5,038,230	5,038,230

See accompanying notes to schedule of investments.	37

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Aggressive Opportunities Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Fortis Bank 2.440%	04/14/2005	††	$1,007,646	$1,007,646
General Electric Capital Corporation 2.656%	04/04/2005	††	4,640,157	4,640,157
Grampian Funding LLC 2.786%	04/13/2005	††	10,055,452	10,055,452
Greyhawk Funding 2.758%	04/22/2005	††	9,039,565	9,039,565
Jupiter Securitization Corporation 2.754%	04/04/2005	††	4,018,884	4,018,884
Jupiter Securitization Corporation 2.727%	04/12/2005	††	3,022,938	3,022,938
K2 (USA) LLC 2.677%	04/07/2005	††	1,007,646	1,007,646
Lexington Parker Capital Company 2.706%	04/06/2005	††	1,007,646	1,007,646
Paradigm Funding LLC 2.686%	04/04/2005	††	3,022,938	3,022,938
Paradigm Funding LLC 2.631%	04/11/2005	††	3,022,938	3,022,938
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	10,050,005	10,050,005
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	3,093,519	3,093,519
Rabobank Nederland 2.750%	04/27/2005	††	547,953	547,953
Royal Bank of Canada 2.780%	04/29/2005	††	6,387,385	6,387,385
Royal Bank of Scotland 2.750%	04/19/2005	††	10,076,460	10,076,460
Royal Bank of Scotland 2.585%	04/01/2005	††	5,038,230	5,038,230
Sigma Finance Corporation 2.611%	04/08/2005	††	3,022,938	3,022,938
Silver Tower U.S. Funding 2.780%	04/21/2005	††	2,987,951	2,987,951
Svenska Handlesbanken 2.630%	04/15/2005	††	3,325,232	3,325,232
Toronto Dominion Bank 3.010%	06/24/2005	††	1,007,646	1,007,646
UBS AG 2.805%	05/03/2005	††	2,015,292	2,015,292
Wells Fargo 2.790%	04/08/2005	††	4,030,584	4,030,584
Wells Fargo 2.780%	04/20/2005	††	4,836,701	4,836,701
Wells Fargo 2.780%	04/21/2005	††	5,217,722	5,217,722

				221,344,516

Floating Rate Instruments/Master Notes—5.2%
Bank of America 2.820%	05/16/2005	††	3,829,056	3,829,056
Bank of America 2.800%	06/09/2005	††	5,038,230	5,038,230
Bank of America 2.770%	04/18/2005	††	2,015,292	2,015,292
Bank of America 2.540%	06/01/2005	††	7,093,827	7,093,827
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	6,274,303	6,274,303
Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	4,030,584	4,030,584
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	2,015,292	2,015,292
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	7,031,308	7,031,308
Goldman Sachs Group, Inc. 2.830%	04/27/2005	††	4,030,584	4,030,584
Morgan Stanley 2.955%	06/05/2005	††	8,061,168	8,061,168
Morgan Stanley 2.955%	06/10/2005	††	7,053,523	7,053,523
Morgan Stanley 2.945%	12/09/2005	††	2,418,351	2,418,351

				58,891,518

TOTAL CASH EQUIVALENTS (Cost $296,521,185)				296,521,185

REPURCHASE AGREEMENTS—2.8%

IBT Repurchase Agreement dated 03/31/2005 due 04/01/2005, with a maturity value of $31,318,780, and an effective yield of 2.20% collateralized by U.S. Government Obligations with rates ranging from 3.35% to 5.625%, maturity dates ranging from 10/01/2024 to 03/25/2033 and an aggregate market value of $32,884,144.			31,316,865	31,316,865

TOTAL INVESTMENTS—127.9% (Cost $1,196,090,184)				1,440,713,407
Other assets less liabilities—(27.9%)				(313,838,076)

NET ASSETS—100.0%				$1,126,875,331

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Security has been pledged as collateral for
forward foreign currency exchange contracts.
*	Non-income producing security.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.25% of Total Investments.

‡	Security valued at fair value as determined by policies approved by the board of directors.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 03/31/2005.

38	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—97.1%

Australia—1.2%
Amcor Ltd.		103,800	$574,402
Australia & New Zealand Banking Group Ltd.		40,958	652,337
Brambles Industries Ltd.	†	102,218	627,888
Foster’s Group Ltd.		116,548	462,077
Insurance Australia Group Ltd.		133,300	653,014
National Australia Bank Ltd.		6,408	140,479
Promina Group Ltd.		94,200	359,593
Publishing & Broadcasting Ltd.		43,452	516,776
QBE Insurance Group Ltd.	†	69,476	799,448
Rinker Group Ltd.		110,794	925,685
Wesfarmers Ltd.		19,100	586,704
Woolworths Ltd.		60,236	747,012

			7,045,415

Austria—0.3%
Erste Bank der Oesterreichischen Sparkassen AG		24,200	1,266,551
Telekom Austria AG		24,654	483,122

			1,749,673

Belgium—2.3%
Fortis	†	330,230	9,433,294
Interbrew		114,210	4,004,157
UCB SA		14,900	722,027

			14,159,478

Brazil—0.5%
Banco Bradesco SA, Sponsored ADR	†	500	14,500
Banco Itau Holding Financiera SA, ADR	†	100	8,115
Companhia Vale do Rio Doce ADR		19,221	607,576
Telesp Celular Partcipacoes SA ADR	†*	372,318	2,226,462

			2,856,653

Canada—3.5%
Abitibi-Consolidated, Inc.		71,000	328,609
Alcan Aluminum Ltd.		53,300	2,026,365
Cameco Corporation		28,500	1,261,825
Corus Entertainment, Inc. Class B		76,000	1,837,266
EnCana Corporation		63,600	4,490,556
Falconbridge, Ltd.		2,000	71,887
Great-West Lifeco, Inc.	†	15,500	340,758
Inco Ltd.	*	39,100	1,556,180
Manulife Financial Corporation	†	15,000	715,939
National Bank of Canada	†	12,000	519,393
Noranda, Inc.		8,100	162,743
Nortel Networks Corporation	*	520,600	1,421,238
Potash Corporation of Saskatchewan, Inc. (foreign shares)		23,600	2,069,864
Research In Motion Ltd.	*	6,200	473,804
Suncor Energy, Inc.		21,400	861,872
Telus Corporation		23,300	748,905
Telus Corporation Non-voting Shares		35,000	1,076,945
Thomson Corporation		42,500	1,425,038

			21,389,187

Czech Republic—0.5%
Cesky Telecom AS		175,441	3,289,643

Denmark—0.8%
Novo Nordisk A/S Class B	†	59,020	3,286,426
TDC A/S	†	32,900	1,384,344

			4,670,770

Finland—0.2%
Nokia Oyj		43,800	675,982
UPM-Kymmene Oyj	†	20,800	461,703

			1,137,685

France—8.7%
Accor SA		31,400	1,538,168
Air Liquide		14,440	2,657,252
AXA		8,900	237,317
BNP Paribas		75,300	5,343,309
Bouygues SA		79,900	3,169,003
Carrefour SA		73,408	3,901,108
Cie Generale D’Optique Essilor International SA		13,100	946,868
Dassault Systemes SA		11,700	552,463
France Telecom SA		129,000	3,858,781
Groupe Danone		21,800	2,171,180
JC Decaux SA	†*	177,100	4,831,734
LVMH Moet Hennessy Louis Vuitton SA	†	14,300	1,070,594
Lafarge SA		10,000	969,740
L’Oreal SA		13,300	1,064,921
M6-Metropole Television		32,255	904,140
Michelin (C.G.D.E.) Class B		10,000	657,594
PagesJaunes SA	*	118,391	2,913,437
Renault SA		7,500	670,331
Sanofi-Synthelabo SA		114,200	9,651,028
Schneider Electric SA		32,500	2,545,730
Societe Generale Class A		8,900	926,014
Vivendi Universal SA	*	77,600	2,377,065

			52,957,777

Germany—4.4%
Allianz AG		37,102	4,710,334
Bayer AG		10,100	333,956
Bayerische Hypo-und Vereinsbank AG	*	206,381	5,046,417
Bayerische Motoren Werke AG		16,900	768,256
Commerzbank AG	*	133,200	2,891,642
DaimlerChrysler AG	†	40,200	1,798,805
Deutsche Bank AG		11,200	966,343
Deutsche Boerse AG	†	20,043	1,507,805
Infineon Technologies AG	*	52,600	504,631
Infineon Technologies AG ADR	†*	5,900	56,345
Lanxess	*	840	17,323
Merck AG	†	12,700	906,360
Muenchener Rueckversicherungs AG		2,800	337,292
SAP AG		8,200	1,321,217
SAP AG ADR	†	1,400	56,112
Siemens AG		27,300	2,163,106
E.ON AG		27,200	2,342,540
Volkswagen AG	†	21,500	1,024,305

			26,752,789

See accompanying notes to schedule of investments.	39

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)

Hong Kong—3.3%
Cheung Kong Holdings Ltd.		227,200	$2,012,084
China Merchants Holdings International Co., Ltd.		314,000	614,828
China Mobile Ltd.		2,130,200	6,962,102
Citic Pacific, Ltd.		492,200	1,440,168
Cosco Pacific Ltd.		232,000	503,060
Esprit Holdings Ltd.		67,000	456,794
Hang Lung Development Co.		278,300	486,326
Hang Lung Properties Ltd.		726,000	1,049,811
Hang Seng Bank Ltd.		48,900	648,243
Henderson Land Development		33,500	148,713
Hong Kong & China Gas		763,300	1,499,600
Li & Fung Ltd.		578,000	1,050,768
Sun Hung Kai Properties Ltd.		257,400	2,329,563
Swire Pacific Ltd. Class A		75,400	595,863

			19,797,923

India—0.0%
Infosys Technologies Sponsored ADR	†	2,600	191,698

Ireland—0.2%
CRH PLC		36,021	947,150
CRH PLC		9,200	241,261

			1,188,411

Italy—2.8%
Assicurazioni Generali SpA		133,659	4,318,737
Banca Intesa SpA		610,740	3,104,765
ENI-Ente Nazionale Idrocarburi SpA		193,800	5,039,331
Mediobanca SpA		28,700	498,406
Saipem SpA		322,376	4,088,904

			17,050,143

Japan—20.9%
Advantest Corporation		16,000	1,221,135
Aeon Company Ltd.		112,000	1,886,960
Aiful Corporation		9,600	766,481
Bridgestone Corporation		23,000	421,750
Canon, Inc.		51,300	2,741,691
Chubu Electric Power Company, Inc.		10,600	254,521
Credit Saison Company Ltd.		190,800	6,840,711
Daito Trust Construction Company Ltd.		15,400	645,912
Daiwa House Industry Company Ltd.		66,000	756,193
East Japan Railway Company		467	2,506,901
Fanuc Ltd.		28,000	1,745,359
Fuji Television Network, Inc.		542	1,278,129
Furukawa Electric Company Ltd. (The)	*	102,000	465,206
Hirose Electric Company Ltd.		8,900	906,630
Honda Motor Company Ltd.		114,500	5,717,168
Hoya Corporation		6,600	724,731
Japan Airlines System Corporation	†	105,000	306,142
Japan Tobacco, Inc.		134	1,485,920
Jupiter Telecommunications Co.	*	1,848	1,473,849
Kansai Electric Power Company, Inc. (The)		66,900	1,340,668
Keyence Corporation		10,700	2,472,420
Konica Corporation	†	12,500	125,918
Millea Holdings, Inc.		142	2,060,431
Mitsubishi Corporation		293,100	3,791,586
Mitsubishi Estate Company Ltd.	†	292,000	3,382,456
Mitsubishi Heavy Industries Ltd.		124,000	329,215
Mitsubishi Tokyo Financial Group, Inc.		229	1,973,129
Mitsui & Company Ltd.		63,000	579,570
Mitsui Fudosan Company Ltd.		66,000	771,876
Mitsui Sumitomo Insurance Company Ltd.		110,420	1,008,789
Mizuho Financial Group, Inc.		1,193	5,621,251
Murata Manufacturing Company Ltd.		13,500	721,989
NEC Corporation		99,000	596,044
Nidec Corporation		9,200	1,142,927
Nikko Cordial Corporation		524,300	2,613,033
Nikon Corporation		49,000	561,311
Nintendo Company Ltd.		8,500	925,553
Nippon Electric Glass Company Ltd.		26,000	373,319
Nippon Telegraph & Telephone Corporation		371	1,619,641
Nissan Motor Company Ltd.		262,300	2,680,903
Nitto Denko Corporation		12,300	642,986
Nomura Holdings, Inc.		99,400	1,377,151
Omron Corporation		22,500	490,498
ORIX Corporation		56,600	7,213,149
Promise Company Ltd.		50,911	3,471,036
Ricoh Company Ltd.		56,000	958,920
Rohm Company Ltd.		8,800	847,461
Sankyo Company Ltd.		85,900	1,806,938
Sega Sammy Holdings, Inc.		112,604	6,832,745
Sekisui House Ltd.		110,000	1,171,665
Shimamura Company Ltd.		4,200	321,258
SMC Corporation		36,100	4,070,451
Softbank Corporation	†*	18,200	747,361
Sompo Japan Insurance, Inc.		63,700	662,741
Sony Corporation		12,800	510,231
Sumitomo Chemical Company Ltd.		183,000	902,512
Sumitomo Corporation		80,000	684,005
Sumitomo Forestry Company Ltd.		27,000	265,797
Sumitomo Metal Industries Ltd.		623,100	1,118,586
Sumitomo Mitsui Financial Group, Inc.	†	617	4,165,253
Sumitomo Trust & Banking Company Ltd. (The)		412,200	2,679,593
Suzuki Motor Corporation		109,000	1,945,949
T&D Holdings, Inc.		4,950	251,159
TDK Corporation		7,300	498,126
Takeda Chemical Industries Ltd.		32,300	1,536,049
Tokyo Broadcasting System		56,500	1,100,995
Tokyo Electron Ltd.		33,300	1,888,935
Tokyo Gas Company Ltd.	†	191,000	768,935
Tokyu Corporation		383,200	1,994,138
Toyota Motor Corporation		40,300	1,494,156
UFJ Holdings, Inc.	*	709	3,713,411
Uni-Charm Corporation		3,600	161,294
Yamada Denki Company Ltd.		20,200	1,056,988
Yamanouchi Pharmaceutical Company Ltd.		23,500	793,231
Yamato Transport Company Ltd.		108,200	1,543,490

			126,524,611

40	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)

Luxembourg—0.4%
RTL Group		20,400	$1,543,731
Societe Europeenne des Satellites		45,200	578,519
Stolt Offshore SA	*	15,200	118,495

			2,240,745

Mexico—1.8%
America Movil SA de CV ADR	†	55,000	2,838,001
Grupo Televisa SA ADR		82,600	4,856,880
Telefonos de Mexico SA ADR		4,400	151,932
Wal-Mart de Mexico SA de CV-Class V		792,500	2,779,458

			10,626,271

Netherlands—6.2%
ABN AMRO Holding NV	†	134,371	3,334,412
ASM Lithography Holdings NV	†*	262,982	4,436,153
ASM Lithography Holdings NV New York Registered Shares	*	44,300	742,911
Aegon NV		202,839	2,735,828
Euronext NV		16,600	591,229
Heineken Holding NV Class A		25,843	799,233
Heineken NV		86,150	2,988,386
ING Groep NV	†	180,694	5,462,048
Royal KPN NV		469,700	4,205,882
Reed Elsevier NV	†	41,800	631,282
Royal Dutch Petroleum Company		122,600	7,351,590
Royal Dutch Petroleum Company NY Shares		8,400	504,336
Royal Numico NV	*	9,200	376,707
STMicroelectronics NV		38,870	648,392
TPG NV		33,500	952,348
Unilever NV	†	8,500	579,088
VNU NV		39,244	1,146,228

			37,486,053

Norway—0.7%
DNB NOR ASA		56,900	580,672
Norsk Hydro ASA		5,100	420,378
Norske Skogindustrier ASA	†	16,500	328,945
Statoil ASA		10,000	170,143
Telenor ASA		337,700	3,034,958

			4,535,096

Portugal—0.4%
Banco Comercial Portugues SA Class R		662,009	1,803,005
Portugal Telecom SGPS SA		35,800	420,645

			2,223,650

Russia—1.2%
AFK Sistema, Sponsored ADR, 144A	***	68,544	1,113,840
OAO Lukoil Holding ADR		32,000	4,332,800
OAO Gazprom Sponsored ADR Regulation S	†	5,091	171,567
Sibneft Sponsored ADR	†*	105,753	1,649,747
YUKOS ADR	*	11,700	26,442

			7,294,396

Singapore—1.8%
DBS Group Holdings Ltd.		228,650	2,061,925
Keppel Corporation Ltd.		45,800	302,068
Singapore Airlines Ltd.		264,000	1,899,430
Singapore Telecommunications Ltd.		3,613,310	5,643,733
United Overseas Bank Ltd.		68,000	592,885
Venture Corporation Ltd.		38,000	305,775

			10,805,816

South Africa—0.1%
Sasol, Ltd.		19,400	455,694

South Korea—2.0%
Hana Bank		72,020	1,979,955
Kookmin Bank		92,540	4,130,909
Samsung Electronics Company Ltd. GDR		16,705	4,134,488
Shinhan Financial Group Company Ltd.		70,420	1,882,986
Woori Finance Holdings Co., Ltd.		12,070	118,571

			12,246,909

Spain—5.5%
Altadis SA	†	51,400	2,102,657
Banco Bilbao Vizcaya Argentaria SA		416,298	6,778,825
Banco Santander Central Hispano SA		368,800	4,490,210
Iberdrola SA		35,900	938,986
Inditex SA		133,600	3,996,149
Promotora de Informaciones SA	†	199,414	4,030,809
Repsol YPF SA		117,500	3,114,369
Telefonica SA		456,522	7,931,256

			33,383,261

Sweden—1.9%
Assa Abloy AB Class B		42,300	599,442
Atlas Copco AB Class A		12,100	580,337
Scania AB Class B	†	17,000	724,858
Svenska Cellulosa AB Class B	†	12,200	461,037
Telefonaktiebolaget LM Ericsson ADR	†*	118,600	3,344,520
Telefonaktiebolaget LM Ericsson Class B		2,055,700	5,804,636

			11,514,830

Switzerland—10.0%
Adecco SA		12,300	676,262
Clariant AG	*	258,670	4,472,826
Compagnie Financiere Richemont AG Class A		108,377	3,408,969
Credit Suisse Group	†*	154,146	6,597,674
Givaudan	*	372	239,146
Holcim Ltd.		52,248	3,216,396
Julius Baer Holding AG Class B	*	6,371	2,213,819
Nestle SA	†	40,273	11,042,056
Novartis AG	†	119,214	5,568,404
Roche Holding AG	†	45,231	4,852,653
Serono SA Class B		688	499,890
Swiss Life Holding	*	1,000	150,557
Swiss Reinsurance		34,094	2,443,955
Swisscom AG		4,765	1,749,626

See accompanying notes to schedule of investments.	41

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)

Syngenta AG	*	5,991	$627,463
Synthes, Inc.		4,830	537,674
UBS AG	†*	142,528	12,047,868

			60,345,238

Taiwan—0.7%
Chunghwa Telecom Company Ltd. ADR		137,900	2,922,101
Taiwan Semiconductor Manufacturing Company Ltd. ADR		188,621	1,599,506

			4,521,607

Thailand—0.1%
Advanced Info Service PCL		146,500	374,489

United Kingdom—14.6%
Allied Domecq PLC		158,567	1,597,532
Anglo American PLC		32,800	777,189
ARM Holdings PLC		80,000	159,266
Associated British Foods PLC		6,200	88,153
AstraZeneca Group PLC		93,084	3,677,945
AstraZeneca PLC		35,100	1,383,574
BHP Billiton PLC		49,628	666,364
Brambles Industries PLC		19,600	112,128
British Sky Broadcasting PLC		597,891	6,552,714
Carnival PLC		27,295	1,497,106
Centrica PLC		189,450	826,058
Compass Group PLC		123,700	563,992
Diageo PLC		95,100	1,340,884
HSBC Holdings PLC		142,600	2,254,494
HSBC Holdings PLC (foreign shares)		184,000	2,926,531
Hanson PLC		48,400	457,620
HBOS PLC		214,200	3,337,073
ITV PLC		3,102,960	7,469,714
Kingfisher PLC		1,470,969	8,018,688
Lloyds TSB Group PLC		120,800	1,086,339
Morrison WM Supermarkets		658,371	2,439,270
National Grid Transco PLC		129,200	1,197,074
Next PLC		17,200	516,601
Pearson PLC		362,400	4,414,845
Reckitt Benckiser PLC		18,400	583,880
Reed Elsevier PLC		193,000	1,997,949
Royal Bank of Scotland Group PLC		152,000	4,832,527
Scottish & Southern Energy PLC		31,100	517,634
Shell Transport & Trading Company PLC		96,200	864,929
Smith & Nephew PLC		69,754	653,989
Smiths Group PLC		4,200	67,506
Standard Chartered PLC		98,800	1,775,764
Tesco PLC		1,387,435	8,292,530
TI Automotive Ltd.	*d	70,000	—
Unilever PLC		245,700	2,428,664
Vodafone Group PLC		4,254,816	11,292,070
Wolseley PLC		31,200	652,903
Xstrata PLC		60,750	1,158,703

			88,480,202

United States—0.1%
News Corp., Inc., CDI		27,311	465,748

TOTAL COMMON STOCKS (Cost $483,658,937)			587,761,861

PREFERRED STOCKS—0.6%

Germany—0.6%
ProSieben SAT.1 Media AG (Cost $3,380,591)		192,137	3,603,283

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—0.0%

Switzerland—0.0%
Credit Suisse Group Finance (Cost $158,944) 6.000%	12/23/2005	*	$222,000	265,104

CONVERTIBLE DEBT OBLIGATIONS—0.3%

Cayman Islands—0.3%
SMFG Finance Ltd. (Cost $894,227) 2.250%	07/11/2005	*	72,000,000	1,550,273

CASH EQUIVALENTS—14.4%

Institutional Money Market Funds—0.8%
BGI Institutional Fund 2.792%	04/01/2005	††	3,547,633	3,547,633
Goldman Sachs Financial Square Prime Obligations Fund 2.595%	04/01/2005	††	39,686	39,686
Merrill Lynch Premier Institutional Fund 2.525%	04/01/2005	††	894,990	894,990
Merrimac Cash Fund-Premium Class 2.515%	04/01/2005	††	295,636	295,636

				4,777,945

Bank & Certificate Deposits/ Offshore Time Deposits—10.7%
Bank of Montreal 2.600%	04/04/2005	††	552,642	552,642
Bank of Nova Scotia 2.780%	04/28/2005	††	1,773,815	1,773,815
Bank of Nova Scotia 2.730%	04/14/2005	††	3,784,141	3,784,141
Bank of Nova Scotia 2.700%	04/11/2005	††	1,773,815	1,773,815
Barclays 2.785%	04/25/2005	††	2,956,361	2,956,361
Blue Ridge Asset Funding Corporation 2.687%	04/12/2005	††	1,473,817	1,473,817
BNP Paribas 2.910%	06/15/2005	††	1,182,543	1,182,543
BNP Paribas 2.800%	05/05/2005	††	2,069,453	2,069,453
BNP Paribas 2.730%	04/07/2005	††	3,192,495	3,192,495
Branch Banker & Trust 2.740%	04/18/2005	††	3,547,633	3,547,633
Calyon 2.925%	06/03/2005	††	2,176,464	2,176,464
Calyon 2.840%	04/01/2005	††	1,182,545	1,182,545
Calyon 2.770%	04/21/2005	††	40,295	40,295
CIESCO 2.680%	04/20/2005	††	177,382	177,382

42	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint International Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Clipper Receivables Corporation 2.656%	04/04/2005	††	$591,272	$591,272
Compass Securitization 2.707%	04/11/2005	††	709,527	709,527
Delaware Funding Corporation 2.697%	04/12/2005	††	591,272	591,272
Den Danske Bank 2.770%	04/26/2005	††	1,182,545	1,182,545
Den Danske Bank 2.750%	04/01/2005	††	1,478,181	1,478,181
Den Danske Bank 2.700%	04/13/2005	††	2,069,452	2,069,452
Fairway Finance 2.636%	04/01/2005	††	1,182,544	1,182,544
Fortis Bank 2.780%	04/26/2005	††	1,478,180	1,478,180
Fortis Bank 2.440%	04/14/2005	††	295,637	295,637
General Electric Capital Corporation 2.656%	04/04/2005	††	1,361,389	1,361,389
Grampian Funding LLC 2.786%	04/13/2005	††	2,950,197	2,950,197
Greyhawk Funding 2.758%	04/22/2005	††	2,652,142	2,652,142
Jupiter Securitization Corporation 2.754%	04/04/2005	††	1,179,111	1,179,111
Jupiter Securitization Corporation 2.727%	04/12/2005	††	886,908	886,908
K2 (USA) LLC 2.677%	04/07/2005	††	295,636	295,636
Lexington Parker Capital Company 2.706%	04/06/2005	††	295,636	295,636
Paradigm Funding LLC 2.686%	04/04/2005	††	886,908	886,908
Paradigm Funding LLC 2.631%	04/11/2005	††	886,908	886,908
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	2,948,599	2,948,599
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	907,617	907,617
Rabobank Nederland 2.750%	04/27/2005	††	160,766	160,766
Royal Bank of Canada 2.780%	04/29/2005	††	1,874,013	1,874,013
Royal Bank of Scotland 2.750%	04/19/2005	††	2,956,361	2,956,361
Royal Bank of Scotland 2.585%	04/01/2005	††	1,478,180	1,478,180
Sigma Finance Corporation 2.611%	04/08/2005	††	886,908	886,908
Silver Tower U.S. Funding 2.780%	04/21/2005	††	876,643	876,643
Svenska Handlesbanken 2.630%	04/15/2005	††	975,599	975,599
Toronto Dominion Bank 3.010%	06/24/2005	††	295,636	295,636
UBS AG 2.805%	05/03/2005	††	591,272	591,272
Wells Fargo 2.790%	04/08/2005	††	1,182,544	1,182,544
Wells Fargo 2.780%	04/21/2005	††	1,530,842	1,530,842
Wells Fargo 2.780%	04/20/2005	††	1,419,053	1,419,053

				64,940,879

Floating Rate Instruments/Master Notes—2.9%
Bank of America 2.820%	05/16/2005	††	$1,123,416	$1,123,416
Bank of America 2.800%	06/09/2005	††	1,478,179	1,478,179
Bank of America 2.770%	04/18/2005	††	591,271	591,271
Bank of America 2.540%	06/01/2005	††	2,081,277	2,081,277
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	1,840,835	1,840,835
Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	1,182,544	1,182,544
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	591,272	591,272
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	2,062,935	2,062,935
Goldman Sachs Group, Inc. 2.830%	04/27/2005	††	1,182,544	1,182,544
Morgan Stanley 2.955%	06/10/2005	††	2,069,452	2,069,452
Morgan Stanley 2.955%	06/05/2005	††	2,365,088	2,365,088
Morgan Stanley 2.945%	12/09/2005	††	709,527	709,527

				17,278,340

TOTAL CASH EQUIVALENTS (Cost $86,997,164)				86,997,164

REPURCHASE AGREEMENTS—2.1%

United States—2.1%
IBT Repurchase Agreement dated 03/31/2005 due 04/01/2005, with a maturity value of $12,975,920 and an effective yield of 2.20% collateralized by U.S. Government Obligations with rates ranging from 3.368% to 6.125%, maturity dates ranging from 06/25/2023 to 08/01/2033 and an aggregate market value of $13,627,825.	12,975,125	12,975,125

TOTAL INVESTMENTS—114.5% (Cost $588,064,988)		693,152,810
Other assets less liabilities—(14.5%)		(87,732,719)

NET ASSETS—100.0%		$605,420,091

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing security.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.16% of Total Investments.

†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 03/31/2005.

See accompanying notes to schedule of investments.	43

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint International Fund

Percentage of Portfolio by Industry (unaudited):
Banking	20.6%
Financial Services	20.1%
Telephone Systems	8.1%
Media—Broadcasting & Publishing	7.4%
Oil & Gas	6.1%
Pharmaceuticals	5.7%
Beverages, Food & Tobacco	5.2%
Electronics	4.6%
Insurance	4.5%
Telecommunications	3.0%
Automotive	2.6%
Retailers	2.5%
Commercial Services	2.4%
Food Retailers	2.4%
Chemicals	2.0%
Transportation	1.9%
Real Estate	1.8%
Communications	1.5%
Entertainment & Leisure	1.4%
Advertising	1.3%
Electric Utilities	1.1%
Building Materials	1.0%
Metals & Mining	0.9%
Heavy Machinery	0.9%
Apparel Retailers	0.8%
Computers & Information	0.7%
Metals	0.5%
Miscellaneous	0.5%
Airlines	0.4%
Forest Products & Paper	0.3%
Computer Software & Processing	0.3%
Cosmetics & Personal Care	0.3%
Medical Supplies	0.3%
Home Construction, Furnishings & Appliances	0.3%
Lodging	0.2%
Construction	0.2%
Electrical Equipment	0.2%
Containers & Packaging	0.1%
Industrial—Diversified	0.1%
Medical Equipment & Supplies	0.1%
Mining	0.1%
Restaurants	0.1%

TOTAL INVESTMENTS	114.5%
Other assets less liabilities	(14.5	) %

TOTAL NET ASSETS	100.0%

44	See accompanying notes to schedule of investments.

p
Schedule of Investments March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—20.6%

Aerospace & Defense—0.4%
Boeing Capital Corporation, Senior Note 6.100%	03/01/2011	†	$500,000	$532,747
Boeing Capital Corporation, Senior Note 5.650%	05/15/2006		175,000	178,137
Boeing Company (The), Note 6.125%	02/15/2033		100,000	107,428
Boeing Company (The), Note 5.125%	02/15/2013		250,000	251,760
General Dynamics Corporation, Note 2.125%	05/15/2006		200,000	196,069
Goodrich Corporation, Note 6.450%	12/15/2007		100,000	104,957
Lockheed Martin Corporation, Note 8.500%	12/01/2029		500,000	679,548
Northrop Grumman Corporation, Note 7.750%	02/15/2031		250,000	317,007
Raytheon Co., Note 6.150%	11/01/2008		1,000,000	1,047,037
Textron Financial Corporation, Note 6.000%	11/20/2009		200,000	212,133

				3,626,823

Airlines—0.0%
FedEx Corporation, Note 9.650%	06/15/2012		150,000	191,063

Automotive—0.5%
DaimlerChrysler North America Holding Corporation, Guaranteed Note 7.200%	09/01/2009		350,000	377,152
DaimlerChrysler North America Holding Corporation, Guaranteed Note 4.050%	06/04/2008		500,000	485,925
DaimlerChrysler North America Holding Corporation, Note 8.500%	01/18/2031		350,000	423,558
DaimlerChrysler North America Holding Corporation, Note 6.400%	05/15/2006		750,000	766,141
DaimlerChrysler North America Holding Corporation, Senior Note 6.500%	11/15/2013		500,000	520,843
Ford Motor Company, Note 6.625%	10/01/2028		850,000	714,910
General Motors Corporation, Note 8.250%	07/15/2023		100,000	86,571
General Motors Corporation, Note 7.200%	01/15/2011	†	950,000	858,611
General Motors Corporation, Senior Note 8.375%	07/15/2033	†	350,000	300,231
Lear Corporation, Senior Note 8.110%	05/15/2009		250,000	270,784

				4,804,726

Banking—4.0%
ABN AMRO Bank NV, Global Subordinated Note 7.125%	06/18/2007		250,000	265,231
American Express Company, Note 3.750%	11/20/2007		150,000	147,798
American Express Credit Corporation, Note 3.000%	05/16/2008		250,000	239,696
Asian Development Bank, Global Note (Supra National) 6.750%	06/11/2007		750,000	793,203
Asian Development Bank/Pasig, Global Note (Supra National) 4.250%	10/20/2014		1,000,000	965,624
Associates Corporate of North America, Senior Note 6.950%	11/01/2018		250,000	286,337
Associates Corporate of North America, Subordinated Note 6.875%	11/15/2008		410,000	442,789
Bank of America Corporation, Senior Note 5.875%	02/15/2009		1,000,000	1,046,190
Bank of America Corporation, Subordinated Note 7.750%	08/15/2015		750,000	896,235
Bank of America Corporation, Subordinated Note 6.800%	03/15/2028		500,000	563,308
Bank of America Corporation, Subordinated Note 6.250%	04/01/2008		750,000	788,542
Bank of New York Company, Inc. (The), Subordinated Note 5.500%	12/01/2017		250,000	252,438
Bank One Corporation, Subordinated Note 5.900%	11/15/2011		750,000	788,086
Bank One NA, Note 3.700%	01/15/2008		350,000	345,035
BankBoston Corporation, Subordinated Note, (MTN), (FRN) 6.500%	12/19/2007		400,000	423,083
Bayerische Landesbank Girozentrale, Note 2.875%	10/15/2008		250,000	237,886
BB&T Corporation, Note 5.250%	11/01/2019		500,000	488,610
Branch Banking & Trust Company 5.200%	12/23/2015		150,000	150,237
BSCH Issuances Ltd., Subordinated Note (Cayman Islands) 7.625%	09/14/2010		350,000	396,351
Capital One Bank, Note 4.875%	05/15/2008		1,000,000	1,007,910
Capital One Bank, Note, (MTN) 5.125%	02/15/2014		500,000	491,915
CIT Group, Inc., Senior Note 7.750%	04/02/2012		350,000	405,391
CIT Group, Inc., Senior Note, (MTN) 4.750%	12/15/2010		1,000,000	992,536
Corporacion Andina de Fomento, Note (Supra National) 6.875%	03/15/2012		150,000	165,253
Deutsche Bank Financial, Inc., Note, Convertible, (MTN) 5.375%	03/02/2015		250,000	255,069
Duke Capital Corporation, Senior Note 4.370%	03/01/2009		250,000	245,985
European Investment Bank, Global Note (Supra National) 4.625%	03/01/2007		750,000	759,043
European Investment Bank, Global Note (Supra National) 3.500%	03/14/2008		1,250,000	1,229,527
European Investment Bank, Global Note (Supra National) 3.125%	10/15/2007	†	1,000,000	978,541
European Investment Bank, Global Note (Supra National) 2.375%	06/15/2007		550,000	531,419
First Union Institutional Trust I Capital Securities, Note 8.040%	12/01/2026		1,000,000	1,069,415

See accompanying notes to schedule of investments.	45

Schedule of Investments—(Continued) March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)

FleetBoston Financial Corporation, Senior Note 6.875%	01/15/2028	$150,000	$173,133
Household Finance Corporation, Note 8.000%	07/15/2010	750,000	858,913
Household Finance Corporation, Note 6.500%	11/15/2008	350,000	371,271
Household Finance Corporation, Note 6.400%	06/17/2008	250,000	263,776
Household Finance Corporation, Note 6.375%	11/27/2012	1,000,000	1,082,874
Household Finance Corporation, Note 4.125%	12/15/2008	1,000,000	982,969
HSBC Holdings PLC, Note (United Kingdom) 5.250%	12/12/2012	150,000	152,243
HSBC USA, Inc., Subordinated Note 7.000%	11/01/2006	250,000	261,181
ING Capital Funding Trust III 8.439%	12/31/2049	150,000	175,831
Inter-American Development Bank (Supra National) 7.375%	01/15/2010	750,000	846,511
International Bank for Reconstruction & Development, Note (Supra National) 3.625%	05/21/2013	150,000	140,736
International Bank for Reconstruction & Development, Note, (MTN), (FRN) (Supra National) 4.125%	08/12/2009	350,000	348,948
Key Bank National Association, Subordinated Note, (MTN) 5.800%	07/01/2014	500,000	523,792
KFW—Kreditanstalt fuer Wiederaufbau, Global Note (Germany) 2.700%	03/01/2007	250,000	244,455
KFW—Kreditanstalt fuer Wiederaufbau, Note (Germany) 3.375%	01/23/2008	500,000	490,979
KFW International Finance, Inc., Guaranteed Global Note 4.750%	01/24/2007	350,000	355,742
KFW International Finance, Inc., Note 8.000%	02/15/2010	250,000	285,401
KFW International Finance, Inc., Senior Global Note 5.250%	06/28/2006	1,000,000	1,016,927
Korea Development Bank, Note (South Korea) 5.750%	09/10/2013	500,000	514,569
Korea Development Bank, Note 5.250%	11/16/2006	350,000	355,480
Landwirtschaftliche Rentenbank, Note (Germany) 3.250%	06/19/2008	300,000	290,819
MBNA America Bank, Note 5.375%	01/15/2008	850,000	867,368
Mellon Financial Company, Note 6.375%	02/15/2010	350,000	371,441
National City Bank of Ohio, Senior Note, (MTN) 3.300%	05/15/2008	350,000	338,514
National City Bank, Note 2.375%	08/15/2006	250,000	244,551
National City Corporation, Subordinated Note 6.875%	05/15/2019	500,000	568,695
National Rural Utilities Cooperative Finance Corporation, Note 3.875%	02/15/2008	400,000	394,121
PNC Funding Corporation, Senior Note 5.750%	08/01/2006	250,000	255,610
Popular North America, Inc., Note, (MTN), (FRN) 4.250%	04/01/2008	100,000	99,398
Royal Bank of Scotland Group PLC, Global Note (United Kingdom) 5.000%	10/01/2014	750,000	744,956
Royal Bank of Scotland Group PLC, Note (FRN) (United Kingdom) 7.648%	08/29/2049	500,000	616,253
Sanwa Bank Ltd., Note 7.400%	06/15/2011	250,000	278,202
SLM Corporation, Note 3.950%	08/15/2008	1,150,000	1,124,709
Suntrust Banks, Inc., Note 5.050%	07/01/2007	350,000	355,971
Suntrust Banks, Inc., Subordinated Note 5.200%	01/17/2017	250,000	247,809
Swiss Bank Corporation, Subordinated Note 7.000%	10/15/2015	100,000	114,863
U.S. Bank NA, Note 4.800%	04/15/2015	250,000	243,442
Union Bank Switzerland AG, Subordinated Note 7.250%	07/15/2006	250,000	259,132
Wachovia Corporation, Senior Note 5.250%	08/01/2014	1,000,000	1,004,680
Wells Fargo & Company, Note 5.125%	02/15/2007	750,000	763,659
Wells Fargo & Company, Note 5.000%	11/15/2014	750,000	744,172
Wells Fargo & Company, Series J, Note, (MTN) 4.200%	01/15/2010	500,000	489,409
Wells Fargo & Company, Subordinated Note 7.550%	06/21/2010	750,000	846,964

			38,359,152

Beverages, Food & Tobacco—1.1%
Altria Group, Inc., Note 7.000%	11/04/2013	400,000	429,910
Anheuser-Busch Companies, Inc., Note 6.800%	01/15/2031	350,000	414,160
Archer-Daniels Midland Company, Note 8.375%	04/15/2017	350,000	440,338
Bottling Group LLC, Series B, Senior Note 4.125%	06/15/2015	250,000	231,828
Bunge, Ltd. Finance Corporation, Guaranteed Senior Note 5.350%	04/15/2014	500,000	499,713
Campbell Soup Company, Note 4.875%	10/01/2013	250,000	247,433
Cia Brasileira de Bebidas, Guaranteed Note (Brazil) 8.750%	09/15/2013	100,000	115,000
Coca-Cola Enterprises, Inc., Note 8.500%	02/01/2022	150,000	198,064
Coca-Cola Enterprises, Inc., Note 6.125%	08/15/2011	600,000	644,628
Coca-Cola Enterprises, Inc., Note 5.375%	08/15/2006	1,000,000	1,016,754
ConAgra Foods, Inc., Note 6.750%	09/15/2011	250,000	275,116
ConAgra Foods, Inc., Note 6.000%	09/15/2006	350,000	358,761
Coors Brewing Co., Senior Note 6.375%	05/15/2012	500,000	538,021
Corn Products International, Inc., Senior Note 8.250%	07/15/2007	250,000	270,015
General Mills, Inc., Note 5.125%	02/15/2007	350,000	356,058
HJ Heinz Company, Guaranteed Note 6.625%	07/15/2011	250,000	274,056

46	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)

Kellogg Company, Note 6.600%	04/01/2011	$750,000	$818,520
Kraft Foods, Inc., Global Note 6.500%	11/01/2031	100,000	110,804
Kraft Foods, Inc., Global Note 5.625%	11/01/2011	350,000	363,660
Kraft Foods, Inc., Note 5.250%	06/01/2007	1,000,000	1,018,571
Pepsiamericas, Inc., Note 3.875%	09/12/2007	100,000	98,835
Sara Lee Corporation, Senior Note 2.750%	06/15/2008	250,000	238,329
Supervalu, Inc., Note 7.875%	08/01/2009	350,000	392,224
Tyson Foods, Inc., Note 8.250%	10/01/2011	250,000	290,340
Unilever Capital Corporation, Note 7.125%	11/01/2010	500,000	560,651

			10,201,789

Building Materials—0.0%
Hanson Australia Funding Ltd., Note (Australia) 5.250%	03/15/2013	100,000	99,862

Chemicals—0.3%
Dow Chemical Company, Note 7.375%	11/01/2029	250,000	305,558
Dow Chemical Company, Note 6.000%	10/01/2012	150,000	160,134
Du Pont (E.I.) de Nemours & Company, Note 6.875%	10/15/2009	150,000	163,963
Eastman Chemical Company, Senior Note 7.000%	04/15/2012	150,000	168,326
EI Du Pont de Nemours & Co., Note 4.750%	11/15/2012	500,000	499,290
Monsanto Company 7.375%	08/15/2012	500,000	576,701
Potash Corp. of Saskatchewan, Note (Canada) 4.875%	03/01/2013	500,000	491,425
Praxair, Inc., Note 3.950%	06/01/2013	150,000	138,693
Rohm & Haas Company, Note 7.850%	07/15/2029	150,000	194,601

			2,698,691
Commercial Services—0.1%
Cendant Corporation, Senior Note 7.375%	01/15/2013	250,000	282,855
Cendant Corporation, Senior Note 6.250%	03/15/2010	150,000	157,750
Midamerican Energy Holdings Company, Senior Note 3.500%	05/15/2008	150,000	144,816
PHH Corporation, Note 7.125%	03/01/2013	100,000	110,224

			695,645

Communications—0.2%
Motorola, Inc., Note 7.500%	05/15/2025	500,000	574,650
News America Holdings, Inc., Note 8.000%	10/17/2016	150,000	177,609
News America Holdings, Inc., Note 7.600%	10/11/2015	350,000	404,009
SBC Communications, Inc., Global Note 6.250%	03/15/2011	250,000	265,613
SBC Communications, Inc., Senior Note 5.750%	05/02/2006	250,000	254,634

			1,676,515

Computer Software & Processing—0.0%
Computer Sciences Corporation, Senior Note 7.375%	06/15/2011	100,000	113,181

Computers & Information—0.2%
Hewlett-Packard Company, Global Note 5.500%	07/01/2007	350,000	359,375
International Business Machines Corporation, Note 7.000%	10/30/2025	500,000	590,634
International Business Machines Corporation, Note 4.750%	11/29/2012	250,000	249,379
International Business Machines Corporation, Senior Note 4.875%	10/01/2006	750,000	760,301

			1,959,689

Cosmetics & Personal Care—0.2%
Procter & Gamble Company, Global Note 6.875%	09/15/2009	750,000	821,751
Procter & Gamble Company, Note 4.750%	06/15/2007	1,000,000	1,014,368

			1,836,119

Diversified—0.1%
General Electric Company 5.000%	02/01/2013	800,000	800,118

Electric Utilities—1.2%
Alabama Power Company, Senior Note 5.500%	10/15/2017	150,000	153,118
Alabama Power Company, Series X, Senior Note 3.125%	05/01/2008	250,000	240,886
Alliant Energy Resources, Inc., Guaranteed Senior Note 9.750%	01/15/2013	250,000	320,306
Arizona Public Service Company, Note 6.500%	03/01/2012	150,000	163,808
Cincinnati Gas & Electric Company, Note 5.700%	09/15/2012	150,000	155,785
Columbus Southern Power Company, Series A, Senior Note 5.500%	03/01/2013	150,000	153,650
Consolidated Edison Company of New York, Inc., Note 4.875%	02/01/2013	200,000	199,395
Constellation Energy Group, Inc., Note 7.600%	04/01/2032	150,000	179,347
Dominion Resources, Inc., Senior Note 8.125%	06/15/2010	350,000	400,813
Dominion Resources, Inc., Virginia, Series 03B, Senior Note 4.125%	02/15/2008	500,000	494,652
DTE Energy Company, Note 7.050%	06/01/2011	350,000	387,759
Duke Energy Corporation, Senior Note 6.450%	10/15/2032	500,000	532,862
Duke Energy Field Services Corporation LLC, Note 7.875%	08/16/2010	350,000	397,874

See accompanying notes to schedule of investments.	47

Schedule of Investments—(Continued) March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)

Entergy Gulf States, Inc., Note 3.600%	06/01/2008	$100,000	$97,115
Exelon Generation Company LLC, Senior Note 6.950%	06/15/2011	500,000	550,754
Florida Power & Light Company, Note 5.625%	04/01/2034	50,000	51,334
Florida Power & Light Company, Note 4.850%	02/01/2013	150,000	150,271
FPL Group Capital, Inc., Guaranteed Note 7.375%	06/01/2009	100,000	110,217
Indiana Michigan Power Company, Note 6.125%	12/15/2006	500,000	515,812
Jersey Central Power & Light, Global Note 5.625%	05/01/2016	500,000	510,473
KeySpan Corporation, Note 7.625%	11/15/2010	350,000	399,937
Midamerican Energy Company, Note 6.750%	12/30/2031	250,000	292,257
Midamerican Energy Holdings Company, Senior Note, Class D 5.000%	02/15/2014	150,000	146,623
NiSource Finance Corporation, Guaranteed Note 7.875%	11/15/2010	50,000	57,085
Northern States Power Company, Series A, Note 8.000%	08/28/2012	150,000	178,868
Oncor Electric Delivery Company, Senior Secured Note 6.375%	05/01/2012	350,000	375,750
Ontario Electricity Financial Corporation, Note (Canada) 7.450%	03/31/2013	350,000	411,662
Pacific Gas & Electric Company, Note 6.050%	03/01/2034	500,000	515,180
Pacific Gas & Electric Company, Note 4.800%	03/01/2014	500,000	487,567
Peco Energy Company, Note 3.500%	05/01/2008	150,000	146,383
Progress Energy, Inc., Senior Note 7.100%	03/01/2011	400,000	439,238
PSEG Power LLC, Senior Note 8.625%	04/15/2031	500,000	665,977
Public Service Company of Colorado, Series 12, Note 4.875%	03/01/2013	200,000	198,877
Public Service Electric & Gas Company, Note 5.125%	09/01/2012	150,000	151,873
South Carolina Electric & Gas Company, Note 5.300%	05/15/2033	150,000	146,331
Southern California Edison Company, Note 8.000%	02/15/2007	250,000	266,318
Southern California Edison Company, Note 6.650%	04/01/2029	500,000	553,917
Wisconsin Electric Power, Note 5.625%	05/15/2033	250,000	256,568

			11,456,642

Electrical Equipment—0.0%
Emerson Electric Company, Note 5.000%	12/15/2014	150,000	149,136

Electronics—0.1%
Arrow Electronics, Inc., Note 6.875%	07/01/2013	250,000	268,646
Raytheon Company, Note 7.375%	07/15/2025	750,000	771,389

			1,040,035

Entertainment & Leisure—0.1%
Time Warner, Inc., Note 6.875%	05/01/2012	150,000	164,044
Walt Disney Company, Note, (MTN), (FRN) 7.000%	03/01/2032	500,000	574,797
Walt Disney Company, Note, (MTN), (FRN) 6.375%	03/01/2012	250,000	269,119

			1,007,960

Environmental—0.1%
USA Waste Services, Inc., Senior Note 7.000%	07/15/2028	550,000	616,582

Financial Services—4.9%
Abbey National PLC, Note (United Kingdom) 7.950%	10/26/2029	250,000	324,208
Allstate Life Global Fund Trust, Series 2004-1, Note (MTN) 4.500%	05/29/2009	250,000	249,332
Amvescap PLC, Senior Note 5.375%	02/27/2013	100,000	99,385
Bank of Tokyo-Mitsubishi Ltd. (The), Global Senior Subordinated Note (Japan) 8.400%	04/15/2010	250,000	287,958
Bear Stearns Companies, Inc., (The), Global Note 5.700%	01/15/2007	900,000	923,152
Bear Stearns Companies, Inc., (The), Note 5.700%	11/15/2014	50,000	51,426
Bear Stearns Companies, Inc., (The), Note 2.875%	07/02/2008	1,000,000	949,408
BHP Finance USA Ltd., Guaranteed Senior Note 4.800%	04/15/2013	150,000	148,445
Cingular Wireless LLC, Senior Note 6.500%	12/15/2011	250,000	269,592
Citigroup, Inc., Global Note 5.850%	12/11/2034	250,000	255,494
Citigroup, Inc., Global Senior Note 6.500%	01/18/2011	1,000,000	1,087,683
Citigroup, Inc., Global Senior Note 6.000%	02/21/2012	350,000	373,097
Citigroup, Inc., Global Subordinated Note 6.625%	06/15/2032	150,000	167,812
Citigroup, Inc., Global Subordinated Note 5.625%	08/27/2012	150,000	155,638
Citigroup, Inc., Subordinated Note 5.000%	09/15/2014	913,000	898,028
Conoco Funding Company 5.450%	10/15/2006	1,000,000	1,021,743
Countrywide Financial Corporation, Note 4.250%	12/19/2007	1,000,000	991,462
Countrywide Home Loans, Inc. 5.500%	08/01/2006	1,000,000	1,017,020
Countrywide Home Loans, Inc., Note, (FRN), (MTN) 5.625%	05/15/2007	300,000	307,457
Credit Suisse First Boston USA, Inc., Global Note 4.875%	01/15/2015	500,000	482,379
Credit Suisse First Boston USA, Inc., Note 6.500%	01/15/2012	350,000	379,232
Credit Suisse First Boston USA, Inc., Note 5.750%	04/15/2007	800,000	823,562

48	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Credit Suisse First Boston USA, Inc., Note 5.500%	08/15/2013		$150,000	$153,303
Credit Suisse First Boston USA, Inc., Senior Global Note 5.125%	01/15/2014		500,000	497,323
EOP Operating, LP, Guaranteed Note 7.000%	07/15/2011		350,000	385,948
EOP Operating, LP, Note 6.800%	01/15/2009		500,000	534,344
ERP Operating, LP, Note 5.200%	04/01/2013		250,000	249,431
Ford Motor Credit Company 6.500%	01/25/2007		1,000,000	1,010,569
Ford Motor Credit Company, Global Note 7.875%	06/15/2010		750,000	764,366
Ford Motor Credit Company, Note 7.250%	10/25/2011		1,150,000	1,136,307
Ford Motor Credit Company, Note 7.000%	10/01/2013	†	850,000	824,700
Ford Motor Credit Company, Note 5.800%	01/12/2009		1,000,000	955,868
General Electric Capital Corporation, Note 6.500%	12/10/2007		750,000	790,339
General Electric Capital Corporation, Note 6.000%	06/15/2012		500,000	533,501
General Electric Capital Corporation, Note 3.500%	05/01/2008		250,000	243,509
General Electric Capital Corporation, Note, (FRN) 4.625%	09/15/2009		1,000,000	1,001,583
General Electric Capital Corporation, Note, (MTN) 6.750%	03/15/2032		750,000	868,629
General Electric Capital Corporation, Note, (MTN), (FRN) 5.375%	03/15/2007		1,600,000	1,635,346
General Motors Acceptance Corporation 6.875%	08/28/2012		500,000	446,117
General Motors Acceptance Corporation, Global Note 7.250%	03/02/2011		350,000	325,335
General Motors Acceptance Corporation, Global Note 6.875%	09/15/2011		650,000	588,886
General Motors Acceptance Corporation, Global Note 6.750%	12/01/2014	†	500,000	432,630
General Motors Acceptance Corporation, Global Note 6.125%	09/15/2006		350,000	348,504
General Motors Acceptance Corporation, Note 8.000%	11/01/2031		500,000	436,513
General Motors Acceptance Corporation, Note 7.750%	01/19/2010		500,000	480,717
Goldman Sachs Group, Inc., Global Note 5.125%	01/15/2015		500,000	489,083
Goldman Sachs Group, Inc., Guaranteed Note 6.345%	02/15/2034		500,000	514,158
Goldman Sachs Group, Inc., Note 6.875%	01/15/2011		250,000	273,013
Goldman Sachs Group, Inc., Senior Note 6.600%	01/15/2012		650,000	704,358
Goldman Sachs Group, Inc., Senior Note 6.125%	02/15/2033		200,000	205,717
Goldman Sachs Group, Inc., Senior Note 5.700%	09/01/2012		250,000	257,762
Goldman Sachs Group, Inc., Senior Note 4.125%	01/15/2008		800,000	793,772
Goldman Sachs Group, Inc., Series B, Note, (MTN) 7.350%	10/01/2009		750,000	828,142
Honeywell International, Inc., Note 6.125%	11/01/2011		250,000	267,281
Household Finance Corporation 6.375%	10/15/2011		1,000,000	1,081,748
Household Finance Corporation, Note 5.750%	01/30/2007		1,050,000	1,078,174
John Deere Capital Corporation, Note 7.000%	03/15/2012		350,000	393,587
JP Morgan & Company, Inc., Note 6.000%	01/15/2009		350,000	366,301
JP Morgan Chase & Company, Global Subordinated Note 5.750%	01/02/2013		1,750,000	1,821,393
JP Morgan Chase & Company, Note 6.750%	02/01/2011		750,000	822,109
Lehman Brothers Holdings, Inc., Note 4.000%	01/22/2008		850,000	839,514
Lehman Brothers Holdings, Inc., Note, (MTN), (FRN) 6.625%	01/18/2012		250,000	273,545
Lehman Brothers Holdings, Inc., Senior Subordinated Note 7.625%	06/01/2006		700,000	727,347
Merrill Lynch & Company, Inc., Note, (MTN) 5.450%	07/15/2014		500,000	504,485
Merrill Lynch & Company, Inc., Note 6.000%	02/17/2009		1,000,000	1,046,918
Merrill Lynch & Company, Inc., Note, (MTN) 4.125%	09/10/2009		500,000	487,767
Merrill Lynch & Company, Inc., Note, (MTN) 3.700%	04/21/2008		250,000	245,270
Morgan Stanley, Note 8.000%	06/15/2010		750,000	864,758
Morgan Stanley, Note 7.250%	04/01/2032		100,000	120,672
Morgan Stanley, Note 5.800%	04/01/2007		350,000	359,997
Morgan Stanley, Note 4.750%	04/01/2014		1,000,000	953,829
National Rural Utilities Cooperative Finance Corporation, Collateral Trust 6.000%	05/15/2006		500,000	511,296
National Rural Utilities Cooperative Finance Corporation, Note 7.250%	03/01/2012		500,000	565,886
Pepco Holdings, Inc., Note 6.450%	08/15/2012		150,000	161,610
Rio Tinto Finance USA, Ltd., Guaranteed Note (Australia) 2.625%	09/30/2008		100,000	94,287
Swiss Bank Corporation of New York, Note, (MTN), (FRN) 7.375%	06/15/2017		100,000	117,645
U.S. Bank National Association, Note, (MTN), (FRN) 6.375%	08/01/2011		750,000	813,466
Washington Mutual, Inc., Note 7.500%	08/15/2006		750,000	781,922
Washington Mutual, Inc., Senior Note 4.375%	01/15/2008		1,000,000	996,789

				46,270,882

See accompanying notes to schedule of investments.	49

Schedule of Investments—(Continued) March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Food Retailers—0.1%
Albertson’s, Inc., Note 7.500%	02/15/2011		$250,000	$277,424
Safeway, Inc., Note 7.500%	09/15/2009		800,000	874,838

				1,152,262

Forest Products & Paper—0.2%
International Paper Company, Note 6.750%	09/01/2011		300,000	329,340
Kimberly Clark Corporation, Note 5.625%	02/15/2012		250,000	263,485
MeadWestvaco Corporation, Note 6.850%	04/01/2012		150,000	167,531
Weyerhaeuser Company, Note 7.375%	03/15/2032		750,000	879,618
Weyerhaeuser Company, Note 6.750%	03/15/2012		100,000	109,987
Weyerhaeuser Company, Note 6.000%	08/01/2006		250,000	256,326

				2,006,287

Health Care Providers—0.0%
UnitedHealth Group, Inc., Note 3.750%	02/10/2009		150,000	145,688

Heavy Construction—0.1%
Centex Corporation, Senior Note 4.750%	01/15/2008		100,000	100,053
Lennar Corporation, Series B, Senior Note 5.500%	09/01/2014		500,000	493,089

				593,142

Heavy Machinery—0.1%
Caterpillar, Inc., Senior Note 7.250%	09/15/2009		750,000	826,353
Cooper Industries, Inc., Guaranteed Senior Note 5.500%	11/01/2009		100,000	103,233
Deere & Company, Global Note 6.950%	04/25/2014		250,000	285,049
United Technologies Corporation, Note 6.700%	08/01/2028		150,000	174,901
United Technologies Corporation, Note 6.100%	05/15/2012		50,000	54,076

				1,443,612

Home Construction, Furnishings & Appliances—0.1%
MDC Holdings, Inc., Senior Note 5.500%	05/15/2013		500,000	494,341
Newell Rubbermaid, Inc., Note 4.625%	12/15/2009		100,000	98,832
Pulte Homes, Inc., Senior Note 7.875%	08/01/2011		350,000	392,418

				985,591

Household Products—0.0%
Fortune Brands, Inc., Note 2.875%	12/01/2006		100,000	98,213

Industrial—Diversified—0.2%
Tyco International Group SA, Guaranteed Note (Luxembourg) 6.750%	02/15/2011		500,000	542,450
Tyco International Group SA, Note (Luxembourg) 6.125%	11/01/2008		1,000,000	1,050,220

				1,592,670

Insurance—1.0%
Aetna, Inc., Guaranteed Note 7.625%	08/15/2026		100,000	120,662
Allstate Corporation (The), Senior Note 7.200%	12/01/2009		750,000	829,625
Allstate Corporation (The), Senior Note 5.350%	06/01/2033		500,000	472,333
American General Finance Corporation, Senior Note, (MTN) 5.375%	10/01/2012		650,000	659,797
American General Finance Corporation, Senior Note, (MTN), (FRN) 5.875%	07/14/2006		1,000,000	1,022,591
American International Group, Inc., Global Senior Note 4.250%	05/15/2013		100,000	94,090
Anthem, Inc., Note 6.800%	08/01/2012		150,000	166,586
Assurant, Inc., Global Note 5.625%	02/15/2014		500,000	508,545
Axa Company (France) 8.600%	12/15/2030		250,000	328,908
AXA Financial, Inc., Senior Note 7.750%	08/01/2010		100,000	113,204
Cincinnati Financial Corporation, Note, 144A 6.125%	11/01/2034	*	500,000	505,452
CNA Financial Corporation, Note 6.750%	11/15/2006		100,000	103,279
General Electric Global Insurance Holding Corporation, Note 7.500%	06/15/2010		150,000	166,005
Genworth Financial, Inc., Note 5.750%	05/15/2014		500,000	513,556
Hartford Life, Inc., Senior Note 7.375%	03/01/2031		150,000	180,425
Metlife, Inc., Note 5.000%	11/24/2013		500,000	494,860
Metlife, Inc., Senior Note 6.500%	12/15/2032		100,000	109,635
Metlife, Inc., Senior Note 5.250%	12/01/2006		500,000	509,699
Progressive Corporation (The), Senior Note 6.625%	03/01/2029		150,000	168,367
Protective Life Secured Trust, Note, (MTN) 4.000%	04/01/2011		400,000	382,398
Prudential Financial, Inc., Note, (MTN) 5.100%	09/20/2014		500,000	495,971
Prudential Financial, Inc., Note, (MTN), (FRN) 3.750%	05/01/2008		100,000	98,001
Radian Group, Inc., Senior Note 5.625%	02/15/2013		100,000	100,943
Safeco Corporation, Senior Note 4.875%	02/01/2010		150,000	150,445
Travelers Property Casualty Corporation, Note 7.750%	04/15/2026		500,000	608,851
UnitedHealth Group, Inc., Note 5.000%	08/15/2014		500,000	496,467
WellPoint, Inc., Note, 144A 5.950%	12/15/2034	*	250,000	251,889

				9,652,584

50	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued) March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Lodging—0.1%
Harrah’s Operating Company, Inc., Guaranteed Senior Note 5.375%	12/15/2013		$250,000	$248,267
Hilton Hotels Corporation, Note 7.625%	12/01/2012		250,000	285,839

				534,106

Media—Broadcasting & Publishing—0.6%
British Sky Broadcasting PLC, Note (United Kingdom) 8.200%	07/15/2009		250,000	282,172
Clear Channel Communications, Inc., Global Note 4.250%	05/15/2009		250,000	240,842
Comcast Cable Communications Corporation, Note 8.375%	05/01/2007		500,000	538,846
Comcast Cable Communications Holdings, Inc., Note 9.455%	11/15/2022		400,000	545,144
Comcast Cable Communications Holdings, Inc., Note 8.375%	03/15/2013		500,000	595,006
Comcast Corporation, Note 7.050%	03/15/2033		500,000	561,058
COX Communications, Inc., Note 5.500%	10/01/2015		75,000	72,706
COX Communications, Inc., Note 4.625%	06/01/2013		250,000	233,343
COX Communications, Inc., Note, 144A 5.450%	12/15/2014	*	300,000	292,594
Time Warner Entertainment Company, LP, Senior Note 8.375%	03/15/2023		1,000,000	1,228,367
Time Warner, Inc., Note 7.625%	04/15/2031		500,000	589,194
Viacom, Inc., Senior Note 7.875%	07/30/2030		250,000	297,851
Viacom, Inc., Senior Note 5.625%	08/15/2012		50,000	50,676

				5,527,799

Metals—0.1%
Alcan, Inc., Senior Note (Canada) 4.875%	09/15/2012		350,000	350,027
Alcoa, Inc., Note 7.375%	08/01/2010		750,000	844,239
Masco Corporation, Senior Note 5.875%	07/15/2012		250,000	260,512

				1,454,778

Oil & Gas—1.4%
Alberta Energy Ltd., Note 7.375%	11/01/2031		400,000	485,382
Apache Finance Canada Corporation, Note (Canada) 7.750%	12/15/2029		150,000	197,126
BP Capital Markets PLC, Guaranteed Note (United Kingdom) 2.350%	06/15/2006		350,000	343,434
Burlington Resources Finance Company, Guaranteed Note (Canada) 7.200%	08/15/2031		150,000	178,976
Canadian Natural Resources Ltd., Note (Canada) 5.450%	10/01/2012		250,000	255,842
Chevron Phillips Chemical Company LLC, Note 5.375%	06/15/2007		350,000	356,731
Conoco, Inc., Note 6.950%	04/15/2029		750,000	896,851
Consolidated Natural Gas Company, Senior Note 5.000%	03/01/2014		250,000	245,744
Devon Financing Corporation ULC, Note 7.875%	09/30/2031		500,000	624,772
Devon Financing Corporation ULC, Note 6.875%	09/30/2011		750,000	826,860
Enbridge Energy Partners, LP, Note 4.000%	01/15/2009		50,000	48,662
Kerr-McGee Corporation, Note 6.875%	09/15/2011		200,000	214,166
Kinder Morgan Energy Partners, LP, Note 6.750%	03/15/2011		500,000	543,114
Kinder Morgan Energy Partners, LP, Note 5.350%	08/15/2007		350,000	354,365
Kinder Morgan, Inc., Note 7.250%	03/01/2028		150,000	170,298
Kinder Morgan, Inc., Senior Note 6.500%	09/01/2012		250,000	268,847
Lasmo USA, Inc., Senior Note (United Kingdom) 6.750%	12/15/2007		100,000	105,685
Marathon Oil Corporation, Note 6.125%	03/15/2012		350,000	374,151
Nexen, Inc., Note (Canada) 5.050%	11/20/2013		250,000	246,961
Norsk Hydro AS, Note (Norway) 6.360%	01/15/2009		450,000	478,727
Occidental Petroleum Corporation, Note 7.200%	04/01/2028		250,000	297,533
Occidental Petroleum Corporation, Senior Note 7.375%	11/15/2008		400,000	437,656
Pemex Project Funding Master Trust, Guaranteed Note, 144A 9.375%	12/02/2008	*	350,000	396,725
Pemex Project Funding Master Trust, Note 8.625%	02/01/2022		250,000	284,688
Pemex Project Funding Master Trust, Note 7.375%	12/15/2014		350,000	375,375
Phillips 66 Capital Trust II, Note 8.000%	01/15/2037		750,000	800,681
Southern California Gas Company, Note 4.800%	10/01/2012		100,000	99,249
Suncor Energy, Inc., Note 7.150%	02/01/2032		500,000	605,203
Texaco Capital, Inc., Note 5.500%	01/15/2009		350,000	363,719
TransCanada Pipelines Ltd., Note (Canada) 4.000%	06/15/2013		250,000	233,329
Transocean, Inc., Note (Cayman Islands) 7.375%	04/15/2018		100,000	115,487
Union Oil Company of California, Guaranteed Senior Note 5.050%	10/01/2012		100,000	100,769
Union Pacific Resources Group, Inc., Note 7.150%	05/15/2028		350,000	410,947
Valero Energy Corporation, Note 7.375%	03/15/2006		500,000	514,333
Valero Energy Corporation, Note 4.750%	06/15/2013	†	500,000	488,118
XTO Energy, Inc., Senior Note 4.900%	02/01/2014		750,000	732,374

				13,472,880

Pharmaceuticals—0.4%
Abbott Laboratories, Note 3.500%	02/17/2009		250,000	242,518
American Home Products Corporation, Senior Note 6.950%	03/15/2011		250,000	274,500

See accompanying notes to schedule of investments.	51

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Bristol-Myers Squibb Company, Note 5.750%	10/01/2011		$850,000	$889,012
Eli Lilly & Company, Note 2.900%	03/15/2008		150,000	144,358
GlaxoSmithKline Capital, Inc., Guaranteed Note 4.375%	04/15/2014		500,000	477,336
Johnson & Johnson, Note 4.950%	05/15/2033		200,000	188,841
Merck & Company, Inc., Senior Note 4.375%	02/15/2013		200,000	192,847
Pharmacia Corporation, Note 6.500%	12/01/2018		350,000	393,147
Schering-Plough Corporation, Senior Step Note 6.500%	12/01/2033		250,000	280,651
Wyeth, Note 5.500%	03/15/2013		100,000	101,814
Wyeth, Senior Note 6.500%	02/01/2034		250,000	271,557
Wyeth, Senior Note 5.500%	02/01/2014		250,000	254,613

				3,711,194

Real Estate—0.1%
Archstone Smith Trust REIT, Senior Note 5.000%	08/15/2007		100,000	101,162
Boston Properties, Inc. REIT 6.250%	01/15/2013		750,000	803,480
Simon Property Group, LP REIT, Note 6.350%	08/28/2012		250,000	264,220

				1,168,862

Restaurants—0.1%
McDonald’s Corporation, Note, (MTN), (FRN) 3.875%	08/15/2007		250,000	247,935
Yum! Brands, Inc., Senior Note 7.700%	07/01/2012		250,000	291,077

				539,012

Retailers—0.5%
Costco Wholesale Corporation, Senior Note 5.500%	03/15/2007		250,000	256,516
CVS Corporation, Note 4.875%	09/15/2014		530,000	523,281
Federated Department Stores, Inc., Senior Note 6.900%	04/01/2029		500,000	537,184
Federated Department Stores, Inc., Senior Note 6.300%	04/01/2009		253,000	264,713
Fred Meyer, Inc., Note 7.450%	03/01/2008		750,000	804,272
Limited Brands, Note 5.250%	11/01/2014		250,000	237,968
May Department Stores Company (The), Note 7.900%	10/15/2007		250,000	267,856
May Department Stores Company (The), Note, 144A 5.750%	07/15/2014	*	250,000	251,186
Target Corporation, Note 7.000%	07/15/2031		350,000	422,035
Wal-Mart Stores, Inc., Note 7.550%	02/15/2030		750,000	968,933
Wal-Mart Stores, Inc., Note 4.125%	02/15/2011		250,000	242,480

				4,776,424

Telecommunications—0.1%
Verizon Global Funding Corporation 7.375%	09/01/2012		1,000,000	1,136,087

Telephone Systems—1.5%
Alltel Corporation, Senior Note 7.000%	07/01/2012		250,000	279,371
America Movil SA de CV, Guaranteed Senior Note (Mexico) 5.500%	03/01/2014		100,000	96,115
AT&T Wireless Services, Inc., Senior Note 8.750%	03/01/2031		250,000	330,819
AT&T Wireless Services, Inc., Senior Note 7.875%	03/01/2011		750,000	854,068
Bellsouth Capital Funding Corporation, Note 7.875%	02/15/2030		500,000	619,426
BellSouth Corporation, Note 6.875%	10/15/2031		350,000	390,847
BellSouth Corporation, Note 6.000%	10/15/2011		250,000	265,187
British Telecommunications PLC, Note (United Kingdom) 8.875%	12/15/2030		150,000	200,470
British Telecommunications PLC, Note (United Kingdom) 8.375%	12/15/2010		500,000	581,571
Deutsche Telekom International Finance BV, Guaranteed Note (Netherlands) 8.750%	06/15/2030		750,000	983,792
Deutsche Telekom International Finance BV, Note (Netherlands) 8.500%	06/15/2010		700,000	805,915
France Telecom SA, Global Step Note (France) 8.500%	03/01/2031		500,000	660,051
France Telecom SA, Global Step Note (France) 7.750%	03/01/2011		100,000	114,560
GTE Corporation, Note 7.510%	04/01/2009		200,000	219,607
Royal KPN NV, Note (Netherlands) 8.000%	10/01/2010		350,000	400,201
SBC Communications, Inc., Global Note 6.150%	09/15/2034		500,000	502,626
SBC Communications, Inc., Global Note 5.100%	09/15/2014		500,000	488,241
Sprint Capital Corporation, Note 8.375%	03/15/2012		850,000	994,734
Sprint Capital Corporation, Note 6.875%	11/15/2028		350,000	375,834
Sprint Capital Corporation, Note 6.125%	11/15/2008		500,000	523,028
Telecom Italia Capital SA, Guaranteed Senior Note, 144A (Luxembourg) 6.000%	09/30/2034	*	250,000	242,903
Telecom Italia Capital SA, Series B, Senior Note (Luxembourg) 5.250%	11/15/2013		350,000	346,378
Telefonica Europe BV (Netherlands) 8.250%	09/15/2030		350,000	462,681
TELUS Corporation, Note (Canada) 7.500%	06/01/2007		500,000	532,478
Verizon Global Funding Corporation, Note 7.750%	12/01/2030		750,000	909,242
Verizon Pennsylvania, Inc., Note, Class A 5.650%	11/15/2011		350,000	359,857
Verizon Virginia, Inc., Note 4.625%	03/15/2013		250,000	239,307

52	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Verizon Wireless Capital LLC, Note 5.375%	12/15/2006		$350,000	$356,705
Vodafone Group PLC, Note (United Kingdom) 7.750%	02/15/2010		550,000	621,819

				13,757,833

Transportation—0.4%
Burlington Northern Santa Fe Corporation, Note 7.125%	12/15/2010		750,000	833,367
Canadian National Railway Company, Note (Canada) 6.450%	07/15/2006		600,000	616,916
CSX Corporation, Note 7.950%	05/01/2027		230,000	290,263
Norfolk Southern Corp., Note 7.050%	05/01/2037		500,000	587,131
Norfolk Southern Corporation, Note 7.700%	05/15/2017		350,000	422,073
Union Pacific Corporation, Note, (MTN), (FRN) 6.790%	11/09/2007		750,000	794,069

				3,543,819

TOTAL CORPORATE OBLIGATIONS (Cost $193,692,463)				194,897,453

U.S. GOVERNMENT AGENCY OBLIGATIONS—46.3%

U.S. Government Agencies—46.3%
Federal Home Loan Bank
6.750%	08/15/2007		700,000	742,463
6.090%	06/02/2006		1,500,000	1,539,246
5.945%	07/28/2008		2,000,000	2,108,564
5.750%	05/15/2012		1,100,000	1,177,056
5.375%	05/15/2006		4,000,000	4,069,964
5.250%	06/18/2014		5,500,000	5,677,072
4.000%	03/10/2008		500,000	496,099
2.950%	09/14/2006		300,000	296,114
2.875%	09/15/2006	†	3,500,000	3,454,283
2.750%	12/15/2006-03/14/2008		3,750,000	3,676,513
2.625%	10/16/2006-02/16/2007		5,800,000	5,686,410
2.250%	05/15/2006		2,750,000	2,704,600
Federal Home Loan Mortgage Corporation
7.500%	06/01/2027-10/01/2029		1,242,358	1,335,233
7.000%	02/01/2016-11/01/2033		3,481,451	3,672,760
6.875%	09/15/2010		5,000,000	5,559,395
6.750%	09/15/2029		770,000	937,144
6.500%	05/01/2008-06/01/2034		14,565,464	15,188,963
6.250%	07/15/2032		1,700,000	1,965,389
6.000%	11/01/2016-12/01/2033		18,939,031	19,432,949
5.750%	04/15/2008-01/15/2012		4,650,000	4,908,868
5.500%	07/15/2006-01/01/2035		43,069,856	43,453,348
5.200%	03/05/2019		200,000	197,841
5.000%	01/30/2014-11/01/2034		40,063,837	39,506,895
4.750%	12/08/2010-10/11/2012		1,500,000	1,484,002
4.500%	07/01/2011-11/01/2034		24,003,370	23,417,007
4.250%	05/04/2009		600,000	594,650
4.125%	09/01/2009-02/24/2011		1,000,000	978,946
4.000%	04/01/2009-05/01/2019		4,412,201	4,250,639
3.500%	09/15/2007-05/01/2011		8,443,402	8,339,531
3.300%	09/14/2007		300,000	294,704
3.250%	11/02/2007		500,000	489,951
3.000%	09/29/2006		600,000	590,891
2.875%	05/15/2007		6,000,000	5,868,648
2.850%	02/23/2007		1,000,000	980,033
2.400%	03/29/2007		1,000,000	970,485
Federal National Mortgage Association
7.500%	06/01/2030-07/01/2031		125,368	134,246
7.250%	01/15/2010		2,800,000	3,129,162
7.000%	03/01/2030-10/01/2034		3,856,669	4,066,884
6.500%	02/01/2017-11/01/2033		10,813,448	11,248,352
6.375%	06/15/2009		394,000	423,262
6.250%	05/15/2029		1,150,000	1,322,631
6.000%	05/15/2011-10/01/2034		19,879,343	20,443,735
5.500%	03/15/2011-03/01/2035	‡	51,027,238	51,364,069
5.250%	01/15/2009		3,700,000	3,816,713
5.000%	03/01/2018-02/01/2035		41,568,767	41,058,758
4.750%	02/21/2013		600,000	589,459
4.625%	10/15/2013		5,800,000	5,730,789
4.500%	08/01/2011-06/01/2034		12,920,748	12,596,075
4.375%	07/17/2013		600,000	575,711
4.125%	04/15/2014		3,000,000	2,853,225
4.000%	12/15/2008-11/01/2019		7,069,652	6,813,378
3.500%	01/28/2008		550,000	540,005
3.410%	08/30/2007		1,500,000	1,472,304
3.000%	03/02/2007		1,000,000	981,683
2.625%	01/19/2007		1,000,000	977,094
2.250%	05/15/2006		4,940,000	4,859,779
2.125%	04/15/2006		2,000,000	1,968,444
0.000%	06/01/2017		1,000,000	518,632
Federal National Mortgage Association TBA
6.000%	02/01/2015		1,900,000	1,942,157
5.500%	04/01/2035		1,500,000	1,502,343
5.000%	04/01/2035		2,800,000	2,737,874
Financing Corporation, Note
9.650%	11/02/2018		500,000	724,562
8.600%	09/26/2019		500,000	678,016
Government National Mortgage Association
7.500%	12/15/2029-05/15/2032		2,017,118	2,164,251
7.000%	09/15/2031		1,420,860	1,503,628
6.500%	03/15/2026-10/15/2032		4,632,588	4,847,232
6.000%	02/15/2033-11/15/2034		7,984,369	8,212,276
5.500%	05/15/2033-11/15/2034		13,627,800	13,770,579
5.000%	05/15/2033-03/15/2035		4,772,586	4,716,315

See accompanying notes to schedule of investments.	53

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—24.7%

Tennessee Valley Authority 6.250%	12/15/2017		$1,200,000	$1,344,306

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $441,907,303)				437,674,585

U.S. Treasury Bonds—8.0%
U.S. Treasury Bond
13.875%	05/15/2011		600,000	667,383
13.250%	05/15/2014		850,000	1,141,590
12.750%	11/15/2010	†	200,000	211,531
11.750%	11/15/2014		500,000	657,578
10.375%	11/15/2012	†	300,000	347,649
9.875%	11/15/2015		2,600,000	3,750,705
9.250%	02/15/2016		3,700,000	5,164,971
9.125%	05/15/2018		1,000,000	1,429,024
8.750%	05/15/2017		1,100,000	1,511,856
8.125%	08/15/2019	†	4,830,000	6,499,562
8.000%	11/15/2021		4,150,000	5,636,870
7.875%	02/15/2021		3,000,000	4,007,112
7.625%	02/15/2025		2,700,000	3,638,569
7.500%	11/15/2024		2,350,000	3,123,115
7.250%	05/15/2016		4,600,000	5,642,369
7.125%	02/15/2023		4,300,000	5,448,238
6.500%	11/15/2026	†	3,150,000	3,825,036
6.250%	05/15/2030		3,260,000	3,917,858
6.125%	11/15/2027		1,600,000	1,870,563
6.000%	02/15/2026		4,250,000	4,863,096
5.375%	02/15/2031	†	1,400,000	1,526,274
5.250%	02/15/2029		2,100,000	2,211,974
5.000%	08/15/2011	†	4,500,000	4,676,485
2.375%	08/15/2006		3,750,000	3,688,331

				75,457,739

U.S. Treasury Notes—16.7%
U.S. Treasury Note
7.000%	07/15/2006		6,400,000	6,672,506
6.125%	08/15/2007	†	2,350,000	2,471,265
6.000%	08/15/2009		9,400,000	10,104,267
5.625%	05/15/2008		4,800,000	5,032,315
5.500%	02/15/2008-05/15/2009		4,000,000	4,204,183
5.000%	02/15/2011	†	3,000,000	3,116,838
4.875%	02/15/2012	†	2,000,000	2,065,860
4.750%	11/15/2008		9,100,000	9,321,103
4.625%	05/15/2006		2,850,000	2,885,069
4.375%	05/15/2007		7,200,000	7,282,692
4.250%	08/15/2013-11/15/2014		10,950,000	10,758,329
4.000%	11/15/2012-02/15/2015	†	8,950,000	8,703,312
3.875%	02/15/2013	†	1,060,000	1,023,521
3.625%	07/15/2009-05/15/2013	†	4,910,000	4,693,342
3.500%	11/15/2006-12/15/2009		16,700,000	16,485,364
3.375%	02/28/2007-10/15/2009	†	11,615,000	11,324,291
3.125%	01/31/2007-04/15/2009		11,720,000	11,474,337
3.000%	12/31/2006-11/15/2007	†	11,300,000	11,098,720
2.750%	08/15/2007	†	5,000,000	4,877,150
2.625%	11/15/2006-05/15/2008	†	8,500,000	8,279,888
2.500%	05/31/2006-10/31/2006		16,900,000	16,639,926

				158,514,278

TOTAL U.S. TREASURY OBLIGATIONS (Cost $236,058,632)				233,972,017

MUNICIPAL OBLIGATIONS—0.3%

Financial Services—0.3%
Illinois State (Illinois) 5.100%	06/01/2033		1,100,000	1,049,719
New Jersey Economic Development Authority (New Jersey) 7.425%	02/15/2029		500,000	636,580
New Jersey State Turnpike Authority (New Jersey) 4.252%	01/01/2016		550,000	519,596
Oregon State (Oregon) 5.762%	06/01/2023		200,000	211,048

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,330,578)				2,416,943

SOVEREIGN DEBT OBLIGATIONS—1.8%

Government Issued—1.8%
British Columbia (Province of) (Canada) 6.500%	01/15/2026		150,000	176,893
Canadian Government (Canada) 5.250%	11/05/2008		250,000	258,799
Hydro Quebec (Canada) 6.300%	05/11/2011		350,000	378,977
Hydro-Quebec (Canada) 8.050%	07/07/2024		500,000	678,655
Italian Republic (Italy) 6.875%	09/27/2023		250,000	297,973
Italian Republic (Italy) 6.000%	02/22/2011		1,550,000	1,662,997
Italian Republic (Italy) 5.375%	06/15/2033		500,000	503,878
Italian Republic (Italy) 4.375%	10/25/2006		750,000	754,207
Italian Republic (Italy) 3.250%	05/15/2009		500,000	476,745
Malaysia Government (Malaysia) 8.750%	06/01/2009		500,000	574,041
Malaysia Government (Malaysia) 7.500%	07/15/2011		250,000	283,495
Manitoba Province (Cayman Islands) 4.250%	11/20/2006		750,000	755,030
New Brunswick Province (Canada) 3.500%	10/23/2007		150,000	147,402
Nova Scotia Province (Canada) 5.750%	02/27/2012		350,000	370,966
Ontario Province (Canada) 5.500%	10/01/2008		550,000	571,151
Ontario Province (Canada) 3.282%	03/28/2008		250,000	242,773
Ontario Province (Canada) 2.650%	12/15/2006		1,000,000	978,895
People’s Republic of China (China) 4.750%	10/29/2013		250,000	246,947
Quebec Province (Canada) 6.125%	01/22/2011		850,000	911,174

54	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

SOVEREIGN DEBT OBLIGATIONS—(Continued)

Quebec Province (Canada) 5.750%	02/15/2009	$850,000	$888,416
Region of Lombardy (Italy) 5.804%	10/25/2032	100,000	106,486
Republic of Chile (Chile) 5.500%	01/15/2013	150,000	153,690
Republic of Finland (Finland) 6.950%	02/15/2026	150,000	185,569
Republic of Korea (South Korea) 8.875%	04/15/2008	250,000	280,835
Republic of Poland (Poland) 5.250%	01/15/2014	200,000	203,700
Republic of South Africa (South Africa) 7.375%	04/25/2012	250,000	275,625
Saskatchewan Province (Canada) 7.375%	07/15/2013	230,000	272,269
State of Israel (Israel) 5.125%	03/01/2014	250,000	248,295
United Mexican States (Mexico) 9.875%	01/15/2007	150,000	163,838
United Mexican States (Mexico) 8.625%	03/12/2008	1,000,000	1,103,000
United Mexican States (Mexico) 8.375%	01/14/2011	500,000	570,250
United Mexican States (Mexico) 8.300%	08/15/2031	250,000	286,875
United Mexican States (Mexico) 8.125%	12/30/2019	750,000	861,375
United Mexican States (Mexico) 7.500%	04/08/2033	400,000	425,000
United Mexican States (Mexico) 6.375%	01/16/2013	1,150,000	1,196,000

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $17,337,334)			17,492,221

ASSET BACKED SECURITIES—5.5%

American Airlines, Inc., Series 1999-1, Class A2 7.024%	10/15/2009	157,000	159,345
Continental Airlines, Inc., Series 1998-1, Class 1A 6.648%	09/15/2017	621,607	590,347
AmeriCredit Automobile Receivables Trust, Series 2003-D-M, Class A-4 2.840%	08/06/2010	1,000,000	981,698
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3 5.118%	07/11/2043	500,000	506,373
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 4.050%	11/10/2038	3,000,000	2,894,855
Bank One Issuance Trust, Series 2003-A7, Class A7 3.350%	03/15/2011	1,500,000	1,455,038
Capital One Auto Finance Trust, Series 2020-B, Class A3A 2.710%	10/16/2006	449,422	449,428
Capital One Master Trust, Series 2001-8, Class A 4.600%	08/17/2009	400,000	403,215
Citibank Credit Card Issuance Trust, Series 2001-A6, Class A6 5.650%	06/16/2008	1,975,000	2,015,589
Citibank Credit Card Master Trust I, Series 1999-2, Class A 5.875%	03/10/2011	1,500,000	1,575,122
CS First Boston Mortgage Securities Corporation, Series 2003-C5, Class A2 3.808%	12/15/2036	1,000,000	977,851
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2 6.180%	08/15/2033	1,200,000	1,253,608
GE Capital Commercial Mortgage Corporation, Series 2001-A, Class A2 6.531%	05/15/2033	3,500,000	3,805,180
GE Capital Commercial Mortgage Corporation, Series 2004-C1, Class A2 3.915%	11/10/2038	1,000,000	969,386
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2 7.724%	12/15/2009	1,707,000	1,905,285
Honda Auto Receivables Owner Trust, Series 2004-1, Class A4 3.060%	10/21/2009	1,000,000	977,388
Household Auto Receivables Trust, Series 2002-3, Class A4A 3.440%	05/18/2009	2,000,000	1,996,803
JP Morgan Chase Commercial Mortgage Securities Corporation Series 2004-CB9, Class A4 5.563%	06/12/2041	750,000	773,091
LB Commercial Mortgage Trust, Series 1991-C1, Class A2 6.780%	06/15/2031	6,000,000	6,458,558
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2 4.207%	11/15/2027	1,000,000	987,463
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6 4.786%	10/15/2029	1,000,000	976,589
MBNA Master Credit Card Trust, Series 1999-B, Class A 5.900%	08/15/2011	825,000	868,486
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A3 5.403%	07/12/2034	500,000	514,839
Morgan Stanley Capital I, Series 1997-C1, Class B 7.690%	02/15/2020	1,000,000	1,044,086
Morgan Stanley Capital I, Series 2004-HQ3, Class A4 4.800%	01/13/2041	750,000	736,882
Morgan Stanley Capital I, Series 2004-T13, Class A2 3.940%	09/13/2045	1,000,000	967,357
Morgan Stanley Capital I, Series 2004-T15, Class A2 4.690%	06/13/2041	500,000	498,432
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2 6.423%	06/18/2030	630,524	661,244
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A3 4.440%	11/15/2034	3,000,000	2,966,343
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2 3.989%	06/15/2035	750,000	701,826
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4 5.012%	12/15/2035	750,000	747,207
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5 5.215%	01/15/2041	500,000	503,862

See accompanying notes to schedule of investments.	55

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

ASSET BACKED SECURITIES—(Continued)

Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4 5.236%	08/15/2041		$750,000	$764,029
WFS Financial Owner Trust, Series 2003-3, Class A4 3.250%	05/20/2011		900,000	887,661
WFS Financial Owner Trust, Series 2004-4, Class A4 3.440%	05/17/2012		2,750,000	2,689,158
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6 6.620%	03/01/2016		2,700,000	3,010,105
CS First Boston Mortgage Securities Corporation, Series 1998-C2, Class A2 6.300%	11/11/2030		407,000	429,856
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5 4.853%	09/15/2031		1,500,000	1,494,570

TOTAL ASSET BACKED SECURITIES (Cost $52,281,161)				51,598,155

CASH EQUIVALENTS—8.2%

Institutional Money Market Funds—0.5%
BGI Institutional Fund 2.792%	04/01/2005	††	3,153,524	3,153,524
Goldman Sachs Financial Square Prime Obligations Fund 2.595%	04/01/2005	††	35,278	35,278
Merrill Lynch Premier Institutional Fund 2.525%	04/01/2005	††	795,565	795,565
Merrimac Cash Fund-Premium Class 2.515%	04/01/2005	††	262,794	262,794

				4,247,161

Bank & Certificate Deposits/Offshore Time Deposits—6.1%
Bank of Montreal 2.600%	04/04/2005	††	491,250	491,250
Bank of Nova Scotia 2.780%	04/28/2005	††	1,576,762	1,576,762
Bank of Nova Scotia 2.730%	04/14/2005	††	3,363,760	3,363,760
Bank of Nova Scotia 2.700%	04/11/2005	††	1,576,762	1,576,762
Barclays 2.785%	04/25/2005	††	2,627,937	2,627,937
Blue Ridge Asset Funding Corporation 2.687%	04/12/2005	††	1,310,090	1,310,090
BNP Paribas 2.910%	06/15/2005	††	1,051,175	1,051,175
BNP Paribas 2.800%	05/05/2005	††	1,839,556	1,839,556
BNP Paribas 2.730%	04/07/2005	††	2,837,841	2,837,841
Branch Banker & Trust 2.740%	04/18/2005	††	3,153,525	3,153,525
Calyon 2.925%	06/03/2005	††	1,934,679	1,934,679
Calyon 2.840%	04/01/2005	††	1,051,175	1,051,175
Calyon 2.770%	04/21/2005	††	35,818	35,818
CIESCO 2.680%	04/20/2005	††	157,676	157,676
Clipper Receivables Corporation 2.656%	04/04/2005	††	525,587	525,587
Compass Securitization 2.707%	04/11/2005	††	630,705	630,705
Delaware Funding Corporation 2.697%	04/12/2005	††	525,587	525,587
Den Danske Bank 2.770%	04/26/2005	††	1,051,175	1,051,175
Den Danske Bank 2.750%	04/01/2005	††	1,313,969	1,313,969
Den Danske Bank 2.700%	04/13/2005	††	1,839,556	1,839,556
Fairway Finance 2.636%	04/01/2005	††	1,051,175	1,051,175
Fortis Bank 2.780%	04/26/2005	††	1,313,969	1,313,969
Fortis Bank 2.440%	04/14/2005	††	262,794	262,794
General Electric Capital Corporation 2.656%	04/04/2005	††	1,210,151	1,210,151
Grampian Funding LLC 2.786%	04/13/2005	††	2,622,458	2,622,458
Greyhawk Funding 2.758%	04/22/2005	††	2,357,515	2,357,515
Jupiter Securitization Corporation 2.754%	04/04/2005	††	1,048,124	1,048,124
Jupiter Securitization Corporation 2.727%	04/12/2005	††	788,381	788,381
K2 (USA) LLC 2.677%	04/07/2005	††	262,794	262,794
Lexington Parker Capital Company 2.706%	04/06/2005	††	262,794	262,794
Paradigm Funding LLC 2.686%	04/04/2005	††	788,381	788,381
Paradigm Funding LLC 2.631%	04/11/2005	††	788,381	788,381
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	2,621,037	2,621,037
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	806,789	806,789
Rabobank Nederland 2.750%	04/27/2005	††	142,906	142,906
Royal Bank of Canada 2.780%	04/29/2005	††	1,665,828	1,665,828
Royal Bank of Scotland 2.750%	04/19/2005	††	2,627,937	2,627,937
Royal Bank of Scotland 2.585%	04/01/2005	††	1,313,969	1,313,969
Sigma Finance Corporation 2.611%	04/08/2005	††	788,381	788,381
Silver Tower U.S. Funding 2.780%	04/21/2005	††	779,256	779,256
Svenska Handlesbanken 2.630%	04/15/2005	††	867,219	867,219
Toronto Dominion Bank 3.010%	06/24/2005	††	262,794	262,794
UBS AG 2.805%	05/03/2005	††	525,587	525,587
Wells Fargo 2.790%	04/08/2005	††	1,051,175	1,051,175
Wells Fargo 2.780%	04/20/2005	††	1,261,410	1,261,410
Wells Fargo 2.780%	04/21/2005	††	1,360,780	1,360,780

				57,726,570

56	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Floating Rate Instruments/Master Notes—1.6%
Bank of America 2.820%	05/16/2005	††	$998,616	$998,616
Bank of America 2.800%	06/09/2005	††	1,313,969	1,313,969
Bank of America 2.770%	04/18/2005	††	525,587	525,587
Bank of America 2.540%	06/01/2005	††	1,850,068	1,850,068
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	1,636,336	1,636,336
Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	1,051,175	1,051,175
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	525,587	525,587
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	1,833,763	1,833,763
Goldman Sachs Group, Inc. 2.830%	04/27/2005	††	1,051,175	1,051,175
Morgan Stanley 2.955%	06/05/2005	††	2,102,350	2,102,350
Morgan Stanley 2.955%	06/10/2005	††	1,839,556	1,839,556
Morgan Stanley 2.945%	12/09/2005	††	630,705	630,705

				15,358,887

TOTAL CASH EQUIVALENTS (Cost $77,332,618)				77,332,618

REPURCHASE AGREEMENTS—1.1%

IBT Repurchase Agreement dated 03/31/2005 due 04/01/2005, with a maturity value of $10,846,575 and an effective yield of 2.20% collateralized by U.S. Government Obligations with rates of 5.125%, maturity dates ranging from 05/25/2027 to 03/25/2029 and an aggregate market value of $11,388,208.			10,845,912	10,845,912

TOTAL INVESTMENTS—108.5% (Cost $1,031,786,001)				1,026,229,904
Other assets less liabilities—(8.5%)				(80,004,342)

NET ASSETS—100.0%				$946,225,562

Legend to the Schedule of Investments:

FRN	Floating Rate Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.19% of Total Investments.

‡	A portion of this security is valued at fair value as determined by policies approved by the board of directors.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.	57

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint 500 Stock
Index Fund		Shares	Value

COMMON STOCKS—97.9%

Advertising—0.2%
Interpublic Group, Inc.	*†	13,428	$164,896
Monster Worldwide, Inc.	*	3,572	100,195
Omnicom Group	†	5,767	510,495

			775,586

Aerospace & Defense—1.4%
Goodrich Corporation		3,725	142,630
Boeing Company (The)		26,119	1,526,917
General Dynamics Corporation		6,261	670,240
Honeywell International, Inc.		26,896	1,000,800
Lockheed Martin Corporation		12,668	773,508
Northrop Grumman Corporation		11,198	604,468
Textron, Inc.	†	4,227	315,419

			5,033,982

Airlines—0.1%
Delta Airlines, Inc.	*†	3,912	15,844
Southwest Airlines Company		23,249	331,066

			346,910

Apparel Retailers—0.5%
Gap, Inc. (The)		23,240	507,562
Kohl’s Corporation	*	10,536	543,974
Ltd. Brands		12,363	300,421
Nordstrom, Inc.		3,978	220,302

			1,572,259

Automotive—0.9%
Autonation, Inc.	*	7,126	134,966
Dana Corporation		4,708	60,215
Delphi Corporation		17,845	79,946
Ford Motor Company		57,278	648,960
General Motors Corporation	†	17,657	518,939
Genuine Parts Company		5,410	235,281
Goodyear Tire & Rubber Company (The)	*†	5,556	74,173
Harley-Davidson, Inc.		9,104	525,847
ITT Industries, Inc.		2,921	263,591
Navistar International Corporation	*†	2,176	79,206
Paccar, Inc.		5,372	388,879
Visteon Corporation	†	4,143	23,657

			3,033,660

Banking—11.3%
American Express Company		37,019	1,901,666
AmSouth Bancorp	†	11,018	285,917
BB&T Corporation		17,208	672,489
Bank of America Corporation		127,993	5,644,491
Bank of New York Company, Inc. (The)		24,567	713,671
Capital One Financial Corporation		7,801	583,281
CIT Group, Inc.		6,350	241,300
Citigroup, Inc.		164,964	7,413,482
Comerica, Inc.		5,263	289,886
Compass Bancshares, Inc.	†	4,000	181,600
Fifth Third Bancorp	†	16,412	705,388
First Horizon National Corporation	†	3,674	149,862
Golden West Financial Corporation		8,911	539,115
Huntington Bancshares, Inc.	†	7,147	170,813
JP Morgan Chase & Company		112,236	3,883,366
KeyCorp		12,773	414,484
M&T Bank Corporation		3,274	334,144
MBNA Corporation		40,322	989,905
Marshall & IIsley Corporation	†	6,557	273,755
Mellon Financial Corporation		13,012	371,362
National City Corporation	†	18,751	628,158
North Fork Bancorp, Inc.		14,553	403,700
Northern Trust Corporation		6,418	278,798
PNC Financial Services Group, Inc.		8,880	457,142
Providian Financial Corporation	*	9,193	157,752
Regions Financial Corporation		14,562	471,809
SLM Corporation		13,476	671,644
Sovereign Bancorp, Inc.		12,000	265,920
State Street Corporation		10,482	458,273
Suntrust Banks, Inc.		10,939	788,374
Synovus Financial Corporation		9,554	266,174
U.S. Bancorp		58,491	1,685,711
Wachovia Corporation		49,851	2,537,914
Washington Mutual, Inc.		27,559	1,088,580
Wells Fargo & Company		53,569	3,203,426
Zions Bancorp		2,846	196,431

			39,319,783

Beverages, Food & Tobacco—5.1%
Altria Group, Inc.		65,330	4,271,929
Anheuser-Busch Companies, Inc.		24,280	1,150,629
Archer-Daniels-Midland Company	†	20,379	500,916
Brown-Forman Corporation Class B		2,844	155,709
Campbell Soup Company		10,275	298,180
Coca-Cola Company (The)		71,489	2,978,947
Coca-Cola Enterprises, Inc.		11,130	228,388
ConAgra Foods, Inc.		16,394	442,966
General Mills, Inc.		11,522	566,306
H.J. Heinz Company		10,943	403,140
Hershey Foods Corporation	†	7,182	434,224
Kellogg Company		11,075	479,215
McCormick & Company, Inc.	†	4,395	151,320
Molson Coors Brewing Company—Class B		2,553	197,015
Pepsi Bottling Group, Inc.		6,854	190,884
Pepsico, Inc.		52,962	2,808,575
RJ Reynolds Tobacco Holding, Inc.		3,675	296,168
Safeway, Inc.	*	13,907	257,697
Sara Lee Corporation		24,524	543,452
Supervalu, Inc.		4,247	141,637
Sysco Corporation	†	19,793	708,589
UST, Inc.		5,151	266,307
WM Wrigley Jr. Company		6,432	421,746

			17,893,939

Building Materials—1.2%
Home Depot, Inc.		69,384	2,653,244
Louisiana-Pacific Corporation	†	3,355	84,345
Lowe’s Companies, Inc.		24,388	1,392,311
Vulcan Materials Company		3,221	183,049

			4,312,949

58	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint 500 Stock
Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Chemicals—1.7%
Air Products & Chemicals, Inc.	†	7,096	$449,106
Avery Dennison Corporation		3,207	198,610
Cooper Tire & Rubber Company	†	2,340	42,962
Dow Chemical Company (The)		30,156	1,503,277
Eastman Chemical Company		2,451	144,609
Ecolab, Inc.	†	7,500	247,875
EI Du Pont de Nemours & Company		31,465	1,612,267
Great Lakes Chemical Corporation		1,603	51,488
Hercules, Inc.	*	3,515	50,897
International Flavors & Fragrances, Inc.		2,965	117,117
Monsanto Company		8,297	535,156
PPG Industries, Inc.		5,381	384,849
Praxair, Inc.		10,096	483,195

			5,821,408

Commercial Services—1.0%
Allied Waste Industries, Inc.	*†	10,137	74,101
Apollo Group, Inc. Class A	*†	5,229	387,260
Cendant Corporation		33,300	683,982
Cintas Corporation	†	4,714	194,735
Convergys Corporation	*	4,528	67,603
Equifax, Inc.		4,405	135,189
Fluor Corporation	†	2,599	144,063
H&R Block, Inc.	†	5,116	258,767
Moody’s Corporation		4,329	350,043
Paychex, Inc.		11,222	368,306
Robert Half International, Inc.	†	5,423	146,204
RR Donnelley & Sons Company		6,781	214,415
Ryder System, Inc.		2,030	84,651
Waste Management, Inc.		17,915	516,848

			3,626,167

Communications—1.5%
ADC Telecommunications, Inc.	*	25,498	50,741
Andrew Corporation	*	4,865	56,969
Avaya, Inc.	*	15,417	180,071
Ciena Corporation	*	15,008	25,814
Comverse Technology, Inc.	*	6,104	153,943
Corning, Inc.	*	43,710	486,492
L-3 Communications Holdings, Inc.		3,468	246,297
Lucent Technologies, Inc.	*†	138,279	380,267
Motorola, Inc.		77,377	1,158,334
Network Appliance, Inc.	*	11,224	310,456
Qualcomm, Inc.		52,028	1,906,826
Scientific-Atlanta, Inc.		4,807	135,654
Tellabs, Inc.	*	13,208	96,418

			5,188,282

Computer Software & Processing—5.3%
Adobe Systems, Inc.		7,679	515,798
Affiliated Computer Services, Inc. Class A	*†	3,980	211,895
Autodesk, Inc.		7,066	210,284
Automatic Data Processing, Inc.		18,124	814,674
BMC Software, Inc.	*	7,266	108,990
Citrix Systems, Inc.	*	5,196	123,769
Computer Associates International, Inc.		16,796	455,172
Computer Sciences Corporation	*	5,832	267,397
Compuware Corporation	*	12,167	87,602
Electronic Arts, Inc.	*	9,718	503,198
Electronic Data Systems Corporation		16,012	330,968
First Data Corporation		25,495	1,002,208
Fiserv, Inc.	*	6,138	244,292
IMS Health, Inc.		7,482	182,486
Intuit, Inc.	*	5,986	262,007
Mercury Interactive Corporation	*	2,850	135,033
Microsoft Corporation		319,301	7,717,505
NCR Corporation	*	5,990	202,103
Novell, Inc.	*	11,821	70,453
Nvidia Corporation	*	5,134	121,984
Oracle Corporation	*	141,793	1,769,577
Parametric Technology Corporation	*	8,439	47,174
Siebel Systems, Inc.	*	16,000	146,080
Sun Microsystems, Inc.	*	107,403	433,908
Sungard Data Systems, Inc.	*	9,196	317,262
Symantec Corporation	*	22,557	481,141
Unisys Corporation	*	10,465	73,883
Veritas Software Corporation	*	12,839	298,122
Yahoo!, Inc.	*	41,696	1,413,494

			18,548,459

Computers & Information—5.4%
3M Company		24,233	2,076,526
Apple Computer, Inc.	*	25,789	1,074,628
Cisco Systems, Inc.	*	204,518	3,658,827
Dell, Inc.	*	77,685	2,984,658
EMC Corporation	*	75,916	935,285
Gateway, Inc.	*	10,279	41,424
Hewlett-Packard Company		92,230	2,023,526
International Business Machines Corporation		51,519	4,707,806
International Game Technology		10,862	289,581
Jabil Circuit, Inc.	*	5,792	165,188
Lexmark International, Inc.	*	4,068	325,318
Pitney Bowes, Inc.		7,296	329,196
Solectron Corporation	*	29,567	102,597
Symbol Technologies, Inc.		7,303	105,820

			18,820,380

Containers & Packaging—0.1%
Ball Corporation		3,568	148,001
Sealed Air Corporation	*	2,691	139,771

			287,772

Cosmetics & Personal Care—2.2%
Alberto Culver Company Class B		2,792	133,625
Avon Products, Inc.		14,618	627,697
Clorox Company		4,896	308,399
Colgate-Palmolive Company		16,612	866,648
Gillette Company (The)		31,285	1,579,267
Procter & Gamble Company		79,611	4,219,383

			7,735,019

Diversified—3.5%
General Electric Company		334,562	12,064,306

See accompanying notes to schedule of investments.	59

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint 500 Stock
Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Electric Utilities—3.1%
AES Corporation (The)	*	19,614	$321,277
Allegheny Energy, Inc.	*†	4,024	83,136
Ameren Corporation		5,945	291,364
American Electric Power Company, Inc.	†	12,209	415,839
CMS Energy Corporation	*	5,099	66,491
Calpine Corporation	*†	15,145	42,406
Centerpoint Energy, Inc.		9,695	116,631
Cinergy Corporation		6,127	248,266
Consolidated Edison, Inc.	†	7,439	313,777
Constellation Energy Group, Inc.		5,597	289,365
DTE Energy Company	†	5,330	242,408
Dominion Resources, Inc.	†	10,749	800,048
Duke Energy Corporation		29,336	821,701
Edison International		10,318	358,241
Entergy Corporation		6,845	483,668
Exelon Corporation	†	20,981	962,818
FPL Group, Inc.		12,346	495,692
FirstEnergy Corporation		10,244	429,736
KeySpan Corporation		5,036	196,253
NiSource, Inc.		8,413	191,732
PG&E Corporation	†	11,869	404,733
PPL Corporation		5,914	319,297
Pinnacle West Capital Corporation		2,891	122,896
Progress Energy, Inc.	†	7,759	325,490
Public Service Enterprise Group, Inc.		7,446	404,988
Sempra Energy	†	7,511	299,238
Southern Company (The)		23,084	734,764
TXU Corporation		7,581	603,675
TECO Energy, Inc.		5,950	93,296
Xcel Energy, Inc.		12,731	218,719

			10,697,945

Electrical Equipment—0.3%
Cooper Industries Ltd. Class A		2,956	211,413
Emerson Electric Company		13,125	852,206

			1,063,619

Electronics—3.1%
Advanced Micro Devices, Inc.	*	12,536	202,080
Agilent Technologies, Inc.	*	13,639	302,786
Altera Corporation	*†	11,395	225,393
American Power Conversion Corporation		6,286	164,127
Analog Devices, Inc.		11,930	431,150
Applied Micro Circuits Corporation	*	9,726	31,999
Broadcom Corporation Class A	*	9,179	274,636
Freescale Semiconductor, Inc. Class B	*	12,867	221,956
Intel Corporation	†	196,297	4,559,979
JDS Uniphase Corporation	*†	45,346	75,728
LSI Logic Corporation	*	12,007	67,119
Linear Technology Corporation		9,592	367,470
Maxim Integrated Products, Inc.		10,205	417,078
Micron Technology, Inc.	*†	19,238	198,921
Molex, Inc.	†	5,928	156,262
National Semiconductor Corporation	†	11,338	233,676
Novellus Systems, Inc.		4,373	116,890
PMC-Sierra, Inc.	*†	5,469	48,127
QLogic Corporation	*	2,992	121,176
Raytheon Company		14,179	548,727
Rockwell Collins, Inc.		5,606	266,790
Sanmina-SCI Corporation	*†	16,779	87,586
Teradyne, Inc.	*	6,358	92,827
Texas Instruments, Inc.		54,323	1,384,693
Xilinx, Inc.		10,839	316,824

			10,914,000

Entertainment & Leisure—2.1%
Eastman Kodak Company	†	8,976	292,169
Harrah’s Entertainment, Inc.	†	3,497	225,836
Hasbro, Inc.		5,527	113,027
Mattel, Inc.		12,914	275,714
News Corporation, Inc. Class A		90,880	1,537,690
Time Warner, Inc.	*	145,042	2,545,487
Walt Disney Company		64,614	1,856,360
Xerox Corporation	*	29,177	442,032

			7,288,315

Financial Services—3.3%
Bear Stearns Companies, Inc. (The)		3,575	357,142
Charles Schwab Corporation (The)		37,828	397,572
Countrywide Financial Corporation		18,100	587,526
E*Trade Financial Corporation	*	11,500	138,000
Federal Home Loan Mortgage Corporation		21,713	1,372,262
Federal National Mortgage Association		30,546	1,663,230
Federated Investors, Inc. Class B		3,440	97,386
Franklin Resources, Inc.		6,242	428,513
Goldman Sachs Group, Inc.		14,130	1,554,159
Janus Capital Group, Inc.	†	7,623	106,341
Lehman Brothers Holdings, Inc.		8,711	820,228
Merrill Lynch & Company, Inc.		29,376	1,662,682
Morgan Stanley		35,173	2,013,654
T. Rowe Price Group, Inc.		3,942	234,076

			11,432,771

Food Retailers—0.4%
Albertson’s, Inc.	†	11,517	237,826
Kroger Company	*	22,795	365,404
Starbucks Corporation	*	12,485	644,975

			1,248,205

Forest Products & Paper—0.8%
Bemis Company		3,365	104,719
Georgia-Pacific Corporation		8,048	285,624
International Paper Company		15,213	559,686
Kimberly Clark Corporation		14,974	984,241
MeadWestvaco Corporation		6,252	198,939
Pactiv Corporation	*	4,478	104,561
Temple-Inland, Inc.		1,719	124,713
Weyerhaeuser Company		7,661	524,778

			2,887,261

60	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint 500 Stock
Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Health Care Providers—1.2%
Caremark Rx, Inc.	*	14,422	$573,707
Express Scripts, Inc.	*	2,487	216,842
HCA, Inc.		12,901	691,107
Health Management Associates, Inc. Class A	†	7,595	198,837
Laboratory Corporation of America Holdings	*	4,140	199,548
Manor Care, Inc.	†	2,822	102,608
Tenet Healthcare Corporation	*	14,819	170,863
UnitedHealth Group, Inc.		20,122	1,919,236

			4,072,748

Heavy Construction—0.1%
Centex Corporation		3,736	213,961

Heavy Machinery—2.1%
American Standard Companies, Inc.		6,047	281,065
Applied Materials, Inc.	*	52,163	847,649
Baker Hughes, Inc.		10,503	467,278
Black & Decker Corporation		2,461	194,394
Caterpillar, Inc.		10,823	989,655
Cummins, Inc.		1,339	94,199
Deere & Company		7,799	523,547
Dover Corporation		6,414	242,385
Eaton Corporation		4,713	308,230
Ingersoll-Rand Company Class A		5,323	423,977
National-Oilwell Varco, Inc.	*	5,295	247,276
Pall Corporation		3,958	107,341
Parker Hannifin Corporation		3,755	228,755
Rockwell Automation, Inc.		5,803	328,682
Stanley Works (The)		2,567	116,208
United Technologies Corporation		16,164	1,643,232
W.W. Grainger, Inc.		2,889	179,898

			7,223,771

Home Construction, Furnishings & Appliances—0.5%
Johnson Controls, Inc.		5,919	330,043
KB Home		1,314	154,342
Leggett & Platt, Inc.		6,076	175,475
Masco Corporation		14,139	490,199
Maytag Corporation	†	2,488	34,757
Pulte Homes, Inc.	†	3,929	289,292
Whirlpool Corporation	†	2,005	135,799

			1,609,907

Household Products—0.5%
Fortune Brands, Inc.		4,419	356,304
Illinois Tool Works, Inc.	†	8,854	792,699
Newell Rubbermaid, Inc.	†	8,690	190,659
Rohm & Haas Company		6,135	294,480
Snap-On, Inc.		1,846	58,684

			1,692,826

Industrial—Diversified—0.6%
Tyco International Ltd.		63,628	2,150,626

Insurance—4.9%
ACE Ltd. (Bermuda)		8,736	360,535
Aflac, Inc.		15,740	586,472
Aetna, Inc.		9,336	699,733
Allstate Corporation (The)		21,435	1,158,776
AMBAC Financial Group, Inc.		3,384	252,954
American International Group, Inc.		82,247	4,557,306
AON Corporation	†	9,930	226,801
Chubb Corporation	†	5,886	466,583
Cigna Corporation		4,279	382,115
Cincinnati Financial Corporation		5,315	231,787
Hartford Financial Services Group, Inc.		9,158	627,872
Humana, Inc.	*	5,100	162,894
Jefferson Pilot Corporation		4,267	209,296
Lincoln National Corporation		5,387	243,169
Loews Corporation		5,274	387,850
MBIA, Inc.	†	4,364	228,150
MGIC Investment Corporation		3,117	192,225
Marsh & McLennan Companies, Inc.		16,291	495,572
Metlife, Inc.		23,272	909,935
Principal Financial Group		9,326	358,958
Progressive Corporation (The)		6,356	583,227
Prudential Financial, Inc.		16,537	949,224
Safeco Corporation		3,918	190,846
St. Paul Travelers Companies		20,967	770,118
Torchmark Corporation		3,284	171,425
UnumProvident Corporation	†	9,377	159,597
WellPoint, Inc.	*	9,652	1,209,878
XL Capital Ltd. Class A (Bermuda)	†	4,346	314,520

			17,087,818

Lodging—0.3%
Hilton Hotels Corporation		11,912	266,233
Marriott International, Inc. Class A		6,341	423,959
Starwood Hotels & Resorts Worldwide, Inc.		6,705	402,501

			1,092,693

Media—Broadcasting & Publishing—2.0%
Clear Channel Communications, Inc.	†	16,634	573,374
Comcast Corporation Class A	*	69,811	2,358,216
Dow Jones & Company, Inc.	†	2,582	96,489
Gannett Company, Inc.		7,853	621,015
Knight-Ridder, Inc.	†	2,330	156,693
McGraw-Hill Companies, Inc. (The)		5,967	520,621
Meredith Corporation		1,589	74,286
New York Times Company Class A	†	4,417	161,574
Tribune Company		9,412	375,256
Univision Communications, Inc. Class A	*	9,210	255,025
Viacom, Inc. Class B		53,809	1,874,167

			7,066,716

Medical Supplies—4.2%
Allergan, Inc.		4,130	286,911
Applera Corporation—Applied Biosystems Group		5,986	118,164
Bausch & Lomb, Inc.	†	1,661	121,751
Baxter International, Inc.		19,224	653,232
Becton, Dickinson & Company		7,740	452,171
Biomet, Inc.		7,995	290,219

See accompanying notes to schedule of investments.	61

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint 500 Stock
Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Boston Scientific Corporation	*	23,983	$702,462
C.R. Bard, Inc.		3,184	216,767
Fisher Scientific International	*†	3,600	204,912
Guidant Corporation		10,181	752,376
Johnson & Johnson		93,888	6,305,518
Kla-Tencor Corporation	*†	6,165	283,652
Medtronic, Inc.		38,171	1,944,812
Millipore Corporation	*†	1,546	67,096
PerkinElmer, Inc.		4,019	82,912
Quest Diagnostics, Inc.		2,880	302,774
St. Jude Medical, Inc.	*	11,390	410,040
Stryker Corporation		11,824	527,469
Tektronix, Inc.		2,676	65,642
Thermo Electron Corporation	*	5,157	130,421
Waters Corporation	*	3,586	128,343
Zimmer Holdings, Inc.	*	7,657	595,791

			14,643,435

Metals—0.8%
Alcoa, Inc.		27,504	835,847
Allegheny Technologies, Inc.		2,556	61,625
Danaher Corporation	†	9,002	480,797
Engelhard Corporation		3,972	119,279
Newmont Mining Corporation		13,882	586,515
Nucor Corporation		4,960	285,498
Phelps Dodge Corporation	†	2,910	296,034
United States Steel Corporation	†	3,516	178,789

			2,844,384

Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B		5,578	220,945

Oil & Gas—8.4%
Amerada Hess Corporation	†	2,847	273,910
Anadarko Petroleum Corporation		7,544	574,098
Apache Corporation		10,263	628,403
Ashland, Inc.		2,173	146,612
BJ Services Company		4,913	254,886
Burlington Resources, Inc.		12,182	609,953
ChevronTexaco Corporation		66,414	3,872,600
ConocoPhillips		21,959	2,368,059
Devon Energy Corporation		15,126	722,267
Dynegy, Inc. Class A	*†	11,945	46,705
EOG Resources, Inc.		7,290	355,315
EL Paso Corporation		19,255	203,718
Exxon Mobil Corporation		201,517	12,010,413
Halliburton Company		15,773	682,182
Kerr-McGee Corporation		5,151	403,478
Kinder Morgan, Inc.		3,466	262,376
Marathon Oil Corporation		10,654	499,886
Nabors Industries Ltd.	*	4,542	268,614
Nicor, Inc.	†	1,395	51,741
Noble Corporation		4,237	238,162
Occidental Petroleum Corporation		12,536	892,187
Peoples Energy Corporation		1,166	48,879
Rowan Companies, Inc.		3,489	104,426
Schlumberger Ltd.		18,607	1,311,421
Sunoco, Inc.	†	2,347	242,961
Transocean, Inc.	*	10,031	516,195
Unocal Corporation		8,539	526,771
Valero Energy Corporation		8,000	586,160
Williams Companies, Inc.		17,995	338,486
XTO Energy, Inc.		10,933	359,040

			29,399,904

Pharmaceuticals—6.7%
Abbott Laboratories		49,199	2,293,657
AmerisourceBergen Corporation	†	3,506	200,859
Amgen, Inc.	*	39,529	2,300,983
Biogen Idec, Inc.	*†	10,474	361,458
Bristol-Myers Squibb Company		61,669	1,570,093
Cardinal Health, Inc.		13,510	753,858
Chiron Corporation	*	5,135	180,033
Eli Lilly & Company		35,748	1,862,471
Forest Laboratories, Inc.	*	11,427	422,228
Genzyme Corporation	*	7,597	434,852
Gilead Sciences, Inc.	*	13,400	479,720
Hospira, Inc.	*	4,680	151,024
King Pharmaceuticals, Inc.	*	7,638	63,472
McKesson Corporation		9,227	348,319
Medco Health Solutions, Inc.	*†	8,558	424,220
MedImmune, Inc.	*	7,840	186,670
Merck & Company, Inc.		69,684	2,255,671
Mylan Laboratories	†	8,000	141,760
Pfizer, Inc.		235,452	6,185,324
Schering-Plough Corporation		46,549	844,864
Sigma Aldrich Corporation		2,196	134,505
Watson Pharmaceuticals, Inc.	*†	3,419	105,066
Wyeth		42,165	1,778,520

			23,479,627

Real Estate—0.5%
Apartment Investment & Management Company REIT Class A		2,984	111,005
Archstone-Smith Trust REIT		6,200	211,482
Equity Office Properties Trust REIT		12,340	371,804
Equity Residential REIT		8,722	280,936
Plum Creek Timber Company, Inc. REIT		5,794	206,846
Prologis REIT		5,698	211,396
Simon Property Group, Inc. REIT		7,034	426,120

			1,819,589

Restaurants—0.6%
Darden Restaurants, Inc.		4,732	145,178
McDonald’s Corporation		40,147	1,250,178
Wendy’s International, Inc.	†	3,708	144,760
Yum! Brands, Inc.		9,114	472,196

			2,012,312

Retailers—4.6%
Autozone, Inc.	*	2,136	183,055
Bed Bath & Beyond, Inc.	*	9,377	342,636
Best Buy Company, Inc.		9,422	508,882
Big Lots, Inc.	*	3,704	44,522
CVS Corporation		12,689	667,695
Circuit City Stores, Inc.		5,896	94,631
Costco Wholesale Corporation		14,907	658,591
Dillard’s, Inc. Class A		2,636	70,908
Dollar General Corporation		9,870	216,252

62	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint 500 Stock
Index Fund		Shares	Value

COMMON STOCKS—(Continued)

eBay, Inc.	*	38,193	$1,423,071
Family Dollar Stores, Inc.		5,061	153,652
Federated Department Stores		5,175	329,337
JC Penney Company, Inc. (Holding Company)		9,044	469,564
May Department Stores Company (The)		9,139	338,326
Office Depot, Inc.	*	10,114	224,329
OfficeMax, Inc.		2,737	91,690
RadioShack Corporation	†	4,758	116,571
Sears Holdings Corporation	*†	2,757	367,150
Sherwin-Williams Company (The)		3,994	175,696
Staples, Inc.		15,578	489,617
TJX Companies, Inc.		14,738	362,997
Target Corporation		28,259	1,413,515
Tiffany & Company	†	4,643	160,276
Toys R US, Inc.	*†	6,762	174,189
Walgreen Company		32,234	1,431,834
Wal-Mart Stores, Inc.		106,908	5,357,160

			15,866,146

Telecommunications—0.0%
Citizens Communications Company	†	10,409	134,692

Telephone Systems—3.0%
Alltel Corporation	†	9,282	509,118
AT&T Corporation		24,910	467,063
BellSouth Corporation		57,802	1,519,615
CenturyTel, Inc.		4,207	138,158
Nextel Communications, Inc. Class A	*	35,558	1,010,558
Qwest Communications International, Inc.	*†	56,985	210,845
SBC Communications, Inc.		104,254	2,469,777
Sprint Corp.-FON Group	†	46,645	1,061,174
Verizon Communications, Inc.		87,507	3,106,499

			10,492,807

Textiles, Clothing & Fabrics—0.4%
Coach, Inc.	*	6,094	345,103
Jones Apparel Group, Inc.		4,000	133,960
Liz Claiborne, Inc.		3,456	138,689
Nike, Inc. Class B		7,449	620,576
Reebok International Ltd.	†	1,864	82,575
VF Corporation		3,422	202,377

			1,523,280

Transportation—1.9%
Brunswick Corporation		2,897	135,724
Burlington Northern Santa Fe Corporation		12,002	647,268
CSX Corporation		6,778	282,304
Carnival Corporation		16,625	861,341
FedEx Corporation		9,509	893,371
Norfolk Southern Corporation		12,264	454,381
Sabre Holdings Corporation	†	3,944	86,295
Union Pacific Corporation		8,080	563,176
United Parcel Service, Inc. Class B		35,365	2,572,450

			6,496,310

TOTAL COMMON STOCKS (Cost $187,990,361)			341,057,474

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.1%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill
2.720%	06/09/2005	**	410,000	407,863
2.710%	06/09/2005	**	10,000	9,948
2.685%	06/09/2005	**	15,000	14,923

TOTAL U.S. TREASURY OBLIGATIONS (Cost $432,734)				432,734

CASH EQUIVALENTS—7.2%

Institutional Money Market Funds—0.4%
BGI Institutional Fund 2.792%	04/01/2005	††	1,016,080	1,016,080
Goldman Sachs Financial Square Prime Obligations Fund 2.595%	04/01/2005	††	11,367	11,367
Merrill Lynch Premier Institutional Fund 2.525%	04/01/2005	††	256,336	256,336
Merrimac Cash Fund-Premium Class 2.515%	04/01/2005	††	84,673	84,673

				1,368,456

Bank & Certificate Deposits/Offshore Time Deposits—5.4%
Bank of Montreal 2.600%	04/04/2005	††	158,283	158,283
Bank of Nova Scotia 2.780%	04/28/2005	††	508,041	508,041
Bank of Nova Scotia 2.730%	04/14/2005	††	1,083,821	1,083,821
Bank of Nova Scotia 2.700%	04/11/2005	††	508,041	508,041
Barclays 2.785%	04/25/2005	††	846,734	846,734
Blue Ridge Asset Funding Corporation 2.687%	04/12/2005	††	422,118	422,118
BNP Paribas 2.910%	06/15/2005	††	338,694	338,694
BNP Paribas 2.800%	05/05/2005	††	592,714	592,714
BNP Paribas 2.730%	04/07/2005	††	914,366	914,366
Branch Banker & Trust 2.740%	04/18/2005	††	1,016,081	1,016,081
Calyon 2.925%	06/03/2005	††	623,363	623,363
Calyon
2.840%	04/01/2005	††	338,694	338,694
Calyon
2.770%	04/21/2005	††	11,541	11,541
CIESCO
2.680%	04/20/2005	††	50,804	50,804
Clipper Receivables Corporation 2.656%	04/04/2005	††	169,347	169,347
Compass Securitization 2.707%	04/11/2005	††	203,216	203,216
Delaware Funding Corporation 2.697%	04/12/2005	††	169,347	169,347
Den Danske Bank 2.770%	04/26/2005	††	338,694	338,694
Den Danske Bank 2.750%	04/01/2005	††	423,367	423,367
Den Danske Bank 2.700%	04/13/2005	††	592,714	592,714

See accompanying notes to schedule of investments.	63

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint 500 Stock
Index Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Fairway Finance 2.636%	04/01/2005	††	$338,694	$338,694
Fortis Bank 2.780%	04/26/2005	††	423,367	423,367
Fortis Bank 2.440%	04/14/2005	††	84,673	84,673
General Electric Capital Corporation 2.656%	04/04/2005	††	389,917	389,917
Grampian Funding LLC 2.786%	04/13/2005	††	844,969	844,969
Greyhawk Funding 2.758%	04/22/2005	††	759,603	759,603
Jupiter Securitization Corporation 2.754%	04/04/2005	††	337,711	337,711
Jupiter Securitization Corporation 2.727%	04/12/2005	††	254,020	254,020
K2 (USA) LLC 2.677%	04/07/2005	††	84,673	84,673
Lexington Parker Capital Company 2.706%	04/06/2005	††	84,673	84,673
Paradigm Funding LLC 2.686%	04/04/2005	††	254,020	254,020
Paradigm Funding LLC 2.631%	04/11/2005	††	254,020	254,020
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	844,511	844,511
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	259,951	259,951
Rabobank Nederland 2.750%	04/27/2005	††	46,045	46,045
Royal Bank of Canada 2.780%	04/29/2005	††	536,738	536,738
Royal Bank of Scotland 2.750%	04/19/2005	††	846,734	846,734
Royal Bank of Scotland 2.585%	04/01/2005	††	423,367	423,367
Sigma Finance Corporation 2.611%	04/08/2005	††	254,020	254,020
Silver Tower U.S. Funding 2.780%	04/21/2005	††	251,080	251,080
Svenska Handlesbanken 2.630%	04/15/2005	††	279,422	279,422
Toronto Dominion Bank 3.010%	06/24/2005	††	84,673	84,673
UBS AG 2.805%	05/03/2005	††	169,347	169,347
Wells Fargo 2.790%	04/08/2005	††	338,694	338,694
Wells Fargo 2.780%	04/20/2005	††	406,433	406,433
Wells Fargo 2.780%	04/21/2005	††	438,450	438,450

				18,599,785

Floating Rate Instruments/Master Notes—1.4%
Bank of America 2.820%	05/16/2005	††	321,759	321,759
Bank of America 2.800%	06/09/2005	††	423,367	423,367
Bank of America 2.770%	04/18/2005	††	169,347	169,347
Bank of America 2.540%	06/01/2005	††	596,102	596,102
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	527,236	527,236
Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	338,694	338,694
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	169,347	169,347
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	590,847	590,847
Goldman Sachs Group, Inc 2.830%	04/27/2005	††	338,694	338,694
Morgan Stanley 2.955%	06/05/2005	††	677,388	677,388
Morgan Stanley 2.955%	06/10/2005	††	592,714	592,714
Morgan Stanley 2.945%	12/09/2005	††	203,216	203,216

				4,948,711

TOTAL CASH EQUIVALENTS (Cost $24,916,952)				24,916,952

REPURCHASE AGREEMENTS—2.0%

IBT Repurchase Agreement dated 03/31/05 due 04/01/05, with a maturity value of $7,010,078 and an effective yield of 2.20% collateralized by a U.S. Government Obligation with a rate of 5.50%, maturity date of 04/25/2028 and a market value of $7,360,132.			7,009,650	7,009,650

TOTAL INVESTMENTS—107.2% (Cost $220,349,697)				373,416,810
Other assets less liabilities—(7.2%)				(25,046,399)

NET ASSETS—100.0%				$348,370,411

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing security.
**	Security has been pledged as collateral for futures contracts.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

64	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—98.8%

Advertising—0.3%
24/7 Real Media, Inc.	*	273	$886
Aquantive, Inc.	*	2,027	22,439
Catalina Marketing Corporation	†	2,131	55,193
Digital Impact, Inc.	*	1,751	6,041
DoubleClick, Inc.	*	5,228	40,256
Getty Images, Inc.	*†	2,442	173,651
Interpublic Group, Inc.	*	17,203	211,253
Jupitermedia Corporation	*	1,450	22,489
Lamar Advertising Company	*†	3,479	140,169
Monster Worldwide, Inc.	*	4,681	131,302
Omnicom Group	†	8,185	724,536
Valueclick, Inc.	*†	4,058	43,055

			1,571,270

Aerospace & Defense—1.1%
AAR Corporation	*	1,489	20,250
Alliant Techsystems, Inc.	*†	1,550	110,747
Armor Holdings, Inc.	*†	1,500	55,635
Goodrich Corporation		4,882	186,932
Boeing Company (The)		31,909	1,865,400
Fairchild Corporation (The) Class A	*	3,265	10,121
Gencorp, Inc.	†	1,629	32,580
General Dynamics Corporation		7,305	782,000
Heico Corporation		705	14,170
Heico Corporation Class A		878	13,934
Honeywell International, Inc.		35,071	1,304,992
Kreisler Manufacturing Corporation	*	1,250	6,400
Lockheed Martin Corporation		15,410	940,935
Northrop Grumman Corporation		14,800	798,904
Orbital Sciences Corporation	*	2,123	20,551
Sequa Corporation Class A	*	510	26,443
Textron, Inc.	†	5,643	421,081
Triumph Group, Inc.	*	822	32,009

			6,643,084

Airlines—0.2%
AMR Corporation	*†	6,672	71,390
Air T, Inc.		1,352	23,403
Airnet Systems, Inc.	*	2,609	12,341
Airtran Holdings, Inc.	*†	3,168	28,670
Alaska Air Group, Inc.	*	1,343	39,538
America West Holdings Corporation Class B	*†	1,389	7,542
Continental Airlines, Inc. Class B	*†	2,723	32,785
Delta Airlines, Inc.	*†	5,127	20,764
ExpressJet Holdings, Inc.	*	2,636	30,077
FLYi, Inc.	*†	1,711	2,173
Frontier Airlines, Inc.	*	1,369	14,347
JetBlue Airways Corporation	*†	4,276	81,415
Mesa Air Group, Inc.	*†	847	5,929
Midwest Air Group, Inc.	*†	915	2,196
Northwest Airlines Corporation Class A	*†	3,564	23,843
Offshore Logistics, Inc.	*	982	32,720
Petroleum Helicopters	*	774	23,220
Skywest, Inc.	†	2,390	44,430
Southwest Airlines Company		30,863	439,489
World Air Holdings, Inc.	*	2,821	19,408

			955,680

Apparel Retailers—0.7%
Abercrombie & Fitch Company Class A		3,982	227,930
Aeropostale, Inc.	*	2,403	78,698
American Eagle Outfitters, Inc.		5,824	172,099
AnnTaylor Stores Corporation	*†	2,733	69,937
Bebe Stores, Inc.		527	17,892
Big Dog Holdings, Inc.	*	1,620	10,238
Buckle, Inc. (The)		1,115	38,925
Burlington Coat Factory Warehouse Corporation		1,977	56,740
Carter’s, Inc.	*	738	29,335
Casual Male Retail Group, Inc.	*†	1,930	12,526
Cato Corporation Class A		1,174	37,861
Charlotte Russe Holding, Inc.	*	1,100	14,212
Charming Shoppes, Inc.	*	3,138	25,512
Chico’s FAS, Inc.	*†	7,236	204,489
Children’s Place	*	1,144	54,626
Christopher & Banks Corporation		1,528	26,893
Claire’s Stores, Inc.		3,855	88,819
Dress Barn, Inc.	*	950	17,309
Finish Line Class A		1,604	37,133
Gap, Inc. (The)	†	28,572	624,012
Goody’s Family Clothing, Inc.		1,745	15,757
HOT Topic, Inc.	*†	1,824	39,854
JOS A. Bank Clothiers, Inc.	*†	462	13,537
Kohl’s Corporation	*	13,608	702,581
Ltd. Brands		14,843	360,685
Nordstrom, Inc.		5,702	315,777
Pacific Sunwear of California, Inc.	*	3,025	84,640
Payless Shoesource, Inc.	*	2,964	46,802
Ross Stores, Inc.		6,350	185,039
Stage Stores, Inc.	*	994	38,160
Talbots, Inc.		2,475	79,150
Too, Inc.	*	1,485	36,635
Urban Outfitters, Inc.	*	3,706	177,777
Wet Seal, Inc. (The) Class A	*†	1,246	4,336
Wilsons The Leather Experts, Inc.	*	819	3,907

			3,949,823

Automotive—1.0%
A.O. Smith Corporation		1,341	38,715
Adesa, Inc.		4,131	96,500
Aftermarket Technology Corporation	*	603	9,949
American Axle & Manufacturing Holdings, Inc.		2,113	51,768
America’s Car Mart, Inc.	*	236	8,274
Amerigon, Inc.	*	2,107	8,765
ArvinMeritor, Inc.		2,791	43,177
Asbury Automotive Group, Inc.	*	1,342	20,667
Autonation, Inc.	*	11,412	216,143
BorgWarner, Inc.		2,274	110,698
Carmax, Inc.	*†	4,258	134,127

See accompanying notes to schedule of investments.	65

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Clarcor, Inc.		1,177	$61,157
Coachmen Industries, Inc.		705	9,588
Copart, Inc.	*	3,582	84,392
Dana Corporation		6,169	78,902
Delphi Corporation		23,254	104,178
Dura Automotive Systems, Inc.	*	599	2,887
Federal Signal Corporation	†	2,159	32,752
Ford Motor Company		74,379	842,714
General Motors Corporation	†	20,170	592,796
Genuine Parts Company		7,620	331,394
Goodyear Tire & Rubber Company (The)	*†	7,281	97,201
Group 1 Automotive, Inc.	*	1,068	28,088
Harley-Davidson, Inc.		12,173	703,112
Harsco Corporation		1,823	108,669
ITT Industries, Inc.		4,028	363,487
Jarden Corporation	*	1,181	54,184
JLG Industries, Inc.		1,781	38,381
Keystone Automotive Industries, Inc.	*	1,743	40,368
Lear Corporation	†	2,741	121,591
Lithia Motors, Inc. Class A		862	22,076
Monaco Coach Corporation		1,376	22,222
Navistar International Corporation	*†	2,851	103,776
Oshkosh Truck Corporation		1,434	117,574
Paccar, Inc.		7,562	547,413
PEP Boys-Manny Moe & Jack		2,200	38,676
Sonic Automotive, Inc.		1,649	37,449
Sports Resorts International, Inc.	*†	4,374	14,522
Strattec Security Corporation	*	123	6,590
Superior Industries International, Inc.	†	1,102	29,104
TBC Corporation	*	774	21,564
Tenneco Automotive, Inc.	*	1,600	19,936
Titan International, Inc.	†	1,085	15,591
TransPro, Inc.	*†	1,955	12,707
TRW Automotive Holdings Corporation	*	900	17,487
United Auto Group, Inc.		1,777	49,454
Visteon Corporation	†	5,429	31,000
Wabash National Corporation		1,395	34,038
Winnebago Industries, Inc.	†	1,432	45,251

			5,621,054

Banking—11.0%
1st Source Corporation		1,073	22,887
Advanta Corporation Class A		1,446	30,077
Alabama National Bancorp		575	35,587
Alliance Bankshares Corporation	*	647	9,996
AMB Financial Corporation		1,125	14,946
Amcore Financial, Inc.		1,313	37,092
American Express Company		48,875	2,510,709
American Pacific Bank Class B	*	2,310	27,212
AmeriCredit Corporation	*†	6,437	150,883
AmSouth Bancorp	†	14,570	378,091
Anchor Bancorp Wisconsin, Inc.		1,411	39,663
Associated Banc Corporation		5,110	159,585
Astoria Financial Corporation		4,671	118,176
BB&T Corporation		24,154	943,938
Banc Corporation	*	895	9,192
BancFirst Corporation		321	22,155
Bancorpsouth, Inc.		3,611	74,531
BancTrust Financial Group, Inc.		1,600	32,384
Bank Mutual Corporation		3,756	44,396
Bank of America Corporation		177,010	7,806,141
Bank of Hawaii Corporation		2,494	112,878
Bank of New York Company, Inc. (The)		33,799	981,861
BankAtlantic Bancorp, Inc. Class A		2,210	38,454
Bankunited Financial Corporation Class A	*	793	21,300
Bay View Capital Corporation		277	4,435
Blue River Bancshares, Inc.	*	2,545	13,310
BOK Financial Corporation	*	1,765	71,800
Boston Private Financial Holdings, Inc.	†	1,297	30,804
Brookline Bancorp, Inc.	†	3,765	56,098
Bryn Mawr Bank Corporation		1,058	21,604
Capital Bank Corporation		1,282	21,281
Capital City Bank Group, Inc.		891	36,094
Capital Crossing Bank	*	1,680	55,272
Capital One Financial Corporation	†	10,482	783,739
Capitol Federal Financial		2,115	73,264
Cardinal Financial Corporation	*	1,142	10,506
Cascade Bancorp		1,753	34,026
Cascade Financial Corporation		851	15,743
Cathay General Bancorp		2,082	65,583
Central Pacific Financial Corporation		929	31,261
CFS Bancorp, Inc.		1,873	25,641
Charter Financial Corporation		350	11,679
Chemical Financial Corporation		1,552	50,448
Chester Valley Bancorp		770	19,635
Chittenden Corporation		2,222	57,928
CIT Group, Inc.		8,482	322,316
Citigroup, Inc.		225,965	10,154,867
Citizens Banking Corporation		2,069	60,746
Citizens First Financial Corporation		761	25,592
City Bank, Lynnwood, WA		1,097	35,477
City Holding Company		250	7,384
City National Corporation		2,199	153,534
Coastal Financial Corporation		1,614	24,275
CoBiz, Inc.		1,063	20,601
Colonial BancGroup, Inc. (The)		5,643	115,794
Comerica, Inc.		6,877	378,785
Commerce Bancorp, Inc.	†	6,314	205,016
Commerce Bancshares, Inc.		3,273	157,759
Commercial Capital Bancorp, Inc.	†	1,127	22,934
Commercial Federal Corporation		1,850	51,152
Community Bank System, Inc.		1,402	32,120
Community Trust Bancorp, Inc.		665	19,159
Compass Bancshares, Inc.	†	4,769	216,513
CompuCredit Corporation	*	1,983	52,787
Corus Bankshares, Inc.		1,651	78,736
Cullen/Frost Bankers, Inc.		2,502	112,965
CVB Financial Corporation		2,971	53,894
Dime Community Bancshares		1,638	24,898
Downey Financial Corporation		1,038	63,868
Eastern Virginia Bankshares, Inc.		700	16,065
East-West Bancorp, Inc.		2,200	81,224

66	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Equitex, Inc.	*	528	$2,244
Euronet Worldwide, Inc.	*	1,056	30,149
Farmers Capital Bank Corporation		1,113	37,619
Fidelity Bankshares, Inc.		2,263	52,004
Fidelity Southern Corporation		1,381	23,201
Fifth Third Bancorp	†	21,849	939,070
Financial Federal Corporation	†	1,009	35,688
Financial Institutions, Inc.		749	14,838
First Bancorp North Carolina		643	14,558
First Bancorp Puerto Rico		1,623	68,572
First Charter Corporation		843	19,043
First Citizens BancShares, Inc. Class A		454	66,457
First Commonwealth Financial Corporation		5,133	70,322
First Community Bancorp		894	39,604
First Financial Bancorp		1,895	34,584
First Financial Bankshares, Inc.		250	11,157
First Financial Service Corporation		303	7,878
First Horizon National Corporation	†	5,607	228,710
First Merchants Corporation		874	22,637
First Midwest Bancorp, Inc.		2,002	65,025
First Niagara Financial Group, Inc.		6,999	92,457
First Oak Brook Bancshares Class A		771	22,583
First of Long Island Corporation (The)		493	20,864
First Republic Bank		1,336	43,246
FirstBank NW Corporation		199	5,572
FirstFed Financial Corporation	*	922	47,031
FirstMerit Corporation		3,895	104,230
Flagstar Bancorp, Inc.		2,110	41,250
FMS Financial Corporation		500	9,860
FNB Corporation		3,344	64,038
Fremont General Corporation	†	2,929	64,409
Frontier Financial Corporation		1,002	37,976
Fulton Financial Corporation		4,978	108,471
Glacier Bancorp, Inc.		945	28,822
Gold Banc Corporation, Inc.		1,334	18,716
Golden West Financial Corporation		13,210	799,205
Greater Bay Bancorp		2,213	54,019
Hallwood Group, Inc.	*	100	13,000
Hancock Holding Company		1,752	56,940
Harbor Florida Bancshares, Inc.		2,091	71,303
Harleysville National Corporation		1,099	23,354
Harrington West Financial Group, Inc.		1,171	19,392
Heritage Financial Corporation		317	7,132
Hibernia Corporation Class A		5,830	186,618
Home City Financial Corporation		434	6,584
Horizon Financial Services Corporation		450	6,750
Hudson City Bancorp, Inc.		2,924	106,872
Hudson United Bancorp		2,196	77,409
Huntington Bancshares, Inc.	†	9,498	227,002
Independence Community Bank Corporation		3,416	133,224
Independent Bank Corporation (Massachusetts)		874	25,346
Independent Bank Corporation (Michigan)		1,886	54,260
IndyMac Bancorp, Inc.		2,523	85,782
Integra Bank Corporation		848	18,775
International Bancshares Corporation		2,363	81,925
Investors Financial Services Corporation		2,840	138,904
Irwin Financial Corporation		1,296	29,834
JP Morgan Chase & Company		155,036	5,364,246
KeyCorp		17,394	564,435
KNBT Bancorp, Inc.		1,002	15,331
M&T Bank Corporation		4,075	415,894
MBNA Corporation		49,120	1,205,896
MAF Bancorp, Inc.		1,245	51,717
Main Street Banks, Inc.		500	13,240
Marshall & IIsley Corporation	†	9,395	392,241
Matrix Bancorp, Inc.	*	973	12,162
MB Financial, Inc.		760	29,108
Medallion Financial Corporation		958	8,756
Mellon Financial Corporation		17,152	489,518
Mercantile Bankshares Corporation		3,471	176,535
Merchants Bancshares, Inc.		571	15,303
Metris Companies, Inc.	*	2,254	26,124
Midsouth Bancorp, Inc.		363	9,765
MidWestOne Financial Group, Inc.		582	10,185
Mitcham Industries, Inc.	*	1,100	7,678
NASB Financial, Inc.		528	20,909
National City Corporation		26,434	885,539
National Penn Bancshares, Inc.		1,303	32,015
NBT Bancorp, Inc.		1,000	22,410
Nelnet, Inc. Class A	*	481	15,310
Netbank, Inc.		2,850	24,168
New York Community Bancorp, Inc.	†	10,860	197,218
NewAlliance Bancshares, Inc.		4,600	64,400
North Fork Bancorp, Inc.		19,396	538,045
Northern States Financial Corporation		772	21,562
Northern Trust Corporation		8,643	375,452
Northwest Bancorp, Inc.		2,048	43,848
Ocwen Financial Corporation	*†	3,358	27,099
Old National Bancorp		3,552	72,106
PNC Financial Services Group, Inc.		12,306	633,513
Pacific Capital Bancorp		1,724	51,341
Pacific Premier Bancorp, Inc.	*	976	10,736
Park National Corporation		728	81,900
Parkvale Financial Corporation		616	17,125
Peoples Bancorp, Inc.		814	21,897
People’s Bank		4,006	164,046
Peoples Financial Corporation		883	16,093
PFF Bancorp, Inc.		1,096	30,250
Popular, Inc. (Puerto Rico)		10,296	250,399
Premier Community Bankshares, Inc.		933	18,002
PrivateBancorp, Inc.		1,200	37,692
Provident Bancorp, Inc.		3,670	44,921

See accompanying notes to schedule of investments.	67

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Provident Bankshares Corporation		1,369	$45,122
Provident Financial Services, Inc.		943	16,125
Providian Financial Corporation	*	12,047	206,727
R&G Financial Corporation Class B (Puerto Rico)		1,555	48,469
Regions Financial Corporation		20,065	650,106
Republic Bancorp, Inc.		3,413	46,212
Republic Bancorp, Inc. Class A		1,455	32,329
Riggs National Corporation		1,485	28,349
Royal Bancshares of Pennsylvania Class A		824	18,713
S&T Bancorp, Inc.		1,868	66,127
Sandy Spring Bancorp, Inc.		344	11,118
Santander Bancorp (Puerto Rico)	†	1,280	33,702
Shore Bancshares, Inc.		551	17,136
Silicon Valley Bancshares	*	1,437	63,314
Simmons First National Corporation Class A		911	22,611
Sky Financial Group, Inc.		4,278	114,736
SLM Corporation		18,209	907,537
South Financial Group, Inc. (The)	†	2,799	85,481
SouthFirst Bancshares, Inc.		400	5,928
Southwest Bancorp of Texas, Inc.		3,298	60,518
Sovereign Bancorp, Inc.		16,036	355,358
State Street Corporation		14,568	636,913
Sterling Bancorp, NY		1,406	34,124
Sterling Bancshares, Inc.		1,615	22,933
Sterling Financial Corporation (Pennsylvania)		1,246	32,421
Sterling Financial Corporation (Washington)	*	1,509	53,871
Student Loan Corporation		207	43,265
Suffolk Bancorp		1,100	36,333
Suntrust Banks, Inc.		14,998	1,080,906
Susquehanna Bancshares, Inc.		2,932	71,482
Synovus Financial Corporation		12,520	348,807
TCF Financial Corporation	†	6,104	165,724
TD Banknorth, Inc.	*†	3,906	122,023
Texas Regional Bancshares, Inc. Class A		2,100	63,231
Tompkins Trustco, Inc.		605	25,743
Trustco Bank Corporation		3,435	39,468
Trustmark Corporation		2,435	70,615
U.S. Bancorp		81,834	2,358,456
UCBH Holdings, Inc.	†	1,826	72,857
UMB Financial Corporation		995	56,635
Umpqua Holdings Corporation		1,151	26,876
UnionBanCal Corporation		2,177	133,341
United Bankshares, Inc.		2,134	70,721
United Community Banks, Inc.		2,188	51,921
United Tennessee Bankshares, Inc.		550	10,257
Unizan Financial Corporation		1,593	41,418
Valley National Bancorp		4,674	120,496
W Holding Company, Inc. (Puerto Rico)		8,055	81,114
WFS Financial, Inc.		882	38,058
Wachovia Corporation		69,964	3,561,867
Washington Federal, Inc.		3,379	78,764
Washington Mutual, Inc.		38,020	1,501,790
Washington Trust Bancorp, Inc.		500	13,740
Webster Financial Corporation		2,393	108,666
Wells Fargo & Company		73,412	4,390,038
Wesbanco, Inc.		1,699	46,739
Westamerica Bancorporation		1,628	84,282
Westcorp		2,052	86,697
Westfield Financial, Inc.		1,240	31,000
Whitney Holding Corporation		1,581	70,370
Wilmington Trust Corporation		3,204	112,460
Wintrust Financial Corporation		1,017	47,891
World Acceptance Corporation	*	639	16,307
Zions Bancorp		4,029	278,082

			64,017,811

Beverages, Food & Tobacco—4.6%
Altria Group, Inc.		89,285	5,838,346
American Italian Pasta Company Class A		721	19,755
Anheuser-Busch Companies, Inc.		34,910	1,654,385
Archer-Daniels-Midland Company	†	25,537	627,699
Bridgford Foods Corporation	*	559	5,025
Brown-Forman Corporation Class B		2,437	133,426
Bunge Ltd.	†	4,700	253,236
Campbell Soup Company		11,026	319,975
Central European Distribution Corporation	*	435	14,481
Chiquita Brands International, Inc.		2,150	57,577
Coca-Cola Bottling Company Consolidated		437	22,859
Coca-Cola Company (The)		97,829	4,076,534
Coca-Cola Enterprises, Inc.		10,775	221,103
ConAgra Foods, Inc.		21,479	580,363
Constellation Brands, Inc. Class A	*	4,048	214,018
Corn Products International, Inc.		3,164	82,232
Dean Foods Company	*	6,281	215,438
Del Monte Foods Company	*	8,204	89,013
Delta & Pine Land Company		1,668	45,036
Farmer Brothers Company		930	22,273
Flowers Foods, Inc.		1,840	51,906
Fresh Del Monte Produce, Inc. (Cayman Islands)		2,467	75,293
Gardenburger, Inc.	*	1,509	107
General Mills, Inc.		15,493	761,481
Green Mountain Coffee Roasters, Inc.	*	500	12,000
Griffin Land & Nurseries, Inc.	*	650	16,900
H.J. Heinz Company		15,302	563,726
Hain Celestial Group, Inc.	*	1,426	26,581
Hansen Natural Corporation	*	1,435	86,200
Hershey Foods Corporation	†	8,500	513,910
Hormel Foods Corporation		3,195	99,396
JM Smucker Company (The)	†	2,614	131,484
Kellogg Company		10,337	447,282
Kraft Foods, Inc. Class A	†	11,257	372,044
Lancaster Colony Corporation		1,389	59,102
Lance, Inc.		1,370	22,016
M&F Worldwide Corporation	*	780	10,405
Margo Caribe, Inc. (Puerto Rico)	*†	1,058	8,253
McCormick & Company, Inc.	†	5,759	198,282

68	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Molson Coors Brewing Company—Class B		2,911	$224,642
Northland Cranberries, Inc. Class A		266	102
Peet’s Coffee & Tea, Inc.	*†	637	15,702
Pepsi Bottling Group, Inc.		7,106	197,902
PepsiAmericas, Inc.		3,031	68,682
Pepsico, Inc.		73,739	3,910,379
Performance Food Group Company	*	1,907	52,786
Pilgrim’s Pride Corporation		2,476	88,443
Poore Brothers, Inc.	*	5,272	16,085
Ralcorp Holdings, Inc.		1,228	58,146
RJ Reynolds Tobacco Holding, Inc.		3,712	299,150
Safeway, Inc.	*	17,256	319,754
Sanderson Farms, Inc.		864	37,333
Sara Lee Corporation		32,793	726,693
Scheid Vineyards, Inc. Class A	*†	1,626	10,162
Seaboard Corporation		83	89,059
Smart & Final, Inc.	*	1,915	23,286
Smithfield Foods, Inc.	*	4,682	147,717
Supervalu, Inc.		5,566	185,626
Sysco Corporation	†	26,855	961,409
Tootsie Roll Industries, Inc.		2,440	73,202
Topps Company, Inc. (The)		2,255	20,769
Tyson Foods, Inc. Class A		14,431	240,709
UST, Inc.		6,881	355,748
United Natural Foods, Inc.	*	1,912	54,741
Universal Corporation		1,078	49,340
Vector Group Ltd.	†	2,066	31,775
WM Wrigley Jr. Company		6,126	401,682

			26,610,166

Building Materials—1.2%
Amcol International Corporation		1,186	22,249
Andersons, Inc.		1,050	32,550
Carbo Ceramics, Inc.		758	53,174
Champion Enterprises, Inc.	*†	2,559	24,055
Chemed Corporation		581	44,435
Chindex International, Inc.	*†	548	3,387
Comfort Systems USA, Inc.	*	2,179	16,887
Conceptus, Inc.	*†	1,047	8,167
Digi International, Inc.	*	1,976	27,111
Eagle Materials, Inc.		861	69,689
ElkCorp		938	36,075
EP Medsystems, Inc.	*	5,240	15,615
Florida Rock Industries, Inc.		1,798	105,758
Home Depot, Inc.		96,714	3,698,343
Ikon Office Solutions, Inc.		5,770	57,065
Imagistics International, Inc.	*	962	33,603
Ingram Micro, Inc. Class A	*	6,500	108,355
Insight Enterprises, Inc.	*	2,054	36,068
Integrated Electrical Services, Inc.	*	1,846	5,095
Jewett-Cameron Trading Ltd. (Canada)	*	1,050	6,930
Lafarge North America, Inc.		1,276	74,582
Louisiana-Pacific Corporation	†	4,396	110,515
Lowe’s Companies, Inc.		31,030	1,771,503
Med-Design Corporation	*	1,163	942
Microtek Medical Holdings, Inc.	*	1,250	4,475
Neoforma, Inc.	*†	885	7,036
Noland Company	†	181	8,576
Nyer Medical Group, Inc.	*	2,532	7,621
Owens & Minor, Inc.		1,623	44,064
PSS World Medical, Inc.	*	3,574	40,636
Patterson Cos., Inc.	*†	5,546	277,023
Performance Technologies, Inc.	*	793	5,281
Precis, Inc.	*	3,538	6,000
Programmers Paradise, Inc.		1,787	22,266
Quanta Services, Inc.	*†	4,702	35,876
Rock of Ages Corporation		1,387	9,154
Tech Data Corporation	*†	2,057	76,232
USG Corporation	*†	1,674	55,510
Vulcan Materials Company		4,221	239,879

			7,201,782

Chemicals—1.7%
A. Schulman, Inc.		1,444	25,154
AEP Industries, Inc.	*	372	7,310
Air Products & Chemicals, Inc.		9,030	571,509
Airgas, Inc.		3,075	73,462
Albemarle Corporation		1,856	67,484
Applied Films Corporation	*	564	13,040
Arch Chemicals, Inc.		1,211	34,477
Atlantis Plastics, Inc. Class A	*†	417	9,904
Avery Dennison Corporation		4,185	259,177
Cabot Corporation		2,693	90,027
Cabot Microelectronics Corporation	*†	1,049	32,918
Church & Dwight, Inc.		2,569	91,122
Cooper Tire & Rubber Company	†	3,066	56,292
Crompton Corporation	†	4,203	61,364
Cytec Industries, Inc.		1,644	89,187
Dow Chemical Company (The)		40,898	2,038,765
Eastman Chemical Company		3,211	189,449
Ecolab, Inc.		8,093	267,474
EI Du Pont de Nemours & Company		43,462	2,226,993
Empire Financial Holding Company	*	1,550	1,472
FMC Corporation	*	1,668	89,155
Female Health Company (The)	*†	4,531	8,858
Flamemaster Corporation		630	4,095
Foamex International, Inc.	*	1,061	2,111
Georgia Gulf Corporation		1,268	58,303
Great Lakes Chemical Corporation		2,101	67,484
HB Fuller Company		1,285	37,265
Hercules, Inc.	*	4,606	66,695
Huntsman Corporation	*†	2,600	60,632
International Flavors & Fragrances, Inc.		3,885	153,457
International Smart Sourcing, Inc.	*	8,975	4,712
Landec Corporation	*	986	7,178
LSB Industries, Inc.	*	1,411	10,385
Lubrizol Corporation		1,819	73,924
Lyondell Chemical Company		10,168	283,891
MacDermid, Inc.		1,456	47,320
Minerals Technologies, Inc.		868	57,097
Monsanto Company		11,673	752,909
Mosaic Company (The)	*	4,509	76,924
Myers Industries, Inc.		1,716	24,213
NL Industries, Inc.	*	2,111	48,764
NuCo2, Inc.	*	1,261	33,164

See accompanying notes to schedule of investments.	69

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Olin Corporation		2,796	$62,351
OM Group, Inc.	*	1,147	34,892
Omnova Solutions, Inc.	*	6,478	34,787
PPG Industries, Inc.		7,052	504,359
Penford Corporation		785	12,756
Pharmos Corporation	*	6,875	4,331
PolyOne Corporation	*	2,862	25,415
Praxair, Inc.		13,493	645,775
Scotts Company (The) Class A	*	1,431	100,499
Sensient Technologies Corporation		2,027	43,702
Spartech Corporation		1,451	28,802
Stepan Company		556	13,072
SurModics, Inc.	*†	675	21,539
Trex Company, Inc.	*	731	32,464
Tupperware Corporation		2,427	49,414
Unifi, Inc.	*	2,629	8,807
USEC, Inc.	†	2,637	42,930
Valhi, Inc.		2,811	55,236
Wellman, Inc.		1,509	21,820
West Pharmaceutical Services, Inc.		1,704	40,726

			9,958,793

Coal—0.1%
Alpha Natural Resources, Inc.	*	1,280	36,698
Arch Coal, Inc.	†	2,058	88,515
Consol Energy, Inc.	†	3,731	175,432
Peabody Energy Corporation		5,912	274,080

			574,725

Commercial Services—2.0%
aaiPharma, Inc.	*†	1,299	922
Aaron Rents, Inc.	†	1,939	38,780
ABM Industries, Inc.		2,291	44,056
Accelrys, Inc.	*	1,145	6,790
Administaff, Inc.		1,143	16,688
Advisory Board Company (The)	*	950	41,515
Advo, Inc.		1,276	47,786
Affymetrix, Inc.	*†	2,525	108,171
Akamai Technologies, Inc.	*†	5,664	72,103
Allied Waste Industries, Inc.	*†	13,285	97,113
Ambassadors International, Inc.		523	7,338
Amerco, Inc.	†	805	37,271
AMN Healthcare Services, Inc.	*†	1,507	23,976
Amylin Pharmaceuticals, Inc.	*†	3,885	67,949
Angelica Corporation		510	14,280
Antigenics, Inc.	*†	1,707	11,437
APAC Customer Services, Inc.	*	1,972	2,465
Apollo Group, Inc. Class A	*	7,318	541,971
Applera Corporation Celera Genomics Group	*	3,028	31,037
Ariad Pharmaceuticals, Inc.	*	1,662	9,307
Artemis International Solutions Corporation	*	555	1,665
Asset Acceptance Capital Corporation	*	27	515
Axonyx, Inc.	*	2,772	3,410
BISYS Group, Inc. (The)	*	5,178	81,191
Bandag, Inc.	†	1,000	46,980
Barrett Business Services, Inc.	*	2,600	57,044
BearingPoint, Inc.	*	8,105	71,081
Bowne & Company, Inc.		1,575	23,688
Bright Horizons Family Solutions, Inc.	*	1,208	40,758
Brink’s Company (The)		2,360	81,656
Career Education Corporation	*	4,167	142,761
CDI Corporation		1,131	25,029
Celgene Corporation	*	6,706	228,339
Cendant Corporation		44,243	908,751
Central Parking Corporation		1,898	32,608
Cenveo, Inc.	*	2,792	15,747
Charles River Associates, Inc.	*†	986	48,659
Cintas Corporation	†	6,587	272,109
Ciphergen Biosystems, Inc.	*	1,500	4,155
Coinstar, Inc.	*	1,075	22,790
Consolidated Graphics, Inc.	*	776	40,818
Convergys Corporation	*	5,933	88,580
Corinthian Colleges, Inc.	*†	3,624	56,969
Corporate Executive Board Company		1,507	96,373
Courier Corporation		283	14,841
Critical Path, Inc.	*†	623	449
CuraGen Corporation	*†	1,768	7,355
CV Therapeutics, Inc.	*	1,424	28,993
Cytyc Corporation	*	4,240	97,562
DataTRAK International, Inc.	*†	2,616	43,949
DeVry, Inc.	*	2,980	56,382
DiamondCluster International, Inc. Class A	*	1,431	23,039
Digitas, Inc.	*	2,891	29,199
Diversa Corporation	*	1,790	8,914
Dollar Thrifty Automotive Group, Inc.	*	1,057	34,648
Dun & Bradstreet Company	*	2,641	162,289
Duratek, Inc.	*	1,215	24,239
EGL, Inc.	*	1,861	42,431
Edgewater Technology, Inc.	*	1,533	6,408
Education Management Corporation	*	3,086	86,254
eFunds Corporation	*	2,250	50,220
Ennis Business Forms, Inc.		695	11,759
EntreMed, Inc.	*†	1,390	2,919
EPIQ Systems, Inc.	*	725	9,410
Equifax, Inc.		4,973	152,621
eResearch Technology, Inc.	*†	2,056	24,220
Exact Sciences Corporation	*	1,250	4,462
Exelixis, Inc.	*	2,695	18,272
First Aviation Services, Inc.	*	1,818	8,545
First Consulting Group, Inc.	*	1,097	5,704
Fluor Corporation		3,405	188,739
Forrester Research, Inc.	*	963	13,559
FTI Consulting, Inc.	*†	1,735	35,810
G&K Services, Inc. Class A		1,008	40,612
Gene Logic, Inc.	*	950	2,983
Genencor International, Inc.	*	2,250	43,267
Gen-Probe, Inc.	*	1,849	82,391
Gevity HR, Inc.		964	18,432
Greg Manning Auctions, Inc.	*	951	9,577
H&R Block, Inc.	†	6,899	348,951
Harris Interactive, Inc.	*	2,730	12,585
Healthcare Services Group, Inc.		1,660	40,255
Heidrick & Struggles International, Inc.	*	865	31,806

70	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Hewitt Associates, Inc. Class A	*†	2,317	$61,632
Icos Corporation	*†	2,748	61,720
I-many, Inc.	*	951	1,512
Incyte Corporation	*†	3,102	21,187
Internet Capital Group, Inc.	*	49	344
iPayment, Inc.	*	691	29,160
IPIX Corporation	*†	1,024	2,970
Iron Mountain, Inc.	*†	4,764	137,394
Isis Pharmaceuticals, Inc.	*†	2,216	8,576
ITT Educational Services, Inc.	*†	1,873	90,840
Jacobs Engineering Group, Inc.	*	1,919	99,634
John H. Harland Company		1,281	44,015
Kelly Services, Inc. Class A		1,173	33,771
Kforce.com, Inc.	*	297	3,264
Korn Ferry International	*	1,624	30,905
Kosan Biosciences, Inc.	*	2,000	8,200
Labor Ready, Inc.	*†	2,485	46,345
Landauer, Inc.		598	28,429
Laureate Education, Inc.	*	1,885	80,659
Learning Tree International, Inc.	*	766	11,038
LECG Corporation	*	73	1,431
Lexicon Genetics, Inc.	*	2,343	11,973
LifeCell Corporation	*	1,119	9,959
Lionbridge Technologies, Inc.	*	1,165	6,629
Luminex Corporation	*	1,070	8,057
Magellan Health Services, Inc.	*	1,400	47,670
Management Network Group, Inc.	*	1,600	3,792
Manpower, Inc.	†	3,593	156,367
Maxim Pharmaceuticals, Inc.	*	3,682	6,480
Maximus, Inc.		1,052	35,231
Maxygen, Inc.	*	1,231	10,562
Medical Staffing Network Holdings, Inc.	*	1,686	11,144
Midas, Inc.	*	1,277	29,154
Millennium Cell, Inc.	*†	1,700	3,519
MoneyGram International, Inc.		3,750	70,837
Moody’s Corporation		5,874	474,972
MPS Group, Inc.	*	3,706	38,950
MPW Industrial Services Group, Inc.	*	547	1,296
MSGI Security Solutions, Inc.	*	938	6,800
MTC Technologies, Inc.	*	619	20,117
Myriad Genetics, Inc.	*	1,210	22,252
NCO Group, Inc.	*	1,314	25,689
National Research Corporation		1,250	16,989
Navigant Consulting, Inc.	*	2,313	62,983
NDCHealth Corporation		1,464	23,395
NeoPharm, Inc.	*†	964	7,490
NetRatings, Inc.	*	1,164	17,751
Neurogen Corporation	*	1,872	13,254
New Horizons Worldwide, Inc.	*	804	3,217
NexPrise, Inc.	*	1,729	329
Omnicell, Inc.	*	783	5,645
On Assignment, Inc.	*	1,243	6,339
Online Resources Corporation	*	700	6,167
Opsware, Inc.	*	2,730	14,087
Oscient Pharmaceuticals Corporation	*	1,510	3,533
Overland Storage, Inc.	*	481	7,061
Paychex, Inc.		15,045	493,777
PDI, Inc.	*	703	14,411
Pegasystems, Inc.	*	2,141	11,519
Perma-Fix Environmental Services	*	5,502	9,904
Per-Se Technologies, Inc.	*	1,329	20,400
Pfsweb, Inc.	*	5,683	14,776
Pharmaceutical Product Development, Inc.	*	2,368	114,730
PHH Corp.	*	2,212	48,376
Portfolio Recovery Associates, Inc.	*	504	17,151
Possis Medical, Inc.	*	1,278	10,697
Pre-Paid Legal Services, Inc.	†	779	26,361
Presstek, Inc.	*	945	7,295
PRG-Schultz International, Inc.	*	1,911	9,574
Princeton Review, Inc.	*	818	4,507
Prosoft Learning Corp.	*	223	190
Ramtron International Corporation	*	1,920	6,259
RCM Technologies, Inc.	*	1,593	8,029
Regeneration Technologies, Inc.	*	807	8,320
Regis Corporation		1,818	74,411
Rent-A-Center, Inc.	*	3,377	92,226
Rent-Way, Inc.	*	1,060	8,692
Republic Services, Inc.		5,629	188,459
Res-Care, Inc.	*	1,222	15,287
Resources Connection, Inc.	*†	2,060	43,116
Rewards Network, Inc.	*	1,127	4,688
Robert Half International, Inc.	†	7,107	191,605
Rollins, Inc.		3,561	66,235
RR Donnelley & Sons Company		8,887	281,007
Ryder System, Inc.		2,660	110,922
Savient Pharmaceuticals, Inc.	*	1,389	3,820
Sequenom, Inc.	*	1,843	1,935
Service Corporation International	*	11,775	88,077
ServiceMaster Company (The)		11,826	159,651
SFBC International, Inc.	*	576	20,298
Sitel Corporation	*	2,384	4,673
Sotheby’s Holdings, Inc. Class A	*	2,623	44,486
Sourcecorp, Inc.	*	748	15,065
Spherion Corporation	*	2,689	20,141
Standard Register Company (The)		1,650	20,542
StarTek, Inc.		994	16,699
Stericycle, Inc.	*	1,569	69,350
Strayer Education, Inc.		551	62,439
SupportSoft, Inc.	*	1,562	8,247
Symyx Technologies, Inc.	*	1,374	30,297
Synagro Technologies, Inc.	*	3,224	15,153
Tejon Ranch Company	*†	762	33,985
TeleTech Holdings, Inc.	*	2,738	35,375
Telik, Inc.	*	1,748	26,360
Tetra Tech, Inc.	*	2,114	26,679
Transkaryotic Therapies, Inc.	*	1,551	38,721
TRC Companies, Inc.	*	327	4,807
Trimeris, Inc.	*	1,214	13,670
United Rentals, Inc.	*	3,294	66,572

See accompanying notes to schedule of investments.	71

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

UnitedGlobalCom, Inc. Class A	*	11,420	$108,033
Universal Compression Holdings, Inc.	*	1,492	56,502
Universal Technical Institute, Inc.	*	418	15,382
URS Corporation	*	1,582	45,482
Valassis Communications, Inc.	*	2,236	78,171
Varsity Group, Inc.	*	2,747	19,229
Vertrue, Inc.	*†	749	26,545
Viad Corporation	†	937	25,205
ViroLogic, Inc.	*	2,414	5,769
Volt Information Sciences, Inc.	*	833	20,117
Waste Connections, Inc.	*	1,575	54,731
Waste Industries USA, Inc.		1,296	18,014
Waste Management, Inc.		25,271	729,068
Watson Wyatt & Company Holdings		1,600	43,520
Weight Watchers International, Inc.	*†	1,826	78,481
Westaff, Inc.	*	942	3,024
Wind River Systems, Inc.	*	3,206	48,346
World Fuel Services Corporation		960	30,240
WRIGHT EXPRESS	*	1,750	29,925
Xanser Corporation	*	1,100	3,520

			11,598,668

Communications—1.6%
ADC Telecommunications, Inc.	*	33,414	66,494
Ace*Comm Corporation	*	3,033	9,645
Airnet Communications Corporation	*	131	136
AltiGen Communications, Inc.	*	4,109	12,122
American Tower Corporation Class A	*	8,711	158,802
Anadigics, Inc.	*	957	1,378
Andrea Electronics Corporation	*	1,298	73
Andrew Corporation	*	6,376	74,663
Anixter International, Inc.	*†	1,723	62,286
Applied Innovation, Inc.	*	500	1,725
Applied Signal Technology, Inc.		1,237	28,327
Arris Group, Inc.	*†	2,896	20,011
Avaya, Inc.	*	17,294	201,994
Avici Systems, Inc.	*†	711	3,057
Avistar Communications Corporation	*	774	1,571
Blonder Tongue Laboratories	*	2,285	8,272
Brillian Corporation	*	180	319
Broadwing Corporation	*†	1,358	5,622
CalAmp Corporation	*	550	3,344
Carrier Access Corporation	*	1,178	7,021
C-COR.net Corporation	*	1,547	9,406
Celeritek, Inc.		600	480
Centillium Communications, Inc.	*	1,588	4,065
Checkpoint Systems, Inc.	*	1,441	24,324
Ciena Corporation	*	19,667	33,827
Comtech Telecommunications	*	900	46,890
Comverse Technology, Inc.	*	7,999	201,735
Concord Communications, Inc.	*	822	8,319
Copper Mountain Networks, Inc.	*†	197	199
Corning, Inc.	*	60,583	674,289
Crown Castle International Corporation	*	8,983	144,267
CT Communications, Inc.		214	2,253
Cubic Corporation		1,692	32,046
Digital Lightwave, Inc.	*†	2,931	2,315
Ditech Communications Corporation	*	1,360	16,959
EndWave Corporation	*†	911	21,645
Foundry Networks, Inc.	*	5,421	53,668
Glenayre Technologies, Inc.	*	2,143	3,836
Harmonic, Inc.	*	2,820	26,959
Harris Corporation		6,090	198,838
Hungarian Telephone & Cable Corporation	*†	712	12,695
ID Systems, Inc.	*	2,016	22,337
InterDigital Communications Corporation	*	2,803	42,942
International Electronics, Inc.	*	1,150	2,587
Inter-Tel, Inc.		1,334	32,683
InterVoice, Inc.	*	1,395	15,666
Intraware, Inc.	*	7,832	5,169
L-3 Communications Holdings, Inc.		5,024	356,804
Lifeline Systems, Inc.	*	1,214	36,808
Lucent Technologies, Inc.	*†	174,603	480,158
McData Corporation Class A	*	4,166	15,706
MDI, Inc.	*	271	173
Metro One Telecommunications	*†	957	1,281
Mindspeed Technologies, Inc.	*†	4,009	8,940
Motorola, Inc.		101,990	1,526,790
Network Appliance, Inc.	*†	14,316	395,981
NMS Communications Corporation	*	1,250	5,362
On2 Technologies, Inc.	*	4,620	2,957
Openwave Systems, Inc.	*	2,570	31,328
P-Com, Inc.	*	13	2
Peco II, Inc.	*	657	703
Plantronics, Inc.		1,826	69,534
Polycom, Inc.	*	4,177	70,800
Powerwave Technologies, Inc.	*	2,064	15,975
Premiere Global Services, Inc.	*	2,174	24,610
Qualcomm, Inc.		70,798	2,594,747
Remec, Inc.	*	2,416	12,756
SBA Communications Corporation	*	1,350	12,366
Scientific-Atlanta, Inc.		6,300	177,786
SeaChange International, Inc.	*	958	12,406
Sirius Satellite Radio, Inc.	*†	47,469	266,776
Socket Communications, Inc.	*†	1,300	1,950
Sonus Networks, Inc.	*	10,700	45,368
Spectralink Corporation		1,133	15,998
Spectrasite, Inc.	*	2,000	115,940
Standard Microsystems Corporation	*	806	13,992
Stratex Networks, Inc.	*	2,680	4,931

72	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Tekelec	*	2,569	$40,950
Tellabs, Inc.	*	19,143	139,744
Terayon Corporation	*	2,830	8,716
Titan Corporation	*	3,313	60,164
Tollgrade Communications, Inc.	*	601	4,147
Tut Systems, Inc.	*	1,350	3,253
Ulticom, Inc.	*	1,583	17,619
Universal Security Instruments, Inc.	*	1,400	21,448
Utstarcom, Inc.	*†	4,555	49,877
Verisity Ltd.	*	1,754	20,925
Verso Technologies, Inc.	*	8,092	2,913
Viasat, Inc.	*	1,190	22,241
Westell Technologies, Inc. Class A	*	1,821	10,034
XM Satellite Radio Holdings, Inc. Class A	*†	8,921	281,011
Zhone Technologies, Inc.	*	3,915	9,983
Zix Corporation	*†	1,015	3,796
Zoom Telephonics, Inc.	*	2,711	7,645

			9,330,655

Computer Software & Processing—5.6%
3D Systems Corporation	*	1,158	21,851
Accelr8 Technology Corporation	*	5	13
Activision, Inc.	*	7,136	105,613
Actuate Corporation	*	2,084	5,002
Acxiom Corporation		3,451	72,229
Adobe Systems, Inc.		10,410	699,240
Advent Software, Inc.	*	1,451	26,379
Aether Systems, Inc.	*	1,368	4,569
Affiliated Computer Services, Inc. Class A	*†	5,361	285,420
Agile Software Corporation	*	2,086	15,186
Alliance Data Systems Corporation	*	3,255	131,502
Altiris, Inc.	*†	974	23,230
America Online Latin America, Inc.	*	4,698	658
American Access Technologies, Inc.	*	1,400	2,170
American Software, Inc. Class A		1,950	12,655
AMICAS, Inc.	*	1,846	6,793
answerthink, Inc.	*	1,140	4,708
Ansys, Inc.	*	1,198	40,984
Anteon International Corporation	*	1,600	62,288
Applied Digital Solutions, Inc.	*†	195	675
Applix, Inc.	*	6,240	37,596
Apropos Technology, Inc.	*	900	2,700
Arbitron, Inc.		1,298	55,684
Ariba, Inc.	*	2,075	16,102
Art Technology Group, Inc.	*	8,333	8,750
Ascential Software Corporation	*	2,417	44,787
Ask Jeeves, Inc.	*	1,676	47,062
Aspect Communications Corporation	*	2,221	23,121
Aspen Technology, Inc.	*	1,529	8,685
At Road, Inc.	*	1,947	7,983
Atari, Inc.	*	4,024	12,716
Audible, Inc.	*	1,213	16,400
Autobytel, Inc.	*†	1,384	6,975
Autodesk, Inc.		9,258	275,518
Automatic Data Processing, Inc.		25,668	1,153,777
Avocent Corporation	*	2,007	51,500
Axeda Systems, Inc.	*	1,300	494
BEA Systems, Inc.	*	16,581	132,151
BMC Software, Inc.	*	9,391	140,865
Bankrate, Inc.	*†	1,083	14,501
BindView Development Corporation	*	2,010	6,593
Blue Coat Systems, Inc.	*†	536	12,596
Blue Martini Software, Inc.	*	1,635	6,393
Borland Software Corporation	*	2,936	23,840
Brady Corporation Class A		2,402	77,705
Bsquare Corporation	*	900	450
CMGI, Inc.	*	10,077	20,960
CNET Networks, Inc.	*†	5,501	51,929
CSG Systems International, Inc.	*	2,153	35,072
CACI International, Inc. Class A	*	1,198	66,166
Cadence Design Systems, Inc.	*†	10,745	160,638
Callidus Software, Inc.	*	172	695
Captaris, Inc.	*	1,164	4,714
Carreker Corporation	*	1,681	9,430
CCC Information Services Group, Inc.	*	884	20,199
Cellular Technical Services Company, Inc.	*	500	485
Ceridian Corporation	*	6,177	105,318
Cerner Corporation	*†	1,522	79,920
Checkfree Corporation	*†	3,356	136,791
Choicepoint, Inc.	*	3,112	124,822
Chordiant Software, Inc.	*	4,648	7,762
Ciber, Inc.	*	2,444	17,768
Citrix Systems, Inc.	*	6,809	162,190
Clinical Data, Inc.		1,332	21,845
Cogent Communications Group, Inc.	*	95	1,187
Cognex Corporation		2,023	50,332
Cognizant Technology Solutions Corporation	*	5,276	243,751
Computer Associates International, Inc.		20,331	550,970
Computer Horizons Corporation	*	1,347	4,917
Computer Sciences Corporation	*	8,174	374,778
Compuware Corporation	*	15,945	114,804
Concur Technologies, Inc.	*	2,083	16,914
Corillian Corporation	*	1,323	4,604
CoStar Group, Inc.	*†	770	28,374
Covansys Corporation	*	1,477	22,029
Cybersource Corporation	*	1,281	6,597
DST Systems, Inc.	*	3,694	170,589
Deluxe Corporation		2,098	83,626
Dendrite International, Inc.	*	1,587	22,281
Digital Insight Corporation	*	1,463	23,993
Digital River, Inc.	*†	1,627	50,697
Digital Video Systems, Inc.	*	383	869
DocuCorp International, Inc.	*	449	3,484
E.piphany, Inc.	*	2,634	9,351
Earthlink, Inc.	*	5,814	52,326
EasyLink Services Corporation Class A	*	233	233
ebix.com, Inc.	*	1,754	17,715
Echelon Corporation	*	1,769	12,100

See accompanying notes to schedule of investments.	73

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Eclipsys Corporation	*	1,846	$28,576
eCollege.com, Inc.	*†	635	8,217
Egain Communications Corporation	*	2,913	2,389
Electro Rent Corporation	*	950	12,749
Electronic Arts, Inc.	*	12,960	671,069
Electronic Data Systems Corporation	†	22,135	457,530
Electronics for Imaging	*	2,638	47,062
Embarcadero Technologies, Inc.	*	1,252	8,251
eMerge Interactive, Inc. Class A	*†	3,367	2,862
Enterasys Networks, Inc.	*	7,461	10,445
Entrust Technologies, Inc.	*	2,200	8,250
Epicor Software Corporation	*	1,693	22,178
eSpeed, Inc. Class A	*	1,470	13,524
Evolving Systems, Inc.	*	1,054	2,820
F5 Networks, Inc.	*	1,332	67,253
Factset Research Systems, Inc.	†	2,190	72,292
Fair Isaac Corporation		3,039	104,663
FalconStor Software, Inc.	*†	1,373	8,197
Filenet Corporation	*	1,659	37,792
FindWhat.com	*	990	10,266
First Data Corporation		37,390	1,469,801
Fiserv, Inc.	*	7,444	296,271
Gartner Group, Inc. Class A	*	4,979	47,649
Gerber Scientific, Inc.	*	1,608	11,706
Google, Inc. Class A	*†	4,100	740,091
GraphOn Corporation	*	1,300	533
GTECH Holdings Corporation	†	4,772	112,285
Hickok, Inc. Class A		1,150	7,302
High Speed Access Corporation	*‡d	4,200	—
Homestore, Inc.	*	6,953	15,436
Hypercom Corporation	*	1,992	9,422
HyperFeed Technologies, Inc.	*	1,613	3,226
Hyperion Solutions Corporation	*	1,685	74,325
IDX Systems Corporation	*	1,281	44,489
IMS Health, Inc.		9,936	242,339
iGate Capital Corporation	*	1,397	5,211
Informatica Corporation	*	3,171	26,224
Inforte Corporation	*	1,897	10,244
Infospace, Inc.	*	1,323	54,018
InfoUSA, Inc.		1,708	17,951
Integral Systems, Inc.		631	14,488
Intelidata Technologies Corporation	*	1,550	449
Intellisync Corporation	*†	1,726	6,317
Interactive Data Corporation	*	3,921	81,361
Interactive Intelligence, Inc.	*	950	4,712
Intergraph Corporation	*†	1,844	53,126
Internap Network Services Corporation	*	11,690	6,897
Internet Security Systems, Inc.	*	2,038	37,295
Intervideo, Inc.	*	500	5,500
Interwoven, Inc.	*	1,908	14,863
Intrado, Inc.	*	989	12,165
Intrusion, Inc.	*	266	570
Intuit, Inc.	*	7,737	338,648
Island Pacific, Inc.	*	1,555	311
iVillage, Inc.	*	3,507	21,358
JDA Software Group, Inc.	*	1,256	17,634
Jack Henry & Associates, Inc.		3,591	64,602
Juniper Networks, Inc.	*	21,310	470,099
Kana Software, Inc.	*†	876	1,480
Keane, Inc.	*	2,631	34,282
Keynote Systems, Inc.	*	1,400	16,618
Knot, Inc. (The)	*	2,304	16,589
Kronos, Inc.	*	1,283	65,574
LivePerson, Inc.	*	3,333	8,766
Looksmart Ltd.	*	2,500	2,225
Loudeye Technologies, Inc.	*†	5,040	7,459
LQ Corp., Inc.	*	161	267
Macromedia, Inc.	*	2,508	84,018
Magma Design Automation, Inc.	*	1,429	16,962
Manhattan Associates, Inc.	*	1,346	27,418
Mantech International Corporation Class A	*	1,217	28,076
Manugistics Group, Inc.	*	2,823	4,743
MAPICS, Inc.	*	1,005	12,794
Mapinfo Corporation	*	811	9,764
McAfee, Inc.	*	6,724	151,693
Mediware Information Systems	*	1,088	11,663
Mentor Graphics Corporation	*†	2,745	37,606
Mercury Interactive Corporation	*	3,735	176,964
MetaSolv, Inc.	*	1,380	3,381
Micromuse, Inc.	*	2,804	12,702
Microsoft Corporation		420,775	10,170,132
MicroStrategy, Inc. Class A	*	513	27,841
Mitek Systems, Inc.	*	3,473	2,848
Mobius Management Systems, Inc.	*	878	5,751
MRO Software, Inc.	*	848	11,897
NCR Corporation	*	7,848	264,792
Napster, Inc.	*†	1,145	7,454
National Instruments Corporation	†	3,414	92,349
Navisite, Inc.	*	3,725	6,258
NAVTEQ Corporation	*	1,700	73,695
Neoware Systems, Inc.	*	900	9,387
NetFlix, Inc.	*†	2,279	24,727
NetGuru, Inc.	*	800	889
NETIQ Corporation	*	2,493	28,495
Netscout Systems, Inc.	*	1,250	5,562
Netsmart Technologies, Inc.	*	505	4,681
NIC, Inc.	*	2,450	11,686
Niku Corporation	*	2,351	42,436
Novell, Inc.	*	15,492	92,332
Nuance Communications, Inc.	*	1,222	3,568
NVE Corporation	*†	348	6,636
Nvidia Corporation	*	6,728	159,857
Onyx Software Corporation	*	469	1,233
Open Solutions, Inc.	*†	312	6,187
Oracle Corporation	*	171,789	2,143,927
Packeteer, Inc.	*	1,900	29,241
PalmSource, Inc.	*†	514	4,647
Parametric Technology Corporation	*	11,059	61,820
PDF Solutions, Inc.	*	974	13,636
Pec Solutions, Inc.	*	1,394	17,537
Perot Systems Corporation Class A	*	4,359	58,585
Phoenix Technologies Ltd.	*	907	8,635
Pixar, Inc.	*†	1,085	105,842

74	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Plato Learning, Inc.	*	1,825	$14,235
Plumtree Software, Inc.	*	2,464	12,172
Portal Software, Inc.	*	1,534	3,712
Prescient Applied Intelligence, Inc.	*	54	28
Progress Software Corporation	*	1,322	34,663
QAD, Inc.		1,363	11,272
Quality Systems, Inc.		384	16,259
Quest Software, Inc.	*	3,847	53,242
RSA Security, Inc.	*	2,330	36,931
Radiant Systems, Inc.	*	1,019	9,986
Radisys Corporation	*	961	13,608
Radview Software Ltd. (Israel)	*	1,046	225
RealNetworks, Inc.	*	5,844	33,778
Red Hat, Inc.	*†	7,251	79,108
Renaissance Learning, Inc.	†	1,353	23,163
Retek, Inc.	*	1,886	21,161
Reynolds & Reynolds Company (The) Class A		2,210	59,803
S1 Corporation	*	2,636	18,294
Saba Software, Inc.	*†	1,576	7,975
SafeNet, Inc.	*	1,099	32,212
SAFLINK Corporation	*	4,996	10,941
Sapient Corporation	*	4,150	30,482
Scientific Learning Corporation	*	3,145	18,870
SCO Group, Inc. (The)	*†	997	3,519
Secure Computing Corporation	*	1,554	13,318
SeeBeyond Technology Corporation	*	2,788	8,810
Serena Software, Inc.	*	1,616	38,396
Siebel Systems, Inc.	*	20,574	187,841
SmartServ Online, Inc.	*†	566	906
Sonic Foundry, Inc.	*	1,200	1,776
SonicWall, Inc.	*	2,442	12,430
Splinex Technology Inc. Private Equity	*‡d	19	—
SPSS, Inc.	*	690	11,999
SRA International, Inc. Class A	*	832	50,128
SS&C Technologies, Inc.		2,047	46,672
Stellent, Inc.	*	3,513	29,544
Stratasys, Inc.	*	891	25,242
Sun Microsystems, Inc.	*	135,549	547,618
Sungard Data Systems, Inc.	*	11,120	383,640
Sybase, Inc.	*	3,825	70,609
Sykes Enterprises, Inc.	*	1,423	9,776
Symantec Corporation	*	30,864	658,329
SYNNEX Corporation	*	104	1,812
Synopsys, Inc.	*	6,501	117,668
Synplicity, Inc.	*	1,050	5,890
Syntel, Inc.		1,554	27,506
Take-Two Interactive Software, Inc.	*†	1,762	68,894
Talx Corporation		693	12,585
Technology Solutions Company	*	2,172	2,194
Teknowledge Corporation	*	3,449	3,794
TenFold Corporation	*	4,098	2,459
THQ, Inc.	*	1,943	54,676
3Com Corporation	*	14,501	51,624
TIBCO Software, Inc.	*	8,337	62,111
Tier Technologies, Inc. Class B	*	942	6,943
Total System Services, Inc.		1,651	41,258
Tradestation Group, Inc.	*	1,690	10,208
Transaction Systems Architects, Inc. Class A	*	1,298	30,049
Trizetto Group, Inc.	*	1,550	14,430
Tumbleweed Communications Corporation	*	1,102	3,042
Ultimate Software Group, Inc.	*	1,242	19,847
Unisys Corporation	*	13,714	96,821
United Online, Inc.	*	2,509	26,269
Vasco Data Security International, Inc.	*	3,804	23,927
Verilink Corporation	*†	4,538	9,221
Verint Systems, Inc.	*	1,152	40,251
VeriSign, Inc.	*	10,106	290,042
Veritas Software Corporation	*	18,842	437,511
Verity, Inc.	*	1,444	13,646
Versant Corporation	*	3,301	2,608
VerticalNet, Inc.	*	1,850	1,609
Via Net.Works, Inc.	*	4,393	879
Viewpoint Corporation	*	1,140	3,192
Vignette Corporation	*	7,372	9,657
Vitria Technology, Inc.	*	1,150	3,979
WatchGuard Technologies, Inc.	*	1,100	3,553
Wave Systems Corporation Class A	*†	3,014	2,893
Webb Interactive Services, Inc.	*	836	318
WebEx Communications, Inc.	*†	1,743	37,631
WebMD Corporation	*†	12,459	105,901
Webmethods, Inc.	*	2,153	11,798
Websense, Inc.	*†	979	52,670
XETA Technologies, Inc.	*	1,946	7,268
Yahoo!, Inc.	*	50,252	1,703,543

			32,835,094

Computers & Information—4.7%
3M Company		31,269	2,679,441
Advanced Digital Information Corporation	*	2,414	19,795
Apple Computer, Inc.	*	35,580	1,482,619
Authentidate Holding Corporation	*	1,023	4,082
Black Box Corporation		865	32,360
Brocade Communications Systems, Inc.	*	9,768	57,827
CDW Corporation	†	3,443	195,149
Ciprico, Inc.	*	1,658	7,628
Cirrus Logic, Inc.	*	2,946	13,316
Cisco Systems, Inc.	*	294,264	5,264,383
Computer Network Technology Corporation	*	1,145	5,290
Concurrent Computer Corporation	*	1,901	3,916
Cray, Inc.	*	2,857	7,285
Crossroads Systems, Inc.	*	1,300	1,079
Dataram Corporation	*	1,175	5,518
Datawatch Corporation	*	3,500	16,800
Dell, Inc.	*	96,749	3,717,097
Diebold, Inc.		3,079	168,883
Dot Hill Systems Corporation	*	1,396	8,306
EMC Corporation	*	105,320	1,297,542
Emulex Corporation	*	3,408	64,207

See accompanying notes to schedule of investments.	75

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Ener1, Inc.	*	1,300	$832
Exabyte Corporation	*	1,565	407
Extended Systems, Inc.	*	1,459	7,048
Extreme Networks, Inc.	*	4,491	26,452
Focus Enhancements, Inc.	*	5,319	5,266
Gateway, Inc.	*	13,470	54,284
General Binding Corporation	*	1,597	33,537
Global Imaging Systems, Inc.	*†	945	33,510
Global Payment Technologies, Inc.	*	1,270	7,976
Hewlett-Packard Company		126,630	2,778,262
InFocus Corporation	*	1,636	9,391
Interland, Inc.	*	705	1,509
Interlink Electronics, Inc.	*	1,925	12,474
International Business Machines Corporation		73,091	6,679,056
International Game Technology		13,866	369,668
Iomega Corporation	*	1,865	8,001
ION Networks, Inc.	*	400	72
Iteris, Inc.	*	4,263	10,402
Jabil Circuit, Inc.	*	8,287	236,345
Lexmark International, Inc.	*	5,131	410,326
MTI Technology Corporation	*	3,844	5,689
Maxtor Corporation	*	10,146	53,977
Micros Systems, Inc.	*	1,714	62,921
MTM Technologies, Inc.	*	500	2,230
Netgear, Inc.	*	1,206	18,199
Network Engines, Inc.	*	1,329	2,339
NYFIX, Inc.	*	991	5,332
PalmOne, Inc.	*†	2,287	58,044
Paxar Corporation	*	1,971	42,061
Pitney Bowes, Inc.		9,192	414,743
Planar Systems, Inc.	*	785	7,081
ProQuest Company	*	1,332	48,152
Quantum Corporation	*	6,681	19,442
Safeguard Scientifics, Inc.	*	4,073	5,784
Sandisk Corporation	*	6,437	178,949
Scansoft, Inc.	*†	3,601	13,396
ScanSource, Inc.	*	563	29,180
Scientific Games Corporation Class A	*	2,517	57,513
SCM Microsystems, Inc.	*	1,494	4,885
Seagate Technology (Cayman Islands)		9,127	178,433
Silicon Graphics, Inc.	*†	7,853	9,345
SimpleTech, Inc.	*	1,055	4,157
Solectron Corporation	*	44,284	153,665
Storage Technology Corporation	*†	4,660	143,528
Symbol Technologies, Inc.		9,570	138,669
TransAct Technologies, Inc.	*	888	8,889
VA Software Corporation	*	2,018	3,330
Vialstream Holdings, Inc.	*	1,000	675
Western Digital Corporation	*	8,154	103,963
Xybernaut Corporation	*†	6,155	2,585
Zebra Technologies Corporation Class A	*	2,988	141,900

			27,656,397

Containers & Packaging—0.1%
Ball Corporation		4,676	193,960
Crown Holdings, Inc.	*	6,844	106,493
Sealed Air Corporation	*	3,527	183,192
Silgan Holdings, Inc.		1,027	66,734

			550,379

Cosmetics & Personal Care—1.9%
1-800 Contacts, Inc.	*	502	10,477
Alberto Culver Company Class B		3,659	175,120
Avon Products, Inc.		20,628	885,766
Chattem, Inc.	*	872	38,778
Clorox Company		9,258	583,161
Colgate-Palmolive Company		23,094	1,204,814
Elizabeth Arden, Inc.	*†	1,017	24,144
Estee Lauder Companies, Inc. (The) Class A		5,057	227,464
Gillette Company (The)		39,984	2,018,392
Procter & Gamble Company		110,618	5,862,754
Quaker Chemical Corporation		483	9,921

			11,040,791

Diversified—2.8%
General Electric Company		459,556	16,571,589

Electric Utilities—3.0%
AES Corporation (The)	*	25,835	423,177
Allegheny Energy, Inc.	*†	5,273	108,940
Allete, Inc.	†	1,243	52,020
Alliant Energy Corporation		4,491	120,269
Ameren Corporation		8,429	413,105
American Electric Power Company, Inc.		16,393	558,346
Aquila, Inc.	*	7,275	27,863
Avista Corporation		1,759	30,782
Black Hills Corporation		2,041	67,496
CMS Energy Corporation	*	6,681	87,120
Calpine Corporation	*†	17,134	47,975
Centerpoint Energy, Inc.		12,705	152,841
Central Vermont Public Service Corporation		540	12,139
CH Energy Group, Inc.		694	31,716
Cinergy Corporation		7,388	299,362
Cleco Corporation		2,109	44,922
Consolidated Edison, Inc.	†	10,555	445,210
Constellation Energy Group, Inc.		7,642	395,091
DTE Energy Company	†	6,985	317,678
Dominion Resources, Inc.		14,361	1,068,889
DPL, Inc.		5,037	125,925
Duke Energy Corporation		40,857	1,144,405
Duquesne Light Holdings, Inc.	†	2,789	49,979
Edison International		13,522	469,484
EL Paso Electric Company	*	1,748	33,212
Empire District Electric Company (The)		1,197	27,842
Energy East Corporation	†	5,959	156,245
Entergy Corporation		9,894	699,110
Exelon Corporation		28,740	1,318,879
FPL Group, Inc.		14,666	588,840
FirstEnergy Corporation		14,286	599,298
Great Plains Energy, Inc.		2,828	86,480
Green Mountain Power Corporation		1,811	53,062

76	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Hawaiian Electric Industries, Inc.		3,066	$78,244
Idacorp, Inc.		1,515	42,981
KeySpan Corporation		7,299	284,442
MGE Energy, Inc.		1,559	51,681
NiSource, Inc.		10,893	248,251
Northeast Utilities		5,201	100,223
NRG Energy, Inc.	*	4,000	136,600
NSTAR		2,187	118,754
OGE Energy Corporation		4,734	127,581
Otter Tail Corporation		1,095	27,419
PG&E Corporation	†	17,209	586,827
PPL Corporation		8,258	445,849
Pepco Holdings, Inc.		7,066	148,315
Pinnacle West Capital Corporation		3,789	161,070
Plug Power, Inc.	*†	2,704	17,846
PNM Resources, Inc.		2,169	57,869
Progress Energy, Inc.	†	10,169	426,590
Public Service Enterprise Group, Inc.		9,757	530,683
Puget Energy, Inc.		3,548	78,198
Reliant Energy, Inc.	*	11,470	130,529
SCANA Corporation		4,791	183,112
Sempra Energy	†	8,687	346,090
Sierra Pacific Resources	*†	3,864	41,538
Southern Company (The)		32,082	1,021,170
TXU Corporation		12,939	1,030,333
TECO Energy, Inc.		7,797	122,257
UIL Holdings Corporation		898	45,484
Unisource Energy Corporation		1,571	48,654
Unitil Corporation		420	10,731
Westar Energy, Inc.		2,432	52,628
Wisconsin Energy Corporation		4,564	162,022
WPS Resources Corporation	†	1,431	75,729
Xcel Energy, Inc.		16,552	284,363

			17,281,765

Electrical Equipment—0.5%
Active Power, Inc.	*†	1,093	3,541
Acuity Brands, Inc.		1,873	50,571
Advanced Lighting Technologies, Inc.	*‡d	972	—
Aeroflex, Inc.	*	2,811	26,227
Ametek, Inc.		2,823	113,626
Arotech Corporation	*†	1,269	1,764
Artesyn Technologies, Inc.	*	1,534	13,361
AZZ, Inc.	*	1,031	18,713
Baldor Electric Company		1,338	34,534
C&D Technologies, Inc.		1,159	11,648
Capstone Turbine Corporation	*	2,450	3,797
Cataytica Energy Systems, Inc.	*	852	1,747
Cherokee International Corporation	*	29	203
Cooper Industries Ltd. Class A		3,973	284,149
Distributed Energy Systems Corporation	*	3,756	12,770
Electro Scientific Industries, Inc.	*	1,421	27,553
Emerson Electric Company		18,362	1,192,245
Energizer Holdings, Inc.	*	3,122	186,696
Energy Conversion Devices, Inc.	*†	781	17,752
Evans & Sutherland Computer Corporation	*	1,882	10,351
Franklin Electric Company, Inc.		902	34,032
FuelCell Energy, Inc.	*†	1,938	19,341
Genlyte Group, Inc.	*	551	49,573
GrafTech International Ltd.	*†	3,487	19,841
JMAR Technologies, Inc.	*	2,904	4,066
Lincoln Electric Holdings, Inc.		1,877	56,460
Littelfuse, Inc.	*	909	26,043
LSI Industries, Inc.		1,083	12,162
Medis Technologies Ltd.	*†	704	10,095
Metrologic Instruments, Inc.	*	722	16,231
Moog, Inc. Class A	*	964	43,573
Powell Industries, Inc.	*	1,045	19,353
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	13,006
Rayovac Corporation	*	1,490	61,984
Regal-Beloit Corporation		1,272	36,621
SBS Technologies, Inc.	*	965	10,760
Servotronics, Inc.	*	705	3,141
Superconductor Technologies	*	2,084	1,417
Tech/Ops Sevcon, Inc.		719	4,587
Teleflex, Inc.	†	1,322	67,660
Thomas & Betts Corporation	*	2,428	78,424
Trans-Lux Corporation		866	6,105
Ultralife Batteries, Inc.	*	416	7,122
Universal Display Corporation	*	1,350	9,436
Universal Electronics, Inc.	*	639	10,786
Valence Technology, Inc.	*†	6,972	21,404
Vicor Corporation		1,380	14,407
Wilson Greatbatch Technologies, Inc.	*	942	17,182
Woodhead Industries, Inc.		903	12,281

			2,698,341

Electronics—3.3%
8X8, Inc.	*†	3,048	5,090
AVX Corporation	†	2,270	27,807
Actel Corporation	*	1,140	17,533
Adaptec, Inc.	*	3,850	18,441
Advanced Energy Industries, Inc.	*	1,428	13,809
Advanced Micro Devices, Inc.	*	14,462	233,127
Agere Systems, Inc. Class A	*	69,295	99,092
Agilent Technologies, Inc.	*	19,030	422,466
Agilysys, Inc.		1,335	26,246
Aixtron AG, Sponsored ADR (Germany)	*†	625	2,600
Alliance Fiber Optic Products, Inc.	*	4,817	4,668
Alliance Semiconductor Corporation	*	1,335	3,324
Altera Corporation	*	14,718	291,122
American Power Conversion Corporation		8,237	215,068
American Superconductor Corporation	*	1,147	11,447
AMIS Holdings, Inc.	*	850	9,596
Amkor Technology, Inc.	*	7,211	27,834
Amphenol Corporation Class A		3,688	136,604
Analog Devices, Inc.		15,241	550,810
Anaren, Inc.	*	813	9,862
Applied Micro Circuits Corporation	*	12,746	41,934
Arrow Electronics, Inc.	*	4,585	116,230

See accompanying notes to schedule of investments.	77

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Atheros Communications, Inc.	*	40	$411
Atmel Corporation	*	18,733	55,262
ATMI, Inc.	*	1,559	39,037
Ault, Inc.	*	1,200	3,000
Avanex Corporation	*†	5,030	6,539
Avnet, Inc.	*†	5,129	94,476
AXT, Inc.	*	946	1,164
Barnes Group, Inc.		1,009	27,415
Bel Fuse, Inc. Class A		545	13,216
Belden CDT, Inc.		1,894	42,066
Benchmark Electronics, Inc.	*	1,680	53,474
Benthos, Inc.	*†	1,950	33,442
Broadcom Corporation Class A	*	12,065	360,985
California Micro Devices Corporation	*	745	3,762
Caliper Life Sciences, Inc.	*	867	5,592
Carlisle Companies, Inc.		1,226	85,538
Catalyst Semiconductor, Inc.	*	2,415	10,312
Catapult Communications Corporation	*	750	16,012
CellStar Corporation	*	1,369	3,190
Ceradyne, Inc.	*	1,867	41,765
Ceva, Inc.	*	692	5,121
Conexant Systems, Inc.	*	20,460	30,690
Cree, Inc.	*†	3,097	67,360
CTS Corporation		1,580	20,540
Cymer, Inc.	*†	1,498	40,101
Cypress Semiconductor Corporation	*†	4,876	61,438
DRS Technologies, Inc.	*†	1,103	46,877
Dolby Laboratories, Inc. Class A	*	1,370	32,195
DSP Group, Inc.	*	1,194	30,757
Dupont Photomasks, Inc.	*	923	24,616
EDO Corporation	†	1,198	36,000
Emcor Group, Inc.	*	727	34,038
Emcore Corporation	*	1,219	4,108
EMS Technologies, Inc.	*	960	13,056
ESCO Technologies, Inc.	*	611	49,094
ESS Technology	*	1,759	9,270
Esterline Technologies Corporation	*	1,049	36,243
Exar Corporation	*	1,758	23,557
Fairchild Semiconductor International, Inc.	*†	4,903	75,163
Finisar Corporation	*	6,855	8,569
Flir Systems, Inc.	*	2,804	84,961
Freescale Semiconductor, Inc. Class A	*	5,300	89,835
Freescale Semiconductor, Inc. Class B	*	16,161	278,777
FSI International, Inc.	*	1,479	6,256
HEI, Inc.	*	1,050	3,150
Helix Technology Corporation		1,144	17,698
HI/FN, Inc.	*	681	4,937
Hughes Supply, Inc.		2,390	71,102
Hutchinson Technology, Inc.	*	1,149	39,962
Imation Corporation		1,564	54,349
Innovex, Inc.	*	1,922	6,785
Integrated Circuit Systems, Inc.	*	3,056	58,431
Integrated Device Technology, Inc.	*	4,196	50,478
Integrated Silicon Solutions, Inc.	*†	1,269	8,502
Intel Corporation		279,152	6,484,701
International Rectifier Corporation	*†	2,631	119,710
Intersil Corporation Class A		5,757	99,711
ISCO International, Inc.	*	2,000	620
IXYS Corporation	*	1,329	15,204
JDS Uniphase Corporation	*†	59,556	99,459
Kemet Corporation	*	3,407	26,404
KVH Industries, Inc.	*†	375	3,416
LSI Logic Corporation	*	15,734	87,953
Lattice Semiconductor Corporation	*	4,395	23,601
Lightpath Technologies, Inc. Class A	*	1,526	4,793
Linear Technology Corporation		12,363	473,627
Lowrance Electronics, Inc.		1,350	32,818
MIPS Technologies, Inc. Class A	*	2,228	25,622
MRV Communications, Inc.	*†	4,567	14,751
Magnetek, Inc.	*	1,406	7,494
Mattson Technology, Inc.	*	1,760	13,974
Maxim Integrated Products, Inc.		14,235	581,784
Maxwell Technologies, Inc.	*	370	3,393
MEMC Electronics Materials, Inc.	*	8,581	115,414
Mercury Computer Systems, Inc.	*†	963	26,560
Merix Corporation	*	674	7,556
Methode Electronics, Inc.		1,383	16,748
Micrel, Inc.	*	3,731	34,400
Micro Linear Corporation	*	1,440	7,272
Microchip Technology, Inc.		8,640	224,726
Micron Technology, Inc.	*†	24,041	248,584
Microsemi Corporation	*	2,474	40,301
Mobility Electronics, Inc.	*	674	4,711
Molex, Inc.	†	7,199	189,766
Monolithic System Technology, Inc.	*	1,251	7,318
Moscow CableCom Corporation	*	1,900	10,545
Mykrolis Corporation	*	1,830	26,169
National Semiconductor Corporation	†	14,384	296,454
Novellus Systems, Inc.		6,320	168,934
Nu Horizons Electronics Corporaton	*	1,207	8,630
Numerex Corporation Class A	*	1,800	8,986
Omnivision Technologies, Inc.	*†	2,354	35,663
ON Semiconductor Corporation	*	11,976	47,305
Oplink Communications, Inc.	*	5,308	8,334
Optelecom, Inc.	*	819	7,576
Opti, Inc.	*	1,041	1,634
OSI Systems, Inc.	*†	867	15,181
Park Electrochemical Corporation		1,086	22,002
Pericom Semiconductor Corporation	*	1,023	8,767
Photronics, Inc.	*	1,388	25,123
Pixelworks, Inc.	*	1,927	15,705
Plexus Corporation	*	1,884	21,685
PLX Technology, Inc.	*	1,050	11,025
Power Integrations, Inc.	*†	1,262	26,363
Power-One, Inc.	*	3,459	16,811
Proxim Corporation Class A	*†	216	177

78	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

QLogic Corporation	*	3,921	$158,800
Quicklogic Corporation	*	1,050	3,591
RF Micro Devices, Inc.	*	7,206	37,615
Rambus, Inc.	*	4,071	61,350
Raytheon Company		19,671	761,268
Reptron Electronics, Inc.	*	70	329
Research Frontiers, Inc.	*†	752	3,910
Rockwell Collins, Inc.		7,347	349,644
Rogers Corporation	*	803	32,120
Rudolph Technologies, Inc.	*	814	12,259
Sanmina-SCI Corporation	*†	21,464	112,042
Semtech Corporation	*	2,970	53,074
Sigmatel, Inc.	*	797	29,832
Sigmatron International, Inc.	*	282	3,322
Silicon Image, Inc.	*	2,948	29,657
Silicon Laboratories, Inc.	*	2,124	63,104
Silicon Storage Technology, Inc.	*	3,793	14,110
Siliconix, Inc.	*	1,202	42,407
Sipex Corporation	*	1,030	2,390
Skyworks Solutions, Inc.	*	5,822	36,970
Somera Communications, Inc.	*	2,750	4,372
Spectrum Control, Inc.	*	1,195	8,927
Spire Corporation	*	2,500	12,225
Staktek Holdings, Inc.	*	42	166
Stratos International, Inc.	*	973	4,233
Sycamore Networks, Inc.	*	9,917	35,305
Synaptics, Inc.	*	1,057	24,522
Technitrol, Inc.	*	1,866	27,841
Tegal Corporation	*	3,754	5,368
Teledyne Technologies, Inc.	*	1,228	38,436
Teradyne, Inc.	*	7,938	115,895
Tessera Technologies, Inc.	*†	1,560	67,439
Texas Instruments, Inc.		75,316	1,919,805
Three-Five Systems, Inc.	*	930	958
Transmeta Corporation	*	5,029	4,677
Transwitch Corporation	*†	2,483	3,402
Trident Microsystems, Inc.	*	1,509	26,679
Trimble Navigation Ltd.	*	2,072	70,054
Tripath Technology, Inc.	*	4,192	3,731
Triquint Semiconductor, Inc.	*	4,918	16,623
TTM Technologies, Inc.	*	1,639	17,144
Tvia, Inc.	*	4,026	5,636
Tyler Technologies, Inc.	*	1,886	14,352
Varian Semiconductor Equipment Associates, Inc.	*	1,497	56,901
Virage Logic Corporation	*	901	9,875
Vishay Intertechnology, Inc.	*	6,046	75,152
Vitesse Semiconductor Corporation	*	8,323	22,306
Wesco International, Inc.	*	1,550	43,400
Xilinx, Inc.		15,105	441,519
YDI Wireless, Inc.	*	2,197	6,393
Zoran Corporation	*	1,650	17,077

			19,339,051

Entertainment & Leisure—2.0%
Alliance Gaming Corporation	*†	1,971	18,902
Argosy Gaming Company	*	1,159	53,221
Avid Technology, Inc.	*†	1,237	66,946
Bally Total Fitness Holding Corporation	*	1,306	4,545
Blockbuster, Inc. Class A	†	7,850	69,315
Caesars Entertainment, Inc.	*	11,992	237,322
Callaway Golf Company		2,881	36,877
Cedar Fair, LP		2,300	72,381
Churchill Downs, Inc.		638	25,258
Concord Camera Corporation	*	2,863	5,182
Dover Downs Gaming & Entertainment, Inc.		1,140	14,193
Dover Motorsports, Inc.		1,645	8,307
DreamWorks Animation SKG, Inc. Class A	*	1,300	52,923
Eastman Kodak Company	†	11,893	387,117
Gaylord Entertainment Company	*	1,772	71,589
Harrah’s Entertainment, Inc.	†	4,583	295,970
Hasbro, Inc.		7,242	148,099
Hollywood Entertainment Corporation	*	2,228	29,343
Hollywood Media Corporation	*	1,494	7,470
Image Entertainment, Inc.	*	299	1,636
International Speedway Corporation Class A		2,390	129,658
Jakks Pacific, Inc.	*†	925	19,860
K2, Inc.	*	2,544	34,980
Leapfrog Enterprises, Inc.	*†	1,261	14,312
Lexar Media, Inc.	*†	3,142	15,647
Macrovision Corporation	*	2,053	46,788
Mattel, Inc.		16,641	355,285
Metro-Goldwyn-Mayer, Inc.	†	10,260	122,607
Multimedia Games, Inc.	*†	1,202	9,328
Nashua Corporation	*	1,541	13,407
National Lampoon, Inc.	*	3,300	9,900
Nautilus Group, Inc.		1,359	32,290
New Frontier Media, Inc.	*	3,808	27,242
News Corporation, Inc. Class A		113,167	1,914,786
Penn National Gaming, Inc.	*	3,986	117,109
Pinnacle Entertainment, Inc.	*	1,629	27,204
Pinnacle Systems, Inc.	*	2,430	13,584
RC2 Corporation	*	1,650	56,100
Regal Entertainment Group Class A	†	2,743	57,685
Six Flags, Inc.	*	3,814	15,714
Sonic Solutions, Inc.	*†	889	13,379
Speedway Motorsports, Inc.		1,949	69,579
Steinway Musical Instruments, Inc.	*	683	20,463
Time Warner, Inc.	*	191,533	3,361,404
Walt Disney Company		89,273	2,564,813
Westwood One, Inc.	*	4,247	86,426
WMS Industries, Inc.	*†	1,269	35,735
World Wrestling Entertainment, Inc.		1,030	12,360
Xerox Corporation	*	41,462	628,149

			11,432,390

Financial Services—3.8%
Accredited Home Lenders Holding Company	*†	729	26,412
Affiliated Managers Group	*†	1,354	83,989
AG Edwards, Inc.		3,542	158,682
Alliance Capital Management Holdings, Inc.		1,100	51,865
American Home Mortgage Investment Corporation REIT		1,107	31,704
Ameritrade Holding Corporation	*	12,454	127,155
AmNet Mortgage, Inc.	*	529	4,766

See accompanying notes to schedule of investments.	79

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Ampal American Israel Corporation Class A	*	1,391	$5,884
Anworth Mortgage Asset Corporation REIT		834	7,965
Bear Stearns Companies, Inc. (The)		4,068	406,393
Berkshire Hathaway, Inc. Class A	*†	45	3,915,000
BlackRock, Inc.		906	67,887
Capital Trust Class A		1,823	60,487
CapitalSource, Inc.	*†	4,712	108,376
Catskill Litigation Trust	*‡d	582	—
Certegy, Inc.		3,068	106,214
Charles Schwab Corporation (The)		48,390	508,579
CharterMac		1,905	40,958
Cherokee, Inc.		994	33,279
Chicago Mercantile Exchange		1,415	274,552
Countrywide Financial Corporation		24,520	795,919
Diamond Hill Investment Group, Inc.	*†	1,310	24,207
Doral Financial Corporation (Puerto Rico)		4,427	96,907
E*Trade Financial Corporation	*	14,978	179,736
Eaton Vance Corporation		5,282	123,810
E-Loan, Inc.	*	2,150	5,698
ePresense, Inc.	‡d	1,173	—
Equity Lifestyle Properties, Inc. REIT		1,140	40,185
Federal Home Loan Mortgage Corporation		29,970	1,894,104
Federal National Mortgage Association		42,121	2,293,488
Federated Investors, Inc. Class B		4,508	127,621
Fieldstone Investment Corporation REIT	*	1,900	27,588
First Marblehead Corporation (The)	*†	1,843	106,028
Franklin Resources, Inc.		6,114	419,726
Friedman Billings Ramsey Group, Inc. Class A		6,080	96,490
Gabelli Asset Management, Inc. Class A		558	24,915
Gables Residential Trust REIT	†	1,322	44,023
Goldman Sachs Group, Inc.		17,947	1,973,991
Instinet Group, Inc.	*	1,291	7,591
Integrated Telecom Express, Inc.	‡d	1,103	—
Investment Technology Group, Inc.	*	2,078	36,365
Janus Capital Group, Inc.	†	9,990	139,361
Jefferies Group, Inc.	†	2,339	88,134
Kent Financial Services, Inc.		2,200	5,390
Kilroy Realty Corporation REIT		1,316	53,838
Knight Trading Group, Inc.	*	4,630	44,633
LaBranche & Company, Inc.	*†	2,588	24,068
Ladenburg Thalmann Financial Services, Inc.	*	496	337
Legg Mason, Inc.		4,150	324,281
Lehman Brothers Holdings, Inc.		11,768	1,108,075
Macerich Company (The) REIT		2,360	125,741
Meristar Hospitality Corporation REIT	*	3,449	24,143
Merrill Lynch & Company, Inc.		37,426	2,118,312
MFA Mortgage Investments, Inc. REIT		4,149	31,574
Morgan Stanley		43,843	2,510,012
New Century Financial Corporation REIT		1,311	61,381
Nuveen Investments, Inc. Class A		624	21,416
Pennsylvania REIT		1,510	60,883
ProcureNet, Inc.	‡d	895	—
PS Business Parks, Inc. REIT		1,323	53,317
Raymond James Financial, Inc.		3,541	107,292
Reckson Associates Realty Corporation REIT		2,412	74,048
Saxon REIT, Inc. REIT		1,295	22,209
SEI Investments Company		4,559	164,853
Siebert Financial Corporation	*	1,469	4,583
Starbiz Corporation	‡d	8	—
SumTotal Systems, Inc.	*†	317	1,728
Sutter Holding Company, Inc.	*	850	3,613
SWS Group, Inc.		882	14,138
T. Rowe Price Group, Inc.		5,166	306,757
Trustreet Properties, Inc. REIT		2,089	32,150
Value Line, Inc.		573	22,347
Waddell & Reed Financial, Inc. Class A		3,971	78,388
Westwood Holdings Group, Inc.		1,027	19,492

			21,985,033

Food Retailers—0.4%
7-Eleven, Inc.	*	1,300	31,226
Albertson’s, Inc.	†	14,224	293,726
Arden Group, Inc. Class A		260	18,455
Fresh Brands, Inc.	*	1,871	13,658
Kroger Company	*†	29,621	474,825
Panera Bread Company Class A	*†	1,250	70,663
Pantry, Inc. (The)	*	1,200	37,164
Pathmark Stores, Inc.	*	950	5,995
Ruddick Corporation		1,967	45,536
Starbucks Corporation	*	17,330	895,268
Weis Markets, Inc.		1,482	54,641
Whole Foods Market, Inc.		2,518	257,163
Wild Oats Markets, Inc.	*†	1,309	13,915

			2,212,235

Forest Products & Paper—0.9%
American Woodmark Corporation		800	29,024
Bemis Company		4,410	137,239
Bowater, Inc.		2,289	86,227
Buckeye Technologies, Inc.	*	1,251	13,511
Caraustar Industries, Inc.	*	1,610	20,769
Chesapeake Corporation		814	17,110
Deltic Timber Corporation		724	28,308
Fibermark, Inc.	*	843	13
Georgia-Pacific Corporation		10,547	374,313
Glatfelter		1,740	25,665
Greif, Inc. Class A		1,226	85,428
International Paper Company		21,137	777,630
Kimberly Clark Corporation		21,534	1,415,430
Longview Fibre Company		2,324	43,598
Martin Marietta Materials, Inc.		1,737	97,133
MeadWestvaco Corporation		9,124	290,326

80	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Neenah Paper, Inc.		652	$21,920
Packaging Corporation of America	†	4,339	105,394
Pactiv Corporation	*	6,523	152,312
Playtex Products, Inc.	*	2,449	22,041
Pope & Talbot, Inc.		894	15,717
Potlatch Corporation		1,352	63,639
Rock-Tenn Company Class A		1,450	19,285
Schweitzer-Mauduit International, Inc.		724	24,290
Smurfit-Stone Container Corporation		10,013	154,901
Sonoco Products Company		3,353	96,734
Temple-Inland, Inc.		2,253	163,455
United Stationers, Inc.	*	1,278	57,830
US Home Systems, Inc.	*	1,291	6,713
Wausau-Mosinee Paper Corporation		1,903	26,908
Weyerhaeuser Company		10,421	713,839

			5,086,702

Health Care Providers—1.5%
Accredo Health, Inc.	*	2,188	97,169
Alliance Imaging, Inc.	*	1,429	13,647
American Healthways, Inc.	*†	1,362	44,973
Amsurg Corporation	*†	1,423	36,002
Apria Healthcare Group, Inc.	*†	2,101	67,442
Beverly Enterprises, Inc.	*	4,439	54,955
Caremark Rx, Inc.	*	20,254	805,704
Community Health Systems, Inc.	*	4,282	149,485
Covance, Inc.	*	2,839	135,165
Coventry Health Care, Inc.	*	4,379	298,385
Cross Country Healthcare, Inc.	*	1,339	22,442
CryoLife, Inc.	*†	937	5,800
DaVita, Inc.	*	4,290	179,537
Edwards Lifesciences Corporation	*†	2,575	111,292
Enzo Biochem, Inc.	*	1,353	19,510
Enzon Pharmaceuticals, Inc.	*	1,765	17,985
Express Scripts, Inc.	*	3,259	284,152
Genesis HealthCare Corporation	*	975	41,818
HCA, Inc.		17,362	930,082
Health Management Associates, Inc. Class A	†	9,953	260,570
Hooper Holmes, Inc.		1,959	7,483
Immunomedics, Inc.	*†	2,141	5,203
IMPAC Medical Systems, Inc.	*	393	9,346
Interleukin Genetics, Inc.	*	2,825	10,311
Kindred Healthcare, Inc.	*	1,800	63,180
Laboratory Corporation of America Holdings	*	5,915	285,103
LCA-Vision, Inc.		616	20,513
LifePoint Hospitals, Inc.	*†	1,555	68,171
Lincare Holdings, Inc.	*	4,169	184,395
Manor Care, Inc.	†	3,698	134,459
Matria Healthcare, Inc.	*	870	26,718
National Healthcare Corporation		431	14,745
NeighborCare, Inc.	*	2,083	60,928
Nektar Therapeutics	*	2,368	33,010
NovaMed, Inc.	*	1,250	7,188
OCA, Inc.	*†	2,133	9,065
Odyssey HealthCare, Inc.	*†	1,593	18,734
Pacificare Health Systems	*	3,451	196,431
Pediatrix Medical Group, Inc.	*	1,091	74,832
Province Healthcare Company	*	2,037	49,071
Psychemedics Corporation		302	4,011
Psychiatric Solutions, Inc.	*	1,331	61,226
RehabCare Group, Inc.	*	739	21,217
Renal Care Group, Inc.	*	2,698	102,362
Sagemark Companies Ltd.	*	1,088	3,726
Sierra Health Services, Inc.	*†	1,237	78,970
Specialty Laboratories, Inc.	*	1,183	11,298
Sunrise Senior Living, Inc.	*†	975	47,385
Symbion, Inc.	*†	1,415	30,239
Tenet Healthcare Corporation	*	19,289	222,402
Triad Hospitals, Inc.	*	3,297	165,180
U.S. Physical Therapy, Inc.	*	1,300	18,174
United Surgical Partners International, Inc.	*	1,275	58,357
UnitedHealth Group, Inc.		28,817	2,748,565
Universal Health Services, Inc. Class B		2,373	124,345
VCA Antech, Inc.	*†	3,442	69,632
VistaCare, Inc. Class A	*	1,341	27,450

			8,649,540

Heavy Construction—0.2%
Blount International, Inc.	*	1,532	26,013
Centex Corporation		4,760	272,605
Granite Construction, Inc.		1,889	49,624
Hovnanian Enterprises, Inc.	*†	2,378	121,278
Lennar Corporation Class A	†	6,375	361,335
Levitt Corporation Class A		763	19,563
M/I Schottenstein Homes, Inc.		610	29,847
McDermott International, Inc.	*	2,759	52,228
McGrath Rentcorp		916	21,416
WCI Communities, Inc.	*†	1,921	57,784
William Lyon Homes, Inc.	*	532	40,804

			1,052,497

Heavy Machinery—2.2%
Ablest, Inc.	*	850	6,205
Actuant Corporation Class A	*	1,011	45,414
Agco Corporation	*	3,068	55,991
American Standard Companies, Inc.		8,463	393,360
Ampco-Pittsburgh Corporation		613	8,294
Applied Industrial Technologies, Inc.		1,371	37,291
Applied Materials, Inc.	*	73,712	1,197,820
Astec Industries, Inc.	*	821	18,103
Asyst Technologies, Inc.	*	1,782	8,536
Aviall, Inc.	*	1,365	38,220
Axcelis Technologies, Inc.	*	4,095	29,894
Baker Hughes, Inc.		14,494	644,838
Black & Decker Corporation		3,225	254,743
Briggs & Stratton Corporation	†	1,822	66,339
Brooks Automation, Inc.	*	1,834	27,840
Caterpillar, Inc.		14,909	1,363,279
Cooper Cameron Corporation	*	1,733	99,145
Cummins, Inc.		1,755	123,464
Deere & Company		10,859	728,965
Donaldson Company, Inc.		3,810	122,987
Dover Corporation		7,805	294,951

See accompanying notes to schedule of investments.	81

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Dril-Quip, Inc.	*	988	$30,371
Dycom Industries, Inc.	*†	2,076	47,727
Eaton Corporation		6,607	432,098
Electroglas, Inc.	*	1,990	7,861
Engineered Support Systems, Inc.	†	972	52,021
EnPro Industries, Inc.	*	981	26,978
Entegris, Inc.	*	3,195	31,599
Fedders Corporation		1,828	5,082
Flowserve Corporation	*	2,375	61,441
FMC Technologies, Inc.	*	2,695	89,420
Gardner Denver, Inc.	*	918	36,270
Graco, Inc.		2,883	116,358
Grant Prideco, Inc.	*	4,753	114,832
Hurco Companies, Inc.	*	300	4,185
Hydril	*	1,094	63,901
Idex Corporation		2,203	88,891
Ingersoll-Rand Company Class A		7,598	605,181
Insituform Technologies, Inc. Class A	*	1,223	17,746
Joy Global, Inc.		3,066	107,494
Kadant, Inc.	*	721	13,375
Kaydon Corporation	†	1,422	44,651
Kennametal, Inc.		1,598	75,889
Knight Transportation, Inc.		2,586	63,797
Kulicke and Soffa Industries, Inc.	*†	2,008	12,630
Lam Research Corporation	*†	5,335	153,968
Lennox International, Inc.	†	2,437	53,419
Lindsay Manufacturing Company		808	15,417
Manitowoc Company		1,261	50,932
Matrix Service Company	*†	468	2,036
Modine Manufacturing Company		1,208	35,431
MPM Technologies, Inc.	*	950	209
NACCO Industries, Inc. Class A		309	31,499
National-Oilwell Varco, Inc.	*	7,090	331,103
Nordson Corporation		1,522	56,040
Oil States International, Inc.	*	2,026	41,634
Oilgear Company (The)	*	1,300	11,064
Pall Corporation		5,186	140,644
Paragon Technologies, Inc.	*	1,800	15,768
Parker Hannifin Corporation		5,221	318,063
Pentair, Inc.		3,618	141,102
Robbins & Myers, Inc.		868	19,105
Rockwell Automation, Inc.		7,135	404,126
Sauer-Danfoss, Inc.		1,531	34,647
Semitool, Inc.	*	1,060	10,812
SPX Corporation	†	3,125	135,250
Standex International Corporation		724	19,765
Stanley Works (The)		3,365	152,334
Stewart & Stevenson Services		1,366	31,268
Tecumseh Products Company Class A		712	28,202
Tennant Company		640	24,762
Terex Corporation	*	2,062	89,285
Thomas Industries, Inc.		955	37,856
Timken Company		3,702	101,213
Toro Company		1,275	112,838
TurboChef Technologies, Inc.	*†	993	14,786
Ultratech, Inc.	*	971	14,177
United Technologies Corporation		21,177	2,152,854
UNOVA, Inc.	*†	2,374	49,023
Varian Medical Systems, Inc.	*†	5,512	188,951
W.W. Grainger, Inc.		3,286	204,619
Watsco, Inc.		1,653	69,591
Willis Lease Finance Corporation	*	1,234	10,181
WJ Communications, Inc.	*	1,509	3,591
Woodward Governor Company		408	29,254
York International Corporation		1,671	65,470

			13,117,766

Home Construction, Furnishings & Appliances—0.8%
American Technology Corporation	*	3,686	29,930
Applica, Inc.	*	1,507	7,625
Bassett Furniture Industries, Inc.		1,139	22,438
BE Aerospace, Inc.	*	2,393	28,716
Beazer Homes USA, Inc.	†	1,494	74,491
Brookfield Homes Corporation		1,218	51,412
Digital Theater Systems, Inc.	*	755	13,673
Dominion Homes, Inc.	*	650	11,005
DR Horton, Inc.	†	12,822	374,915
Ethan Allen Interiors, Inc.		1,551	49,632
Fossil, Inc.	*	3,154	81,767
Furniture Brands International, Inc.	†	2,341	51,057
Gemstar-TV Guide International, Inc.	*	16,221	70,561
Harman International Industries, Inc.		2,728	241,319
Helen of Troy Ltd.	*	1,333	36,498
Herman Miller, Inc.		3,155	95,029
Hillenbrand Industries, Inc.		2,596	144,000
HNI Corporation		2,512	112,914
Johnson Controls, Inc.		8,295	462,529
KB Home		1,924	225,993
Kimball International, Inc. Class B		1,500	21,750
Kinetic Concepts, Inc.	*	1,200	71,580
Layne Christensen Company	*	510	8,808
La-Z-Boy, Inc.		2,404	33,488
Leggett & Platt, Inc.		8,763	253,075
Masco Corporation		18,520	642,088
Maytag Corporation	†	3,261	45,556
MDC Holdings, Inc.		1,691	117,778
Meritage Corporation	*	1,300	76,596
Movado Group, Inc.		1,678	31,043
National Presto Industries, Inc.		535	21,561
NVR, Inc.	*†	262	205,670
Palm Harbor Homes, Inc.	*†	1,181	19,203
Parkervision, Inc.	*†	1,052	8,248
Pulte Homes, Inc.	†	5,149	379,121
Rowe Furniture Corporation	*	970	3,841
Ryland Group, Inc.	†	1,852	114,861
Salton, Inc.	*†	701	1,521
Select Comfort Corporation	*	1,403	28,677
Skyline Corporation		720	27,713
Standard-Pacific Corporation		1,284	92,692
Steelcase, Inc. Class A		1,992	27,490
Technical Olympic USA, Inc.		1,435	43,337

82	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Tempur-Pedic International, Inc.	*	1,346	$25,116
Toll Brothers, Inc.	*	2,066	162,904
Virco Manufacturing Corporation	*	799	6,136
Walter Industries, Inc.	†	2,140	91,057
Whirlpool Corporation	†	2,590	175,421

			4,921,835

Household Products—0.5%
Anchor Glass Container Corporation		164	367
Apogee Enterprises, Inc.		1,250	17,850
Charles & Colvard Ltd.	*	1,405	17,914
Ferro Corporation		1,818	34,215
Fortune Brands, Inc.		6,052	487,973
Gentex Corporation	†	3,297	105,174
Illinois Tool Works, Inc.	†	11,285	1,010,346
Kronos Worldwide, Inc.		1,132	48,103
Lazare Kaplan International	*	1,139	12,996
Libbey, Inc.		749	15,729
Newell Rubbermaid, Inc.	†	11,388	249,853
Owens-IIlinois, Inc.	*	6,064	152,449
Rohm & Haas Company		6,241	299,568
RPM, Inc.		4,832	88,329
Snap-On, Inc.		2,419	76,900
Valspar Corporation	†	1,862	86,657

			2,704,423

Industrial—Diversified—0.1%
Blyth, Inc.		1,839	58,554
Daktronics, Inc.	*	1,800	38,970
Identix, Inc.	*	3,461	17,478
Roper Industries, Inc.		1,490	97,595
Russ Berrie & Company, Inc.		1,156	22,137
Shuffle Master, Inc.	*†	1,527	44,222
Yankee Candle Company, Inc.	*	2,152	68,218
Zomax, Inc. MN	*	1,549	4,616

			351,790

Insurance—4.6%
21st Century Insurance Group		3,010	41,990
Aflac, Inc.		22,081	822,738
Aetna, Inc.		13,462	1,008,977
Alfa Corporation		1,928	27,860
Alleghany Corporation	*	344	95,216
Allmerica Financial Corporation	*	2,346	84,339
Allstate Corporation (The)		30,195	1,632,342
AMBAC Financial Group, Inc.		4,735	353,941
American Financial Group, Inc.		3,317	102,164
American Independence Corporation	*	430	5,664
American International Group, Inc.		99,620	5,519,944
American National Insurance		945	100,076
American Physicians Capital, Inc.	*	860	29,472
Amerigroup Corporation	*	1,950	71,292
AmerUs Group Company	†	1,580	74,655
AON Corporation	†	12,212	278,922
Arch Capital Group Ltd. (Bermuda)
Argonaut Group, Inc.	*	1,387	29,432
Arthur J. Gallagher & Company	†	3,230	93,024
Assurant, Inc.		5,717	192,663
Baldwin & Lyons, Inc. Class B		945	24,513
Bristol West Holdings, Inc.		1,365	21,158
Brown & Brown, Inc.	†	2,518	116,055
Centene Corporation	*	1,972	59,140
Chubb Corporation		7,793	617,751
Cigna Corporation		5,831	520,708
Cincinnati Financial Corporation		6,465	281,939
Clark, Inc.		1,174	18,174
CNA Financial Corporation	*	1,422	39,901
CNA Surety Corporation	*	1,486	20,210
Commerce Group, Inc.		1,543	95,635
Conseco, Inc.	*	6,600	134,772
Crawford & Company Class B		1,891	13,521
Danielson Holding Corporation	*	1,555	26,824
Delphi Financial Group, Inc. Class A		1,297	55,771
Donegal Group, Inc. Class B		569	9,337
EMC Insurance Group, Inc.		341	6,499
Erie Indemnity Company Class A		2,023	105,439
FBL Financial Group, Inc. Class A		1,275	35,700
Fidelity National Financial, Inc.		6,737	221,917
First American Corporation	†	3,159	104,057
Gainsco, Inc.	*	385	597
Genworth Financial, Inc. Class A		9,800	269,696
Great American Financial Resources, Inc.		1,717	29,086
Harleysville Group, Inc.		1,351	26,831
Hartford Financial Services Group, Inc.		12,739	873,386
HCC Insurance Holdings, Inc.		2,666	96,403
Health Net, Inc.	*	4,879	159,592
HealthExtras, Inc.	*	1,864	31,036
Hilb Rogal & Hobbs Company		1,604	57,423
Horace Mann Educators Corporation		2,000	35,480
Humana, Inc.	*	6,683	213,455
Independence Holding Company		961	17,327
Infinity Property & Casualty Corporation		810	25,321
Jefferson Pilot Corporation		5,454	267,519
Kansas City Life Insurance Company		902	43,982
LabOne, Inc.	*	602	20,757
Landamerica Financial Group, Inc.		845	42,275
Leucadia National Corporation	†	4,059	139,427
Lincoln National Corporation		7,387	333,449
Loews Corporation		5,496	404,176
MBIA, Inc.	†	5,981	312,687
MGIC Investment Corporation		4,084	251,860
Markel Corporation	*	412	142,227
Marsh & McLennan Companies, Inc.		21,504	654,152
Mercury General Corporation		1,109	61,283
Metlife, Inc.		18,245	713,380
National Financial Partners Corporation		1,495	59,501
Nationwide Financial Services Class A		2,414	86,663

See accompanying notes to schedule of investments.	83

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Navigators Group, Inc.	*	938	$31,090
Odyssey Re Holdings Corporation	†	2,505	62,725
Ohio Casualty Corporation	*	2,335	53,658
Old Republic International Corporation		7,353	171,251
PMI Group, Inc. (The)	†	3,929	149,341
Philadelphia Consolidated Holding Corporation	*	854	66,211
Phoenix Companies, Inc. (The)	†	4,217	53,893
PMA Capital Corporation Class A	*	1,826	14,608
Presidential Life Corporation		1,144	18,624
Principal Financial Group		12,801	492,710
ProAssurance Corporation	*	1,647	65,057
Progressive Corporation (The)		7,663	703,157
Protective Life Corporation		3,130	123,009
Prudential Financial, Inc.		21,930	1,258,782
Radian Group, Inc.		3,844	183,513
Reinsurance Group of America, Inc.		2,540	108,153
RLI Corporation		1,164	48,248
Safeco Corporation		5,751	280,131
Selective Insurance Group		1,061	49,050
St. Paul Travelers Companies		29,139	1,070,275
Stancorp Financial Group, Inc.		1,230	104,279
State Auto Financial Corporation		1,988	52,921
Stewart Information Services Corporation		1,239	46,487
Torchmark Corporation	†	4,697	245,183
Transatlantic Holdings, Inc.		1,167	77,279
Triad Guaranty, Inc.	*	692	36,406
UICI		2,484	60,237
United American Healthcare Corporation	*	4,251	24,528
United Fire & Casualty Company		1,250	42,288
Unitrin, Inc.		3,006	136,472
Universal American Financial Corporation	*	1,812	31,348
UnumProvident Corporation	†	13,588	231,268
USI Holdings Corporation	*†	1,550	18,259
WellChoice, Inc.	*	1,356	72,288
WellPoint, Inc.	*	12,943	1,622,405
Wesco Financial Corporation		187	71,991
White Mountains Insurance Group Ltd.		300	182,550
WR Berkley Corporation		3,360	166,656
Zenith National Insurance Corporation		999	51,808

			26,798,019

Lodging—0.5%
Ameristar Casinos, Inc.		1,350	73,818
Aztar Corporation	*	1,549	44,239
Boyd Gaming Corporation	†	2,619	136,581
Choice Hotels International, Inc.		1,508	93,421
Empire Resorts, Inc.	*†	582	4,208
Hilton Hotels Corporation		14,441	322,756
International Leisure Hosts Ltd.	*	1,200	8,250
Isle of Capri Casinos, Inc.	*	1,250	33,175
John Q. Hammons Hotels, Inc.	*	1,300	28,067
La Quinta Corporation	*	7,161	60,869
Las Vegas Sands Corporation	*†	1,000	45,000
MGM Mirage, Inc.	*	2,592	183,565
Mandalay Resort Group	†	2,625	185,036
Marcus Corporation		1,505	30,853
Marriott International, Inc. Class A		7,996	534,613
Starwood Hotels & Resorts Worldwide, Inc.		8,391	503,712
Station Casinos, Inc.		2,465	166,511
Vail Resorts, Inc.	*	1,491	37,648
Wynn Resorts Ltd.	*†	2,554	173,008

			2,665,330

Media—Broadcasting & Publishing—2.5%
4Kids Entertainment, Inc.	*†	605	13,377
Acme Communications, Inc.	*	1,200	6,324
American Greetings Corporation Class A		2,760	70,325
Banta Corporation		1,074	45,967
Beasley Broadcasting Group, Inc. Class A	*	1,150	20,447
Belo Corporation Class A		4,721	113,965
Cablevision Systems Corporation Class A	*	9,044	253,684
Charter Communications, Inc. Class A	*†	11,237	17,979
Citadel Broadcasting Corporation	*†	1,025	14,073
Clear Channel Communications, Inc.		23,543	811,527
Comcast Corporation Class A	*	98,004	3,310,575
COX Radio, Inc. Class A	*	1,752	29,451
Crown Media Holdings, Inc.	*	5,899	53,150
Cumulus Media, Inc. Class A	*	2,174	30,980
Dex Media, Inc.		4,400	90,860
DIRECTV Group, Inc. (The)	*	39,747	573,152
Dow Jones & Company, Inc.	†	3,384	126,460
EchoStar Communications Corporation Class A	†	9,386	274,541
Emmis Communications Corporation Class A	*	2,170	41,707
Entercom Communications Corporation	*†	2,183	77,540
Entravision Communications Corporation Class A	*	2,852	25,297
EW Scripps Company Class A	†	3,612	176,085
Gannett Company, Inc.		11,848	936,940
Granite Broadcasting Corporation	*	5,454	1,636
Gray Television, Inc.		1,838	26,596
Harte-Hanks, Inc.		3,119	85,960
Hearst-Argyle Television, Inc.		2,184	55,692
Hollinger International, Inc.		3,613	39,382
IAC/InterActiveCorp	*†	21,915	488,047
Insight Communications Company, Inc.	*†	1,885	22,337
John Wiley & Sons Class A		2,491	87,808
Journal Communications, Inc. Class A		600	9,930
Journal Register Company	*	1,817	30,344
Knight-Ridder, Inc.	†	3,016	202,826
Lee Enterprises, Inc.		1,973	85,628
Liberty Corporation		935	37,914

84	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Liberty Media Corporation Class A		109,034	$1,130,683
Liberty Media International, Inc. Class A	*	6,542	286,147
LIN TV Corporation Class A	*	1,419	24,024
Lodgenet Entertainment Corporation	*	1,250	23,550
McClatchy Company Class A		901	66,818
McGraw-Hill Companies, Inc. (The)		7,950	693,638
Media General, Inc. Class A		952	58,881
Mediacom Communications Corporation	*	3,433	22,452
Meredith Corporation		2,083	97,380
New York Times Company Class A	†	5,682	207,848
Pac-West Telecomm, Inc.	*	5,562	9,122
Paxson Communications Corporation	*	2,670	1,842
Pegasus Communications Corporation	*†	694	9,216
Playboy Enterprises, Inc. Class B	*†	1,251	16,138
Price Communications Corporation	*	2,062	36,085
Primedia, Inc.	*	8,853	38,511
Pulitzer, Inc.		753	47,989
Radio One, Inc. Class A	*	4,327	63,520
Radio Unica Communications Corporation	*‡d	1,900	—
Readers Digest Association, Inc. (The)		3,917	67,803
Regent Communications, Inc.	*	1,600	8,560
RH Donnelley Corporation	*†	1,409	81,849
Salem Communications Corporation Class A	*	850	17,510
Scholastic Corporation	*	1,845	68,062
Sinclair Broadcast Group, Inc. Class A		2,049	16,453
Spanish Broadcasting System, Inc. Class A	*	1,300	13,338
Speedus Corporation	*	4,207	8,751
Tivo, Inc.	*†	2,696	13,938
Tribune Company		9,158	365,129
Univision Communications, Inc. Class A	*	12,782	353,934
Viacom, Inc. Class B		67,088	2,336,675
Washington Post Class B		378	337,932
Worldgate Communications	*†	3,160	12,324
Young Broadcasting, Inc. Class A	*	831	7,180
YouthStream Media Networks, Inc.	*	1,159	261

			14,832,049

Medical Equipment & Supplies—0.2%
Abaxis, Inc.	*	749	6,629
Abiomed, Inc.	*	886	9,374
ADE Corporation	*	967	21,467
Advanced Medical Optics, Inc.	*	1,195	43,271
Aetrium, Inc.	*	614	1,719
Aksys Ltd.	*†	997	3,160
Aradigm Corporation	*	1,124	1,371
Arrow International, Inc.		1,305	44,827
August Technology Corporation	*	688	8,063
Avigen, Inc.	*	1,009	2,815
Axsys Technologies, Inc.	*	883	19,832
BEI Technologies, Inc.		500	11,985
Bioject Medical Technologies, Inc.	*	4,490	6,017
Biolase Technology, Inc.	†	765	6,503
BioVeris Corporation	*	1,071	5,655
Britesmile, Inc.	*†	1,080	3,856
Bruker BioSciences Corporation	*	1,667	5,868
Cardiodynamics International Corporation	*	1,872	5,466
CardioGenesis Corporation	*	1,202	769
Cerus Corporation	*	1,010	3,101
Coherent, Inc.	*	1,348	45,508
Cohu, Inc.		859	13,701
Cooper Companies, Inc.		1,627	118,608
Curon Medical, Inc.	*	4,728	4,586
Cygnus, Inc.	*	1,179	154
Dade Behring Holdings, Inc.	*	1,560	91,931
Electro-Sensors, Inc.		2,581	10,814
Excel Technology, Inc.	*	562	13,814
Faro Technologies, Inc.	*	453	10,664
Formfactor, Inc.	*	1,417	32,081
Frequency Electronics, Inc.		821	8,752
HealthTronics Surgical Services, Inc.	*	2,529	27,212
Hologic, Inc.	*	1,346	42,904
II-VI, Inc.	*	682	11,894
Illumina, Inc.	*	1,280	10,342
Integra LifeSciences Holdings Corporation	*†	1,190	41,912
Intermagnetics General Corporation	*	997	24,267
Intest Corporation	*	950	3,952
Intuitive Surgical, Inc.	*	1,610	73,207
Ixia	*	2,330	41,451
Meade Instruments Corporation	*	1,640	4,772
Mechanical Technology, Inc.	*	957	4,230
Medwave, Inc.	*	2,500	9,775
Mesa Laboratories, Inc.		1,200	16,565
Micro Therapeutics, Inc.	*	1,650	6,369
Molecular Devices Corporation	*	909	17,271
MTS Systems Corporation		1,342	38,958
Nanogen, Inc.	*†	950	3,306
OI Corporation	*	1,600	17,200
Orbit International Corporation	*	2,250	20,610
Orthologic Corporation	*	1,516	7,671
OYO Geospace Corporation	*	550	10,890
Palomar Medical Technologies, Inc.	*†	1,116	30,099
Pharmanetics, Inc.	*	5,219	3,288
Physiometrix, Inc.	*†	3,187	2,390
PPT Vision, Inc.	*	800	472
Q-Med, Inc.	*†	1,634	17,974
Resmed, Inc.	*†	1,517	85,559
Somanetics Corporation	*	1,352	18,252
Spectranetics Corporation	*	5,845	30,394
Staar Surgical Company	*	848	3,316
Sybron Dental Specialties, Inc.	*	1,583	56,830
Synovis Life Technologies, Inc.	*	346	3,453
Theragenics Corporation	*	1,492	5,132

See accompanying notes to schedule of investments.	85

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Thermogenesis	*	4,316	$21,580
TriPath Imaging, Inc.	*	1,739	12,243
Valentis, Inc.	*†	2,990	7,953
Ventana Medical Systems, Inc.	*	1,416	53,043
Viasys Healthcare, Inc.	*	1,380	26,330
Vivus, Inc.	*	1,400	4,186
White Electronic Designs Corporation	*	514	2,513
X-Rite, Inc.		1,890	28,426
Young Innovations, Inc.		677	24,812
Zevex International, Inc.	*	600	2,400
Zygo Corporation	*	967	12,532

			1,450,296

Medical Products—0.0%
Solexa, Inc., LP	*†	1,008	9,112

Medical Supplies—3.7%
Advanced Neuromodulation Systems, Inc.	*†	747	20,027
Align Technology, Inc.	*	2,449	15,282
Allergan, Inc.		5,812	403,760
American Medical Systems Holdings, Inc.	*	3,000	51,540
Analogic Corporation		593	25,647
Applera Corporation—Applied Biosystems Group		8,630	170,356
ArthoCare Corporation	*	851	24,254
Bausch & Lomb, Inc.	†	2,176	159,501
Baxter International, Inc.		26,724	908,082
Beckman Coulter, Inc.		2,512	166,922
Becton, Dickinson & Company		10,137	592,204
Biomet, Inc.		10,108	366,920
Bio-Rad Laboratories, Inc. Class A	*	88	4,286
Biosite, Inc.	*†	725	37,722
Boston Scientific Corporation	*	26,293	770,122
C.R. Bard, Inc.		3,904	265,784
Clarient, Inc.	*	3,308	3,970
Closure Medical Corporation	*	681	18,183
Conmed Corporation	*†	1,362	41,023
Credence Systems Corporation	*	2,727	21,571
CTI Molecular Imaging, Inc.	*	2,178	44,148
Cuno, Inc.	*	898	46,148
Cyberonics, Inc.	*	956	42,227
Datascope Corporation		556	17,002
Dentsply International, Inc.		2,834	154,198
Diametrics Medical, Inc.	*	1,731	54
Dionex Corporation	*	1,031	56,190
DJ Orthopedics, Inc.	*	729	18,261
FEI Company	*	1,368	31,669
Fisher Scientific International	*†	4,467	254,262
Guidant Corporation		13,705	1,012,800
Haemonetics Corporation	*	1,157	48,779
Hanger Orthopedic Group, Inc.	*	1,083	6,444
ICU Medical, Inc.	*†	605	21,478
Inamed Corporation	*	1,419	99,160
Input/Output, Inc.	*†	2,427	15,654
Invacare Corporation		1,333	59,492
Itron, Inc.	*	955	28,306
Johnson & Johnson		129,166	8,674,789
Kla-Tencor Corporation	*	7,679	353,311
Kensey Nash Corporation	*†	866	23,451
Kopin Corporation	*	2,431	7,463
Kyphon, Inc.	*	1,594	40,121
LTX Corporation	*	2,405	10,678
MKS Instruments, Inc.	*	2,455	38,985
Medtronic, Inc.		52,597	2,679,817
Mentor Corporation		1,961	62,948
Merit Medical Systems, Inc.	*	2,519	30,203
Millipore Corporation	*†	2,026	87,928
Mine Safety Appliances Company		1,444	55,941
Newport Corporation	*	1,614	23,387
Novoste Corporation	*	847	720
Oakley, Inc.		2,900	37,178
Osteotech, Inc.	*	1,498	5,692
PerkinElmer, Inc.		5,266	108,638
Photon Dynamics, Inc.	*	659	12,561
PolyMedica Corporation	†	960	30,490
Quest Diagnostics, Inc.		3,414	358,914
Respironics, Inc.	*	1,530	89,153
St. Jude Medical, Inc.	*	15,318	551,448
Steris Corporation	*	2,777	70,119
Stryker Corporation		12,056	537,818
Techne Corporation	*†	1,736	69,752
Tektronix, Inc.		3,804	93,312
Therma-Wave, Inc.	*	757	1,461
Thermo Electron Corporation	*	6,758	170,910
Thoratec Corporation	*†	2,306	28,179
Urologix, Inc.	*	1,050	4,820
Visx, Inc.	*	2,010	47,114
Varian, Inc.	*	1,502	56,911
Veeco Instruments, Inc.	*	1,294	19,475
Vital Signs, Inc.		634	25,290
Waters Corporation	*	5,040	180,382
Wright Medical Group, Inc.	*	1,309	31,416
Zimmer Holdings, Inc.	*	10,634	827,432
Zoll Medical Corporation	*	425	9,575

			21,481,210

Metals—1.1%
AK Steel Holding Corporation	*	5,009	55,400
Alcoa, Inc.		37,808	1,148,985
Aleris International, Inc.	*	2,856	71,257
Allegheny Technologies, Inc.		3,350	80,769
Alpine Group, Inc.		698	1,396
Ameron International Corporation		542	19,512
Aptargroup, Inc.		1,565	81,349
Brush Engineered Materials, Inc.	*	1,122	21,352
Carpenter Technology Corporation		1,141	67,787
Century Aluminum Company	*	865	26,175
Circor International, Inc.		711	17,526
Cleveland-Cliffs, Inc.	†	1,018	74,182
Commercial Metals Company		3,540	119,971
Commscope, Inc.	*†	2,612	39,076
Couer D’alene Mines Corporation	*	8,276	30,373
Crane Company		2,467	71,025
Curtiss-Wright Corporation		1,056	60,192
Danaher Corporation	†	11,144	595,201
Engelhard Corporation		5,205	156,306

86	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

General Cable Corporation	*	1,382		$16,681
Gibraltar Industries, Inc.		1,188		26,065
Glamis Gold, Ltd. (Canada)	*	5,700		88,977
Griffon Corporation	*	1,288		27,576
Hecla Mining Company	*	4,124		22,600
Hubbell, Inc. Class B		2,078		106,186
International Aluminum Corporation		1,105		36,697
International Steel Group, Inc.	*	3,903		154,169
Jacuzzi Brands, Inc.	*	2,655		25,913
Lone Star Technologies, Inc.	*	1,337		52,718
Massey Energy Company		3,053		122,242
Matthews International Corporation Class A	†	1,052		34,464
Maverick Tube Corporation	*	1,736		56,437
MAXXAM, Inc.	*	856		24,713
Meridian Gold, Inc. (Canada)	*	4,300		72,412
Mueller Industries, Inc.		1,592		44,815
NCI Building Systems, Inc.	*	1,232		47,555
Newmont Mining Corporation		17,430		736,418
NS Group, Inc.	*	923		28,991
Nucor Corporation		6,498		374,025
Optical Cable Corporation	*	240		1,246
Phelps Dodge Corporation		3,708		377,215
Precision Castparts Corporation		2,568		197,762
Quanex Corporation		1,114		59,398
Reliance Steel & Aluminum Company		1,483		59,335
Royal Gold, Inc.		1,153		21,134
Ryerson Tull, Inc.	†	1,471		18,638
Schnitzer Steel Industries, Inc. Class A		693		23,375
Shaw Group, Inc. (The)	*	2,182		47,568
Shiloh Industries, Inc.	*	1,441		18,819
Simpson Manufacturing Company, Inc.		2,084		64,396
Southern Peru Copper Corporation	†	657		36,437
Steel Dynamics, Inc.	†	2,420		83,369
Stillwater Mining Company	*	3,727		36,711
Sturm, Ruger & Company, Inc.		3,296		22,841
Taser International, Inc.	*†	2,292		27,504
Texas Industries, Inc.		1,116		59,985
Titanium Metals Corporation	*	1,530		55,080
Tredegar Corporation		1,606		27,077
United States Steel Corporation	†	4,607		234,266
Valmont Industries, Inc.		1,162		25,936
Watts Water Technologies, Inc. Class A		1,225		39,947
Worthington Industries, Inc.		3,575		68,926
			>	>
				6,444,453
			>	>
Mining—0.0%
Freeport-McMoran Copper & Gold, Inc. Class B		7,496		296,917
			>	>
Miscellaneous—0.0%
Advanced Marketing Services, Inc.	*	772		4,632
Boyds Collection Ltd.	*	2,700		6,264
Corrections Corporation of America	*	1,900		73,340
DIMON, Inc.		2,000		12,500
Enesco Group, Inc.	*	3,501		23,282
Geo Group, Inc. (The)	*	819		23,407
Handleman Company		1,657		31,417
Terra Industries, Inc.	*	2,513		19,501
Tractor Supply Company	*	1,549		67,614
			>	>
				261,957
			>	>
Oil & Gas—8.4%
Adams Resources & Energy, Inc.		1,462		30,483
AGL Resources, Inc.		2,166		75,658
Amerada Hess Corporation	†	3,730		358,863
Anadarko Petroleum Corporation		10,910		830,251
Apache Corporation		14,149		866,343
Apco Argentina, Inc. (Cayman Islands)		622		24,003
Ashland, Inc.		2,848		192,155
Atmos Energy Corporation		2,732		73,764
ATP Oil & Gas Corporation	*	685		14,823
Atwood Oceanics, Inc.	*	831		55,295
Berry Petroleum Company Class A		1,301		66,936
BJ Services Company		6,969		361,552
Blue Dolphin Energy Company	*	3,650		9,965
BP Prudhoe Bay Royalty Trust	†	1,105		77,129
BPZ Energy, Inc.	*†	2,119		13,138
Buckeye Partners, LP		1,400		63,896
Burlington Resources, Inc.		16,286		815,440
Cabot Oil & Gas Corporation		1,516		83,607
CAL Dive International, Inc.	*	1,668		75,560
Callon Petroleum Company	*	779		12,106
Cascade Natural Gas Corporation	†	1,289		25,728
Chesapeake Energy Corporation		12,243		268,611
Chesapeake Utilities Corporation		949		25,243
ChevronTexaco Corporation		88,414		5,155,420
Cimarex Energy Company	*†	1,645		64,155
Clayton Williams Energy, Inc.	*	550		14,245
ConocoPhillips		27,349		2,949,316
Cross Timbers Royalty Trust		575		22,483
Dawson Geophysical Company	*	1,200		29,040
Delta Natural Gas Company, Inc.		380		9,789
Delta Petroleum Corporation	*	2,709		39,389
Denbury Resources, Inc.	*†	2,233		78,669
Devon Energy Corporation		19,900		950,225
Diamond Offshore Drilling, Inc.	†	2,694		134,431
Dynegy, Inc. Class A	*†	15,654		61,207
EOG Resources, Inc.		10,352		504,556
EL Paso Corporation		25,233		266,965
Encore Acquisition Company	*†	1,375		56,788
Energen Corporation		1,322		88,045
Energy Partners Ltd.	*†	1,758		45,655
ENSCO International, Inc.		5,990		225,583
Enterprise Products Partners LP		8,400		215,880
Equitable Resources, Inc.		2,812		161,521

See accompanying notes to schedule of investments.	87

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Exploration Company of Delaware, Inc. (The)	*	5,411		$31,081
Exxon Mobil Corporation		281,883		16,800,227
Forest Oil Corporation	*†	2,547		103,154
Frontier Oil Corporation		1,144		41,481
FX Energy, Inc.	*†	3,496		39,994
Giant Industries, Inc.	*	2,240		57,568
Global Industries Ltd.	*	2,539		23,867
GlobalSantaFe Corporation		9,544		353,510
Grey Wolf, Inc.	*	5,192		34,163
Halliburton Company		19,179		829,492
Hanover Compressor Company	*	2,934		35,413
Headwaters, Inc.	*	2,095		68,758
Helmerich & Payne, Inc.		1,963		77,911
Holly Corporation		1,336		49,793
Houston Exploration Company	*	1,352		76,996
Hugoton Royalty Trust		1,874		55,264
Kaneb Services LLC	†	1,001		42,693
Kerr-McGee Corporation	†	5,502		430,972
Key Energy Services, Inc.	*	4,865		55,802
Kinder Morgan Management LLC	*	1,656		67,217
Kinder Morgan, Inc.		4,214		319,000
Laclede Group, Inc. (The)		1,025		29,930
Magellan Midstream Partners		1,000		61,050
Magnum Hunter Resources, Inc.	*	2,497		40,227
Marathon Oil Corporation		15,074		707,272
Markwest Hydrocarbon, Inc.		1,075		23,586
McMoRan Exploration Company	*†	1,059		21,286
MDU Resources Group, Inc.		5,105		141,000
Mercury Air Group, Inc.		746		2,462
Meridian Resource Corporation	*	2,950		15,222
Mission Resources Corporation	*	916		6,485
Murphy Oil Corporation		3,885		383,566
Nabors Industries Ltd.	*	6,084		359,808
National Fuel Gas Company		4,022		114,989
New Jersey Resources Corporation		1,121		48,797
Newfield Exploration Company	*†	2,623		194,784
Newpark Resources, Inc.	*	3,484		20,521
Nicor, Inc.	†	1,828		67,801
Noble Corporation		5,552		312,078
Noble Energy, Inc.	†	2,545		173,111
Northwest Natural Gas Company		1,183		42,789
Occidental Petroleum Corporation		17,080		1,215,584
Oceaneering International, Inc.	*	1,116		41,850
Oneok, Inc.		3,908		120,445
Parker Drilling Company	*	3,755		21,591
Patina Oil & Gas Corporation		2,681		107,240
Patterson-UTI Energy, Inc.		6,712		167,934
Penn Virginia Corporation		1,500		68,850
Peoples Energy Corporation		1,528		64,054
Petroleum Development Corporation	*	1,250		47,113
Piedmont Natural Gas Company		2,740		63,130
Pioneer Natural Resources Company		5,801		247,819
Plains All American Pipeline, LP	†	2,300		89,125
Plains Exploration & Production Company	*	4,202		146,650
Pogo Producing Company		2,307		113,597
Premcor, Inc.		2,892		172,595
Pride International, Inc.	*	5,416		134,533
Prolong International Corporation	*	34,716		5,902
Questar Corporation		3,706		219,581
Quicksilver Resources, Inc.	*†	2,320		113,054
Range Resources Corporation		2,900		67,744
Remington Oil & Gas Corporation	*	1,186		37,383
Resource America, Inc. Class A		1,287		45,103
Rowan Companies, Inc.		3,918		117,266
Schlumberger Ltd.		25,693		1,810,843
SEACOR Holdings, Inc.	*	983		62,666
SEMCO Energy, Inc.	†	5,450		31,338
Smith International, Inc.		4,010		251,547
South Jersey Industries, Inc.		1,007		56,795
Southern Union Company	*	3,207		80,528
Southwest Gas Corporation		1,252		30,248
Southwestern Energy Company	*	1,518		86,162
Spinnaker Exploration Company	*	1,506		53,508
St. Mary Land & Exploration Company		1,481		74,124
Stone Energy Corporation	*	1,208		58,673
Sunoco, Inc.	†	3,206		331,885
Superior Energy Services, Inc.	*	2,900		49,880
Swift Energy Company	*	1,142		32,478
Syntroleum Corporation	*	1,246		15,251
Teppco Partners LP	†	2,500		105,000
Tesoro Petroleum Corporation	*	3,423		126,719
Tetra Technologies, Inc.	*	784		22,297
Tidewater, Inc.		2,430		94,430
Todco Class A	*	2,002		51,732
Transmontaigne, Inc.	*	2,979		23,832
Transocean, Inc.	*	13,976		719,205
UGI Corporation		1,360		61,771
Ultra Petroleum Corporation	*	3,041		154,483
Unit Corporation	*	1,702		76,879
United Heritage Corporation	*	3,180		2,099
Unocal Corporation		11,544		712,149
Valero Energy Corporation		10,566		774,171
Vectren Corporation		3,706		98,728
Veritas DGC, Inc.	*	1,390		41,644
Vintage Petroleum, Inc.		2,737		86,106
Wd-40 Company		949		30,833
Weatherford International Ltd.	*†	5,300		307,082
Western Gas Resources, Inc.		4,048		139,454
WGL Holdings, Inc.		2,315		71,672
W-H Energy Services, Inc.	*	1,377		32,952
Whiting Petroleum Corporation	*	1,242		50,649
Williams Companies, Inc.		24,207		455,334
XTO Energy, Inc.		15,020		493,257
			>	>
				49,041,578
			>	>

88	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Pharmaceuticals—6.4%
Aastrom Biosciences, Inc.	*†	3,289	$6,841
Abbott Laboratories		67,972	3,168,855
Abgenix, Inc.	*	3,629	25,403
Able Laboratories, Inc.	*	820	19,237
Adolor Corporation	*	1,927	19,154
Albany Molecular Research, Inc.	*	1,371	14,094
Alexion Pharmaceuticals, Inc.	*†	1,108	24,005
Alfacell Corporation	*†	4,295	8,461
Alkermes, Inc.	*†	3,579	37,150
Alliance Pharmaceutical Corporation	*	320	53
Allscripts Healthcare Solutions, Inc.	*†	2,300	32,890
Alpharma, Inc. Class A		2,463	30,344
American Pharmaceutical Partners, Inc.	*†	1,756	90,855
AmerisourceBergen Corporation	†	4,244	243,139
Amgen, Inc.	*	55,055	3,204,752
Andrx Corporation	*	3,036	68,826
Aphton Corporation	*†	1,416	1,798
Arena Pharmaceuticals, Inc.	*†	1,439	7,267
ArQule, Inc.	*	864	4,069
Atherogenics, Inc.	*	1,603	20,983
AVANIR Pharmaceuticals Class A	*	6,000	13,200
Avant Immunotherapeutics, Inc.	*	5,150	8,395
Avax Technologies, Inc.	*	1,450	522
AVI BioPharma, Inc.	*†	2,400	6,000
Barr Pharmaceuticals, Inc.	*	4,174	203,816
Bentley Pharmaceuticals, Inc.	*	711	5,233
Biogen Idec, Inc.	*†	14,695	507,124
BioMarin Pharmaceuticals, Inc.	*	2,400	12,360
Biopure Corporation	*	1,854	617
BioScrip, Inc.	*	1,095	6,603
Bone Care International, Inc.	*	986	25,577
Boston Life Sciences, Inc.	*	724	1,810
Bradley Pharmaceuticals, Inc.	*†	591	5,650
Bristol-Myers Squibb Company		84,672	2,155,749
Cambrex Corporation	†	1,258	26,795
Cardinal Health, Inc.		18,766	1,047,143
Cell Genesys, Inc.	*†	1,642	7,438
Cell Therapeutics, Inc.	*†	1,391	4,994
Cellegy Pharmaceuticals, Inc.	*	1,550	2,511
Cephalon, Inc.	*†	2,347	109,910
Charles River Laboratories International, Inc.	*	2,755	129,595
Chiron Corporation	*	4,789	167,902
Collagenex Pharmaceuticals, Inc.	*	1,558	7,276
Columbia Laboratories, Inc.	*	1,819	3,474
Connetics Corporation	*†	1,618	40,919
Corgentech, Inc.	*	38	88
Corixa Corporation	*†	2,578	7,914
Cubist Pharmaceuticals, Inc.	*	1,762	18,712
Cypress Bioscience, Inc.	*	1,560	14,258
Cytogen Corporation	*	755	4,371
CytRx Corporation	*†	4,200	5,754
D&K Healthcare Resources, Inc.		1,138	9,525
Dendreon Corporation	*†	1,879	10,241
Diagnostic Products Corporation		1,263	61,003
Digene Corporation	*†	725	15,044
Discovery Laboratories, Inc.	*†	2,566	14,447
Durect Corporation	*	1,900	6,916
Eli Lilly & Company		41,996	2,187,992
Emisphere Technologies, Inc.	*	772	2,833
Encysive Pharmaceuticals, Inc.	*	2,128	21,748
Endo Pharmaceuticals Holdings, Inc.	*	5,535	124,814
Eon Labs, Inc.	*	1,064	32,175
Epimmune, Inc.	*	1,000	1,160
EPIX Medical, Inc.	*	960	6,720
Eyetech Pharmaceuticals, Inc.	*	59	1,623
First Horizon Pharmaceutical Corporation	*†	1,613	27,227
Forest Laboratories, Inc.	*	16,072	593,860
Genaera Corporation	*	4,787	10,914
Genelabs Technologies, Inc.	*	3,606	2,164
Genentech, Inc.	*	20,418	1,155,863
Genta, Inc.	*	2,971	3,357
Genzyme Corporation	*	10,181	582,760
Geron Corporation	*†	1,370	8,371
Gilead Sciences, Inc.	*	18,710	669,818
GTC Biotherapeutics, Inc.	*†	3,988	4,187
GTx, Inc.	*†	200	1,820
Guilford Pharmaceuticals, Inc.	*	924	2,125
Hemispherx Biopharma, Inc.	*	920	1,380
Henry Schein, Inc.	*	3,652	130,888
Heska Corporation	*	4,462	3,347
Hi-Tech Pharmacal Company, Inc.	*	575	12,639
Hollis-Eden Pharmaceuticals	*†	954	6,721
Hospira, Inc.	*	6,367	205,463
Human Genome Sciences, Inc.	*†	5,277	48,654
Idexx Laboratories, Inc.	*†	1,568	84,923
ImClone Systems, Inc.	*†	3,034	104,673
Immtech International, Inc.	*†	681	8,458
Immucor, Inc.	*	1,219	36,802
Immune Response Corporation (The)	*†	4,732	3,691
ImmunoGen, Inc.	*	1,323	6,919
Impax Laboratories, Inc.	*†	2,166	34,656
Indevus Pharmaceuticals, Inc.	*	5,716	15,890
InKine Pharmaceutical Company, Inc.	*	4,478	13,882
Inspire Pharmaceuticals, Inc.	*	1,369	11,171
InterMune, Inc.	*	1,586	17,446
Inverness Medical Innovations, Inc.	*	880	20,680
Invitrogen Corporation	*	2,122	146,842
Ivax Corporation	*	10,043	198,550
King Pharmaceuticals, Inc.	*	10,009	83,175
KOS Pharmaceuticals, Inc.	*	1,090	45,431
KV Pharmaceutical Company Class A	*	2,179	50,553
Large Scale Biology Corporation	*	852	767

See accompanying notes to schedule of investments.	89

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Ligand Pharmaceuticals, Inc. Class B	*	2,979	$17,070
Martek Biosciences Corporation	*†	1,148	66,802
McKesson Corporation		11,391	430,010
Medarex, Inc.	*	3,092	22,046
Medco Health Solutions, Inc.	*†	11,716	580,762
Medicines Company	*†	2,018	45,728
Medicis Pharmaceutical Corporation Class A	†	2,422	72,612
Medifast, Inc.	*†	734	2,107
MedImmune, Inc.	*	10,273	244,600
Merck & Company, Inc.		96,530	3,124,676
Meridian Bioscience, Inc.		2,415	35,984
MGI Pharma, Inc.	*	2,564	64,792
Millennium Pharmaceuticals, Inc.	*	12,456	104,880
Miravant Medical Technologies	*	4,544	3,862
Mylan Laboratories	†	11,008	195,062
Nabi Biopharmaceuticals	*	1,995	24,898
Nastech Pharmaceutical Company, Inc.	*†	1,500	14,820
Natrol, Inc.	*	1,145	3,464
NBTY, Inc.	*	2,664	66,840
NeoRx Corporation	*	2,381	2,357
Neose Technologies, Inc.	*	704	1,816
Neurobiological Technologies	*†	3,136	10,317
Neurocrine Biosciences, Inc.	*	1,479	56,291
Novavax, Inc.	*†	1,550	2,186
Noven Pharmaceuticals, Inc.	*	1,350	22,896
NPS Pharmaceuticals, Inc.	*	1,660	20,949
Nu Skin Enterprises, Inc. Class A	†	3,018	67,935
Nuvelo, Inc.	*	1,150	7,475
Omnicare, Inc.		4,277	151,620
Onyx Pharmaceuticals, Inc.	*†	1,214	38,059
OraSure Technologies, Inc.	*	1,687	12,416
Ortec International, Inc.	*	2,272	1,579
OSI Pharmaceuticals, Inc.	*†	1,622	67,053
Pain Therapeutics, Inc.	*	1,318	6,695
Palatin Technologies, Inc.	*	2,104	4,923
Par Pharmaceutical Companies, Inc.	*	1,362	45,545
Parexel International Corporation	*	1,153	27,096
Penwest Pharmaceuticals Company	*	930	11,495
Peregrine Pharmaceuticals, Inc.	*	9,115	13,399
Perrigo Company		2,922	55,956
Pfizer, Inc.		328,580	8,631,797
Pharmacopeia Drug Discovery, Inc.	*	572	2,883
Pharmacyclics, Inc.	*	1,700	13,651
Pozen, Inc.	*	1,014	5,283
Praecis Pharmaceuticals, Inc.	*	1,837	1,929
Priority Healthcare Corporation Class B	*	1,846	39,929
Progenics Pharmeceuticals, Inc.	*	793	13,330
Protein Design Labs, Inc.	*	3,841	61,418
Regeneron Pharmaceuticals, Inc.	*	2,632	13,450
Salix Pharmaceuticals Ltd.	*	1,569	25,873
Schering-Plough Corporation		64,078	1,163,016
Sciclone Pharmaceuticals, Inc.	*	1,700	4,828
Sepracor, Inc.	*†	4,575	262,651
Serologicals Corporation	*†	1,093	26,713
SIGA Technologies, Inc.	*	4,649	5,811
Sigma Aldrich Corporation		2,478	151,778
Sirna Therapeutics, Inc.	*	4,257	12,430
SuperGen, Inc.	*	1,338	6,503
Tanox, Inc.	*	1,721	16,522
Tapestry Pharmaceuticals, Inc.	*	5,221	3,185
Targeted Genetics Corporation	*	6,267	3,823
Third Wave Technologies, Inc.	*	1,227	7,068
Titan Pharmaceuticals, Inc.	*	1,743	3,869
United Therapeutics Corporation	*†	914	41,765
USANA Health Sciences, Inc.	*	593	28,049
Valeant Pharmaceuticals International		3,473	78,212
Vertex Pharmaceuticals, Inc.	*†	3,255	30,467
VI Technologies, Inc.	*†	157	474
Vicuron Pharmaceuticals, Inc.	*	2,367	37,304
Vion Pharmaceuticals, Inc.	*	4,504	12,836
Viropharma, Inc.	*†	661	1,547
Watson Pharmaceuticals, Inc.	*†	4,480	137,670
Wyeth		58,064	2,449,140
XOMA Ltd.	*	4,976	4,976
Zymogenetics, Inc.	*	2,343	35,754

			37,517,201

Real Estate—1.9%
Acadia Realty Trust REIT		1,318	21,193
Affordable Residential Communities REIT	†	950	12,018
Agree Realty Corporation REIT		814	21,962
Alexander’s, Inc. REIT	*	161	38,882
Alexandria Real Estate Equities, Inc. REIT		802	51,633
AMB Property Corporation REIT		3,649	137,932
American Financial Realty Trust REIT		2,834	41,461
American Land Lease, Inc. REIT		1,828	42,300
American Mortgage Acceptance Corporation REIT		1,842	25,456
AMLI Residential Properties Trust REIT		1,544	42,290
Annaly Mortgage Management, Inc. REIT	†	3,840	72,038
Anthracite Capital, Inc. REIT		1,100	12,254
Apartment Investment & Management Company REIT Class A		3,910	145,452
Archstone-Smith Trust REIT		7,979	272,164
Arden Realty, Inc. REIT		3,060	103,581
Arizona Land Income Corporation REIT Class A		1,050	4,946
Avalonbay Communities, Inc. REIT		3,116	208,429

90	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Bedford Property Investors REIT		1,506	$32,876
BioMed Realty Trust, Inc. REIT		1,400	28,840
Boston Properties, Inc. REIT		4,700	283,081
Brandywine Realty Trust REIT		1,679	47,684
BRE Properties Class A REIT		2,433	85,885
BRT Realty Trust REIT		355	7,476
California Coastal Communities, Inc.	*	267	6,985
Camden Property Trust REIT		2,732	128,486
Capital Alliance Income Trust Ltd. REIT	†	799	10,866
Capital Automotive REIT	†	1,616	53,522
Capstead Mortgage Corporation REIT	†	2,400	20,520
CarrAmerica Realty Corporation REIT		2,765	87,236
Catellus Development Corporation REIT		4,011	106,893
CB Richard Ellis Group, Inc. Class A	*	2,300	80,477
CBL & Associates Properties, Inc. REIT		1,274	91,104
Cedar Shopping Centers, Inc. REIT		583	8,302
Centerpoint Properties Trust REIT		1,784	73,144
Colonial Properties Trust REIT		1,324	50,855
Commercial Net Lease Realty REIT		2,356	43,468
Cornerstone Realty Income Trust, Inc. REIT		2,474	24,542
Correctional Properties Trust REIT		397	10,024
Cousins Properties, Inc. REIT		2,338	60,484
Crescent Real Estate EQT Company REIT		4,527	73,971
CRT Properties, Inc. REIT		1,998	43,516
Developers Diversified Realty Corporation REIT		4,733	188,137
Duke Realty Corporation REIT	†	5,609	167,429
Eastgroup Properties, Inc. REIT		1,538	57,983
Entertainment Properties Trust REIT		749	31,031
Equity Inns, Inc. REIT		3,264	36,002
Equity Office Properties Trust REIT		16,590	499,857
Equity One, Inc. REIT		2,619	53,925
Equity Residential REIT		11,429	368,128
Essex Property Trust, Inc. REIT		807	55,635
Federal Realty Investment Trust REIT		1,810	87,514
FelCor Lodging Trust, Inc. REIT	*	3,135	38,968
First Industrial Realty Trust, Inc. REIT		1,599	60,490
Forest City Enterprises, Inc. Class A		1,954	124,665
General Growth Properties, Inc. REIT		9,800	334,180
Getty Realty Corporation REIT		1,747	44,636
Glenborough Realty Trust, Inc. REIT		2,111	40,362
Glimcher Realty Trust REIT		1,584	37,541
Grubb and Ellis Company	*	652	3,130
Health Care Property Investors, Inc. REIT	†	5,334	125,189
Health Care REIT, Inc.		1,824	58,368
Healthcare Realty Trust, Inc. REIT		1,881	68,544
Heritage Property Investment Trust REIT		2,051	60,874
Highwoods Properties, Inc. REIT	†	2,393	64,180
HMG Courtland Properties REIT	*	1,450	17,763
Home Properties, Inc. REIT		1,390	53,932
Hospitality Properties Trust REIT		2,923	118,031
Host Marriott Corporation REIT	†	12,307	203,804
HRPT Properties Trust REIT		4,342	51,713
IMPAC Mortgage Holdings, Inc. REIT	†	3,238	62,105
Innkeepers USA Trust REIT		2,014	26,001
iStar Financial, Inc. REIT		4,331	178,351
Jones Lang Lasalle, Inc.	*	1,711	79,818
Kimco Realty Corporation REIT		4,347	234,303
Kramont Realty Trust REIT		1,613	37,744
Lexington Corporate Properties Trust REIT		1,399	30,694
Liberty Property Trust REIT		3,172	123,867
Mack-Cali Realty Corporation REIT		2,488	105,367
Maguire Properties, Inc. REIT		1,199	28,632
Mid-America Apartment Communities, Inc. REIT		1,240	45,260
Mills Corporation (The) REIT		2,070	109,503
Mission West Properties REIT		1,417	15,020
Monmouth Capital Corporation		2,974	19,420
Monmouth Class A REIT		1,328	11,210
National Health Investors, Inc. REIT		2,097	54,480
Nationwide Health Properties, Inc. REIT		2,362	47,736
New Plan Excel Realty Trust REIT		4,341	109,003
Newcastle Investment Corporation REIT		754	22,318
Novastar Financial, Inc. REIT	†	771	27,764
Pan Pacific Retail Properties, Inc. REIT		1,419	80,528
Parkway Properties, Inc. REIT		986	46,046
Plum Creek Timber Company, Inc. REIT		7,592	271,034
PMC Commercial Trust REIT		865	13,036
Post Properties, Inc. REIT		2,078	64,501
Prentiss Properties Trust REIT	†	1,864	63,674
Prime Group Realty Trust REIT	*	2,228	15,952
Prologis REIT		7,466	276,989
Public Storage, Inc. REIT		3,797	216,201
RAIT Investment Trust REIT		991	26,579
Rayonier, Inc. REIT		2,224	110,155
Realty Income Corporation REIT		2,938	67,221
Redwood Trust, Inc. REIT	†	1,008	51,589
Regency Centers Corporation REIT		2,545	121,218
Senior Housing Properties Trust REIT		2,216	36,963
Shurgard Storage Centers, Inc. REIT Class A		1,600	65,568

See accompanying notes to schedule of investments.	91

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Simon Property Group, Inc. REIT		9,585	$580,659
SL Green Realty Corporation REIT	†	1,735	97,542
SonomaWest Holdings, Inc.	*	1,700	21,871
Sovran Self Storage, Inc. REIT		1,269	50,290
St. Joe Company (The)		2,906	195,574
Stewart Enterprises, Inc. Class A	*	4,115	25,307
Sun Communities, Inc. REIT		1,061	37,984
Taubman Centers, Inc. REIT		2,083	57,782
Thornburg Mortgage, Inc. REIT	†	4,059	113,814
Town & Country Trust, REIT	†	1,290	34,121
Trammell Crow Company	*	2,116	43,526
Trizec Properties, Inc. REIT		6,114	116,166
United Capital Corporation	*	690	16,864
United Dominion Realty Trust, Inc. REIT	†	4,883	101,908
Ventas, Inc. REIT		3,213	80,196
Vornado Realty Trust REIT		5,255	364,014
W.P. Carey & Company LLC		1,592	48,349
Washington REIT		1,834	52,728
Weingarten Realty Investors REIT		3,474	119,888

			10,820,672

Restaurants—0.7%
AM-CH, Inc.	*	2,544	1,043
Applebee’s International, Inc.	†	3,613	99,574
Aramark Corporation Class B		4,444	116,788
Back Yard Burgers, Inc.	*	1,698	10,018
Bob Evans Farms, Inc.		1,465	34,354
Brinker International, Inc.	*	3,445	124,778
CEC Entertainment, Inc.	*†	1,614	59,072
CKE Restaurants, Inc.	*	1,945	30,828
California Pizza Kitchen, Inc.	*	970	22,737
CBRL Group, Inc.	†	2,120	87,556
Cheesecake Factory (The)	*†	3,444	122,090
Darden Restaurants, Inc.		6,843	209,943
Host America Corporation	*	1,307	5,176
IHOP Corporation		1,079	51,447
Jack in the Box, Inc.	*	1,437	53,313
Krispy Kreme Doughnuts, Inc.	*†	2,573	19,632
Landry’s Restaurants, Inc.		1,253	36,237
Lone Star Steakhouse & Saloon, Inc.		1,124	32,489
McDonald’s Corporation		54,767	1,705,444
O’Charley’s, Inc.	*	1,091	23,718
Outback Steakhouse, Inc.	†	2,790	127,754
Papa John’s International, Inc.	*†	805	27,950
PF Chang’s China Bistro, Inc.	*†	1,089	65,122
Rare Hospitality International, Inc.	*	1,475	45,548
Red Robin Gourmet Burgers, Inc.	*	692	35,230
Ruby Tuesday, Inc.	†	2,816	68,401
Ryan’s Restaurant Group, Inc.	*	2,818	40,946
Sonic Corporation	*	2,487	83,066
Steak N Shake Company (The)	*	1,267	24,516
Triarc Companies Class B		2,886	39,913
Wendy’s International, Inc.	†	5,229	204,140
Yum! Brands, Inc.		12,805	663,427

			4,272,250

Retailers—4.1%
1-800-FLOWERS.COM, Inc.	*	793	6,003
99 Cents Only Stores	*†	3,207	42,236
AC Moore Arts & Crafts, Inc.	*†	876	23,354
Action Performance Companies, Inc.		722	9,552
Advance Auto Parts, Inc.	*	2,990	150,846
Alloy, Inc.	*	1,850	10,878
Amazon.Com, Inc.	*†	12,783	438,073
Autozone, Inc.	*	3,384	290,009
BJ’s Wholesale Club, Inc.	*	2,859	88,801
Barnes & Noble, Inc.	*	2,814	97,055
Bed Bath & Beyond, Inc.	*	12,988	474,582
Bell Microproducts, Inc.	*	1,146	8,572
Best Buy Company, Inc.		11,529	622,681
Big 5 Sporting Goods Corporation		1,071	26,454
Big Lots, Inc.	*	4,853	58,333
Blair Corporation		469	15,463
Bluefly, Inc.	*	2,341	3,371
Bombay Company, Inc. (The)	*	1,080	5,724
Borders Group, Inc.		3,342	88,964
CSK Auto Corporation	*	1,990	35,124
CVS Corporation		17,290	909,800
Casey’s General Stores, Inc.		1,608	28,896
Cash America International, Inc.		2,411	52,873
Central Garden & Pet Company	*	615	26,974
Circuit City Stores, Inc.		8,696	139,571
Coldwater Creek, Inc.	*	2,719	50,247
Cost Plus, Inc.	*	1,014	27,256
Costco Wholesale Corporation		20,094	887,753
Dick’s Sporting Goods, Inc.	*	1,240	45,545
Dillard’s, Inc. Class A		3,454	92,913
Dollar General Corporation		13,983	306,368
Dollar Tree Stores, Inc.	*†	4,830	138,766
Drugstore.Com, Inc.	*	3,800	9,804
eBay, Inc.	*	43,010	1,602,553
Electronics Boutique Holdings Corporation	*†	992	42,626
Family Dollar Stores, Inc.		6,556	199,040
Fastenal Company	†	2,819	155,919
Federated Department Stores		7,503	477,491
Foot Locker, Inc.		5,840	171,112
Fred’s, Inc.	†	1,781	30,580
GameStop Corporation Class A	*†	1,110	24,598
GameStop Corporation Class B	*	1,195	26,648
GSI Commerce, Inc.	*	1,469	19,876
Guitar Center, Inc.	*	1,020	55,927
Hancock Fabrics, Inc.		631	4,695
Haverty Furniture Companies, Inc.		1,111	16,943
Hibbett Sporting Goods, Inc.	*	931	27,967
J. Jill Group, Inc. (The)	*	1,015	13,966
JC Penney Company, Inc. (Holding Company)		12,328	640,070

92	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Jo-Ann Stores, Inc.	*	1,266	$35,562
Kenneth Cole Productions, Inc. Class A		956	27,858
Kirkland’s, Inc.	*	833	9,213
Linens ’N Things, Inc.	*†	1,904	47,276
Longs Drug Stores Corporation		1,757	60,125
MarineMax, Inc.	*	800	24,944
Marvel Enterprises, Inc.	*†	4,501	90,020
May Department Stores Company (The)		11,976	443,352
Men’s Wearhouse, Inc.	*	1,625	68,591
Michaels Stores, Inc.		5,676	206,039
Movie Gallery, Inc.		1,145	32,839
MSC Industrial Direct Company Class A		1,782	54,458
Neiman-Marcus Group, Inc. Class A		2,101	192,263
Nitches, Inc.	*	950	4,854
Office Depot, Inc.	*	11,792	261,547
OfficeMax, Inc.		3,587	120,165
O’Reilly Automotive, Inc.	*†	2,386	118,179
Overstock.com, Inc.	*†	770	33,102
PC Connection, Inc.	*	854	5,013
Petco Animal Supplies, Inc.	*	612	22,528
Petsmart, Inc.	†	5,983	172,011
Pier 1 Imports, Inc.	†	3,712	67,670
Priceline.com, Inc.	*†	1,548	39,010
RadioShack Corporation		6,811	166,870
Restoration Hardware, Inc.	*	314	1,790
Retail Ventures, Inc.	*	1,372	12,499
Rite Aid Corporation	*	20,882	82,693
Saks, Inc.		5,811	104,889
Samsonite Corporation	*	1,133	1,133
School Specialty, Inc.	*†	854	33,443
SCP Pool Corporation		2,434	77,547
Sears Holdings Corporation	*†	4,579	609,785
Sharper Image Corporation	*	648	10,763
Sherwin-Williams Company (The)		6,048	266,052
Shopko Stores, Inc.	*	1,850	41,107
Sports Authority, Inc. (The)	*†	1,016	27,940
Stamps.com, Inc.	*	1,050	17,430
Staples, Inc.		21,645	680,302
Stein Mart, Inc.	*	1,261	28,373
Stride Rite Corporation		2,388	31,760
Systemax, Inc.	*	1,358	7,388
TJX Companies, Inc.		21,886	539,052
Target Corporation		36,421	1,821,778
Tiffany & Company	†	6,084	210,020
Toys R US, Inc.	*†	8,862	228,285
Trans World Entertainment Corporation	*	1,932	28,458
Tuesday Morning Corporation	*†	1,816	52,428
Tweeter Home Entertainment Group, Inc.	*	1,128	6,283
Valuevision Media, Inc. Class A	*	1,741	21,536
Walgreen Company		44,543	1,978,600
Wal-Mart Stores, Inc.		114,787	5,751,977
Whitehall Jewellers, Inc.	*	869	6,170
Williams-Sonoma, Inc.	*	4,877	179,230
Zale Corporation	*	2,300	68,356

			23,953,408

Telecommunications—0.0%
Citizens Communications Company	†	11,806	152,770
Superior Telecom, Inc.	*‡d	2,013	—

			152,770

Telephone Systems—2.7%
Acceris Communications, Inc.	*	677	416
Adtran, Inc.		3,197	56,395
Alamosa Holdings, Inc.	*†	7,450	86,942
Alaska Communications Systems Group, Inc.		2,850	28,643
Alltel Corporation	†	12,951	710,362
AT&T Corporation		32,775	614,531
Audiovox Corporation Class A	*	1,218	15,517
BellSouth Corporation		79,688	2,094,998
Brightpoint, Inc.	*	873	16,351
Centennial Communications Corporation	*	3,036	32,941
CenturyTel, Inc.		5,985	196,547
Cincinnati Bell, Inc.	*	9,266	39,381
Commonwealth Telephone Enterprises, Inc.	*	876	41,295
CoSine Communications, Inc.	*	438	911
Covad Communications Group, Inc.	*†	13,040	15,648
Covista Communications, Inc.	*	992	1,756
D&E Communications, Inc.		1,712	15,631
Deltathree, Inc.	*	2,552	9,825
Dobson Communications Corporation Class A	*	3,916	7,910
DSL.Net, Inc.	*	1,850	241
Equinix, Inc.	*	622	26,335
Forgent Networks, Inc.	*	1,350	2,862
General Communication Class A	*	2,516	22,971
Global Payments, Inc.		1,619	104,409
Goamerica, Inc.	*	24	180
Hickory Tech Corporation		651	6,614
IDT Corporation	*	1,978	28,088
j2 Global Communications, Inc.	*†	807	27,688
LCC International, Inc. Class A	*	1,000	4,210
Level 3Communications, Inc.	*†	26,967	55,552
Lightbridge, Inc.	*	1,288	7,792
Loral Space & Communications Ltd. (Bermuda)	*	2,922	643
Mastec, Inc.	*†	2,049	16,822
MCI, Inc.		12,600	313,992
McLeodUSA, Inc. Class A	*	9,250	1,665
Net2Phone, Inc.	*	1,324	2,132
Nextel Communications, Inc. Class A	*	47,028	1,336,536
Nextel Partners, Inc. Class A	*	1,746	38,342
NII Holdings, Inc. Class B	*	850	48,875
Novatel Wireless, Inc.	*†	1,358	14,599
NTL, Inc.	*†	3,592	228,703
Primus Telecommunications GP	*	3,086	4,845
Qwest Communications International, Inc.	*†	73,367	271,458

See accompanying notes to schedule of investments.	93

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Redback Networks, Inc.	*	1,198	$7,164
Rural Cellular Corporation Class A	*	1,265	6,692
SBC Communications, Inc.		144,182	3,415,672
Savvis Communications Corporation	*	6,126	3,798
Sprint Corp.-FON Group	†	53,693	1,221,516
SureWest Communications		184	4,243
Talk America Holdings, Inc.	*†	1,398	9,017
Telecommunication Systems, Inc.	*	1,200	3,204
Teleglobe International Holdings Ltd. (Bermuda)	*	450	1,643
Telephone & Data Systems, Inc.	†	2,518	205,469
Time Warner Telecom, Inc. Class A	*	1,928	7,654
Trinsic, Inc.	*	1,135	590
Triton PCS Holdings, Inc. Class A	*	2,699	5,992
Ubiquitel, Inc.	*	4,078	27,323
US Cellular Corporation	*	680	31,028
Verizon Communications, Inc.		120,493	4,277,502
Visual Networks, Inc.	*	6,068	18,204
West Corporation	*	2,275	72,800
Western Wireless Corporation Class A	*†	3,263	123,863
Wireless Facilities, Inc.	*	2,398	14,988

			16,009,916

Textiles, Clothing & Fabrics—0.5%
Albany International Corporation Class A		1,437	44,375
Brown Shoe Company, Inc.		796	27,279
Coach, Inc.	*	7,686	435,258
Collins & Aikman Corporation	*	2,906	3,574
Columbia Sportswear Company	*†	652	34,706
Culp, Inc.	*	888	5,239
Dickie Walker Marine, Inc.	*	1,625	1,674
Genesco, Inc.	*	921	26,175
Guess ?, Inc.	*	1,774	24,304
Gymboree Corporation	*	1,400	17,556
Innovo Group, Inc.	*	3,157	15,659
JLM Couture, Inc.	*	1,242	4,041
Jones Apparel Group, Inc.		4,641	155,427
Kellwood Company		1,170	33,684
K-Swiss, Inc. Class A		1,476	48,752
Liz Claiborne, Inc.		4,930	197,841
Mohawk Industries, Inc.	*†	2,460	207,378
Mossimo, Inc.	*	2,806	9,653
Mothers Work, Inc.	*	600	8,298
Nike, Inc. Class B		7,490	623,992
Oxford Industries, Inc.		936	34,248
Penn Engineering & Manufacturing Corporation		917	16,552
Phillips-Van Heusen Corporation		1,267	33,753
Polo Ralph Lauren Corporation		2,143	83,148
Polymer Group Escrow	‡d	1,565	—
Quaker Fabric Corporation		2,550	8,288
Quiksilver, Inc.	*	2,144	62,240
Reebok International Ltd.	†	2,443	108,225
Russell Corporation		1,339	24,209
Sport-Haley, Inc.	*	1,042	4,142
Steven Madden Ltd.	*	1,901	31,728
Tag-It Pacific, Inc.	*†	1,334	6,937
Tarrant Apparel Group	*	1,106	2,289
Timberland Company Class A	*†	1,485	105,331
VF Corporation		4,485	265,243
Warnaco Group, Inc. (The)	*	1,569	37,719
Wolverine World Wide, Inc.		2,589	55,482

			2,804,399

Transportation—1.7%
Alexander & Baldwin, Inc.	†	1,466	60,399
Allied Holdings, Inc.	*	245	576
Arctic Cat, Inc.		1,857	50,250
Arkansas Best Corporation		903	34,115
Brunswick Corporation		3,797	177,889
Burlington Northern Santa Fe Corporation		16,205	873,936
C.H. Robinson Worldwide, Inc.	†	3,575	184,220
CSX Corporation		8,882	369,935
Carnival Corporation		18,538	960,454
CNF, Inc.		2,160	101,066
Expeditors International Washington, Inc.		4,386	234,870
FedEx Corporation		13,078	1,228,678
Fleetwood Enterprises, Inc.	*	1,750	15,225
Florida East Coast Industries		2,023	85,937
Forward Air Corporation		954	40,621
GATX Corporation		2,366	78,528
General Maritime Corporation	*	1,897	91,891
Genesee & Wyoming, Inc. Class A	*†	1,051	27,231
Gulfmark Offshore, Inc.	*	1,000	25,910
Heartland Express, Inc.		3,165	60,610
JB Hunt Transport Services, Inc.		3,167	138,620
Kansas City Southern	*†	2,513	48,400
Kirby Corporation	*	1,179	49,553
Laidlaw International, Inc.	*	3,900	81,120
Landstar System, Inc.	*	2,256	73,884
Maritrans, Inc.		499	9,506
Norfolk Southern Corporation		17,402	644,744
Old Dominion Freight Line, Inc.	*	1,189	37,037
OMI Corporation	†	3,824	73,230
Overnite Corporation		1,466	46,897
Overseas Shipholding Group		1,587	99,838
P.A.M. Transportation Services, Inc.	*	338	5,814
Pacer International, Inc.	*	1,664	39,753
Pegasus Solutions, Inc.	*	1,147	13,558
Polaris Industries, Inc.	†	1,858	130,487
Quality Distribution, Inc.	*	93	1,009
RailAmerica, Inc.	*	1,527	19,057
Royal Caribbean Cruises Ltd.	†	4,300	192,167
Sabre Holdings Corporation	†	5,055	110,603
SCS Transportation, Inc.	*	1,662	30,897
Sirva, Inc.	*	517	3,676
Swift Transportation Company, Inc.	*†	3,649	80,789
Thor Industries, Inc.	†	2,521	75,403
Trinity Industries, Inc.		2,034	57,298
Union Pacific Corporation		11,289	786,843
United Defense Industries, Inc.		2,189	160,716
United Parcel Service, Inc. Class B		25,052	1,822,282

94	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)

USF Corporation		1,137	$54,872
Wabtec Corporation		1,737	35,591
Werner Enterprises, Inc.		2,915	56,638
West Marine, Inc.	*	803	17,072
Yellow Roadway Corporation	*†	1,919	112,338

			9,812,033

Transportation Services—0.0%
Velocity Express Corp.	*	2	8

Water Companies—0.0%
American States Water Company		500	12,650
Aqua America, Inc.		3,247	79,064
California Water Service Group		965	32,202
Connecticut Water Service, Inc.		500	12,470
Pico Holdings, Inc.	*	1,150	29,797
SJW Corporation		505	17,741

			183,924

TOTAL COMMON STOCKS
(Cost $425,883,076)			576,328,631

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.1%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill 2.720% (Cost $397,915)	06/09/2005	**	$400,000	397,915

			Shares	Value

RIGHTS—0.0%

Pharmaceuticals—0.0%
ViroLogic, Inc., Rights, Expires TBD
(Cost $1,147)			2,414	748

WARRANTS—0.0%

Financial Services—0.0%
Equitex, Inc. Warrants, Expires	2/7/2010	‡	264	314
Equitex, Inc. Warrants, Expires	2/7/2010	‡d	264	—

(Cost $—)				314

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—10.0%

Institutional Money Market Funds—0.5%
BGI Institutional Fund 2.792%	04/01/2005	††	$2,377,797	2,377,797
Goldman Sachs Financial Square Prime Obligations Fund 2.595%	04/01/2005	††	26,600	26,600
Merrill Lynch Premier Institutional Fund 2.525%	04/01/2005	††	599,866	599,866
Merrimac Cash Fund-Premium Class 2.515%	04/01/2005	††	198,150	198,150

				3,202,413

Bank & Certificate Deposits/Offshore Time Deposits—7.5%
Bank of Montreal 2.600%	04/04/2005	††	370,408	370,408
Bank of Nova Scotia 2.780%	04/28/2005	††	1,188,898	1,188,898
Bank of Nova Scotia 2.730%	04/14/2005	††	2,536,316	2,536,316
Bank of Nova Scotia 2.700%	04/11/2005	††	1,188,898	1,188,898
Barclays 2.785%	04/25/2005	††	1,981,497	1,981,497
Blue Ridge Asset Funding Corporation 2.687%	04/12/2005	††	987,825	987,825
BNP Paribas 2.910%	06/15/2005	††	792,599	792,599
BNP Paribas 2.800%	05/05/2005	††	1,387,049	1,387,049
BNP Paribas 2.730%	04/07/2005	††	2,139,767	2,139,767
Branch Banker & Trust 2.740%	04/18/2005	††	2,377,797	2,377,797
Calyon 2.925%	06/03/2005	††	1,458,772	1,458,772
Calyon 2.840%	04/01/2005	††	792,599	792,599
Calyon 2.770%	04/21/2005	††	27,007	27,007
CIESCO 2.680%	04/20/2005	††	118,890	118,890
Clipper Receivables Corporation 2.656%	04/04/2005	††	396,299	396,299
Compass Securitization 2.707%	04/11/2005	††	475,559	475,559
Delaware Funding Corporation 2.697%	04/12/2005	††	396,299	396,299
Den Danske Bank 2.770%	04/26/2005	††	792,599	792,599
Den Danske Bank 2.750%	04/01/2005	††	990,749	990,749
Den Danske Bank 2.700%	04/13/2005	††	1,387,049	1,387,040
Fairway Finance 2.636%	04/01/2005	††	792,599	792,599
Fortis Bank 2.780%	04/26/2005	††	990,749	990,749
Fortis Bank 2.440%	04/14/2005	††	198,150	198,150
General Electric Capital Corporation 2.656%	04/04/2005	††	912,469	912,469
Grampian Funding LLC 2.786%	04/13/2005	††	1,977,366	1,977,366
Greyhawk Funding 2.758%	04/22/2005	††	1,777,596	1,777,596
Jupiter Securitization Corporation 2.754%	04/04/2005	††	790,299	790,299
Jupiter Securitization Corporation 2.727%	04/12/2005	††	594,449	594,449
K2 (USA) LLC 2.677%	04/07/2005	††	198,150	198,150
Lexington Parker Capital Company 2.706%	04/06/2005	††	198,150	198,150

See accompanying notes to schedule of investments.	95

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Paradigm Funding LLC 2.686%	04/04/2005	††	$594,449	$594,449
Paradigm Funding LLC 2.631%	04/11/2005	††	594,449	594,449
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	1,976,295	1,976,295
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	608,329	608,329
Rabobank Nederland 2.750%	04/27/2005	††	107,753	107,753
Royal Bank of Canada 2.780%	04/29/2005	††	1,256,055	1,256,055
Royal Bank of Scotland 2.750%	04/19/2005	††	1,981,497	1,981,497
Royal Bank of Scotland 2.585%	04/01/2005	††	990,749	990,749
Sigma Finance Corporation 2.611%	04/08/2005	††	594,449	594,449
Silver Tower U.S. Funding 2.780%	04/21/2005	††	587,569	587,569
Svenska Handlesbanken 2.630%	04/15/2005	††	653,894	653,894
Toronto Dominion Bank 3.010%	06/24/2005	††	198,150	198,150
UBS AG 2.805%	05/03/2005	††	396,299	396,299
Wells Fargo 2.790%	04/08/2005	††	792,599	792,599
Wells Fargo 2.780%	04/20/2005	††	951,119	951,119
Wells Fargo 2.780%	04/21/2005	††	1,026,045	1,026,045

				43,526,544

Floating Rate Instruments/Master Notes—2.0%
Bank of America 2.820%	05/16/2005	††	752,969	752,969
Bank of America 2.800%	06/09/2005	††	990,749	990,749
Bank of America 2.770%	04/18/2005	††	396,299	396,299
Bank of America 2.540%	06/01/2005	††	1,394,974	1,394,974
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	1,233,818	1,233,818
Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	792,599	792,599
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	396,299	396,299
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	1,382,680	1,382,680
Goldman Sachs Group, Inc. 2.830%	04/27/2005	††	792,599	792,599
Morgan Stanley 2.955%	06/05/2005	††	1,585,198	1,585,198
Morgan Stanley 2.955%	06/10/2005	††	1,387,049	1,387,049
Morgan Stanley 2.945%	12/09/2005	††	475,559	475,559

				11,580,792

TOTAL CASH EQUIVALENTS (Cost $58,309,749)				58,309,749

	Face	Value

REPURCHASE AGREEMENTS—1.1%

IBT Repurchase Agreement dated 03/31/2005 due 04/01/2005, with a maturity value of $6,587,446 and an effective yield of 2.20% collateralized by a U.S. Government Obligation with a rate of 4.184%, maturity date of 03/01/2033 and a market value of $6,916,395.	$6,587,043	$6,587,043

TOTAL INVESTMENTS—110.0%
(Cost $491,178,930)		641,624,400
Other assets less liabilities—(10.0%)		(58,264,328)

NET ASSETS—100.0%		$583,360,072

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing security.
**	Security has been pledged as collateral for futures contracts.
‡	Security valued at fair value as determined by policies approved by the board of directors.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 03/31/2005.

96	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—98.9%

Advertising—0.4%
24/7 Real Media, Inc.	*	1,934	$6,285
Aquantive, Inc.	*	2,027	22,439
Catalina Marketing Corporation	†	2,132	55,219
Digital Impact, Inc.	*	1,752	6,044
DoubleClick, Inc.	*	5,229	40,263
Getty Images, Inc.	*†	2,442	173,651
Jupitermedia Corporation	*	1,450	22,489
Lamar Advertising Company	*†	4,010	161,563
Valueclick, Inc.	*†	3,919	41,581
Ventiv Health, Inc.	*	610	14,030

			543,564

Aerospace & Defense—0.3%
AAR Corporation	*	1,490	20,264
Alliant Techsystems, Inc.	*†	1,961	140,113
Armor Holdings, Inc.	*†	1,500	55,635
Fairchild Corporation (The) Class A	*	3,266	10,125
Gencorp, Inc.	†	1,629	32,580
Heico Corporation		705	14,170
Heico Corporation Class A		878	13,934
Kaman Corporation Class A		1,060	13,197
Kreisler Manufacturing Corporation	*	1,250	6,400
Orbital Sciences Corporation	*	2,124	20,560
Sequa Corporation Class A	*	511	26,495
Triumph Group, Inc.	*	822	32,009
United Industrial Corporation Ltd.		540	15,995

			401,477

Airlines—0.4%
AMR Corporation	*†	6,673	71,401
Air T, Inc.		563	9,746
Airnet Systems, Inc.	*	2,610	12,345
Airtran Holdings, Inc.	*†	3,168	28,670
Alaska Air Group, Inc.	*	1,344	39,567
America West Holdings Corporation Class B	*†	1,390	7,548
Continental Airlines, Inc. Class B	*†	2,723	32,785
ExpressJet Holdings, Inc.	*	1,626	18,553
FLYi, Inc.	*†	1,711	2,173
Frontier Airlines, Inc.	*	1,370	14,358
JetBlue Airways Corporation	*†	4,476	85,223
Mesa Air Group, Inc.	*†	848	5,936
Midwest Air Group, Inc.	*†	4,075	9,780
Northwest Airlines Corporation Class A	*†	3,565	23,850
Offshore Logistics, Inc.	*	983	32,754
Petroleum Helicopters	*	774	23,220
Pinnacle Airlines Corporation	*	930	9,877
Skywest, Inc.	†	2,390	44,430
World Air Holdings, Inc.	*	5,642	38,817

			511,033

Apparel Retailers—1.4%
Abercrombie & Fitch Company Class A		4,443	254,317
Aeropostale, Inc.	*	2,403	78,698
American Eagle Outfitters, Inc.		5,826	172,158
AnnTaylor Stores Corporation	*†	3,374	86,341
Bebe Stores, Inc.		627	21,287
Big Dog Holdings, Inc.	*	1,621	10,245
Buckle, Inc. (The)		1,115	38,925
Burlington Coat Factory Warehouse Corporation		1,307	37,511
Carter’s, Inc.	*	508	20,193
Casual Male Retail Group, Inc.	*†	2,471	16,037
Cato Corporation Class A		1,175	37,894
Charlotte Russe Holding, Inc.	*	1,100	14,212
Charming Shoppes, Inc.	*	4,919	39,991
Chico’s FAS, Inc.	*†	8,778	248,066
Children’s Place	*	1,144	54,626
Christopher & Banks Corporation		1,529	26,910
Claire’s Stores, Inc.		3,856	88,842
Dress Barn, Inc.	*	951	17,327
Finish Line Class A		1,604	37,133
Goody’s Family Clothing, Inc.		1,746	15,766
HOT Topic, Inc.	*†	1,825	39,876
JOS A. Bank Clothiers, Inc.	*†	863	25,286
Pacific Sunwear of California, Inc.	*	3,586	100,336
Payless Shoesource, Inc.	*	3,074	48,538
Ross Stores, Inc.		7,190	209,517
Stage Stores, Inc.	*	994	38,160
Talbots, Inc.		1,205	38,536
Too, Inc.	*	1,485	36,635
Urban Outfitters, Inc.	*	2,736	131,246
Wet Seal, Inc. (The) Class A	*†	1,247	4,340
Wilsons The Leather Experts, Inc.	*	819	3,907

			1,992,856

Automotive—1.3%
A.O. Smith Corporation		952	27,484
Adesa, Inc.		5,331	124,532
Aftermarket Technology Corporation	*	1,503	24,799
American Axle & Manufacturing Holdings, Inc.	†	2,114	51,793
America’s Car Mart, Inc.	*	326	11,430
Amerigon, Inc.	*	2,108	8,769
ArvinMeritor, Inc.		2,792	43,192
Asbury Automotive Group, Inc.	*	1,342	20,667
BorgWarner, Inc.		2,546	123,939
Carmax, Inc.	*†	4,748	149,562
Clarcor, Inc.		1,177	61,157
Coachmen Industries, Inc.		705	9,588
Copart, Inc.	*	3,582	84,392
Dura Automotive Systems, Inc.	*	1,399	6,743
Exide Technologies, Inc.	*	2,130	27,477
Federal Signal Corporation	†	2,160	32,767
Group 1 Automotive, Inc.	*	1,068	28,088

See accompanying notes to schedule of investments.	97

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Harsco Corporation		1,823	$108,669
Jarden Corporation	*	1,511	69,325
JLG Industries, Inc.		1,782	38,402
Keystone Automotive Industries, Inc.	*	703	16,281
Lear Corporation	†	3,281	145,545
Lithia Motors, Inc. Class A		863	22,101
LKQ Corporation	*	750	15,052
Monaco Coach Corporation		1,376	22,222
Oshkosh Truck Corporation		1,625	133,234
PEP Boys-Manny Moe & Jack		2,201	38,694
Sonic Automotive, Inc.		1,189	27,002
Sports Resorts International, Inc.	*	4,375	14,525
Strattec Security Corporation	*	124	6,644
Superior Industries International, Inc.	†	1,113	29,394
TBC Corporation	*	775	21,591
Tenneco Automotive, Inc.	*	2,430	30,278
Titan International, Inc.	†	1,086	15,606
TransPro, Inc.	*†	1,956	12,714
TRW Automotive Holdings Corporation	*	1,800	34,974
United Auto Group, Inc.		1,278	35,567
Wabash National Corporation		1,396	34,062
Winnebago Industries, Inc.	†	1,714	54,162

			1,762,423

Banking—8.1%
1st Source Corporation		1,073	22,887
ABC Bancorp		564	9,526
ACE Cash Express, Inc.	*	490	11,147
Advance America Cash Advance Centers, Inc.		600	9,288
Advanta Corporation Class A		1,447	30,098
Alabama National Bancorp		575	35,587
Alliance Bankshares Corporation	*	648	10,012
AMB Financial Corporation		1,125	14,946
Amcore Financial, Inc.		1,313	37,092
American Pacific Bank Class B	*	2,311	27,224
AmeriCredit Corporation	*†	7,568	177,394
Anchor Bancorp Wisconsin, Inc.		1,412	39,691
Arrow Financial Corporation		450	12,253
Associated Banc Corporation		5,646	176,325
Asta Funding, Inc.		650	13,760
Astoria Financial Corporation		5,421	137,151
Banc Corporation	*	895	9,192
BancFirst Corporation		321	22,155
Bancorpsouth, Inc.		3,022	62,374
BancTrust Financial Group, Inc.		1,600	32,384
Bank Mutual Corporation		3,757	44,408
Bank of Hawaii Corporation		2,694	121,930
BankAtlantic Bancorp, Inc. Class A		2,211	38,471
Bankunited Financial Corporation Class A	*	1,183	31,775
Banner Corp.		500	13,485
Bay View Capital Corporation		791	12,664
Blue River Bancshares, Inc.	*	2,545	13,310
BOK Financial Corporation	*	1,486	60,450
Boston Private Financial Holdings, Inc.	†	1,777	42,204
Brookline Bancorp, Inc.	†	2,766	41,213
Bryn Mawr Bank Corporation		1,548	31,610
Camden National Corporation		330	11,665
Capital Bank Corporation		1,283	21,298
Capital City Bank Group, Inc.		591	23,941
Capital Crossing Bank	*	362	11,910
Capitol Bancorp Ltd.		670	20,267
Capitol Federal Financial		1,016	35,194
Cardinal Financial Corporation	*	1,123	10,332
Cascade Bancorp		1,755	34,065
Cascade Financial Corporation		851	15,743
Cathay General Bancorp		2,284	71,946
Central Pacific Financial Corporation		1,349	45,394
CFS Bancorp, Inc.		1,873	25,641
Charter Financial Corporation		350	11,679
Chemical Financial Corporation		1,027	33,383
Chester Valley Bancorp		771	19,660
Chittenden Corporation		2,222	57,928
Citizens Banking Corporation		1,670	49,031
Citizens First Financial Corporation		761	25,592
City Bank, Lynnwood, WA		1,098	35,509
City Holding Company		930	27,468
City National Corporation		2,229	155,629
Coastal Financial Corporation		1,614	24,275
CoBiz, Inc.		850	16,473
Colonial BancGroup, Inc. (The)		6,253	128,312
Columbia Banking System, Inc.		710	16,862
Commerce Bancorp, Inc.	†	8,494	275,800
Commerce Bancshares, Inc.		3,269	157,566
Commercial Bankshares, Inc. (Florida)		310	12,090
Commercial Capital Bancorp, Inc.	†	2,557	52,035
Commercial Federal Corporation		1,850	51,152
Community Bank System, Inc.		1,892	43,346
Community Banks, Inc.		500	12,495
Community Trust Bancorp, Inc.		1,028	29,617
CompuCredit Corporation	*	984	26,194
Corus Bankshares, Inc.		1,051	50,122
Cullen/Frost Bankers, Inc.		2,553	115,268
CVB Financial Corporation		2,971	53,894
Dime Community Bancshares		1,638	24,898
Downey Financial Corporation		1,038	63,868
Eastern Virginia Bankshares, Inc.		701	16,088
East-West Bancorp, Inc.		2,560	94,515
Equitex, Inc.	*	529	2,248
Euronet Worldwide, Inc.	*	1,056	30,149
Farmers Capital Bank Corporation		1,113	37,619
FFLC Bancorp, Inc.		270	11,183
Fidelity Bankshares, Inc.		1,432	32,907
Fidelity Southern Corporation		1,382	23,218
Financial Federal Corporation	†	1,010	35,724
Financial Institutions, Inc.		750	14,857
First Bancorp North Carolina		643	14,558
First Bancorp Puerto Rico		1,623	68,572
First Charter Corporation		1,323	29,887
First Citizens BancShares, Inc. Class A		455	66,603
First Commonwealth Financial Corporation		3,266	44,744

98	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

First Community Bancorp		894	$39,604
First Financial Bancorp		1,895	34,584
First Financial Bankshares, Inc.		830	37,043
First Financial Holdings, Inc.		450	12,501
First Financial Service Corporation		744	19,344
First Indiana Corporation		490	11,858
First Merchants Corporation		875	22,662
First Midwest Bancorp, Inc.		2,002	65,025
First Niagara Financial Group, Inc.		5,990	79,128
First Oak Brook Bancshares Class A		771	22,583
First of Long Island Corporation (The)		493	20,864
First Republic Bank		1,471	47,616
FirstBank NW Corporation		200	5,600
FirstFed Financial Corporation	*	723	36,880
FirstMerit Corporation		3,385	90,583
Flagstar Bancorp, Inc.		2,560	50,048
Flushing Financial Corporation		800	14,560
FMS Financial Corporation		500	9,860
FNB Corporation		3,347	64,095
Franklin Bank Corporation	*	930	16,042
Fremont General Corporation	†	3,340	73,447
Frontier Financial Corporation		1,002	37,976
Fulton Financial Corporation		5,698	124,159
Glacier Bancorp, Inc.		1,395	42,547
Gold Banc Corporation, Inc.		2,104	29,519
Great Southern Bancorp, Inc.		470	15,261
Greater Bay Bancorp		2,214	54,044
Hallwood Group, Inc.	*	100	13,000
Hancock Holding Company		1,352	43,940
Hanmi Financial Corporation		2,000	33,100
Harbor Florida Bancshares, Inc.		982	33,486
Harleysville National Corporation		1,099	23,354
Harrington West Financial Group, Inc.		1,172	19,408
Heritage Commerce Corp.		620	11,427
Heritage Financial Corporation		317	7,132
Hibernia Corporation Class A		7,341	234,985
Home City Financial Corporation		435	6,599
Horizon Financial Corporation		500	9,390
Horizon Financial Services Corporation		450	6,750
Hudson City Bancorp, Inc.		4,004	146,346
Hudson United Bancorp		2,226	78,466
Iberiabank Corporation		300	16,878
Independence Community Bank Corporation		3,827	149,253
Independent Bank Corporation (Massachusetts)		874	25,346
Independent Bank Corporation (Michigan)		1,257	36,164
IndyMac Bancorp, Inc.		2,854	97,036
Integra Bank Corporation		789	17,468
International Bancshares Corporation		1,964	68,092
Investors Financial Services Corporation		3,110	152,110
Irwin Financial Corporation		1,296	29,834
Itla Capital Corporation	*	300	14,988
Kearny Financial Corp	*	1,000	11,120
KNBT Bancorp, Inc.		1,653	25,291
Lakeland Financial Corporation		250	9,612
MAF Bancorp, Inc.		1,246	51,759
Main Street Banks, Inc.		990	26,215
Matrix Bancorp, Inc.	*	974	12,175
MB Financial, Inc.		1,070	40,981
Medallion Financial Corporation		2,518	23,015
Mercantile Bankshares Corporation		3,711	188,741
Merchants Bancshares, Inc.		572	15,330
Metris Companies, Inc.	*	2,254	26,124
Midsouth Bancorp, Inc.		365	9,818
Mid-State Bancshares		460	12,236
Midwest Banc Holdings, Inc.		660	13,141
MidWestOne Financial Group, Inc.		583	10,202
Mitcham Industries, Inc.	*	1,100	7,678
Nara Bancorp, Inc.		1,010	14,190
NASB Financial, Inc.		529	20,948
National Penn Bancshares, Inc.		1,303	32,015
NBT Bancorp, Inc.		1,480	33,167
Nelnet, Inc. Class A	*	1,351	43,002
Netbank, Inc.		2,851	24,176
New York Community Bancorp, Inc.	†	12,051	218,846
NewAlliance Bancshares, Inc.		4,700	65,800
Northern States Financial Corporation		773	21,590
Northwest Bancorp, Inc.		2,148	45,989
Ocwen Financial Corporation	*†	3,358	27,099
Old National Bancorp		2,986	60,616
Old Second Bancorp, Inc.		590	17,803
Omega Financial Corp.		520	15,488
Oriental Financial Group (Puerto Rico)	†	770	18,033
Pacific Capital Bancorp		1,724	51,341
Pacific Premier Bancorp, Inc.	*	977	10,747
Park National Corporation		624	70,200
Parkvale Financial Corporation		1,077	29,941
Partners Trust Financial Group, Inc.		1,870	19,822
Peapack Gladstone Financial Corporation		390	10,530
Pennrock Financial Services Corporation		360	12,571
Peoples Bancorp, Inc.		1,235	33,221
People’s Bank		4,396	180,016
Peoples Financial Corporation		884	16,111
Peoples Holding Company (The)		810	25,191
PFF Bancorp, Inc.		1,563	43,139
Popular, Inc. (Puerto Rico)		11,756	285,906
Premier Community Bankshares, Inc.		934	18,022
PrivateBancorp, Inc.		810	25,442
Prosperity Bancshares, Inc.		840	22,252
Provident Bancorp, Inc.		2,058	25,190
Provident Bankshares Corporation		1,369	45,122
Provident Financial Services, Inc.		3,604	61,628
R&G Financial Corporation Class B (Puerto Rico)		1,556	48,501
Republic Bancorp, Inc.		3,414	46,226
Republic Bancorp, Inc. Class A		930	20,667

See accompanying notes to schedule of investments.	99

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Riggs National Corporation		1,486	$28,368
Royal Bancshares of Pennsylvania Class A		824	18,713
S&T Bancorp, Inc.		1,068	37,807
S.Y. Bancorp, Inc.		580	12,760
Sandy Spring Bancorp, Inc.		694	22,430
Santander Bancorp (Puerto Rico)		1,031	27,146
Security Bank Corporation		220	9,062
Shore Bancshares, Inc.		552	17,167
Silicon Valley Bancshares	*	1,768	77,898
Simmons First National Corporation Class A		911	22,611
Sky Financial Group, Inc.		4,829	129,514
South Financial Group, Inc. (The)	†	3,249	99,224
SouthFirst Bancshares, Inc.		400	5,928
Southwest Bancorp of Texas, Inc.		3,300	60,555
Southwest Bancorp, Inc.		550	10,147
State Bancorp, Inc.		390	10,144
Sterling Bancorp, NY		1,611	39,099
Sterling Bancshares, Inc.		1,615	22,933
Sterling Financial Corporation (Pennsylvania)		1,247	32,447
Sterling Financial Corporation (Washington)	*	1,349	48,159
Student Loan Corporation		227	47,445
Suffolk Bancorp		1,100	36,333
Susquehanna Bancshares, Inc.		2,132	51,978
TCF Financial Corporation	†	6,764	183,643
TD Banknorth, Inc.	*†	4,244	132,583
Texas Capital Bancshares, Inc.	*	1,070	22,470
Texas Regional Bancshares, Inc. Class A		2,101	63,261
Tompkins Trustco, Inc.		605	25,743
Trustco Bank Corporation		3,435	39,468
Trustmark Corporation		2,436	70,644
UCBH Holdings, Inc.	†	2,156	86,024
UMB Financial Corporation		996	56,692
Umpqua Holdings Corporation		2,021	47,190
Union Bankshares Corporation		360	11,527
UnionBanCal Corporation		2,938	179,952
United Bankshares, Inc.		1,725	57,166
United Community Banks, Inc.		1,490	35,358
United Tennessee Bankshares, Inc.		550	10,257
Unizan Financial Corporation		994	25,844
Valley National Bancorp		4,514	116,371
W Holding Company, Inc. (Puerto Rico)		6,219	62,625
WFS Financial, Inc.		732	31,586
Washington Federal, Inc.		3,952	92,121
Washington Trust Bancorp, Inc.		960	26,381
Webster Financial Corporation		2,773	125,922
Wesbanco, Inc.		900	24,759
West Coast Bancorp		690	16,422
Westamerica Bancorporation		1,379	71,391
Westcorp		1,153	48,714
Westfield Financial, Inc.		1,240	31,000
Whitney Holding Corporation		1,871	83,278
Wilmington Trust Corporation		3,214	112,811
Wintrust Financial Corporation		1,018	47,938
World Acceptance Corporation	*	739	18,859
WSFS Financial Corporation		340	17,870

			11,202,129

Beverages, Food & Tobacco—2.2%
American Italian Pasta Company Class A	†	722	19,783
Boston Beer Co., Inc. Class A	*	580	12,702
Bridgford Foods Corporation	*	560	5,034
Bunge Ltd.	†	5,310	286,103
Central European Distribution Corporation	*	1,065	35,454
Chiquita Brands International, Inc.		1,390	37,224
Coca-Cola Bottling Company Consolidated		437	22,859
Constellation Brands, Inc. Class A	*	4,599	243,149
Corn Products International, Inc.		3,166	82,284
Dean Foods Company	*	7,391	253,511
Del Monte Foods Company	*	8,205	89,024
Delta & Pine Land Company		1,668	45,036
Farmer Brothers Company		930	22,273
Flowers Foods, Inc.		1,840	51,906
Fresh Del Monte Produce, Inc. (Cayman Islands)		1,567	47,825
Gardenburger, Inc.	*	1,510	107
Green Mountain Coffee Roasters, Inc.	*	500	12,000
Griffin Land & Nurseries, Inc.	*	650	16,900
Hain Celestial Group, Inc.	*	1,426	26,581
Hansen Natural Corporation	*	785	47,155
Hormel Foods Corporation		3,506	109,072
JM Smucker Company (The)	†	2,725	137,067
John B. Sanfilippo & SON	*	370	9,095
Kraft Foods, Inc. Class A	†	11,888	392,898
Lancaster Colony Corporation		1,070	45,528
Lance, Inc.		1,371	22,032
M&F Worldwide Corporation	*	781	10,419
Margo Caribe, Inc. (Puerto Rico)	*†	1,058	8,253
Nash Finch Company	†	570	21,654
Northland Cranberries, Inc. Class A		266	102
Peet’s Coffee & Tea, Inc.	*†	637	15,702
PepsiAmericas, Inc.		3,642	82,528
Performance Food Group Company	*	1,907	52,786
Pilgrim’s Pride Corporation		1,166	41,650
Poore Brothers, Inc.	*	5,273	16,088
Provide Commerce, Inc.	*	380	10,974
Ralcorp Holdings, Inc.		1,228	58,146
Sanderson Farms, Inc.		864	37,333
Scheid Vineyards, Inc. Class A	*	1,626	10,162
Seaboard Corporation		23	24,679
Smart & Final, Inc.	*	1,115	13,558
Smithfield Foods, Inc.	*	4,213	132,920
Spartan Stores, Inc.	*	960	10,214
Tootsie Roll Industries, Inc.		1,617	48,513

100	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Topps Company, Inc. (The)		2,256	$20,778
Tyson Foods, Inc. Class A		14,052	234,387
United Natural Foods, Inc.	*	1,514	43,346
Universal Corporation		1,079	49,386
Vector Group Ltd.	†	2,066	31,775

			3,047,955

Building Materials—1.0%
Amcol International Corporation		1,827	34,275
Andersons, Inc.		1,051	32,581
Carbo Ceramics, Inc.		569	39,915
Champion Enterprises, Inc.	*†	2,559	24,055
Chemed Corporation		581	44,435
Chindex International, Inc.	*†	549	3,393
Comfort Systems USA, Inc.	*	2,180	16,895
Conceptus, Inc.	*†	1,047	8,167
Digi International, Inc.	*	877	12,032
Eagle Materials, Inc.		862	69,770
ElkCorp		939	36,114
EP Medsystems, Inc.	*	5,240	15,615
Florida Rock Industries, Inc.		1,799	105,817
Ikon Office Solutions, Inc.		5,770	57,065
Imagistics International, Inc.	*	963	33,638
Ingram Micro, Inc. Class A	*	5,601	93,369
Insight Enterprises, Inc.	*	2,054	36,068
Integrated Electrical Services, Inc.	*	1,846	5,095
Jewett-Cameron Trading Ltd. (Canada)	*	1,050	6,930
Lafarge North America, Inc.		1,757	102,697
Med-Design Corporation	*†	1,164	943
Microtek Medical Holdings, Inc.	*	4,250	15,215
Neoforma, Inc.	*†	886	7,044
Noland Company	†	181	8,576
Nyer Medical Group, Inc.	*	2,533	7,624
Owens & Minor, Inc.		1,623	44,064
PSS World Medical, Inc.	*	3,574	40,636
Patterson Cos., Inc.	*†	5,546	277,023
Performance Technologies, Inc.	*	794	5,288
Precis, Inc.	*	3,538	6,000
Programmers Paradise, Inc.		1,787	22,266
Quanta Services, Inc.	*†	4,703	35,884
Rock of Ages Corporation		1,387	9,154
Tech Data Corporation	*†	2,708	100,358
USG Corporation	*†	1,675	55,543

			1,413,544

Chemicals—1.8%
A. Schulman, Inc.		1,444	25,154
Aceto Corporation		1,070	7,939
AEP Industries, Inc.	*	373	7,329
Airgas, Inc.		3,075	73,462
Albemarle Corporation		1,856	67,484
Applied Films Corporation	*	564	13,040
Arch Chemicals, Inc.		1,211	34,477
Atlantis Plastics, Inc. Class A	*†	1,278	30,352
Cabot Corporation		2,894	96,746
Cabot Microelectronics Corporation	*	1,450	45,501
Calgon Carbon Corporation		1,650	14,091
Celanese Corporation Class A	*	2,300	41,377
Church & Dwight, Inc.		2,981	105,736
Compass Minerals International, Inc.		1,400	35,630
Crompton Corporation	†	5,443	79,468
Cytec Industries, Inc.		1,645	89,241
Empire Financial Holding Company	*	1,550	1,472
FMC Corporation	*	1,618	86,482
Female Health Company (The)	*†	4,532	8,860
Flamemaster Corporation		630	4,095
Foamex International, Inc.	*	1,061	2,111
Georgia Gulf Corporation		1,719	79,040
HB Fuller Company		1,285	37,265
Huntsman Corporation	*	2,800	65,296
International Smart Sourcing, Inc.	*	2,460	1,291
Landec Corporation	*	987	7,185
LSB Industries, Inc.	*	1,412	10,392
Lubrizol Corporation		3,040	123,546
Lyondell Chemical Company		10,649	297,320
MacDermid, Inc.		1,457	47,352
Minerals Technologies, Inc.		868	57,097
Mosaic Company (The)	*	5,850	99,801
Myers Industries, Inc.		1,717	24,227
Nalco Holding Company	*†	2,000	37,660
NewMarket Corporation	*	690	12,834
NL Industries, Inc.	*	412	9,517
NuCo2, Inc.	*	761	20,014
Olin Corporation		3,437	76,645
OM Group, Inc.	*	1,477	44,930
Omnova Solutions, Inc.	*	1,179	6,331
Penford Corporation		786	12,772
Pharmos Corporation	*	6,875	4,331
PolyOne Corporation	*	4,683	41,585
Scotts Company (The) Class A	*	1,252	87,928
Sensient Technologies Corporation		2,028	43,724
Spartech Corporation		1,451	28,802
Stepan Company		767	18,032
SurModics, Inc.	*†	675	21,539
Trex Company, Inc.	*	732	32,508
Tupperware Corporation		2,380	48,457
UAP Holding Corporation	*	1,290	20,769
Unifi, Inc.	*	2,629	8,807
USEC, Inc.	†	4,047	65,885
Valhi, Inc.		2,411	47,376
W.R. Grace & Company	*	2,500	21,300
Wellman, Inc.		1,509	21,820
West Pharmaceutical Services, Inc.		1,706	40,773
Westlake Chemical Corp.		800	25,880

			2,520,078

Coal—0.5%
Alliance Resource Partners, LP		440	28,283
Alpha Natural Resources, Inc.	*	920	26,376
Arch Coal, Inc.	†	2,908	125,073
Consol Energy, Inc.	†	4,111	193,299
Foundation Coal Holdings, Inc.	†	1,100	25,861
Peabody Energy Corporation		6,014	278,809
Penn Virginia Resource Partners, LP	†	420	21,231

			698,932

See accompanying notes to schedule of investments.	101

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Commercial Services—5.5%
aaiPharma, Inc.	*†	1,299	$922
Aaron Rents, Inc.	†	1,939	38,780
ABM Industries, Inc.		2,291	44,056
Accelrys, Inc.	*	1,146	6,796
Administaff, Inc.		1,143	16,688
Advisory Board Company (The)	*	950	41,515
Advo, Inc.		1,277	47,824
Affymetrix, Inc.	*†	3,035	130,019
Akamai Technologies, Inc.	*†	4,955	63,077
Ambassadors Group, Inc.		350	11,697
Ambassadors International, Inc.		524	7,352
Amerco, Inc.	†	806	37,318
AMN Healthcare Services, Inc.	*†	1,507	23,976
Amylin Pharmaceuticals, Inc.	*†	4,556	79,684
Angelica Corporation		511	14,308
Antigenics, Inc.	*†	1,707	11,437
APAC Customer Services, Inc.	*	1,972	2,465
Applera Corporation Celera Genomics Group	*	3,029	31,047
Ariad Pharmaceuticals, Inc.	*	2,463	13,793
Artemis International Solutions Corporation	*	56	168
Asset Acceptance Capital Corporation	*	728	13,890
Axonyx, Inc.	*	2,772	3,410
BISYS Group, Inc. (The)	*	5,539	86,852
Bandag, Inc.	†	1,000	46,980
Barrett Business Services, Inc.	*	2,600	57,044
BearingPoint, Inc.	*	8,106	71,090
Bowne & Company, Inc.		1,575	23,688
Bright Horizons Family Solutions, Inc.	*	1,210	40,825
Brink’s Company (The)		2,360	81,656
Career Education Corporation	*	4,928	168,833
Casella Waste Systems, Inc. Class A	*	980	12,965
CDI Corporation		711	15,734
Celgene Corporation	*	8,038	273,694
Central Parking Corporation		1,898	32,608
Cenveo, Inc.	*	2,792	15,747
Charles River Associates, Inc.	*†	486	23,984
Ciphergen Biosystems, Inc.	*	1,500	4,155
Coinstar, Inc.	*	1,075	22,790
Consolidated Graphics, Inc.	*	777	40,870
Corinthian Colleges, Inc.	*†	4,426	69,577
Corporate Executive Board Company		1,798	114,982
Courier Corporation		544	28,527
Critical Path, Inc.	*	624	449
CuraGen Corporation	*†	1,768	7,355
CV Therapeutics, Inc.	*	1,424	28,993
Cytyc Corporation	*	5,301	121,976
DataTRAK International, Inc.	*†	2,616	43,949
DeVry, Inc.	*	2,980	56,382
DiamondCluster International, Inc. Class A	*	1,432	23,055
Digitas, Inc.	*	3,972	40,117
Diversa Corporation	*	1,790	8,914
Dollar Thrifty Automotive Group, Inc.	*	1,058	34,681
Dun & Bradstreet Company	*	3,402	209,053
Duratek, Inc.	*	1,215	24,239
EGL, Inc.	*	1,862	42,454
Edgewater Technology, Inc.	*	1,533	6,408
Education Management Corporation	*	3,087	86,282
eFunds Corporation	*	2,250	50,220
Ennis Business Forms, Inc.		1,096	18,544
EntreMed, Inc.	*†	1,390	2,919
EPIQ Systems, Inc.	*	725	9,410
eResearch Technology, Inc.	*†	2,056	24,220
Exact Sciences Corporation	*	1,250	4,462
Exelixis, Inc.	*	2,695	18,272
Exponent, Inc.	*	380	9,078
First Aviation Services, Inc.	*	1,818	8,545
First Consulting Group, Inc.	*	3,067	15,948
Forrester Research, Inc.	*	963	13,559
FTI Consulting, Inc.	*†	1,735	35,810
G&K Services, Inc. Class A		1,008	40,612
Gene Logic, Inc.	*	950	2,983
Genencor International, Inc.	*	1,450	27,883
Gen-Probe, Inc.	*	2,250	100,260
Gevity HR, Inc.		964	18,432
Greenfield Online, Inc.	*	720	14,148
Greg Manning Auctions, Inc.	*†	952	9,587
Harris Interactive, Inc.	*	2,730	12,585
Healthcare Services Group, Inc.		761	18,454
Heidrick & Struggles International, Inc.	*	866	31,843
Hewitt Associates, Inc. Class A	*†	2,628	69,905
Hudson Highland Group, Inc.	*	960	16,406
Icos Corporation	*†	2,749	61,743
I-many, Inc.	*	952	1,514
Incyte Corporation	*†	4,623	31,575
Inergy, LP	†	1,130	36,578
Internet Capital Group, Inc.	*	1,769	12,418
Ipass, Inc.	*	2,180	13,342
iPayment, Inc.	*	692	29,202
IPIX Corporation	*†	1,344	3,898
Iron Mountain, Inc.	*†	5,110	147,372
Isis Pharmaceuticals, Inc.	*	2,216	8,576
ITT Educational Services, Inc.	*†	2,183	105,875
Jackson Hewitt Tax Service, Inc.		1,730	36,192
Jacobs Engineering Group, Inc.	*	2,709	140,651
John H. Harland Company		1,282	44,050
Kelly Services, Inc. Class A		1,173	33,771
Kforce.com, Inc.	*	1,688	18,551
Korn Ferry International	*	1,625	30,924
Kosan Biosciences, Inc.	*	2,000	8,200
Labor Ready, Inc.	*†	1,685	31,425
Landauer, Inc.		599	28,476
Laureate Education, Inc.	*	1,886	80,702
Learning Tree International, Inc.	*	766	11,038
LECG Corporation	*	884	17,326
Lexicon Genetics, Inc.	*	2,344	11,978
LifeCell Corporation	*	1,120	9,968
Lionbridge Technologies, Inc.	*	2,495	14,197
LoJack Corp.	*	740	10,190

102	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Luminex Corporation	*	1,070	$8,057
Macquarie Infrastructure Company Trust	*	1,000	28,000
Magellan Health Services, Inc.	*	1,540	52,437
Management Network Group, Inc.	*	1,600	3,792
Manpower, Inc.	†	4,144	180,347
Maxim Pharmaceuticals, Inc.	*	2,363	4,159
Maximus, Inc.		1,052	35,231
Maxygen, Inc.	*	1,231	10,562
Medical Staffing Network Holdings, Inc.	*	1,686	11,144
Midas, Inc.	*	1,278	29,177
Millennium Cell, Inc.	*†	1,700	3,519
Mobile Mini, Inc.	*†	630	25,458
MoneyGram International, Inc.		4,131	78,035
Monro Muffler, Inc.	*	490	12,647
MPS Group, Inc.	*	3,707	38,961
MPW Industrial Services Group, Inc.	*	548	1,299
MSGI Security Solutions, Inc.	*	938	6,800
MTC Technologies, Inc.	*	620	20,150
Myriad Genetics, Inc.	*	1,901	34,959
NCO Group, Inc.	*	1,315	25,708
National Research Corporation		1,250	16,989
Navigant Consulting, Inc.	*	2,314	63,010
NDCHealth Corporation		1,464	23,395
NeoPharm, Inc.	*†	965	7,498
NetRatings, Inc.	*	1,164	17,751
Neurogen Corporation	*	1,873	13,261
New Horizons Worldwide, Inc.	*	804	3,217
NexPrise, Inc.	*	1,730	329
Omnicell, Inc.	*	784	5,653
On Assignment, Inc.	*	1,243	6,339
Online Resources Corporation	*	2,780	24,492
Opsware, Inc.	*	2,730	14,087
Orchid BioSciences, Inc.	*	1,040	12,230
Oscient Pharmaceuticals Corporation	*	3,710	8,681
Overland Storage, Inc.	*	482	7,076
PDI, Inc.	*	703	14,411
Pegasystems, Inc.	*	2,142	11,524
Perma-Fix Environmental Services	*	5,502	9,904
Per-Se Technologies, Inc.	*	1,329	20,400
Pfsweb, Inc.	*	5,683	14,776
Pharmaceutical Product Development, Inc.	*	2,369	114,778
PHH Corp.	*	2,400	52,488
Portfolio Recovery Associates, Inc.	*	884	30,083
Possis Medical, Inc.	*	1,278	10,697
Pre-Paid Legal Services, Inc.	†	780	26,395
Presstek, Inc.	*	2,015	15,556
PRG-Schultz International, Inc.	*	1,911	9,574
Princeton Review, Inc.	*	2,409	13,274
Prosoft Learning Corp.	*	223	190
Ramtron International Corporation	*	1,920	6,259
RCM Technologies, Inc.	*	1,593	8,029
Regeneration Technologies, Inc.	*	807	8,320
Regis Corporation		1,818	74,411
Rent-A-Center, Inc.	*	3,377	92,226
Rent-Way, Inc.	*	1,060	8,692
Republic Services, Inc.		6,189	207,208
Res-Care, Inc.	*	1,222	15,287
Resources Connection, Inc.	*†	2,062	43,158
Rewards Network, Inc.	*	1,128	4,692
Rollins, Inc.		1,702	31,657
Savient Pharmaceuticals, Inc.	*	4,700	12,925
Sequenom, Inc.	*	1,844	1,936
Service Corporation International	*	14,775	110,517
ServiceMaster Company (The)		13,427	181,265
SFBC International, Inc.	*†	1,036	36,509
Sitel Corporation	*	2,384	4,673
Sotheby’s Holdings, Inc. Class A	*	1,703	28,883
Sourcecorp, Inc.	*	748	15,065
Spherion Corporation	*	2,689	20,141
Standard Register Company (The)		1,650	20,542
StarTek, Inc.		495	8,316
Stericycle, Inc.	*	2,239	98,964
Strayer Education, Inc.		681	77,171
SupportSoft, Inc.	*	1,562	8,247
Symyx Technologies, Inc.	*	1,375	30,319
Synagro Technologies, Inc.	*	3,224	15,153
Tejon Ranch Company	*†	763	34,030
TeleTech Holdings, Inc.	*	2,739	35,388
Telik, Inc.	*	2,469	37,233
Tetra Tech, Inc.	*	2,114	26,679
Transkaryotic Therapies, Inc.	*	1,552	38,746
TRC Companies, Inc.	*	998	14,671
Trimeris, Inc.	*	1,214	13,670
United Rentals, Inc.	*	3,294	66,572
UnitedGlobalCom, Inc. Class A	*	16,401	155,153
Universal Compression Holdings, Inc.	*	1,493	56,540
Universal Technical Institute, Inc.	*	959	35,291
URS Corporation	*	1,582	45,482
Valassis Communications, Inc.	*	2,297	80,303
Varsity Group, Inc.	*	2,748	19,236
Vertrue, Inc.	*†	749	26,545
Viad Corporation	†	817	21,977
Viisage Technology, Inc.	*	1,450	4,886
ViroLogic, Inc.	*	9,010	21,534
Volt Information Sciences, Inc.	*	834	20,141
Waste Connections, Inc.	*	2,090	72,627
Waste Industries USA, Inc.		1,297	18,028
Watson Wyatt & Company Holdings		1,600	43,520
Weight Watchers International, Inc.	*†	2,057	88,410
Westaff, Inc.	*	942	3,024
Wind River Systems, Inc.	*	3,206	48,346
World Fuel Services Corporation		1,382	43,533
WRIGHT EXPRESS	*	1,140	19,494
Xanser Corporation	*	1,100	3,520

			7,604,591

See accompanying notes to schedule of investments.	103

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Communications—1.9%
Ace*Comm Corporation	*	3,033	$9,645
Airnet Communications Corporation	*	132	137
AltiGen Communications, Inc.	*	4,110	12,124
American Tower Corporation Class A	*†	10,312	187,988
Anadigics, Inc.	*	957	1,378
Andrea Electronics Corporation	*	1,298	73
Anixter International, Inc.	*†	1,344	48,586
Applied Innovation, Inc.	*	500	1,725
Applied Signal Technology, Inc.		858	19,648
Arris Group, Inc.	*†	2,897	20,018
Avici Systems, Inc.	*†	711	3,057
Avistar Communications Corporation	*	774	1,571
Blonder Tongue Laboratories	*	2,285	8,272
Brillian Corporation	*	181	320
Broadwing Corporation	*†	1,358	5,622
CalAmp Corporation	*	550	3,344
Carrier Access Corporation	*	1,178	7,021
C-COR.net Corporation	*	1,548	9,412
Celeritek, Inc.		600	480
Centillium Communications, Inc.	*	1,589	4,068
Checkpoint Systems, Inc.	*	1,442	24,341
Comtech Telecommunications	*	900	46,890
Concord Communications, Inc.	*	822	8,319
Copper Mountain Networks, Inc.	*†	198	200
Crown Castle International Corporation	*	10,403	167,072
CT Communications, Inc.		1,105	11,636
Cubic Corporation		1,262	23,902
Digital Lightwave, Inc.	*†	2,931	2,315
Ditech Communications Corporation	*	1,360	16,959
EndWave Corporation	*†	912	21,669
Foundry Networks, Inc.	*	5,421	53,668
Glenayre Technologies, Inc.	*	2,143	3,836
Harmonic, Inc.	*	2,820	26,959
Harris Corporation		6,650	217,122
Hungarian Telephone & Cable Corporation	*†	712	12,695
ID Systems, Inc.	*	1,146	12,698
InterDigital Communications Corporation	*	2,563	39,265
International Electronics, Inc.	*	1,150	2,587
Inter-Tel, Inc.		1,334	32,683
InterVoice, Inc.	*	1,395	15,666
Intraware, Inc.	*	7,833	5,170
Lifeline Systems, Inc.	*	714	21,648
McData Corporation Class A	*	4,166	15,706
MDI, Inc.	*	271	173
Metro One Telecommunications	*†	1,248	1,671
Mindspeed Technologies, Inc.	*†	4,010	8,942
NMS Communications Corporation	*	3,530	15,144
On2 Technologies, Inc.	*	4,620	2,957
Openwave Systems, Inc.	*	2,571	31,340
P-Com, Inc.	*	13	2
Peco II, Inc.	*	657	703
Plantronics, Inc.		2,366	90,097
Polycom, Inc.	*	4,658	78,953
Powerwave Technologies, Inc.	*	4,014	31,068
Premiere Global Services, Inc.	*	3,644	41,250
Remec, Inc.	*	2,416	12,756
SBA Communications Corporation	*	2,230	20,427
SeaChange International, Inc.	*	959	12,419
Sirius Satellite Radio, Inc.	*†	59,239	332,923
Socket Communications, Inc.	*†	1,300	1,950
Sonus Networks, Inc.	*	12,770	54,145
Spectralink Corporation		1,133	15,998
Spectrasite, Inc.	*	2,000	115,940
Standard Microsystems Corporation	*	806	13,992
Stratex Networks, Inc.	*	2,680	4,931
Symmetricom, Inc.	*	2,040	22,624
Tekelec	*	2,570	40,966
Terayon Corporation	*	2,831	8,719
Titan Corporation	*	4,114	74,710
Tollgrade Communications, Inc.	*	601	4,147
Tut Systems, Inc.	*	1,350	3,253
Ulticom, Inc.	*	1,583	17,619
Universal Security Instruments, Inc.	*	200	3,064
Utstarcom, Inc.	*†	4,666	51,093
Verisity Ltd.	*	1,755	20,937
Verso Technologies, Inc.	*	8,093	2,913
Viasat, Inc.	*	1,190	22,241
Westell Technologies, Inc. Class A	*	1,821	10,034
XM Satellite Radio Holdings, Inc. Class A	*†	9,611	302,746
Zhone Technologies, Inc.	*	3,916	9,986
Zix Corporation	*†	1,016	3,800
Zoom Telephonics, Inc.	*	2,712	7,648

			2,621,776

Computer Software & Processing—6.6%
3D Systems Corporation	*	1,159	21,870
Accelr8 Technology Corporation	*	6	16
ActivCard Corporation	*	1,830	11,620
Activision, Inc.	*	8,564	126,747
Actuate Corporation	*	2,084	5,002
Acxiom Corporation		4,032	84,390
Advent Software, Inc.	*	1,451	26,379
Aether Systems, Inc.	*	4,629	15,461
Agile Software Corporation	*	2,087	15,193
Alliance Data Systems Corporation	*	2,256	91,142
Altiris, Inc.	*†	975	23,254
America Online Latin America, Inc.	*	4,698	658
American Access Technologies, Inc.	*	1,400	2,170
American Software, Inc. Class A		1,950	12,655

104	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

AMICAS, Inc.	*	1,846	$6,793
answerthink, Inc.	*	2,851	11,775
Ansys, Inc.	*	1,198	40,984
Anteon International Corporation	*	1,600	62,288
Applied Digital Solutions, Inc.	*†	4,675	16,175
Applix, Inc.	*	6,241	37,602
Apropos Technology, Inc.	*	900	2,700
Arbitron, Inc.		1,628	69,841
Ariba, Inc.	*	2,747	21,317
Art Technology Group, Inc.	*	8,335	8,752
Ascential Software Corporation	*	2,418	44,806
Ask Jeeves, Inc.	*	2,367	66,465
Aspect Communications Corporation	*	2,222	23,131
Aspen Technology, Inc.	*	1,530	8,690
At Road, Inc.	*	1,948	7,987
Atari, Inc.	*	4,024	12,716
Audible, Inc.	*	1,213	16,400
Autobytel, Inc.	*†	1,385	6,980
Avocent Corporation	*	2,307	59,198
Axeda Systems, Inc.	*	1,300	494
BEA Systems, Inc.	*	18,151	144,663
Bankrate, Inc.	*†	1,084	14,515
BindView Development Corporation	*	2,010	6,593
Blue Coat Systems, Inc.	*†	536	12,596
Blue Martini Software, Inc.	*	1,636	6,397
Borland Software Corporation	*	2,936	23,840
Brady Corporation Class A		1,824	59,006
Bsquare Corporation	*	900	450
CMGI, Inc.	*	15,258	31,737
CNET Networks, Inc.	*†	5,501	51,929
CSG Systems International, Inc.	*	2,154	35,089
CACI International, Inc. Class A	*	1,439	79,476
Cadence Design Systems, Inc.	*†	12,546	187,563
Callidus Software, Inc.	*	173	699
Captaris, Inc.	*	1,164	4,714
Carreker Corporation	*	1,681	9,430
CCC Information Services Group, Inc.	*	884	20,199
Cellular Technical Services Company, Inc.	*	500	485
Ceridian Corporation	*	6,657	113,502
Cerner Corporation	*†	1,523	79,973
Checkfree Corporation	*†	3,357	136,831
Choicepoint, Inc.	*	4,263	170,989
Chordiant Software, Inc.	*	4,649	7,764
Ciber, Inc.	*	2,445	17,775
Clinical Data, Inc.		1,332	21,845
Cogent Communications Group, Inc.	*	95	1,187
Cogent, Inc.	*	750	18,885
Cognex Corporation		2,024	50,357
Cognizant Technology Solutions Corporation	*	6,198	286,348
Computer Horizons Corporation	*	1,347	4,917
Concur Technologies, Inc.	*	2,083	16,914
Corillian Corporation	*	1,324	4,608
CoStar Group, Inc.	*†	770	28,374
Covansys Corporation	*	1,478	22,044
Cybersource Corporation	*	1,281	6,597
DST Systems, Inc.	*	3,335	154,010
Deluxe Corporation		2,300	91,678
Dendrite International, Inc.	*	1,587	22,281
Digital Insight Corporation	*	1,463	23,993
Digital River, Inc.	*†	1,517	47,270
Digital Video Systems, Inc.	*	383	869
DocuCorp International, Inc.	*	1,429	11,089
E.piphany, Inc.	*	2,635	9,354
Earthlink, Inc.	*	5,814	52,326
EasyLink Services Corporation Class A	*	233	233
ebix.com, Inc.	*	1,755	17,725
Echelon Corporation	*	1,770	12,107
Eclipsys Corporation	*†	1,847	28,592
eCollege.com, Inc.	*†	635	8,217
Egain Communications Corporation	*	2,914	2,389
Electro Rent Corporation	*	951	12,762
Electronics for Imaging	*	2,169	38,695
Embarcadero Technologies, Inc.	*	1,253	8,257
eMerge Interactive, Inc. Class A	*†	3,368	2,863
Enterasys Networks, Inc.	*	7,462	10,447
Entrust Technologies, Inc.	*	2,200	8,250
Epicor Software Corporation	*	1,693	22,178
eSpeed, Inc. Class A	*	1,470	13,524
Evolving Systems, Inc.	*	1,054	2,820
F5 Networks, Inc.	*	1,612	81,390
Factset Research Systems, Inc.	†	1,741	57,470
Fair Isaac Corporation		3,259	112,240
FalconStor Software, Inc.	*†	1,374	8,203
Filenet Corporation	*	1,659	37,792
FindWhat.com	*	991	10,277
Gartner Group, Inc. Class A	*	3,019	28,892
Gerber Scientific, Inc.	*	1,608	11,706
Google, Inc. Class A	*	4,580	826,736
GraphOn Corporation	*	1,300	533
GTECH Holdings Corporation	†	5,254	123,627
Hickok, Inc. Class A		1,150	7,302
High Speed Access Corporation	*‡d	4,200	—
Homestore, Inc.	*	6,954	15,438
Hypercom Corporation	*	1,992	9,422
HyperFeed Technologies, Inc.	*	1,614	3,228
Hyperion Solutions Corporation	*	1,686	74,369
IDX Systems Corporation	*	1,282	44,524
iGate Capital Corporation	*	2,997	11,179
Imergent, Inc.	*	560	5,494
Infocrossing, Inc.	*†	880	13,939
Informatica Corporation	*	3,172	26,232
Inforte Corporation	*	1,897	10,244
Infospace, Inc.	*	1,323	54,018
InfoUSA, Inc.		2,708	28,461
Integral Systems, Inc.		631	14,488
Intelidata Technologies Corporation	*	1,550	449
Intellisync Corporation	*†	1,726	6,317
Interactive Data Corporation	*	2,351	48,783
Interactive Intelligence, Inc.	*	950	4,712
Intergraph Corporation	*†	1,734	49,957

See accompanying notes to schedule of investments.	105

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Internap Network Services Corporation	*	11,691	$6,898
Internet Security Systems, Inc.	*	2,039	37,314
Intervideo, Inc.	*	501	5,511
Interwoven, Inc.	*	1,909	14,871
Intrado, Inc.	*	989	12,165
Intrusion, Inc.	*	266	570
Island Pacific, Inc.	*	1,556	311
iVillage, Inc.	*	3,507	21,358
JDA Software Group, Inc.	*	1,257	17,648
Jack Henry & Associates, Inc.		3,591	64,602
Juniper Networks, Inc.	*	23,142	510,513
Kana Software, Inc.	*†	877	1,482
Kanbay International, Inc.	*	510	10,435
Keane, Inc.	*	2,632	34,295
Keynote Systems, Inc.	*	1,400	16,618
Knot, Inc. (The)	*	2,305	16,596
Kronos, Inc.	*	1,283	65,574
Lawson Software, Inc.	*	2,050	12,095
LivePerson, Inc.	*	3,334	8,768
Looksmart Ltd.	*	2,500	2,225
Loudeye Technologies, Inc.	*†	5,040	7,459
LQ Corp., Inc.	*	161	267
Macromedia, Inc.	*	3,198	107,133
Magma Design Automation, Inc.	*	1,429	16,962
Manhattan Associates, Inc.	*	1,346	27,418
Mantech International Corporation Class A	*	568	13,104
Manugistics Group, Inc.	*	2,824	4,744
MAPICS, Inc.	*	1,006	12,806
Mapinfo Corporation	*	812	9,776
Matrix One, Inc.	*	2,680	12,784
McAfee, Inc.	*	7,324	165,229
Mediware Information Systems	*	1,089	11,674
Mentor Graphics Corporation	*†	2,745	37,606
MetaSolv, Inc.	*	1,380	3,381
Micromuse, Inc.	*	2,805	12,707
MicroStrategy, Inc. Class A	*	513	27,841
Mitek Systems, Inc.	*	3,473	2,848
Mobius Management Systems, Inc.	*	878	5,751
MRO Software, Inc.	*	848	11,897
Napster, Inc.	*	1,146	7,460
National Instruments Corporation	†	2,955	79,933
Navisite, Inc.	*	3,725	6,258
NAVTEQ Corporation	*	2,840	123,114
Neoware Systems, Inc.	*	900	9,387
NetFlix, Inc.	*†	2,279	24,727
NetGuru, Inc.	*	800	889
NETIQ Corporation	*	2,494	28,506
Netscout Systems, Inc.	*	1,250	5,562
Netsmart Technologies, Inc.	*	506	4,691
NIC, Inc.	*	2,450	11,686
Niku Corporation	*	1,502	27,111
Nuance Communications, Inc.	*	1,223	3,571
NVE Corporation	*†	348	6,636
Onyx Software Corporation	*	469	1,233
Open Solutions, Inc.	*†	883	17,510
Packeteer, Inc.	*	1,900	29,241
PalmSource, Inc.	*†	515	4,656
PDF Solutions, Inc.	*	974	13,636
Pec Solutions, Inc.	*	1,395	17,549
Perot Systems Corporation Class A	*	4,359	58,585
Phoenix Technologies Ltd.	*	3,188	30,350
Pixar, Inc.	*†	1,336	130,327
Plato Learning, Inc.	*	1,826	14,243
Plumtree Software, Inc.	*	2,465	12,177
Portal Software, Inc.	*	1,535	3,715
Prescient Applied Intelligence, Inc.	*	54	28
Progress Software Corporation	*	1,323	34,689
QAD, Inc.		1,363	11,272
Quality Systems, Inc.		384	16,259
Quest Software, Inc.	*	3,848	53,256
RSA Security, Inc.	*	3,151	49,943
Radiant Systems, Inc.	*	1,019	9,986
Radisys Corporation	*	961	13,608
Radview Software Ltd. (Israel)	*	1,046	225
RealNetworks, Inc.	*	5,844	33,778
Red Hat, Inc.	*†	8,432	91,993
Renaissance Learning, Inc.	†	1,354	23,180
Retek, Inc.	*	1,887	21,172
Reynolds & Reynolds Company (The) Class A		3,001	81,207
S1 Corporation	*	2,637	18,301
Saba Software, Inc.	*†	1,576	7,975
SafeNet, Inc.	*	1,099	32,212
SAFLINK Corporation	*†	4,996	10,941
Salesforce.com, Inc.	*†	2,500	37,475
Sapient Corporation	*	4,601	33,794
Scientific Learning Corporation	*	3,146	18,876
SCO Group, Inc. (The)	*†	998	3,523
Secure Computing Corporation	*	1,554	13,318
SeeBeyond Technology Corporation	*	2,789	8,813
Serena Software, Inc.	*	1,616	38,396
SmartServ Online, Inc.	*†	566	906
Sonic Foundry, Inc.	*	1,200	1,776
SonicWall, Inc.	*	2,442	12,430
Splinex Technology Inc. Private Equity	*‡	19	—
SPSS, Inc.	*	691	12,016
SRA International, Inc. Class A	*	833	50,188
SS&C Technologies, Inc.		998	22,754
Stellent, Inc.	*	1,714	14,415
Stratasys, Inc.	*	391	11,077
Sybase, Inc.	*	3,826	70,628
Sykes Enterprises, Inc.	*	1,424	9,783
SYNNEX Corporation	*	104	1,812
Synopsys, Inc.	*	7,202	130,356
Synplicity, Inc.	*	1,050	5,890
Syntel, Inc.		1,554	27,506
Take-Two Interactive Software, Inc.	*†	2,163	84,573
Talx Corporation		694	12,603
Technology Solutions Company	*	2,173	2,195
Teknowledge Corporation	*	3,449	3,794
TenFold Corporation	*	4,098	2,459
THQ, Inc.	*	1,953	54,957
3Com Corporation	*	18,162	64,657
TIBCO Software, Inc.	*	8,337	62,111
Tier Technologies, Inc. Class B	*	942	6,943

106	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Total System Services, Inc.	†	2,802	$70,022
Tradestation Group, Inc.	*	1,691	10,214
Transaction Systems Architects, Inc. Class A	*	1,859	43,036
Trizetto Group, Inc.	*	1,550	14,430
Tumbleweed Communications Corporation	*	2,952	8,148
Ultimate Software Group, Inc.	*	1,243	19,863
United Online, Inc.	*	2,509	26,269
Vasco Data Security International, Inc.	*	3,805	23,933
Verilink Corporation	*†	4,538	9,221
Verint Systems, Inc.	*	652	22,781
VeriSign, Inc.	*	11,966	343,424
Verity, Inc.	*	1,445	13,655
Versant Corporation	*	3,301	2,608
Versata, Inc.	*	1	1
VerticalNet, Inc.	*†	1,850	1,609
Via Net. Works, Inc.	*	4,394	879
Viewpoint Corporation	*	1,141	3,195
Vignette Corporation	*	12,592	16,496
Vitria Technology, Inc.	*	1,150	3,979
WatchGuard Technologies, Inc.	*	1,100	3,553
Wave Systems Corporation Class A	*	3,014	2,893
Webb Interactive Services, Inc.	*	836	318
WebEx Communications, Inc.	*	1,743	37,631
WebMD Corporation	*†	14,620	124,270
Webmethods, Inc.	*	2,154	11,804
Websense, Inc.	*†	979	52,670
Witness Systems, Inc.	*	800	14,040
XETA Technologies, Inc.	*	1,947	7,272

			9,211,545

Computers & Information—1.6%
Advanced Digital Information Corporation	*	2,415	19,803
Authentidate Holding Corporation	*	1,023	4,082
Black Box Corporation		866	32,397
Brocade Communications Systems, Inc.	*	11,948	70,732
CDW Corporation	†	3,233	183,246
Ciprico, Inc.	*	1,658	7,628
Cirrus Logic, Inc.	*	5,397	24,394
Computer Network Technology Corporation	*	1,145	5,290
Concurrent Computer Corporation	*	1,902	3,918
Cray, Inc.	*	2,858	7,288
Crossroads Systems, Inc.	*	1,300	1,079
Dataram Corporation	*	1,175	5,518
Datawatch Corporation	*†	3,500	16,800
Diebold, Inc.		3,530	193,620
Dot Hill Systems Corporation	*	1,396	8,306
Emulex Corporation	*	4,279	80,616
Ener1, Inc.	*	1,300	832
Exabyte Corporation	*	1,566	407
Extended Systems, Inc.	*	1,460	7,053
Extreme Networks, Inc.	*	4,492	26,458
Focus Enhancements, Inc.	*	5,319	5,266
General Binding Corporation	*	1,598	33,558
Global Imaging Systems, Inc.	*†	946	33,545
Global Payment Technologies, Inc.	*	1,270	7,976
InFocus Corporation	*	1,636	9,391
Interland, Inc.	*	706	1,511
Interlink Electronics, Inc.	*	1,925	12,474
Iomega Corporation	*	1,865	8,001
ION Networks, Inc.	*	400	72
Iteris, Inc.	*	4,264	10,404
Komag, Inc.	*	1,680	37,548
MTI Technology Corporation	*	3,844	5,689
Maxtor Corporation	*	10,146	53,977
Micros Systems, Inc.	*	1,716	62,994
MTM Technologies, Inc.	*	500	2,230
Netgear, Inc.	*	1,207	18,214
Network Engines, Inc.	*	1,330	2,341
NYFIX, Inc.	*	992	5,337
PalmOne, Inc.	*†	1,907	48,400
Paxar Corporation	*	1,972	42,082
Planar Systems, Inc.	*	786	7,090
ProQuest Company	*	863	31,197
Quantum Corporation	*	6,682	19,445
Safeguard Scientifics, Inc.	*	4,074	5,785
Sandisk Corporation	*	7,837	217,869
Scansoft, Inc.	*†	3,602	13,399
ScanSource, Inc.	*	563	29,180
Scientific Games Corporation Class A	*	3,038	69,418
SCM Microsystems, Inc.	*	1,494	4,885
Seagate Technology (Cayman Islands)		10,318	201,717
Silicon Graphics, Inc.	*†	17,373	20,674
SimpleTech, Inc.	*	3,666	14,444
Storage Technology Corporation	*†	5,190	159,852
TransAct Technologies, Inc.	*	889	8,899
VA Software Corporation	*	2,019	3,331
Vialstream Holdings, Inc.	*	1,000	675
Western Digital Corporation	*	9,525	121,444
Xybernaut Corporation	*	6,156	2,586
Zebra Technologies Corporation Class A	*	3,279	155,720

			2,188,087

Containers & Packaging—0.1%
Crown Holdings, Inc.	*	7,975	124,091
Silgan Holdings, Inc.		727	47,240

			171,331

Cosmetics & Personal Care—0.3%
1-800 Contacts, Inc.	*	502	10,477
Chattem, Inc.	*	873	38,822
Elizabeth Arden, Inc.	*†	1,017	24,144
Estee Lauder Companies, Inc. (The) Class A		6,028	271,139
Quaker Chemical Corporation		443	9,099
Water Pik Tecnologies, Inc.	*	450	8,865

			362,546

Distribution/Wholesale—0.0%
Navarre Corporation	*†	850	6,757

See accompanying notes to schedule of investments.	107

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Diversified—0.0%
Hexcel Corporation	*	2,150	$33,346

Electric Utilities—2.2%
Allete, Inc.	†	1,090	45,616
Alliant Energy Corporation		5,201	139,283
Aquila, Inc.	*	7,275	27,863
Avista Corporation		1,759	30,782
Black Hills Corporation		1,621	53,606
Central Vermont Public Service Corporation		541	12,162
CH Energy Group, Inc.		694	31,716
Cleco Corporation		2,110	44,943
DPL, Inc.		5,637	140,925
Duquesne Light Holdings, Inc.	†	3,569	63,956
EL Paso Electric Company	*	1,748	33,212
Empire District Electric Company (The)		1,198	27,865
Energy East Corporation	†	6,769	177,483
Great Plains Energy, Inc.		3,878	118,589
Green Mountain Power Corporation		1,312	38,442
Hawaiian Electric Industries, Inc.		3,786	96,619
Idacorp, Inc.		1,965	55,747
KFX, Inc.	*†	2,400	32,160
MGE Energy, Inc.		860	28,509
Northeast Utilities		5,881	113,327
NRG Energy, Inc.	*	4,100	140,015
NSTAR		2,668	144,872
OGE Energy Corporation		4,245	114,403
Otter Tail Corporation		1,096	27,444
Pepco Holdings, Inc.		8,667	181,920
Plug Power, Inc.	*†	2,705	17,853
PNM Resources, Inc.		2,569	68,541
Puget Energy, Inc.		4,349	95,852
Reliant Energy, Inc.	*	13,900	158,182
SCANA Corporation		5,082	194,234
Sierra Pacific Resources	*†	5,215	56,061
UIL Holdings Corporation		598	30,289
Unisource Energy Corporation		2,031	62,900
Unitil Corporation		1,000	25,550
Westar Energy, Inc.		3,923	84,894
Wisconsin Energy Corporation		6,075	215,662
WPS Resources Corporation	†	1,732	91,657

			3,023,134

Electrical Equipment—0.9%
Active Power, Inc.	*†	3,953	12,808
Acuity Brands, Inc.		1,873	50,571
Advanced Lighting Technologies, Inc.	*‡d	973	—
Aeroflex, Inc.	*	2,811	26,227
Ametek, Inc.		3,213	129,323
Arotech Corporation	*†	4,840	6,728
Artesyn Technologies, Inc.	*	1,534	13,361
AZZ, Inc.	*	1,032	18,731
Baldor Electric Company		1,338	34,534
C&D Technologies, Inc.		1,159	11,648
Capstone Turbine Corporation	*	2,450	3,797
Cataytica Energy Systems, Inc.	*	853	1,749
Cherokee International Corporation	*	29	203
Distributed Energy Systems Corporation	*	3,757	12,774
Electro Scientific Industries, Inc.	*	1,422	27,573
Energizer Holdings, Inc.	*	3,652	218,390
Energy Conversion Devices, Inc.	*†	782	17,775
Evans & Sutherland Computer Corporation	*	1,883	10,356
Franklin Electric Company, Inc.		902	34,032
FuelCell Energy, Inc.	*†	1,939	19,351
Genlyte Group, Inc.	*	551	49,573
GrafTech International Ltd.	*†	4,368	24,854
JMAR Technologies, Inc.	*	2,904	4,066
Lincoln Electric Holdings, Inc.		1,487	44,729
Littelfuse, Inc.	*	909	26,043
LSI Industries, Inc.		1,084	12,173
Medis Technologies Ltd.	*†	705	10,110
Metrologic Instruments, Inc.	*	722	16,231
Moog, Inc. Class A	*	965	43,618
Powell Industries, Inc.	*	1,046	19,372
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,810	13,010
Rayovac Corporation	*	1,491	62,026
Regal-Beloit Corporation		1,273	36,650
SBS Technologies, Inc.	*	965	10,760
Servotronics, Inc.	*	705	3,141
Superconductor Technologies	*	2,084	1,417
Tech/Ops Sevcon, Inc.		720	4,594
Teleflex, Inc.	†	1,672	85,573
Thomas & Betts Corporation	*	2,540	82,042
Trans-Lux Corporation		867	6,112
Ultralife Batteries, Inc.	*	877	15,014
Universal Display Corporation	*	1,350	9,436
Universal Electronics, Inc.	*	639	10,786
Valence Technology, Inc.	*†	4,773	14,653
Vicor Corporation		1,381	14,418
Wilson Greatbatch Technologies, Inc.	*	942	17,182
Woodhead Industries, Inc.		903	12,281

			1,299,795

Electronic Measuring Unit—0.0%
Keithley Instruments, Inc.		600	9,678
LeCroy Corp.	*	600	10,278

			19,956

Electronics—3.4%
8X8, Inc.	*†	3,049	5,092
AVX Corporation	†	2,510	30,747
Actel Corporation	*	1,140	17,533
Adaptec, Inc.	*	3,851	18,446
Advanced Energy Industries, Inc.	*	1,429	13,818
Agere Systems, Inc. Class A	*	69,296	99,093
Agilysys, Inc.		1,336	26,266
Aixtron AG, Sponsored ADR (Germany)	*†	625	2,600
Alliance Fiber Optic Products, Inc.	*	4,818	4,669
Alliance Semiconductor Corporation	*	1,336	3,327
American Superconductor Corporation	*	1,147	11,447

108	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

AMIS Holdings, Inc.	*	1,550	$17,499
Amkor Technology, Inc.	*	7,212	27,838
Amphenol Corporation Class A		4,578	169,569
Anaren, Inc.	*	813	9,862
Arrow Electronics, Inc.	*	5,125	129,919
Atheros Communications, Inc.	*	1,321	13,567
Atmel Corporation	*	18,734	55,265
ATMI, Inc.	*	1,559	39,037
Ault, Inc.	*	1,200	3,000
Avanex Corporation	*†	5,031	6,540
Avnet, Inc.	*†	5,709	105,160
AXT, Inc.	*	946	1,164
Barnes Group, Inc.		840	22,823
Bel Fuse, Inc. Class A		546	13,240
Belden CDT, Inc.	†	1,896	42,110
Benchmark Electronics, Inc.	*	2,131	67,830
Benthos, Inc.	*†	790	13,548
California Micro Devices Corporation	*	746	3,767
Caliper Life Sciences, Inc.	*	867	5,592
Carlisle Companies, Inc.		1,457	101,655
Catalyst Semiconductor, Inc.	*	2,416	10,316
Catapult Communications Corporation	*	750	16,012
CellStar Corporation	*	1,370	3,192
Ceradyne, Inc.	*	1,374	30,736
Ceva, Inc.	*	692	5,121
Conexant Systems, Inc.	*	20,241	30,361
Cree, Inc.	*†	3,497	76,060
CTS Corporation		1,580	20,540
Cymer, Inc.	*†	1,929	51,639
Cypress Semiconductor Corporation	*†	6,247	78,712
DRS Technologies, Inc.	*†	1,104	46,920
Dolby Laboratories, Inc. Class A	*	1,500	35,250
DSP Group, Inc.	*	1,194	30,757
Dupont Photomasks, Inc.	*	923	24,616
EDO Corporation	†	1,198	36,000
Emcor Group, Inc.	*	657	30,761
Emcore Corporation	*	1,219	4,108
EMS Technologies, Inc.	*	960	13,056
ESCO Technologies, Inc.	*	612	49,174
ESS Technology	*	1,759	9,270
Esterline Technologies Corporation	*	1,049	36,243
Evergreen Solar, Inc.	*	2,410	17,039
Exar Corporation	*	1,759	23,571
Fairchild Semiconductor International, Inc.	*†	5,764	88,362
Finisar Corporation	*	6,856	8,570
Flir Systems, Inc.	*	3,204	97,081
FSI International, Inc.	*	1,480	6,260
Genesis Microchip, Inc.	*	1,530	22,108
HEI, Inc.	*	1,050	3,150
Helix Technology Corporation		1,145	17,713
Herley Industries, Inc.	*	670	11,464
HI/FN, Inc.	*	682	4,944
Hughes Supply, Inc.		2,802	83,359
Hutchinson Technology, Inc. *		1,150	39,997
Imation Corporation		1,665	57,859
Innovex, Inc.	*	1,922	6,785
Integrated Circuit Systems, Inc.	*	3,056	58,431
Integrated Device Technology, Inc.	*	4,196	50,478
Integrated Silicon Solutions, Inc.	*†	2,930	19,631
International Rectifier Corporation	*†	3,351	152,470
Intersil Corporation Class A		6,857	118,763
ISCO International, Inc.	*	2,000	620
IXYS Corporation	*	1,330	15,215
Kemet Corporation	*	3,408	26,412
KVH Industries, Inc.	*†	1,286	11,715
Lattice Semiconductor Corporation	*	4,395	23,601
Lightpath Technologies, Inc. Class A	*	1,527	4,796
Lowrance Electronics, Inc.		290	7,050
MIPS Technologies, Inc. Class A	*	2,229	25,633
MRV Communications, Inc.	*†	4,568	14,755
Magnetek, Inc.	*	1,406	7,494
Mattson Technology, Inc.	*	1,761	13,982
Maxwell Technologies, Inc.	*	1,371	12,572
Measurement Specialties, Inc.	*	580	13,340
MEMC Electronics Materials, Inc.	*	5,922	79,651
Mercury Computer Systems, Inc.	*†	963	26,560
Merix Corporation	*	675	7,567
Methode Electronics, Inc.		1,384	16,760
Micrel, Inc.	*	3,731	34,400
Micro Linear Corporation	*	1,440	7,272
Microchip Technology, Inc.		9,840	255,938
Microsemi Corporation	*	2,474	40,301
Mobility Electronics, Inc.	*	2,804	19,600
Monolithic System Technology, Inc.	*	1,252	7,324
Moscow CableCom Corporation	*	1,900	10,545
Mykrolis Corporation	*	1,830	26,169
Nu Horizons Electronics Corporation	*	1,208	8,637
Numerex Corporation Class A	*	1,800	8,986
Omnivision Technologies, Inc.	*†	2,354	35,663
ON Semiconductor Corporation	*	9,987	39,449
Oplink Communications, Inc.	*	5,309	8,335
Optelecom, Inc.	*	819	7,576
Opti, Inc.	*	1,042	1,636
OSI Systems, Inc.	*†	867	15,181
Park Electrochemical Corporation		1,087	22,023
Pericom Semiconductor Corporation	*	1,024	8,776
Photronics, Inc.	*	1,389	25,141
Pixelworks, Inc.	*	1,927	15,705
Plexus Corporation	*	1,884	21,685
PLX Technology, Inc.	*	1,050	11,025
Power Integrations, Inc.	*†	1,263	26,384
Power-One, Inc.	*	3,500	17,010
Proxim Corporation Class A	*†	792	649
Quicklogic Corporation	*	1,050	3,591
RF Micro Devices, Inc.	*	9,217	48,113
Rambus, Inc.	*	4,471	67,378
Raven Industries, Inc.		800	16,336
Reptron Electronics, Inc.	*	70	329

See accompanying notes to schedule of investments.	109

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Research Frontiers, Inc.	*†	752	$3,910
Rofin-Sinar Technologies, Inc.	*	880	28,283
Rogers Corporation	*	803	32,120
Rudolph Technologies, Inc.	*†	814	12,259
Semtech Corporation	*	3,600	64,332
Sigmatel, Inc.	*	1,378	51,579
Sigmatron International, Inc.	*	283	3,334
Silicon Image, Inc.	*	2,949	29,667
Silicon Laboratories, Inc.	*	2,125	63,134
Silicon Storage Technology, Inc.	*	3,794	14,114
Siliconix, Inc.	*	702	24,767
Sipex Corporation	*	1,030	2,390
Sirf Technology Holdings, Inc.	*	1,620	18,079
Skyworks Solutions, Inc.	*	7,133	45,295
Somera Communications, Inc.	*	2,750	4,372
Spectrum Control, Inc.	*	1,195	8,927
Spire Corporation	*	2,500	12,225
Staktek Holdings, Inc.	*	43	170
Stratos International, Inc.	*	974	4,237
Sycamore Networks, Inc.	*	9,917	35,305
Synaptics, Inc.	*	1,058	24,546
Technitrol, Inc.	*	1,866	27,841
Tegal Corporation	*	3,755	5,370
Teledyne Technologies, Inc.	*	1,229	38,468
Tessera Technologies, Inc.	*†	1,561	67,482
Three-Five Systems, Inc.	*	930	958
Transmeta Corporation	*	8,599	7,997
Transwitch Corporation	*†	2,483	3,402
Trident Microsystems, Inc.	*	910	16,089
Trimble Navigation Ltd.	*	2,402	81,212
Tripath Technology, Inc.	*	4,193	3,732
Triquint Semiconductor, Inc.	*	4,919	16,626
TTM Technologies, Inc.	*	1,640	17,154
Tvia, Inc.	*	4,026	5,636
Tyler Technologies, Inc.	*	1,886	14,352
Varian Semiconductor Equipment Associates, Inc.	*	1,888	71,763
Virage Logic Corporation	*	902	9,886
Vishay Intertechnology, Inc.	*	6,576	81,740
Vitesse Semiconductor Corporation	*	8,323	22,306
Volterra Semiconductor Corp.	*†	760	10,260
Wesco International, Inc.	*	1,550	43,400
YDI Wireless, Inc.	*	2,197	6,393
Zoran Corporation	*	2,411	24,954

			4,787,848

Entertainment & Leisure—1.2%
Alliance Gaming Corporation	*†	1,972	18,911
Argosy Gaming Company	*	1,159	53,221
Avid Technology, Inc.	*†	1,477	79,935
Bally Total Fitness Holding Corporation	*	1,307	4,548
Blockbuster, Inc. Class A	†	8,250	72,847
Caesars Entertainment, Inc.	*	12,952	256,320
Callaway Golf Company		2,881	36,877
Cedar Fair, LP		2,480	78,046
Churchill Downs, Inc.		639	25,298
Concord Camera Corporation	*	2,863	5,182
Dover Downs Gaming & Entertainment, Inc.		2,090	26,020
Dover Motorsports, Inc.		1,645	8,307
DreamWorks Animation SKG, Inc. Class A	*	1,390	56,587
Gaylord Entertainment Company	*	1,773	71,629
Hollywood Entertainment Corporation	*	2,228	29,343
Hollywood Media Corporation	*	1,495	7,475
Image Entertainment, Inc.	*	300	1,641
International Speedway Corporation Class A		1,870	101,447
Jakks Pacific, Inc.	*†	925	19,860
K2, Inc.	*	2,544	34,980
Leapfrog Enterprises, Inc.	*†	1,262	14,324
Lexar Media, Inc.	*†	3,143	15,652
Life Time Fitness, Inc.	*	450	12,141
Macrovision Corporation	*	2,054	46,811
Metro-Goldwyn-Mayer, Inc.	†	4,040	48,278
MTR Gaming Group, Inc.	*	1,340	16,616
Multimedia Games, Inc.	*†	1,202	9,328
Nashua Corporation	*	1,542	13,415
National Lampoon, Inc.	*	3,300	9,900
Nautilus Group, Inc.		1,360	32,314
New Frontier Media, Inc.	*	2,079	14,873
News Corporation, Inc. Class A		—	1
Penn National Gaming, Inc.	*	3,286	96,543
Pinnacle Entertainment, Inc.	*	1,630	27,221
Pinnacle Systems, Inc.	*	2,430	13,584
RC2 Corporation	*	1,030	35,020
Regal Entertainment Group Class A	†	2,163	45,488
Six Flags, Inc.	*	3,814	15,714
Sonic Solutions, Inc.	*†	890	13,394
Speedway Motorsports, Inc.		650	23,205
Steinway Musical Instruments, Inc.	*	683	20,463
Westwood One, Inc.	*	3,878	78,917
WMS Industries, Inc.	*†	1,270	35,763
World Wrestling Entertainment, Inc.		1,031	12,372

			1,639,811

Financial Services—6.1%
Aames Investment Corporation REIT		1,240	10,168
Accredited Home Lenders Holding Company	*†	1,079	39,092
Affiliated Managers Group	*†	1,356	84,113
AG Edwards, Inc.		3,682	164,954
Alliance Capital Management Holdings, Inc.		1,250	58,937
American Campus Communities, Inc. REIT		570	11,970
American Home Mortgage Investment Corporation REIT		2,047	58,626
Ameritrade Holding Corporation	*	13,254	135,323
AmNet Mortgage, Inc.	*	530	4,775
Ampal American Israel Corporation Class A	*	1,392	5,888
Anworth Mortgage Asset Corporation REIT		3,855	36,815

110	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Ashford Hospitality Trust, Inc. REIT		1,350	$13,770
Associated Estates Realty Corporation REIT		970	9,671
Berkshire Hathaway, Inc. Class A	*†	50	4,350,000
BlackRock, Inc.		706	52,901
Calamos Asset Management, Inc. Class A		930	25,036
Capital Lease Funding, Inc. REIT		2,320	25,636
Capital Trust Class A		923	30,625
CapitalSource, Inc.	*†	3,392	78,016
Catskill Litigation Trust	*‡d	583	—
Certegy, Inc.		2,738	94,790
CharterMac		1,905	40,957
Cherokee, Inc.		995	33,313
Chicago Mercantile Exchange		1,305	253,209
Corporate Office Properties Trust SBI MD REIT		1,400	37,072
Criimi MAE, Inc. REIT	*	680	13,668
Diamond Hill Investment Group, Inc.	*†	1,311	24,226
Doral Financial Corporation (Puerto Rico)		4,428	96,929
Eaton Vance Corporation		5,804	136,046
Ecc Capital Corporation REIT	*	2,700	16,200
Education Realty Trust, Inc. REIT	*	900	14,967
E-Loan, Inc.	*	2,150	5,697
ePresense, Inc.	‡d	1,173	—
Equity Lifestyle Properties, Inc. REIT		1,140	40,185
Fieldstone Investment Corporation REIT	*	2,000	29,040
First Cash Financial Services, Inc.	*	630	13,337
First Marblehead Corporation (The)	*†	1,430	82,268
First Potomac Realty Trust REIT		660	15,081
Friedman Billings Ramsey Group, Inc. Class A		6,700	106,329
Gabelli Asset Management, Inc. Class A		559	24,959
Gables Residential Trust REIT	†	1,673	55,711
GMH Communities Trust REIT		2,460	28,807
Government Properties Trust, Inc. REIT		1,070	10,657
Hersha Hospitality Trust REIT		990	9,870
Highland Hospitality Corporation REIT		1,860	19,251
HomeBanc Corporation REIT		1,580	13,967
Inland Real Estate Corporation REIT		2,600	39,078
Instinet Group, Inc.	*	8,971	52,749
Integrated Telecom Express, Inc.	‡d	1,103	—
Investment Technology Group, Inc.	*	2,079	36,383
Jefferies Group, Inc.	†	2,339	88,134
Kent Financial Services, Inc.		2,200	5,390
Kilroy Realty Corporation REIT		1,317	53,878
Kite Realty Group Trust REIT		810	11,664
Knight Trading Group, Inc.	*	4,630	44,633
LaBranche & Company, Inc.	*†	2,588	24,068
Ladenburg Thalmann Financial Services, Inc.	*	496	337
LaSalle Hotel Properties REIT		1,200	34,860
Legg Mason, Inc.		4,845	378,588
LTC Properties, Inc. REIT		730	12,665
Luminent Mortgage Capital, Inc. REIT		1,660	18,227
Macerich Company (The) REIT		2,830	150,782
Meristar Hospitality Corporation REIT	*	3,449	24,143
MFA Mortgage Investments, Inc. REIT		4,880	37,137
MortgageIT Holdings, Inc. REIT		1,160	18,502
Nasdaq Stock Market Inc.	*	3,500	37,450
New Century Financial Corporation REIT		2,452	114,803
NorthStar Realty Finance Corporation REIT	*	950	9,196
Nuveen Investments, Inc. Class A		914	31,368
Omega Healthcare Investors, Inc. REIT		2,170	23,827
Pennsylvania REIT		1,511	60,924
Piper Jaffray Companies	*	800	29,272
ProcureNet, Inc.	‡d	896	—
PS Business Parks, Inc. REIT		823	33,167
Ramco-Gershenson Properties REIT		780	21,177
Raymond James Financial, Inc.		3,031	91,839
Reckson Associates Realty Corporation REIT		3,463	106,314
Saul Centers, Inc. REIT		510	16,320
Saxon REIT, Inc. REIT		2,316	39,719
SEI Investments Company		3,229	116,761
Siebert Financial Corporation	*	1,470	4,586
Starbiz Corporation	‡d	5	—
Strategic Hotel Capital, Inc. REIT		1,200	17,640
SumTotal Systems, Inc.	*†	1,899	10,350
Sutter Holding Company, Inc.	*	850	3,612
SWS Group, Inc.	†	882	14,138
Tanger Factory Outlet Centers REIT		1,100	24,200
Trustreet Properties, Inc. REIT		1,759	27,071
Universal Health Realty Income REIT		520	14,690
Urstadt Biddle Properties, Inc. REIT Class A		1,030	15,707
Value Line, Inc.		573	22,347
Waddell & Reed Financial, Inc. Class A		3,322	65,576
Westwood Holdings Group, Inc.		1,768	33,557
Windrose Medical Properties Trust REIT		760	10,420
Winston Hotels, Inc. REIT		1,200	14,040

			8,454,141

Food Retailers—0.4%
7-Eleven, Inc.	*	1,691	40,618
Arden Group, Inc. Class A		260	18,455
Fresh Brands, Inc.	*	1,871	13,658
Panera Bread Company Class A	*†	1,560	88,187
Pantry, Inc. (The)	*	1,200	37,164

See accompanying notes to schedule of investments.	111

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Pathmark Stores, Inc.	*	950	$5,994
Ruddick Corporation		1,968	45,559
Weis Markets, Inc.		802	29,570
Whole Foods Market, Inc.		3,049	311,394
Wild Oats Markets, Inc.	*†	1,310	13,925

			604,524

Forest Products & Paper—0.9%
American Woodmark Corporation		800	29,024
Beacon Roofing Supply, Inc.	*	650	14,225
Bowater, Inc.		2,910	109,620
Buckeye Technologies, Inc.	*	2,191	23,663
Building Material Holding Corp.		620	27,578
Caraustar Industries, Inc.	*	1,610	20,769
Chesapeake Corporation		815	17,131
Deltic Timber Corporation		724	28,308
Drew Industries, Inc.	*	390	14,684
Fibermark, Inc.	*	843	13
Glatfelter		1,741	25,680
Graphic Packaging Corp.	*	5,000	22,050
Greif, Inc. Class A		826	57,556
Longview Fibre Company		2,325	43,617
Martin Marietta Materials, Inc.		2,247	125,652
Neenah Paper, Inc.		420	14,120
Packaging Corporation of America	†	2,880	69,955
Playtex Products, Inc.	*	2,560	23,040
Pope & Talbot, Inc.		895	15,734
Potlatch Corporation		1,352	63,639
Rock-Tenn Company Class A		1,450	19,285
Schweitzer-Mauduit International, Inc.		724	24,290
Smurfit-Stone Container Corporation		11,513	178,106
Sonoco Products Company		4,984	143,788
United Stationers, Inc.	*	1,499	67,830
Universal Forest Products, Inc.		780	30,303
US Home Systems, Inc.	*†	1,292	6,718
Wausau-Mosinee Paper Corporation		1,903	26,908

			1,243,286

Health Care Providers—2.4%
Accredo Health, Inc.	*	2,188	97,169
Alliance Imaging, Inc.	*	1,820	17,381
Amedisys, Inc.	*	1,120	33,880
America Service Group, Inc.	*	480	10,622
American Healthways, Inc.	*†	1,822	60,162
American Retirement Corporation	*	870	12,650
Amsurg Corporation	*†	1,423	36,002
Apria Healthcare Group, Inc.	*†	2,542	81,598
Beverly Enterprises, Inc.	*	4,439	54,955
Community Health Systems, Inc.	*	4,283	149,520
Covance, Inc.	*	2,930	139,497
Coventry Health Care, Inc.	*	4,864	331,433
Cross Country Healthcare, Inc.	*	1,340	22,458
CryoLife, Inc.	*†	937	5,800
DaVita, Inc.	*	4,571	191,296
Edwards Lifesciences Corporation	*†	2,896	125,165
Enzo Biochem, Inc.	*	1,353	19,510
Enzon Pharmaceuticals, Inc.	*	1,766	17,996
Genesis HealthCare Corporation	*	975	41,818
Gentiva Health Services, Inc.	*	1,000	16,180
Hooper Holmes, Inc.		4,139	15,811
Immunomedics, Inc.	*†	2,141	5,203
IMPAC Medical Systems, Inc.	*	393	9,346
Interleukin Genetics, Inc.	*	2,825	10,311
Kindred Healthcare, Inc.	*	1,800	63,180
LCA-Vision, Inc.		1,503	50,050
LifePoint Hospitals, Inc.	*†	1,555	68,171
Lincare Holdings, Inc.	*	4,590	203,016
Matria Healthcare, Inc.	*	870	26,718
National Healthcare Corporation		431	14,745
NeighborCare, Inc.	*	1,684	49,257
Nektar Therapeutics	*	3,888	54,199
NovaMed, Inc.	*	1,250	7,188
OCA, Inc.	*†	2,134	9,070
Odyssey HealthCare, Inc.	*†	1,593	18,734
Pacificare Health Systems	*	4,011	228,306
Pediatrix Medical Group, Inc.	*	1,301	89,236
Province Healthcare Company	*	2,038	49,095
Psychemedics Corporation		302	4,011
Psychiatric Solutions, Inc.	*	921	42,366
RehabCare Group, Inc.	*	740	21,245
Renal Care Group, Inc.	*	3,058	116,021
Sagemark Companies Ltd.	*	1,088	3,726
Sierra Health Services, Inc.	*†	1,498	95,632
Specialty Laboratories, Inc.	*	1,183	11,298
Sunrise Senior Living, Inc.	*†	975	47,385
Symbion, Inc.	*†	695	14,852
Triad Hospitals, Inc.	*	3,638	182,264
U.S. Physical Therapy, Inc.	*	1,300	18,174
United Surgical Partners International, Inc.	*	1,276	58,403
Universal Health Services, Inc. Class B		2,864	150,074
VCA Antech, Inc.	*†	3,444	69,672
VistaCare, Inc. Class A	*	702	14,370

			3,286,221

Heavy Construction—0.5%
Blount International, Inc.	*	1,533	26,030
Granite Construction, Inc.		1,890	49,650
Hovnanian Enterprises, Inc.	*†	1,678	85,578
Lennar Corporation Class A	†	6,576	372,728
Levitt Corporation Class A		763	19,563
M/I Schottenstein Homes, Inc.		611	29,896
McDermott International, Inc.	*	2,759	52,228
McGrath Rentcorp		916	21,416
WCI Communities, Inc.	*†	1,922	57,814
William Lyon Homes, Inc.	*	333	25,541

			740,444

Heavy Machinery—2.7%
Ablest, Inc.	*	850	6,205
Actuant Corporation Class A	*	1,281	57,543
Agco Corporation	*	4,158	75,884
Ampco-Pittsburgh Corporation		1,503	20,336
Applied Industrial Technologies, Inc.		1,372	37,318
Astec Industries, Inc.	*	822	18,125

112	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

ASV, Inc.	*	350	$13,876
Asyst Technologies, Inc.	*	1,783	8,541
Aviall, Inc.	*	1,366	38,248
Axcelis Technologies, Inc.	*	4,096	29,901
Briggs & Stratton Corporation	†	2,482	90,370
Brooks Automation, Inc.	*	1,835	27,855
Bucyrus International, Inc. Class A		850	33,201
Cascade Corporation		510	17,850
Cooper Cameron Corporation	*	2,903	166,081
Donaldson Company, Inc.		3,350	108,138
Dril-Quip, Inc.	*	989	30,402
Dycom Industries, Inc.	*†	2,077	47,750
Electroglas, Inc.	*	3,991	15,764
Engineered Support Systems, Inc.	†	1,232	65,937
EnPro Industries, Inc.	*	981	26,978
Entegris, Inc.	*	3,195	31,599
Fedders Corporation		1,828	5,082
Flowserve Corporation	*	2,375	61,441
FMC Technologies, Inc.	*	3,126	103,721
Gardner Denver, Inc.	*	918	36,270
Gorman-Rupp Company		460	9,872
Graco, Inc.		3,114	125,681
Grant Prideco, Inc.	*	5,724	138,292
Hurco Companies, Inc.	*	300	4,185
Hydril	*	795	46,436
Idex Corporation		2,283	92,119
Insituform Technologies, Inc. Class A	*	1,223	17,746
Joy Global, Inc.		3,757	131,720
Kadant, Inc.	*	722	13,393
Kaydon Corporation	†	1,423	44,682
Kennametal, Inc.		1,679	79,736
Knight Transportation, Inc.		2,587	63,821
Kulicke and Soffa Industries, Inc.	*†	2,009	12,637
Lam Research Corporation	*†	6,486	187,186
Lennox International, Inc.	†	2,437	53,419
Lindsay Manufacturing Company		809	15,436
Manitowoc Company		1,262	50,972
Matrix Service Company	*†	1,379	5,999
Middleby Corp.		270	13,338
Modine Manufacturing Company		1,208	35,431
MPM Technologies, Inc.	*	950	209
NACCO Industries, Inc. Class A		310	31,601
NN, Inc.		810	9,979
Nordson Corporation		1,522	56,040
Oil States International, Inc.	*	2,027	41,655
Oilgear Company (The)	*	1,300	11,064
Paragon Technologies, Inc.	*	300	2,628
Pentair, Inc.		4,608	179,712
Robbins & Myers, Inc.		868	19,105
Sauer-Danfoss, Inc.		1,522	34,443
Semitool, Inc.	*	1,060	10,812
SPX Corporation	†	3,565	154,293
Standex International Corporation		724	19,765
Stewart & Stevenson Services		1,366	31,268
Tecumseh Products Company Class A		713	28,242
Tennant Company		851	32,925
Terex Corporation	*	2,333	101,019
Thomas Industries, Inc.		955	37,856
Timken Company		3,703	101,240
Toro Company		1,085	96,023
TurboChef Technologies, Inc.	*†	994	14,801
Ultratech, Inc.	*	972	14,191
UNOVA, Inc.	*	2,374	49,023
Varian Medical Systems, Inc.	*†	6,564	225,014
Watsco, Inc.		953	40,121
Willis Lease Finance Corporation	*	1,234	10,181
WJ Communications, Inc.	*	4,940	11,757
Woodward Governor Company		408	29,254
York International Corporation		2,062	80,789

			3,791,527

Home Construction, Furnishings & Appliances—2.1%
American Technology Corporation	*†	3,686	29,930
Applica, Inc.	*	1,507	7,625
Bassett Furniture Industries, Inc.		540	10,638
BE Aerospace, Inc.	*	2,924	35,088
Beazer Homes USA, Inc.	†	1,827	91,094
Brookfield Homes Corporation		1,218	51,412
Digital Theater Systems, Inc.	*	755	13,673
Dominion Homes, Inc.	*	650	11,005
DR Horton, Inc.	†	14,169	414,302
Ethan Allen Interiors, Inc.		1,551	49,632
Fossil, Inc.	*	1,854	48,065
Furniture Brands International, Inc.	†	2,392	52,170
Gemstar-TV Guide International, Inc.	*	12,602	54,819
Harman International Industries, Inc.		3,328	294,395
Helen of Troy Ltd.	*	1,333	36,498
Herman Miller, Inc.		3,156	95,059
Hillenbrand Industries, Inc.		2,687	149,048
HNI Corporation		2,213	99,474
Kimball International, Inc. Class B		1,500	21,750
Kinetic Concepts, Inc.	*	2,015	120,195
Layne Christensen Company	*	1,560	26,941
La-Z-Boy, Inc.		1,875	26,119
MDC Holdings, Inc.		1,691	117,778
Meritage Corporation	*	1,260	74,239
Movado Group, Inc.		878	16,243
National Presto Industries, Inc.		236	9,511
NVR, Inc.	*†	282	221,370
Palm Harbor Homes, Inc.	*†	1,182	19,219
Parkervision, Inc.	*†	1,053	8,256
Rowe Furniture Corporation	*	971	3,845
Ryland Group, Inc.	†	2,332	144,631
Salton, Inc.	*†	702	1,523
Select Comfort Corporation	*	1,403	28,677
Skyline Corporation		321	12,355
Standard-Pacific Corporation		1,504	108,574
Steelcase, Inc. Class A		1,992	27,490
Technical Olympic USA, Inc.		635	19,177
Tempur-Pedic International, Inc.	*	2,027	37,824
Toll Brothers, Inc.	*	2,266	178,674

See accompanying notes to schedule of investments.	113

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Virco Manufacturing Corporation	*	799	$6,136
Walter Industries, Inc.	†	2,141	91,100

			2,865,554

Household Products—0.4%
Anchor Glass Container Corporation	†	1,305	2,923
Apogee Enterprises, Inc.		1,250	17,850
Charles & Colvard Ltd.	*	1,406	17,927
CSS Industries, Inc.		420	15,351
Ferro Corporation		1,818	34,215
Gentex Corporation	†	3,578	114,138
Kronos Worldwide, Inc.		635	27,005
Lazare Kaplan International	*	1,140	13,007
Libbey, Inc.		750	15,750
Owens-IIlinois, Inc.	*	6,185	155,491
RPM, Inc.		4,833	88,347
Valspar Corporation	†	2,293	106,716

			608,720

Industrial—Diversified—0.3%
Blyth, Inc.		1,840	58,586
Daktronics, Inc.	*	690	14,939
Identix, Inc.	*	3,461	17,478
Lydall, Inc.	*	800	8,880
Mikohn Gaming Corporation	*	970	12,183
Roper Industries, Inc.		1,970	129,035
Russ Berrie & Company, Inc.		1,157	22,157
Shuffle Master, Inc.	*†	2,025	58,644
Yankee Candle Company, Inc.	*	2,153	68,250
Zomax, Inc. MN	*	4,620	13,768

			403,920

Insurance—4.2%
21st Century Insurance Group		1,500	20,925
Alfa Corporation		2,608	37,686
Alleghany Corporation	*	242	66,962
Allmerica Financial Corporation	*	2,347	84,375
American Financial Group, Inc.		1,877	57,812
American Independence Corporation	*	430	5,664
American National Insurance		646	68,411
American Physicians Capital, Inc.	*	361	12,371
Amerigroup Corporation	*	2,552	93,301
AmerUs Group Company	†	1,881	88,877
Arch Capital Group Ltd. (Bermuda)	*	1,428	57,177
Argonaut Group, Inc.	*	1,388	29,453
Arthur J. Gallagher & Company	†	4,240	122,112
Assurant, Inc.		5,478	184,609
Baldwin & Lyons, Inc. Class B		946	24,539
Bristol West Holdings, Inc.		646	10,013
Brown & Brown, Inc.	†	2,819	129,928
Centene Corporation	*	1,972	59,140
Clark, Inc.		1,175	18,189
CNA Financial Corporation	*	2,162	60,666
CNA Surety Corporation	*	1,486	20,210
Commerce Group, Inc.		1,343	83,239
Conseco, Inc.	*	6,830	139,469
Crawford & Company Class B		1,891	13,521
Danielson Holding Corporation	*	4,079	70,363
Delphi Financial Group, Inc. Class A		1,298	55,814
Donegal Group, Inc. Class B		571	9,359
EMC Insurance Group, Inc.		341	6,499
Erie Indemnity Company Class A		1,924	100,279
FBL Financial Group, Inc. Class A		1,276	35,728
Fidelity National Financial, Inc.		7,688	253,243
First American Corporation	†	3,420	112,655
Gainsco, Inc.	*	385	597
Genworth Financial, Inc. Class A		10,550	290,336
Great American Financial Resources, Inc.		1,717	29,086
Harleysville Group, Inc.		1,352	26,851
HCC Insurance Holdings, Inc.		3,077	111,264
Health Net, Inc.	*	5,409	176,928
HealthExtras, Inc.	*	1,865	31,052
Hilb Rogal & Hobbs Company		1,605	57,459
Horace Mann Educators Corporation		2,001	35,498
Independence Holding Company		963	17,363
Infinity Property & Casualty Corporation		810	25,321
Kansas City Life Insurance Company		903	44,030
LabOne, Inc.	*	993	34,239
Landamerica Financial Group, Inc.		845	42,275
Leucadia National Corporation	†	3,790	130,187
Markel Corporation	*	413	142,572
Mercury General Corporation		1,519	83,940
Molina Healthcare, Inc.	*	530	24,428
National Financial Partners Corporation		1,496	59,541
Nationwide Financial Services Class A		2,605	93,520
Navigators Group, Inc.	*	939	31,123
Odyssey Re Holdings Corporation	†	605	15,149
Ohio Casualty Corporation	*	2,336	53,681
Old Republic International Corporation		7,743	180,334
PMI Group, Inc. (The)	†	4,669	177,469
Philadelphia Consolidated Holding Corporation	*	854	66,211
Phoenix Companies, Inc. (The)	†	4,217	53,893
PMA Capital Corporation Class A	*	1,826	14,608
Presidential Life Corporation		1,145	18,641
ProAssurance Corporation	*†	1,308	51,666
Protective Life Corporation		2,831	111,258
Radian Group, Inc.		4,444	212,157
Reinsurance Group of America, Inc.		1,541	65,616
RLI Corporation		1,164	48,248
Safety Insurance Group, Inc.		620	19,195
Selective Insurance Group		1,061	49,050
Stancorp Financial Group, Inc.		1,310	111,062
State Auto Financial Corporation		958	25,502
Stewart Information Services Corporation		879	32,980

114	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Transatlantic Holdings, Inc.		1,305	$86,417
Triad Guaranty, Inc.	*	692	36,406
UICI		1,944	47,142
United American Healthcare Corporation	*	4,252	24,534
United Fire & Casualty Company		852	28,823
Unitrin, Inc.		2,357	107,008
Universal American Financial Corporation	*	1,872	32,386
USI Holdings Corporation	*†	2,330	27,447
WellCare Health Plans, Inc.	*	1,090	33,201
WellChoice, Inc.	*	1,487	79,272
Wesco Financial Corporation		53	20,404
White Mountains Insurance Group Ltd.		350	212,975
WR Berkley Corporation		3,360	166,656
Zenith National Insurance Corporation		999	51,808

			5,881,398

Lodging—1.0%
Ameristar Casinos, Inc.		1,350	73,818
Aztar Corporation	*	1,550	44,268
Bluegreen Corporation	*	700	8,995
Boyd Gaming Corporation	†	2,619	136,581
Choice Hotels International, Inc.		908	56,251
Empire Resorts, Inc.	*†	583	4,215
International Leisure Hosts Ltd.	*	1,200	8,250
Isle of Capri Casinos, Inc.	*	1,251	33,202
John Q. Hammons Hotels, Inc.	*	1,300	28,067
La Quinta Corporation	*	7,162	60,877
Las Vegas Sands Corporation	*	1,110	49,950
MGM Mirage, Inc.	*	2,742	194,188
Mandalay Resort Group	†	3,116	219,647
Marcus Corporation		905	18,553
Monarch Casino & Resort, Inc.	*	700	13,930
Station Casinos, Inc.		2,465	166,511
Vail Resorts, Inc.	*	1,491	37,648
Wynn Resorts Ltd.	*†	3,085	208,978

			1,363,929

Media—Broadcasting & Publishing—4.1%
4Kids Entertainment, Inc.	*†	606	13,399
Acme Communications, Inc.	*	1,200	6,324
American Greetings Corporation Class A		2,700	68,796
Banta Corporation		1,075	46,010
Beasley Broadcasting Group, Inc. Class A	*	1,150	20,447
Belo Corporation Class A		4,151	100,205
Cablevision Systems Corporation Class A	*	9,724	272,758
Charter Communications, Inc. Class A	*†	11,237	17,979
Citadel Broadcasting Corporation	*†	3,126	42,920
COX Radio, Inc. Class A	*	1,753	29,468
Crown Media Holdings, Inc.	*	4,399	39,635
Cumulus Media, Inc. Class A	*	2,174	30,980
Dex Media, Inc.		4,810	99,327
DIRECTV Group, Inc. (The)	*	43,665	629,649
EchoStar Communications Corporation Class A	†	9,557	279,542
Emmis Communications Corporation Class A	*	2,170	41,707
Entercom Communications Corporation	*†	1,873	66,529
Entravision Communications Corporation Class A	*	2,853	25,306
EW Scripps Company Class A	†	3,924	191,295
Granite Broadcasting Corporation	*	5,454	1,636
Gray Television, Inc.		1,838	26,596
Harte-Hanks, Inc.		2,959	81,550
Hearst-Argyle Television, Inc.		1,654	42,177
Hollinger International, Inc.		2,614	28,493
IAC/InterActiveCorp	*†	24,236	539,736
Insight Communications Company, Inc.	*†	1,885	22,337
John Wiley & Sons Class A		2,491	87,808
Journal Communications, Inc. Class A		3,220	53,291
Journal Register Company	*	1,818	30,361
Lee Enterprises, Inc.		1,974	85,672
Liberty Corporation		936	37,955
Liberty Media Corporation Class A		123,904	1,284,884
Liberty Media International, Inc. Class A	*	7,225	316,022
LIN TV Corporation Class A	*	1,419	24,024
Lodgenet Entertainment Corporation	*	1,250	23,550
Martha Stewart Living Omnimedia Class A	*†	460	10,391
McClatchy Company Class A		1,101	81,650
Media General, Inc. Class A		953	58,943
Mediacom Communications Corporation	*	3,433	22,452
Pac-West Telecomm, Inc.	*	5,563	9,123
Paxson Communications Corporation	*	6,180	4,264
Pegasus Communications Corporation	*†	694	9,216
Playboy Enterprises, Inc. Class B	*†	1,251	16,138
Price Communications Corporation	*	2,063	36,103
Primedia, Inc.	*	9,053	39,381
Pulitzer, Inc.		453	28,870
Radio One, Inc. Class A	*	4,327	63,520
Radio Unica Communications Corporation	*‡d	1,900	—
Readers Digest Association, Inc. (The)		3,917	67,803
Regent Communications, Inc.	*	3,610	19,314
RH Donnelley Corporation	*†	1,410	81,907
Salem Communications Corporation Class A	*	850	17,510
Scholastic Corporation	*	1,425	52,568
Sinclair Broadcast Group, Inc. Class A		2,050	16,462
Spanish Broadcasting System, Inc. Class A	*	1,300	13,338
Speedus Corporation	*	4,207	8,751
Tivo, Inc.	*†	2,696	13,938
Washington Post Class B		358	320,052

See accompanying notes to schedule of investments.	115

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Worldgate Communications	*†	3,160	$12,324
Young Broadcasting, Inc. Class A	*	831	7,180
YouthStream Media Networks, Inc.	*	1,159	261

			5,719,827

Medical Equipment & Supplies—1.1%
Abaxis, Inc.	*	750	6,638
Abiomed, Inc.	*†	886	9,374
ADE Corporation	*	968	21,490
Advanced Medical Optics, Inc.	*	2,076	75,172
Aetrium, Inc.	*	614	1,719
Aksys Ltd.	*†	997	3,160
Aradigm Corporation	*	6,324	7,715
Arrow International, Inc.		1,706	58,601
August Technology Corporation	*	689	8,075
Avigen, Inc.	*	1,010	2,818
Axsys Technologies, Inc.	*	885	19,877
BEI Technologies, Inc.		501	12,009
Bioject Medical Technologies, Inc.	*	4,491	6,018
Biolase Technology, Inc.	†	765	6,503
BioVeris Corporation	*	1,072	5,660
Britesmile, Inc.	*†	1,080	3,856
Bruker BioSciences Corporation	*	4,038	14,214
Cardiodynamics International Corporation	*	1,872	5,466
CardioGenesis Corporation	*	1,202	769
Cerus Corporation	*	1,011	3,104
Coherent, Inc.	*	1,348	45,508
Cohu, Inc.		859	13,701
Cooper Companies, Inc.	†	2,008	146,383
Curon Medical, Inc.	*	4,729	4,587
Cygnus, Inc.	*	1,180	155
Dade Behring Holdings, Inc.	*	2,021	119,098
Electro-Sensors, Inc.		2,581	10,814
Excel Technology, Inc.	*	562	13,814
Faro Technologies, Inc.	*	454	10,687
Formfactor, Inc.	*	1,418	32,104
Frequency Electronics, Inc.		822	8,763
HealthTronics Surgical Services, Inc.	*	2,530	27,223
Hologic, Inc.	*	1,347	42,936
II-VI, Inc.	*	1,404	24,486
Illumina, Inc.	*	1,280	10,342
Integra LifeSciences Holdings Corporation	*†	1,190	41,912
Intermagnetics General Corporation	*	1,517	36,924
Intest Corporation	*	950	3,952
Intuitive Surgical, Inc.	*	1,610	73,207
Ixia	*	2,330	41,451
Lifecore Biomedical, Inc.	*	570	10,129
Meade Instruments Corporation	*	1,640	4,772
Mechanical Technology, Inc.	*	957	4,230
Medwave, Inc.	*	2,500	9,775
Mesa Laboratories, Inc.		1,200	16,565
Micro Therapeutics, Inc.	*	4,830	18,644
Molecular Devices Corporation	*	909	17,271
MTS Systems Corporation		893	25,924
Nanogen, Inc.	*†	2,280	7,934
OI Corporation	*	1,600	17,200
Orbit International Corporation	*	2,250	20,610
Orthologic Corporation	*	1,517	7,676
OYO Geospace Corporation	*	550	10,890
Palomar Medical Technologies, Inc.	*†	1,117	30,125
Pharmanetics, Inc.	*	5,219	3,288
Physiometrix, Inc.	*†	3,187	2,390
PPT Vision, Inc.	*	800	472
Q-Med, Inc.	*†	1,635	17,985
Resmed, Inc.	*†	1,517	85,559
Somanetics Corporation	*	1,352	18,252
Spectranetics Corporation	*	1,446	7,519
Staar Surgical Company	*	848	3,316
Sybron Dental Specialties, Inc.	*	1,583	56,830
Synovis Life Technologies, Inc.	*	957	9,551
Theragenics Corporation	*	1,492	5,132
Thermogenesis	*	4,317	21,585
TriPath Imaging, Inc.	*	1,740	12,250
Valentis, Inc.	*†	1,630	4,336
Ventana Medical Systems, Inc.	*	1,416	53,043
Viasys Healthcare, Inc.	*	1,381	26,349
Vivus, Inc.	*	1,400	4,186
White Electronic Designs Corporation	*	2,284	11,169
X-Rite, Inc.		891	13,401
Young Innovations, Inc.		677	24,812
Zevex International, Inc.	*	600	2,400
Zygo Corporation	*	967	12,532

			1,578,387

Medical Imaging Services—0.0%
Merge Technologies, Inc.	*†	580	10,179

Medical Products—0.0%
Solexa, Inc., LP	*†	1,008	9,112

Medical Supplies—1.6%
Advanced Neuromodulation Systems, Inc.	*†	1,118	29,974
Align Technology, Inc.	*	2,449	15,282
American Medical Systems Holdings, Inc.	*	3,000	51,540
American Science & Engineering, Inc.	*	320	14,307
Analogic Corporation		594	25,691
Angiodynamics, Inc.	*	560	10,248
Animas Corporation	*†	660	13,339
ArthoCare Corporation	*	852	24,282
Aspect Medical Systems, Inc.	*	680	14,681
Beckman Coulter, Inc.		2,943	195,562
Bio-Rad Laboratories, Inc. Class A	*	88	4,286
Biosite, Inc.	*†	725	37,722
Candela Corp.	*	1,060	9,455
Cantel Medical Corp.	*	600	17,376
Cepheid, Inc.	*	1,880	18,180
Clarient, Inc.	*	3,308	3,970
Closure Medical Corporation	*	682	18,209
CNS, Inc.		600	10,680
Conmed Corporation	*†	1,363	41,054

116	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Credence Systems Corporation	*	5,181	$40,982
CTI Molecular Imaging, Inc.	*	2,179	44,168
Cuno, Inc.	*	648	33,301
Cyberonics, Inc.	*	956	42,227
Datascope Corporation		557	17,033
Dentsply International, Inc.		3,325	180,913
Diametrics Medical, Inc.	*	1,731	54
Dionex Corporation	*	1,031	56,190
DJ Orthopedics, Inc.	*	1,370	34,319
Endologix, Inc.	*	1,350	7,763
FEI Company	*	1,368	31,669
Haemonetics Corporation	*	1,158	48,821
Hanger Orthopedic Group, Inc.	*	1,083	6,444
ICU Medical, Inc.	*†	606	21,513
I-Flow Corporation	*	990	15,672
Inamed Corporation	*	1,670	116,700
Input/Output, Inc.	*†	3,597	23,201
Invacare Corporation		1,334	59,536
IRIS International, Inc.	*	940	10,556
Itron, Inc.	*	956	28,336
Kensey Nash Corporation	*†	867	23,478
Kopin Corporation	*	2,431	7,463
Kyphon, Inc.	*	1,594	40,121
Laserscope	*†	790	25,075
LTX Corporation	*	2,405	10,678
MKS Instruments, Inc.	*	2,455	38,985
Medical Action Industries, Inc.	*	490	9,261
Mentor Corporation		1,961	62,948
Merit Medical Systems, Inc.	*	1,179	14,136
Mine Safety Appliances Company		1,445	55,979
Newport Corporation	*	1,615	23,401
Novoste Corporation	*	847	720
Oakley, Inc.		2,901	37,191
Osteotech, Inc.	*	1,499	5,696
Photon Dynamics, Inc.	*	659	12,561
PolyMedica Corporation	†	1,350	42,876
Respironics, Inc.	*	1,790	104,303
SonoSite, Inc.	*	420	10,912
Steris Corporation	*	3,357	84,764
Techne Corporation	*†	1,737	69,793
Therma-Wave, Inc.	*	758	1,463
Thoratec Corporation	*†	2,307	28,192
Urologix, Inc.	*	1,050	4,820
Visx, Inc.	*	2,590	60,710
Varian, Inc.	*	1,502	56,911
Veeco Instruments, Inc.	*	1,295	19,490
Vital Signs, Inc.		635	25,330
Wright Medical Group, Inc.	*	1,310	31,440
Zoll Medical Corporation	*	425	9,575

			2,293,508

Metals—2.1%
AK Steel Holding Corporation	*	5,009	55,400
Aleris International, Inc.	*	1,537	38,348
Alpine Group, Inc.		698	1,396
Ameron International Corporation		543	19,548
Aptargroup, Inc.		1,565	81,349
Brush Engineered Materials, Inc.	*	1,122	21,352
Carpenter Technology Corporation		1,142	67,846
Century Aluminum Company	*	1,385	41,910
Circor International, Inc.		711	17,526
Cleveland-Cliffs, Inc.	†	1,320	96,188
Commercial Metals Company		2,740	92,859
Commercial Vehicle Group, Inc.	*	550	11,000
Commscope, Inc.	*†	2,613	39,090
Couer D’alene Mines Corporation	*	10,956	40,209
Crane Company		2,400	69,096
Curtiss-Wright Corporation		976	55,632
Encore Wire Corporation	*	810	8,262
General Cable Corporation	*	2,562	30,923
Gibraltar Industries, Inc.		1,188	26,065
Glamis Gold, Ltd. (Canada)	*	5,600	87,416
Global Power Equipment Group, Inc.	*†	1,640	15,711
Griffon Corporation	*	1,288	27,576
Hecla Mining Company	*	5,855	32,085
Hubbell, Inc. Class B		2,599	132,809
International Aluminum Corporation		686	22,782
International Steel Group, Inc.	*	3,454	136,433
Jacuzzi Brands, Inc.	*	2,655	25,913
Lone Star Technologies, Inc.	*	1,338	52,757
Massey Energy Company		3,473	139,059
Material Sciences Corp.	*	780	10,491
Matthews International Corporation Class A	†	1,383	45,307
Maverick Tube Corporation	*	2,136	69,441
MAXXAM, Inc.	*	857	24,742
Meridian Gold, Inc. (Canada)	*	4,650	78,306
Mueller Industries, Inc.		1,592	44,815
NCI Building Systems, Inc.	*	1,232	47,555
NS Group, Inc.	*	923	28,991
Optical Cable Corporation	*	241	1,251
Precision Castparts Corporation		3,028	233,186
Quanex Corporation		1,114	59,398
Reliance Steel & Aluminum Company		1,484	59,375
Royal Gold, Inc.		1,154	21,153
RTI International Metals, Inc.	*	650	15,210
Ryerson Tull, Inc.	†	1,471	18,638
Schnitzer Steel Industries, Inc. Class A		974	32,853
Shaw Group, Inc. (The)	*	3,042	66,316
Shiloh Industries, Inc.	*	1,441	18,819
Simpson Manufacturing Company, Inc.		1,586	49,007
Southern Peru Copper Corporation	†	1,207	66,940
Steel Dynamics, Inc.	†	2,011	69,279
Steel Technologies, Inc.		520	12,475
Stillwater Mining Company	*	2,228	21,946
Sturm, Ruger & Company, Inc.		2,146	14,872
Taser International, Inc.	*†	2,412	28,944
Texas Industries, Inc.		1,116	59,985
Titanium Metals Corporation	*	935	33,660
Tredegar Corporation		1,607	27,094
Valmont Industries, Inc.		1,162	25,936

See accompanying notes to schedule of investments.	117

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Watts Water Technologies, Inc. Class A		1,226	$39,980
Wheeling-Pittsburgh Corporation	*	360	11,178
Worthington Industries, Inc.		3,200	61,696

			2,885,379

Metals & Mining—0.0%
Oregon Steel Mills, Inc.	*	1,560	35,880

Miscellaneous—0.2%
Advanced Marketing Services, Inc.	*	703	4,218
Boyds Collection Ltd.	*	2,700	6,264
Corrections Corporation of America	*	1,570	60,602
Department 56, Inc.	*	640	11,174
DIMON, Inc.		2,000	12,500
Enesco Group, Inc.	*	2,481	16,499
Geo Group, Inc. (The)	*	819	23,407
Handleman Company		1,157	21,937
Terra Industries, Inc.	*	4,733	36,728
Tractor Supply Company	*	1,549	67,614

			260,943

Oil & Gas—7.3%
Adams Resources & Energy, Inc.		1,462	30,483
AGL Resources, Inc.		3,296	115,129
Apco Argentina, Inc. (Cayman Islands)		622	24,003
Atmos Energy Corporation		4,032	108,864
ATP Oil & Gas Corporation	*	2,045	44,254
Atwood Oceanics, Inc.	*	831	55,295
Berry Petroleum Company Class A		901	46,356
Blue Dolphin Energy Company	*	3,650	9,965
BP Prudhoe Bay Royalty Trust	†	1,005	70,149
BPZ Energy, Inc.	*†	2,120	13,144
Buckeye Partners, LP		1,490	68,004
Cabot Oil & Gas Corporation		1,537	84,766
CAL Dive International, Inc.	*	1,668	75,560
Callon Petroleum Company	*	660	10,256
Cascade Natural Gas Corporation	†	1,459	29,122
Chesapeake Energy Corporation		12,413	272,341
Chesapeake Utilities Corporation		1,569	41,735
Cimarex Energy Company	*†	1,646	64,194
Clayton Williams Energy, Inc.	*	550	14,245
Comstock Resources, Inc.	*	1,690	48,571
Cross Timbers Royalty Trust		776	30,342
Dawson Geophysical Company	*	930	22,506
Delta Natural Gas Company, Inc.		380	9,789
Delta Petroleum Corporation	*	1,209	17,579
Denbury Resources, Inc.	*†	2,233	78,669
Diamond Offshore Drilling, Inc.	†	3,114	155,389
Dorchester Minerals, LP	†	1,200	26,220
Encore Acquisition Company	*†	1,325	54,723
Energen Corporation		1,412	94,039
Energy Partners Ltd.	*†	1,758	45,655
ENSCO International, Inc.		7,250	273,035
Enterprise Products Partners LP		9,100	233,870
Equitable Resources, Inc.		2,582	148,310
Exploration Company of Delaware, Inc. (The)	*	1,411	8,105
Forest Oil Corporation	*†	2,458	99,549
Frontier Oil Corporation		1,844	66,863
FX Energy, Inc.	*†	1,397	15,982
Giant Industries, Inc.	*	1,510	38,807
Global Industries Ltd.	*	4,499	42,291
GlobalSantaFe Corporation		8,945	331,323
Grey Wolf, Inc.	*	8,012	52,719
Hanover Compressor Company	*	2,934	35,413
Harvest Natural Resources, Inc.	*	1,620	19,262
Headwaters, Inc.	*	1,986	65,181
Helmerich & Payne, Inc.		2,133	84,659
Holly Corporation		1,808	67,384
Holly Energy Partners, LP		310	11,625
Houston Exploration Company	*	1,403	79,901
Hugoton Royalty Trust		1,495	44,088
Kaneb Services LLC	†	502	21,410
KCS Energy, Inc.	*†	2,430	37,325
Key Energy Services, Inc.	*	6,115	70,139
Kinder Morgan Management LLC	*	1,959	79,516
Laclede Group, Inc. (The)		1,025	29,930
Magellan Midstream Partners		1,110	67,766
Magnum Hunter Resources, Inc.	*	4,048	65,213
Markwest Energy Partners, LP		680	32,212
Markwest Hydrocarbon, Inc.		1,075	23,586
McMoRan Exploration Company	*†	1,060	21,306
MDU Resources Group, Inc.		5,116	141,304
Mercury Air Group, Inc.		747	2,465
Meridian Resource Corporation	*	4,340	22,394
Mission Resources Corporation	*	3,617	25,608
Murphy Oil Corporation	†	4,236	418,220
National Fuel Gas Company		3,582	102,409
New Jersey Resources Corporation		1,121	48,797
Newfield Exploration Company	*†	2,944	218,621
Newpark Resources, Inc.	*	3,484	20,521
Noble Energy, Inc.	†	2,796	190,184
Northwest Natural Gas Company		1,184	42,825
Oceaneering International, Inc.	*	1,116	41,850
Oneok, Inc.		4,529	139,584
Pacific Energy Partners, LP	†	1,300	39,520
Parallel Petroleum Corp.	*	1,460	10,731
Parker Drilling Company	*	3,756	21,597
Patina Oil & Gas Corporation		3,321	132,840
Patterson-UTI Energy, Inc.		7,674	192,003
Penn Virginia Corporation		1,000	45,900
Petroleum Development Corporation	*	1,030	38,821

118	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Piedmont Natural Gas Company		3,432	$79,073
Pioneer Natural Resources Company	†	6,792	290,154
Plains All American Pipeline, LP	†	2,510	97,263
Plains Exploration & Production Company	*	3,425	119,533
Pogo Producing Company		2,708	133,342
Premcor, Inc.		3,693	220,398
Pride International, Inc.	*	5,417	134,558
Prolong International Corporation	*	34,716	5,902
Questar Corporation		3,976	235,578
Quicksilver Resources, Inc.	*†	1,900	92,587
Range Resources Corporation		3,390	79,190
Remington Oil & Gas Corporation	*	1,186	37,383
Resource America, Inc. Class A		787	27,580
SEACOR Holdings, Inc.	*	684	43,605
SEMCO Energy, Inc.	†	3,180	18,285
Smith International, Inc.		5,070	318,041
South Jersey Industries, Inc.		897	50,591
Southern Union Company	*	5,009	125,776
Southwest Gas Corporation		1,253	30,272
Southwestern Energy Company	*	1,809	102,679
Spinnaker Exploration Company	*	1,506	53,508
St. Mary Land & Exploration Company		1,132	56,657
Stone Energy Corporation	*	1,249	60,664
Superior Energy Services, Inc.	*	2,900	49,880
Swift Energy Company	*	1,642	46,698
Syntroleum Corporation	*	1,246	15,251
Teppco Partners LP	†	2,690	112,980
Tesoro Petroleum Corporation	*	3,383	125,239
Tetra Technologies, Inc.	*	1,174	33,389
Tidewater, Inc.		2,641	102,629
Todco Class A	*	2,363	61,060
Transmontaigne, Inc.	*	2,979	23,832
UGI Corporation		2,240	101,741
Ultra Petroleum Corporation	*	3,612	183,490
Unit Corporation	*	1,703	76,925
United Heritage Corporation	*	3,180	2,099
Valero, LP	†	470	28,318
Vectren Corporation		3,186	84,875
Veritas DGC, Inc.	*	1,390	41,644
Vintage Petroleum, Inc.		2,737	86,106
Wd-40 Company		950	30,866
Weatherford International Ltd.	*†	6,500	376,610
Western Gas Resources, Inc.		2,848	98,114
WGL Holdings, Inc.		2,286	70,775
W-H Energy Services, Inc.	*	1,378	32,976
Whiting Petroleum Corporation	*	1,733	70,672

			10,093,099

Pharmaceuticals—4.6%
Aastrom Biosciences, Inc.	*†	3,290	6,843
Abgenix, Inc.	*	3,630	25,410
Able Laboratories, Inc.	*	820	19,237
Adolor Corporation	*	1,928	19,164
Albany Molecular Research, Inc.	*	1,371	14,094
Alexion Pharmaceuticals, Inc.	*†	1,108	24,005
Alfacell Corporation	*†	2,756	5,429
Alkermes, Inc.	*†	3,579	37,150
Alliance Pharmaceutical Corporation	*	320	53
Allscripts Healthcare Solutions, Inc.	*†	2,300	32,890
Alpharma, Inc. Class A		1,823	22,459
American Pharmaceutical Partners, Inc.	*†	2,317	119,882
Andrx Corporation	*	3,666	83,108
Aphton Corporation	*†	1,416	1,798
Arena Pharmaceuticals, Inc.	*†	1,439	7,267
ArQule, Inc.	*	864	4,069
Array BioPharma, Inc.	*	1,730	12,127
Atherogenics, Inc.	*	1,604	20,996
AVANIR Pharmaceuticals Class A	*	6,100	13,420
Avant Immunotherapeutics, Inc.	*	6,670	10,872
Avax Technologies, Inc.	*	1,450	522
AVI BioPharma, Inc.	*†	2,400	6,000
Barr Pharmaceuticals, Inc.	*	4,466	218,075
Bentley Pharmaceuticals, Inc.	*	711	5,233
BioMarin Pharmaceuticals, Inc.	*	2,400	12,360
Biopure Corporation	*	1,854	617
BioScrip, Inc.	*	1,096	6,609
Bone Care International, Inc.	*	987	25,603
Boston Life Sciences, Inc.	*	724	1,810
Bradley Pharmaceuticals, Inc.	*†	1,581	15,114
Cambrex Corporation	†	1,258	26,795
Cell Genesys, Inc.	*†	1,643	7,443
Cell Therapeutics, Inc.	*†	3,191	11,456
Cellegy Pharmaceuticals, Inc.	*	1,550	2,511
Cephalon, Inc.	*†	2,938	137,587
Charles River Laboratories International, Inc.	*	3,056	143,754
Collagenex Pharmaceuticals, Inc.	*	1,558	7,276
Columbia Laboratories, Inc.	*	1,820	3,476
Connetics Corporation	*†	1,619	40,945
Corgentech, Inc.	*	718	1,666
Corixa Corporation	*†	2,578	7,914
Cubist Pharmaceuticals, Inc.	*	3,073	32,635
Cypress Bioscience, Inc.	*	1,561	14,268
Cytogen Corporation	*	755	4,371
CytRx Corporation	*†	4,200	5,754
D&K Healthcare Resources, Inc.		1,138	9,525
Dendreon Corporation	*†	2,719	14,819
Diagnostic Products Corporation		1,264	61,051
Digene Corporation	*†	726	15,065
Discovery Laboratories, Inc.	*†	2,566	14,447
Durect Corporation	*	6,160	22,422
DUSA Pharmaceuticals, Inc.	*	660	5,762
Emisphere Technologies, Inc.	*	772	2,833
Encysive Pharmaceuticals, Inc.	*	2,129	21,758
Endo Pharmaceuticals Holdings, Inc.	*	3,186	71,844

See accompanying notes to schedule of investments.	119

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Eon Labs, Inc.	*	1,164	$35,199
Epimmune, Inc.	*	1,000	1,160
EPIX Medical, Inc.	*	961	6,727
Eyetech Pharmaceuticals, Inc.	*†	1,060	29,150
First Horizon Pharmaceutical Corporation	*†	1,614	27,244
Genaera Corporation	*	4,787	10,914
Genelabs Technologies, Inc.	*	3,606	2,164
Genentech, Inc.	*	22,420	1,269,196
Genitope Corp.	*†	990	12,375
Genta, Inc.	*	2,971	3,357
Geron Corporation	*†	3,060	18,697
GTC Biotherapeutics, Inc.	*†	3,988	4,187
GTx, Inc.	*†	200	1,820
Guilford Pharmaceuticals, Inc.	*	3,814	8,772
Hemispherx Biopharma, Inc.	*†	4,821	7,232
Henry Schein, Inc.	*	4,092	146,657
Heska Corporation	*	4,463	3,347
Hi-Tech Pharmacal Company, Inc.	*	576	12,660
Hollis-Eden Pharmaceuticals	*†	954	6,721
Human Genome Sciences, Inc.	*†	6,428	59,266
Idexx Laboratories, Inc.	*†	1,589	86,060
Idenix Pharmaceuticals, Inc.	*†	740	14,689
ImClone Systems, Inc.	*†	3,364	116,058
Immtech International, Inc.	*†	681	8,458
Immucor, Inc.	*	2,119	63,973
Immune Response Corporation (The)	*†	4,732	3,691
ImmunoGen, Inc.	*	1,323	6,919
Impax Laboratories, Inc.	*†	2,576	41,216
Indevus Pharmaceuticals, Inc.	*	3,237	8,999
InKine Pharmaceutical Company, Inc.	*	4,478	13,882
Inspire Pharmaceuticals, Inc.	*	1,370	11,179
InterMune, Inc.	*	1,586	17,446
Introgen Therapeutics, Inc.	*†	1,050	8,285
Inverness Medical Innovations, Inc.	*†	881	20,704
Invitrogen Corporation	*	2,562	177,290
Ivax Corporation	*	10,043	198,550
KOS Pharmaceuticals, Inc.	*	970	40,430
KV Pharmaceutical Company Class A	*	2,180	50,576
Large Scale Biology Corporation	*	852	767
Ligand Pharmaceuticals, Inc. Class B	*	2,979	17,070
Mannatech, Inc.	†	690	13,490
MannKind Corp.	*†	1,050	14,942
Martek Biosciences Corporation	*†	1,419	82,572
Medarex, Inc.	*	4,572	32,598
Medicines Company	*†	2,018	45,728
Medicis Pharmaceutical Corporation Class A	†	2,862	85,803
Medifast, Inc.	*†	734	2,107
Meridian Bioscience, Inc.		1,415	21,084
MGI Pharma, Inc.	*	3,384	85,514
Millennium Pharmaceuticals, Inc.	*	14,296	120,372
Miravant Medical Technologies	*	4,544	3,862
Nabi Biopharmaceuticals	*	2,736	34,145
Nastech Pharmaceutical Company, Inc.	*†	1,500	14,820
Natrol, Inc.	*	1,145	3,464
NBTY, Inc.	*	2,665	66,865
NeoRx Corporation	*	2,381	2,357
Neose Technologies, Inc.	*	705	1,819
Neurobiological Technologies	*†	3,137	10,321
Neurocrine Biosciences, Inc.	*	1,739	66,186
NitroMed, Inc.	*†	730	12,636
Northfield Laboratories, Inc.	*	790	8,888
Novavax, Inc.	*†	1,550	2,186
Noven Pharmaceuticals, Inc.	*	1,350	22,896
NPS Pharmaceuticals, Inc.	*	1,660	20,949
Nu Skin Enterprises, Inc. Class A	†	3,019	67,958
Nuvelo, Inc.	*	1,150	7,475
Omnicare, Inc.		4,707	166,863
Onyx Pharmaceuticals, Inc.	*†	1,495	46,868
OraSure Technologies, Inc.	*	1,688	12,424
Ortec International, Inc.	*	2,273	1,580
OSI Pharmaceuticals, Inc.	*†	2,143	88,592
Pain Therapeutics, Inc.	*	1,319	6,701
Palatin Technologies, Inc.	*	2,104	4,923
Par Pharmaceutical Companies, Inc.	*	1,702	56,915
Parexel International Corporation	*	1,154	27,119
Penwest Pharmaceuticals Company	*	930	11,495
Peregrine Pharmaceuticals, Inc.	*	9,115	13,399
Perrigo Company		2,923	55,975
Pharmacopeia Drug Discovery, Inc.	*	573	2,888
Pharmacyclics, Inc.	*	1,701	13,659
Pharmion Corporation	*	900	26,100
Pozen, Inc.	*	1,015	5,288
Praecis Pharmaceuticals, Inc.	*	1,838	1,930
Prestige Brands Holdings, Inc.	*	1,350	23,828
Priority Healthcare Corporation Class B	*	1,846	39,929
Progenics Pharmeceuticals, Inc.	*	793	13,330
Protein Design Labs, Inc.	*	4,461	71,331
Regeneron Pharmaceuticals, Inc.	*	2,632	13,450
Renovis, Inc.	*†	800	6,456
Rigel Pharmaceuticals, Inc.	*	560	8,982
Salix Pharmaceuticals Ltd.	*	1,569	25,873
Sciclone Pharmaceuticals, Inc.	*	1,700	4,828
Sepracor, Inc.	*†	4,786	274,764
Serologicals Corporation	*†	1,614	39,446
SIGA Technologies, Inc.	*	4,650	5,813
Sirna Therapeutics, Inc.	*	4,258	12,433
SuperGen, Inc.	*	1,339	6,508
Tanox, Inc.	*	1,721	16,522
Tapestry Pharmaceuticals, Inc.	*	5,222	3,185
Targeted Genetics Corporation	*	6,268	3,823
Third Wave Technologies, Inc.	*	1,507	8,680

120	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Titan Pharmaceuticals, Inc.	*	744	$1,652
United Therapeutics Corporation	*†	1,264	57,758
USANA Health Sciences, Inc.	*	1,053	49,807
Valeant Pharmaceuticals International		3,934	88,594
Vertex Pharmaceuticals, Inc.	*†	3,256	30,476
VI Technologies, Inc.	*†	157	474
Vicuron Pharmaceuticals, Inc.	*	2,367	37,304
Vion Pharmaceuticals, Inc.	*	4,504	12,836
Viropharma, Inc.	*†	662	1,549
XOMA Ltd.	*	4,977	4,977
Zymogenetics, Inc.	*	2,343	35,754

			6,326,798

Real Estate—6.7%
Acadia Realty Trust REIT		1,319	21,210
Affordable Residential Communities REIT	†	1,710	21,632
Agree Realty Corporation REIT		1,235	33,320
Alderwoods Group, Inc.	*	1,840	22,890
Alexander’s, Inc. REIT	*	162	39,123
Alexandria Real Estate Equities, Inc. REIT		963	61,998
AMB Property Corporation REIT		3,850	145,530
American Financial Realty Trust REIT		5,135	75,125
American Land Lease, Inc. REIT		729	16,869
American Mortgage Acceptance Corporation REIT		1,732	23,936
American Real Estate Partners, LP	*	590	16,314
AMLI Residential Properties Trust REIT		1,544	42,290
Annaly Mortgage Management, Inc. REIT	†	5,531	103,762
Anthracite Capital, Inc. REIT		2,180	24,285
Arden Realty, Inc. REIT		3,070	103,920
Arizona Land Income Corporation REIT Class A		1,050	4,946
Avalonbay Communities, Inc. REIT		3,376	225,821
Bedford Property Investors REIT		1,287	28,095
BioMed Realty Trust, Inc. REIT		1,240	25,544
Boston Properties, Inc. REIT	†	5,301	319,279
Brandywine Realty Trust REIT		2,100	59,640
BRE Properties Class A REIT		2,213	78,119
BRT Realty Trust REIT		916	19,291
California Coastal Communities, Inc.	*	1,028	26,892
Camden Property Trust REIT		2,734	128,580
Capital Alliance Income Trust Ltd. REIT	†	799	10,866
Capital Automotive REIT	†	2,097	69,453
Capstead Mortgage Corporation REIT	†	3,310	28,301
CarrAmerica Realty Corporation REIT		2,346	74,016
Catellus Development Corporation REIT		4,011	106,893
CB Richard Ellis Group, Inc. Class A	*	2,380	83,276
CBL & Associates Properties, Inc. REIT		1,274	91,104
Cedar Shopping Centers, Inc. REIT		583	8,302
Centerpoint Properties Trust REIT		2,246	92,086
Colonial Properties Trust REIT		1,324	50,855
Commercial Net Lease Realty REIT		2,357	43,487
Consolidated-Tomoka Land Company		280	16,024
Cornerstone Realty Income Trust, Inc. REIT		2,475	24,552
Correctional Properties Trust REIT		1,307	33,002
Cousins Properties, Inc. REIT		1,838	47,549
Crescent Real Estate EQT Company REIT		4,528	73,988
CRT Properties, Inc. REIT		1,768	38,507
Developers Diversified Realty Corporation REIT		4,934	196,127
Duke Realty Corporation REIT	†	6,710	200,294
Eastgroup Properties, Inc. REIT		1,308	49,312
Entertainment Properties Trust REIT		1,069	44,289
Equity Inns, Inc. REIT		3,295	36,344
Equity One, Inc. REIT		2,619	53,925
Essex Property Trust, Inc. REIT		1,217	83,900
Extra Space Storage, Inc. REIT	†	930	12,555
Federal Realty Investment Trust REIT		2,411	116,572
FelCor Lodging Trust, Inc. REIT	*	3,135	38,968
First Industrial Realty Trust, Inc. REIT		1,600	60,528
Forest City Enterprises, Inc. Class A		1,554	99,145
General Growth Properties, Inc. REIT	†	10,550	359,755
Getty Realty Corporation REIT		1,418	36,230
Glenborough Realty Trust, Inc. REIT		1,512	28,909
Glimcher Realty Trust REIT		1,585	37,565
Grubb and Ellis Company	*	653	3,134
Health Care Property Investors, Inc. REIT	†	6,174	144,904
Health Care REIT, Inc.		2,175	69,600
Healthcare Realty Trust, Inc. REIT		2,271	82,755
Heritage Property Investment Trust REIT		2,052	60,903
Highwoods Properties, Inc. REIT	†	2,393	64,180
HMG Courtland Properties REIT	*	1,250	15,313
Home Properties, Inc. REIT		1,701	65,999
Hospitality Properties Trust REIT		3,104	125,340
Host Marriott Corporation REIT	†	14,917	247,026
HRPT Properties Trust REIT		8,803	104,844
IMPAC Mortgage Holdings, Inc. REIT	†	3,518	67,475
Innkeepers USA Trust REIT		3,005	38,795

See accompanying notes to schedule of investments.	121

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

iStar Financial, Inc. REIT		5,212	$214,630
Jones Lang Lasalle, Inc.	*	1,311	61,158
Kimco Realty Corporation REIT		4,598	247,832
Kramont Realty Trust REIT		1,614	37,768
Lexington Corporate Properties Trust REIT		2,260	49,584
Liberty Property Trust REIT		4,302	167,993
Mack-Cali Realty Corporation REIT		2,838	120,189
Maguire Properties, Inc. REIT		1,740	41,551
Mid-America Apartment Communities, Inc. REIT		940	34,310
Mills Corporation (The) REIT		2,650	140,185
Mission West Properties REIT		1,418	15,031
Monmouth Capital Corporation		2,974	19,420
Monmouth Class A REIT		2,978	25,137
National Health Investors, Inc. REIT		1,198	31,124
Nationwide Health Properties, Inc. REIT		3,112	62,894
New Plan Excel Realty Trust REIT		4,691	117,791
Newcastle Investment Corporation REIT		1,495	44,252
Novastar Financial, Inc. REIT	†	1,611	58,012
Pan Pacific Retail Properties, Inc. REIT		1,910	108,393
Parkway Properties, Inc. REIT		747	34,885
PMC Commercial Trust REIT		2,035	30,667
Post Properties, Inc. REIT		1,638	50,844
Prentiss Properties Trust REIT	†	1,864	63,674
Prime Group Realty Trust REIT	*	2,229	15,960
Public Storage, Inc. REIT		4,158	236,757
RAIT Investment Trust REIT		1,592	42,697
Rayonier, Inc. REIT		2,625	130,016
Realty Income Corporation REIT		3,480	79,622
Redwood Trust, Inc. REIT	†	1,229	62,900
Regency Centers Corporation REIT		2,856	136,031
Senior Housing Properties Trust REIT		2,216	36,963
Shurgard Storage Centers, Inc. REIT Class A		2,121	86,919
SL Green Realty Corporation REIT	†	1,976	111,091
SonomaWest Holdings, Inc.	*	100	1,287
Sovran Self Storage, Inc. REIT		859	34,042
St. Joe Company (The)		3,227	217,177
Stewart Enterprises, Inc. Class A	*	4,116	25,313
Sun Communities, Inc. REIT		1,061	37,984
Taubman Centers, Inc. REIT		2,084	57,810
Thornburg Mortgage, Inc. REIT	†	4,129	115,777
Town & Country Trust, REIT	†	1,271	33,618
Trammell Crow Company	*	2,116	43,526
Trizec Properties, Inc. REIT		4,214	80,066
United Capital Corporation	*	690	16,864
United Dominion Realty Trust, Inc. REIT	†	5,864	122,382
Ventas, Inc. REIT		3,684	91,953
Vornado Realty Trust REIT		5,846	404,952
W.P. Carey & Company LLC		1,593	48,379
Washington REIT		1,835	52,756
Weingarten Realty Investors REIT		3,844	132,656

			9,338,180

Restaurants—1.2%
AFC Enterprises, Inc.	*	1,000	25,510
AM-CH, Inc.	*	2,544	1,043
Applebee’s International, Inc.	†	3,805	104,866
Aramark Corporation Class B		4,964	130,454
Back Yard Burgers, Inc.	*	1,698	10,018
Bob Evans Farms, Inc.		1,465	34,354
Brinker International, Inc.	*	4,495	162,809
CEC Entertainment, Inc.	*†	1,994	72,980
CKE Restaurants, Inc.	*	3,046	48,279
California Pizza Kitchen, Inc.	*	970	22,737
CBRL Group, Inc.	†	2,120	87,556
Cheesecake Factory (The)	*†	3,444	122,090
Cosi, Inc.	*	1,320	8,976
Dave & Buster’s, Inc.	*	1,440	26,928
Domino’s Pizza, Inc.		1,940	36,259
Host America Corporation	*	1,308	5,180
IHOP Corporation		1,079	51,447
Jack in the Box, Inc.	*	1,878	69,674
Krispy Kreme Doughnuts, Inc.	*†	2,574	19,640
Landry’s Restaurants, Inc.		1,254	36,266
Lone Star Steakhouse & Saloon, Inc.		1,125	32,518
O’Charley’s, Inc.	*	1,092	23,740
Outback Steakhouse, Inc.	†	3,710	169,881
Papa John’s International, Inc.	*†	806	27,984
PF Chang’s China Bistro, Inc.	*†	1,340	80,132
Rare Hospitality International, Inc.	*	1,475	45,548
Red Robin Gourmet Burgers, Inc.	*	693	35,281
Ruby Tuesday, Inc.	†	2,817	68,425
Ryan’s Restaurant Group, Inc.	*	1,918	27,869
Sonic Corporation	*	2,487	83,066
Steak N Shake Company (The)	*	1,268	24,536
Triarc Companies Class B		2,886	39,913

			1,735,959

Retailers—3.3%
1-800-FLOWERS.COM, Inc.	*	2,113	15,995
99 Cents Only Stores	*†	2,727	35,915
AC Moore Arts & Crafts, Inc.	*†	877	23,381
Action Performance Companies, Inc.		723	9,565
Advance Auto Parts, Inc.	*	3,470	175,062
Alloy, Inc.	*	1,850	10,878
Amazon.Com, Inc.	*†	14,054	481,631
BJ’s Wholesale Club, Inc.	*	3,379	104,952
Barnes & Noble, Inc.	*	2,435	83,983
Bell Microproducts, Inc.	*	1,146	8,572
Big 5 Sporting Goods Corporation		1,072	26,478
Blair Corporation		470	15,496
Bluefly, Inc.	*	2,341	3,371

122	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Bombay Company, Inc. (The)	*	1,080	$5,724
Borders Group, Inc.		3,582	95,353
Brookstone, Inc.	*	920	14,922
Build-A-Bear Workshop, Inc.	*†	380	11,647
CSK Auto Corporation	*	1,990	35,124
Cabela’s, Inc. Class A	*	2,190	45,180
Casey’s General Stores, Inc.		1,609	28,914
Cash America International, Inc.		1,301	28,531
Central Garden & Pet Company	*	965	42,325
Coldwater Creek, Inc.	*	2,719	50,247
Cost Plus, Inc.	*	1,015	27,283
Dick’s Sporting Goods, Inc.	*	1,242	45,619
Dollar Tree Stores, Inc.	*†	5,591	160,629
Drugstore.Com, Inc.	*	3,800	9,804
Electronics Boutique Holdings Corporation	*†	992	42,626
Fastenal Company	†	3,229	178,596
Foot Locker, Inc.		6,711	196,632
Fred’s, Inc.	†	1,781	30,580
GameStop Corporation Class A	*†	1,111	24,620
GameStop Corporation Class B	*	1,034	23,058
GSI Commerce, Inc.	*	1,470	19,889
Guitar Center, Inc.	*	1,020	55,927
Hancock Fabrics, Inc.		1,321	9,828
Haverty Furniture Companies, Inc.		1,111	16,943
Hibbett Sporting Goods, Inc.	*	931	27,967
J. Jill Group, Inc. (The)	*	1,016	13,980
Jo-Ann Stores, Inc.	*	1,266	35,562
Kenneth Cole Productions, Inc. Class A		956	27,858
Kirkland’s, Inc.	*	833	9,213
Linens ’N Things, Inc.	*†	1,904	47,276
Longs Drug Stores Corporation		1,168	39,969
MarineMax, Inc.	*	800	24,944
Marvel Enterprises, Inc.	*†	4,501	90,020
Men’s Wearhouse, Inc.	*	1,565	66,059
Michaels Stores, Inc.		6,198	224,987
Movie Gallery, Inc.		1,146	32,867
MSC Industrial Direct Company Class A		1,782	54,458
Neiman-Marcus Group, Inc. Class A		2,372	217,062
Nitches, Inc.	*	950	4,854
O’Reilly Automotive, Inc.	*†	2,567	127,144
Overstock.com, Inc.	*†	771	33,145
PC Connection, Inc.	*	855	5,019
Petco Animal Supplies, Inc.	*	1,932	71,117
Petsmart, Inc.	†	6,664	191,590
Pier 1 Imports, Inc.	†	3,763	68,599
Priceline.com, Inc.	*†	1,549	39,035
Restoration Hardware, Inc.	*	2,795	15,932
Retail Ventures, Inc.	*	1,372	12,499
Rite Aid Corporation	*	20,883	82,697
Saks, Inc.		5,812	104,907
Samsonite Corporation	*	1,134	1,134
School Specialty, Inc.	*†	854	33,443
SCP Pool Corporation		2,436	77,611
Sharper Image Corporation	*	649	10,780
Shopko Stores, Inc.	*	1,850	41,107
Sports Authority, Inc. (The)	*†	1,017	27,968
Stamps.com, Inc.	*	1,050	17,430
Stein Mart, Inc.	*	2,251	50,648
Stride Rite Corporation		2,389	31,774
Systemax, Inc.	*	1,358	7,388
Trans World Entertainment Corporation	*	1,932	28,458
Tuesday Morning Corporation	*†	1,816	52,428
Tweeter Home Entertainment Group, Inc.	*	1,129	6,289
Valuevision Media, Inc. Class A	*	1,742	21,549
Whitehall Jewellers, Inc.	*	2,300	16,330
Williams-Sonoma, Inc.	*	4,478	164,567
Zale Corporation	*	2,370	70,436

			4,523,380

Telecommunications—0.0%
Superior Telecom, Inc.	*‡d	2,014	0

Telephone Systems—1.5%
Acceris Communications, Inc.	*	678	417
Adtran, Inc.		2,197	38,755
Alamosa Holdings, Inc.	*†	7,031	82,052
Alaska Communications Systems Group, Inc.		2,850	28,643
Audiovox Corporation Class A	*	1,218	15,517
Brightpoint, Inc.	*	874	16,370
Centennial Communications Corporation	*	4,886	53,013
Cincinnati Bell, Inc.	*	9,266	39,381
Commonwealth Telephone Enterprises, Inc.	*	877	41,342
CoSine Communications, Inc.	*	438	911
Covad Communications Group, Inc.	*†	13,041	15,649
Covista Communications, Inc.	*	992	1,756
D&E Communications, Inc.		1,712	15,631
Deltathree, Inc.	*	2,553	9,829
Dobson Communications Corporation Class A	*	3,916	7,910
DSL.Net, Inc.	*	1,850	241
Equinix, Inc.	*	623	26,378
Forgent Networks, Inc.	*	1,350	2,862
General Communication Class A	*	2,517	22,980
Global Crossing, Ltd. (Bermuda)	*†	620	9,635
Global Payments, Inc.		1,860	119,951
Goamerica, Inc.	*	24	180
Hickory Tech Corporation		652	6,624
IDT Corporation	*	679	9,642
IDT Corporation Class B	*	2,900	42,891
Iowa Telecommunications Services, Inc.		670	13,065
j2 Global Communications, Inc.	*†	807	27,688
LCC International, Inc. Class A	*	1,000	4,210
Level 3 Communications, Inc.	*†	26,968	55,554
Lightbridge, Inc.	*	1,288	7,792

See accompanying notes to schedule of investments.	123

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Loral Space & Communications Ltd. (Bermuda)	*	2,922	$643
Mastec, Inc.	*†	2,049	16,822
MCI, Inc.		12,630	314,740
McLeodUSA, Inc. Class A	*	9,250	1,665
Net2Phone, Inc.	*	1,324	2,132
Nextel Partners, Inc. Class A	*	2,196	48,224
NII Holdings, Inc. Class B	*	2,570	147,775
North Pittsburgh Systems, Inc.		650	12,847
Novatel Wireless, Inc.	*†	949	10,202
NTL, Inc.	*†	3,292	209,602
Primus Telecommunications GP	*	4,516	7,090
Redback Networks, Inc.	*	3,769	22,539
Rural Cellular Corporation Class A	*	1,266	6,697
Savvis Communications Corporation	*	6,126	3,798
SureWest Communications		644	14,851
Talk America Holdings, Inc.	*†	1,398	9,017
Telecommunication Systems, Inc.	*	1,200	3,204
Teleglobe International Holdings Ltd. (Bermuda)	*	1,375	5,020
Telephone & Data Systems, Inc.	†	2,448	199,757
Time Warner Telecom, Inc. Class A	*	5,729	22,744
Trinsic, Inc.	*	1,136	591
Triton PCS Holdings, Inc. Class A	*	2,699	5,992
Ubiquitel, Inc.	*	4,079	27,329
US Cellular Corporation	*	921	42,025
Visual Networks, Inc.	*	6,068	18,204
West Corporation	*	1,135	36,320
Western Wireless Corporation Class A	*†	3,623	137,529
Wireless Facilities, Inc.	*	2,399	14,994

			2,059,222

Textiles, Clothing & Fabrics—0.8%
Albany International Corporation Class A		1,437	44,375
Brown Shoe Company, Inc.		796	27,279
Collins & Aikman Corporation	*	2,906	3,574
Columbia Sportswear Company	*†	723	38,485
Culp, Inc.	*	888	5,239
Deckers Outdoor Corporation	*†	450	16,083
DHB Industries, Inc.	*	1,420	12,496
Dickie Walker Marine, Inc.	*	1,626	1,675
Genesco, Inc.	*	1,421	40,385
Guess ?, Inc.	*	775	10,618
Gymboree Corporation	*	1,400	17,556
Innovo Group, Inc.	*	3,158	15,664
Interface, Inc. Class A	*	2,080	14,186
JLM Couture, Inc.	*	1,242	4,041
Kellwood Company		1,171	33,713
K-Swiss, Inc. Class A		1,476	48,752
Mohawk Industries, Inc.	*†	2,581	217,578
Mossimo, Inc.	*	2,807	9,656
Mothers Work, Inc.	*	600	8,298
Oxford Industries, Inc.		636	23,271
Penn Engineering & Manufacturing Corporation		917	16,552
Phillips-Van Heusen Corporation		1,267	33,753
Polo Ralph Lauren Corporation		2,733	106,040
Polymer Group Escrow	‡ð	1,566	—
Quaker Fabric Corporation		2,550	8,288
Quiksilver, Inc.	*	2,615	75,913
Russell Corporation		1,340	24,227
Skechers U.S.A., Inc. Class A	*	970	15,016
Sport-Haley, Inc.	*	1,043	4,146
Steven Madden Ltd.	*	1,062	17,725
Tag-It Pacific, Inc.	*†	1,335	6,942
Tarrant Apparel Group	*	1,107	2,291
Timberland Company Class A	*	1,166	82,704
Warnaco Group, Inc. (The)	*	2,200	52,888
Wolverine World Wide, Inc.		2,589	55,482

			1,094,891

Transportation—2.1%
Alexander & Baldwin, Inc.	†	1,896	78,115
Allied Holdings, Inc.	*	245	576
Arctic Cat, Inc.		698	18,888
Arkansas Best Corporation		903	34,115
C.H. Robinson Worldwide, Inc.	†	3,786	195,093
Celadon Group, Inc.	*	450	8,348
CNF, Inc.		2,390	111,828
Expeditors International Washington, Inc.		4,997	267,589
Fleetwood Enterprises, Inc.	*	2,530	22,011
Florida East Coast Industries		1,093	46,431
Forward Air Corporation		955	40,664
GATX Corporation		2,367	78,561
General Maritime Corporation	*	1,847	89,469
Genesee & Wyoming, Inc. Class A	*†	1,051	27,231
Gulfmark Offshore, Inc.	*	1,000	25,910
Heartland Express, Inc.		3,166	60,629
HUB Group, Inc. Class A	*	430	26,948
JB Hunt Transport Services, Inc.		3,167	138,620
Kansas City Southern	*†	2,514	48,420
Kirby Corporation	*	1,179	49,553
Laidlaw International, Inc.	*	4,830	100,464
Landstar System, Inc.	*	2,676	87,639
Maritrans, Inc.		1,330	25,337
Navigant International, Inc.	*	710	9,699
Old Dominion Freight Line, Inc.	*	1,189	37,037
OMI Corporation	†	4,585	87,803
Overnite Corporation		1,257	40,211
Overseas Shipholding Group		1,588	99,901
P.A.M. Transportation Services, Inc.	*	339	5,831
Pacer International, Inc.	*	1,665	39,777
Pegasus Solutions, Inc.	*	1,147	13,558
Polaris Industries, Inc.	†	2,090	146,781
Quality Distribution, Inc.	*	914	9,917
RailAmerica, Inc.	*	1,527	19,057
Royal Caribbean Cruises Ltd.	†	4,500	201,105
SCS Transportation, Inc.	*	902	16,768
Sirva, Inc.	*	1,337	9,506
Swift Transportation Company, Inc.	*†	3,009	66,619

124	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares		Value

COMMON STOCKS—(Continued)

Thor Industries, Inc.	†		2,521		$75,403
Trinity Industries, Inc.			2,034		57,298
United Defense Industries, Inc.			2,429		178,337
USF Corporation			1,137		54,872
Wabtec Corporation			1,737		35,591
Werner Enterprises, Inc.			2,916		56,658
West Marine, Inc.	*		803		17,072
Yellow Roadway Corporation	*†		2,209		129,315
					2,990,555
Transportation Services—0.0%
Velocity Express Corp.	*		2		8
Water Companies—0.2%
American States Water Company			920		23,276
Aqua America, Inc.			4,237		103,171
California Water Service Group			965		32,202
Connecticut Water Service, Inc.			500		12,470
Middlesex Water Company			510		9,257
Pico Holdings, Inc.	*		1,150		29,797
SJW Corporation			506		17,776
Southwest Water Co.			800		8,344
					236,293

TOTAL COMMON STOCKS (Cost $98,547,092)					137,499,778

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.1%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill 2.720% (Cost $99,479)	06/09/2005	**	$100,000	99,479

		Shares	Value

RIGHTS—0.0%

Pharmaceuticals—0.0%
ViroLogic, Inc., Rights, Expires TBD (Cost $4,280)		9,010	2,793

WARRANTS—0.0%

Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡	264	314
Equitex, Inc. Warrants, Expires 2/7/2010	‡ð	264	—
(Cost $—)			314

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—25.5%

Institutional Money Market Funds—1.4%
BGI Institutional Fund 2.792%	04/01/2005	††	1,444,074	1,444,074
Goldman Sachs Financial Square Prime Obligations Fund 2.595%	04/01/2005	††	16,154	16,154
Merrill Lynch Premier Institutional Fund 2.525%	04/01/2005	††	364,308	364,308
Merrimac Cash Fund-Premium Class 2.515%	04/01/2005	††	120,340	120,340

				1,944,876

Bank & Certificate Deposits/Offshore Time Deposits—19.0%
Bank of Montreal 2.600%	04/04/2005	††	224,955	224,955
Bank of Nova Scotia 2.780%	04/28/2005	††	722,037	722,037
Bank of Nova Scotia 2.730%	04/14/2005	††	1,540,346	1,540,346

Bank of Nova Scotia 2.700%	04/11/2005	††	722,037	722,037
Barclays 2.785%	04/25/2005	††	1,203,395	1,203,395
Blue Ridge Asset Funding Corporation 2.687%	04/12/2005	††	599,922	599,922
BNP Paribas 2.910%	06/15/2005	††	481,358	481,358
BNP Paribas 2.800%	05/05/2005	††	842,377	842,377
BNP Paribas 2.730%	04/07/2005	††	1,299,516	1,299,516
Branch Banker & Trust 2.740%	04/18/2005	††	1,444,074	1,444,074
Calyon 2.925%	06/03/2005	††	885,936	885,936
Calyon 2.840%	04/01/2005	††	481,358	481,358
Calyon 2.770%	04/21/2005	††	16,402	16,402
CIESCO 2.680%	04/20/2005	††	72,204	72,204
Clipper Receivables Corporation 2.656%	04/04/2005	††	240,679	240,679
Compass Securitization 2.707%	04/11/2005	††	288,815	288,815
Delaware Funding Corporation 2.697%	04/12/2005	††	240,679	240,679
Den Danske Bank 2.770%	04/26/2005	††	481,358	481,358
Den Danske Bank 2.750%	04/01/2005	††	601,698	601,698
Den Danske Bank 2.700%	04/13/2005	††	842,377	842,377
Fairway Finance 2.636%	04/01/2005	††	481,358	481,358
Fortis Bank 2.780%	04/26/2005	††	601,698	601,698
Fortis Bank 2.440%	04/14/2005	††	120,340	120,340
General Electric Capital Corporation 2.656%	04/04/2005	††	554,157	554,157
Grampian Funding LLC 2.786%	04/13/2005	††	1,200,886	1,200,886

See accompanying notes to schedule of investments.	125

Schedule of Investments—(Continued) March 31, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Greyhawk Funding 2.758%	04/22/2005	††	$1,079,563	$1,079,563
Jupiter Securitization Corporation 2.754%	04/04/2005	††	479,961	479,961
Jupiter Securitization Corporation 2.727%	04/12/2005	††	361,019	361,019
K2 (USA) LLC 2.677%	04/07/2005	††	120,340	120,340
Lexington Parker Capital Company 2.706%	04/06/2005	††	120,340	120,340
Paradigm Funding LLC 2.686%	04/04/2005	††	361,019	361,019
Paradigm Funding LLC 2.631%	04/11/2005	††	361,019	361,019
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	1,200,236	1,200,236
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	369,448	369,448
Rabobank Nederland 2.750%	04/27/2005	††	65,440	65,440
Royal Bank of Canada 2.780%	04/29/2005	††	762,822	762,822
Royal Bank of Scotland 2.750%	04/19/2005	††	1,203,395	1,203,395
Royal Bank of Scotland 2.585%	04/01/2005	††	601,698	601,698
Sigma Finance Corporation 2.611%	04/08/2005	††	361,019	361,019
Silver Tower U.S. Funding 2.780%	04/21/2005	††	356,840	356,840
Svenska Handlesbanken 2.630%	04/15/2005	††	397,120	397,120
Toronto Dominion Bank 3.010%	06/24/2005	††	120,340	120,340
UBS AG 2.805%	05/03/2005	††	240,679	240,679
Wells Fargo 2.790%	04/08/2005	††	481,358	481,358
Wells Fargo 2.780%	04/20/2005	††	577,630	577,630
Wells Fargo 2.780%	04/21/2005	††	623,134	623,134
				26,434,382
Floating Rate Instruments/Master Notes—5.1%
Bank of America 2.820%	05/16/2005	††	457,290	457,290
Bank of America 2.800%	06/09/2005	††	601,698	601,698
Bank of America 2.770%	04/18/2005	††	240,679	240,679
Bank of America 2.540%	06/01/2005	††	847,190	847,190
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	749,317	749,317
Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	481,358	481,358
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	240,679	240,679
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	839,724	839,724
Goldman Sachs Group, Inc. 2.830%	04/27/2005	††	481,358	481,358
Morgan Stanley 2.955%	06/05/2005	††	962,716	962,716
Morgan Stanley 2.955%	06/10/2005	††	842,377	842,377
Morgan Stanley 2.945%	12/09/2005	††	288,815	288,815
				7,033,201
TOTAL CASH EQUIVALENTS (Cost $35,412,459)				35,412,459

REPURCHASE AGREEMENTS—1.1%

IBT Repurchase Agreement dated 03/31/2005 due 04/01/2005, with a maturity value of $1,541,674 and an effective yield of 2.20% collateralized by a U.S. Government Obligation with a rate of 4.875%, maturity date of 06/25/2027 and a market value of $1,618,659.			1,541,580	1,541,580
TOTAL INVESTMENTS—125.6% (Cost $135,604,890)				174,556,403
Other assets less liabilities—(25.6%)				(35,561,553)
NET ASSETS—100.0%				$138,994,850

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing security.
**	Security has been pledged as collateral for futures contracts.
‡	Security valued at fair value as determined by policies approved by the board of directors.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.
ð	Security has no market value at 03/31/2005.

126	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—95.7%

Australia—5.0%
Alumina Ltd.		9,769	$44,597
Amcor Ltd.		7,601	42,062
AMP Ltd.		15,694	85,855
Ansell Ltd.		1,154	8,778
Aristocrat Leisure Ltd.		2,492	19,583
Australia & New Zealand Banking Group Ltd.		15,617	248,732
Australian Gas Light Company Ltd.		3,943	43,248
Australian Stock Exchange Ltd.		780	12,211
AXA Asia Pacific Holdings Ltd.		6,227	20,211
BHP Billiton Ltd.		30,634	427,525
BHP Steel Ltd.		6,292	42,266
Boral Ltd.		4,574	21,559
Brambles Industries Ltd.	†	8,129	49,933
Centro Properties Group		6,737	27,008
Coca-Cola Amatil Ltd.		4,581	30,350
Cochlear Ltd.		439	11,134
Coles Myer Ltd.		9,750	70,900
Commonwealth Bank of Australia		10,919	295,016
Commonwealth Property Office Fund		9,253	8,872
Computershare Ltd.		3,876	16,795
CSL Ltd.		1,706	45,047
CSR Ltd.		7,472	14,208
DB RREEF Trust		19,850	19,815
Foster’s Group Ltd.		17,624	69,874
Futuris Corporation Ltd.		4,426	7,117
Gandel Retail Trust		11,855	14,572
General Property Trust		17,229	47,249
Harvey Norman Holdings Ltd.		4,015	8,405
Iluka Resources Ltd.		1,488	6,531
ING Industrial Fund		5,066	7,991
Insurance Australia Group Ltd.		13,894	68,064
Investa Property Group		13,263	21,335
John Fairfax Holdings Ltd.		7,612	24,586
Leighton Holdings Ltd.		1,184	9,332
Lend Lease Corporation Ltd.		2,857	27,839
Lion Nathan Ltd.		2,567	14,378
Macquarie Bank Ltd.		1,848	68,601
Macquarie Goodman Group	*	9,246	27,161
Macquarie Infrastructure Group		16,687	46,467
Mayne Group Ltd.		4,793	14,294
Mirvac Group		6,564	22,383
National Australia Bank Ltd.		13,297	291,502
Newcrest Mining Ltd.		2,913	39,238
OneSteel Ltd.		3,740	7,480
Orica Ltd.		2,417	34,088
Origin Energy Ltd.		5,228	28,813
Pacific Brands Ltd.		4,298	8,328
PaperlinX Ltd.		3,665	11,607
Patrick Corporation Ltd.		4,367	19,853
Perpetual Trustees Australia Ltd.		289	12,776
Publishing & Broadcasting Ltd.		938	11,156
QBE Insurance Group Ltd.		6,190	71,227
Qantas Airways Ltd.		6,946	19,050
Rinker Group Ltd.		7,842	65,520
Rio Tinto Ltd.	†	2,702	94,221
Santos Ltd.		5,210	36,314
Sonic Healthcare Ltd.		2,150	20,029
Southcorp Ltd.		4,808	15,711
Stockland		10,894	49,196
Suncorp-Metway Ltd.		4,728	70,970
Tabcorp Holdings Ltd.		4,560	59,287
Telstra Corporation Ltd.		18,411	72,476
Toll Holdings Ltd.		1,935	20,898
Transurban Group		4,276	23,328
Wesfarmers Ltd.		3,184	97,804
Westfield Group		12,022	150,461
Westpac Banking Corporation		15,304	225,259
WMC Resources Ltd.		10,320	63,083
Woodside Petroleum Ltd.		4,065	76,437
Woolworths Ltd.		8,762	108,661

			3,916,657

Austria—0.4%
Bank Austria Creditanstalt AG		309	30,464
Boehler-Uddeholm		78	10,642
Erste Bank der Oesterreichischen Sparkassen AG		990	51,813
Flughafen Wien AG		67	4,503
IMMOFINANZ Immobilien Anlagen AG	*	2,108	19,216
Mayr-Melnhof Karton AG		31	4,929
OMV AG		143	45,475
RHI AG	*	126	3,896
Telekom Austria AG		2,978	58,357
VA Technologie AG	‡	93	7,599
Verbund-Oesterreichische Elektrizitaetswirtschafts AG Class A		42	9,530
Voestalpine AG		231	17,839
Wienerberger AG		487	22,179

			286,442

Belgium—1.4%
Agfa Gevaert NV		895	31,340
Barco NV		80	6,501
Bekaert SA		118	9,919
Belgacom SA	*	1,359	56,196
Cofinimmo		39	6,297
Colruyt SA		113	17,572
Compagnie Maritime Belge SA		135	5,161
Delhaize Group		606	41,599
Dexia		5,394	128,424
D’ieteren NV		21	4,930
Electrabel SA		232	104,201
Euronav SA Private Equity		162	5,379
Fortis		10,018	285,797
Groupe Bruxelles Lambert SA		596	54,358
Interbrew		1,543	54,097
KBC Bancassurance Holding		1,584	133,627
Mobistar SA	*	227	19,933
Omega Pharma SA		155	8,020
Solvay SA		558	66,515
UCB SA		795	38,524
Umicore		198	20,116

			1,098,506

Bermuda—0.1%
Cheung Kong Infrastructure Holdings Ltd.		4,000	11,470
Frontline Ltd.		315	14,947
Kerry Properties Ltd.		4,000	8,727
Orient Overseas International Ltd.		2,000	9,632
SCMP Group Ltd.		8,000	3,560

See accompanying notes to schedule of investments.	127

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Ship Finance International, Ltd.		31	$611
SmarTone Telecommunications Holdings Ltd.		3,000	3,306
Yue Yuen Industrial Holdings		3,500	9,954

			62,207

Cayman Islands—0.0%
ASM Pacific Technology Ltd.		1,000	4,295
Hutchison Telecommunications International Ltd.	*	11,000	10,513

			14,808

Denmark—0.8%
AP Moller-Maersk A/S		10	93,112
Bang & Olufsen A/S Class B		79	5,295
Coloplast A/S Class B		274	14,275
Danisco A/S		452	30,603
Danske Bank A/S	†	3,797	110,201
DSV DE Sammenslut Vogn A/S		231	17,626
FLS Industries AS Class B		149	2,748
GN Store Nord		2,031	23,337
H. Lundbeck A/S		507	12,312
ISS A/S		455	36,990
Kobenhavns Lufthavne		36	8,583
NKT Holding A/S		179	6,205
Novo Nordisk A/S Class B		2,019	112,425
Novozymes A/S Class B		493	24,201
Ostasiatiske Kompagni		186	10,563
TDC A/S		1,606	67,576
Topdanmark A/S	*	178	13,269
Vestas Wind Systems A/S	*	1,566	22,614
William Demant Holding	*	208	10,391

			622,326

Finland—1.4%
Amer Group		519	9,328
Elisa Oyj Class A		1,201	20,425
Fortum Oyj		2,890	56,307
KCI Konecranes Oyj		99	4,094
Kesko Oyj Class B		422	10,835
Kone Oyj Class B	*	332	25,852
Metso Oyj		826	14,815
Nokia Oyj		39,863	615,221
Nokian Renkaat Oyj	*	85	13,699
Orion-Yhtymae Oy Class B		552	8,449
Outokumpu Oyj		669	11,969
Pohjola Group PLC Class D		503	6,059
Rautaruukki Oyj	†	940	12,629
Sampo Oyj		3,349	48,692
Stora Enso Oyj Class R		5,446	76,351
Tietoenator Oyj		743	25,419
UPM-Kymmene Oyj		4,570	101,441
Uponor Oyj		478	10,051
Wartsila Oyj Class B		477	12,622

			1,084,258

France—8.9%
Accor SA		1,632	79,946
Air France		924	16,652
Air Liquide		937	172,427
Alcatel SA	*	10,282	124,265
Alstom	*	39,590	33,954
Atos Origin	*	486	32,910
Autoroutes du Sud de la France		624	31,633
AXA		12,155	324,112
BNP Paribas		6,807	483,027
Bouygues SA		1,745	69,210
Business Objects SA	*	511	13,773
Cap Gemini SA	*	1,133	39,583
Carrefour SA		4,910	260,931
Casino Guichard Perrachon SA		278	23,387
Cie de Saint-Gobain		2,607	159,014
Cie Generale D’Optique Essilor International SA		804	58,113
CNP Assurances		313	22,165
Credit Agricole SA		5,708	155,355
Dassault Systemes SA		456	21,532
France Telecom SA		12,673	379,088
Gecina SA		288	33,118
Groupe Danone		2,077	206,860
Hermes International		68	13,691
Imerys SA		256	19,349
Klepierre		170	15,300
LVMH Moet Hennessy Louis Vuitton SA		2,061	154,300
Lafarge SA		1,433	138,964
Lagardere S.C.A.		1,104	83,587
L’Oreal SA		2,612	209,141
Michelin (C.G.D.E.) Class B		1,257	82,660
Pernod-Ricard		410	57,276
Peugeot SA		1,478	93,899
Pinault-Printemps-Redoute SA		600	64,203
Publicis Groupe		1,011	31,060
Renault SA		1,562	139,608
Sagem SA		1,470	33,021
Sanofi-Synthelabo SA		8,326	703,629
Schneider Electric SA		1,863	145,929
Societe BIC SA		239	13,566
Societe Generale Class A		2,862	297,781
Societe Television Francaise[1]		986	31,211
Sodexho Alliance SA		767	25,585
Suez SA		6,912	186,248
Technip SA		154	25,694
Thales SA		617	25,745
Thomson		2,046	55,166
Total SA		4,864	1,139,299
Unibail		377	44,633
Valeo SA		584	26,020
Veolia Environnement		2,566	91,012
Vinci SA		633	91,304
Vivendi Universal SA	*	8,731	267,450
Zodiac SA		343	15,942

			7,063,328

Germany—6.4%
Adidas-Salomon AG		384	60,947
Allianz AG		2,641	335,292
Altana AG		583	37,084
BASF AG		4,433	313,949
Bayer AG		5,653	186,916
Bayerische Hypo-und Vereinsbank AG	*	5,501	134,510
Beiersdorf AG		140	15,620
Carlsberg AS Class B		270	13,385
Celesio AG		274	22,421
Commerzbank AG	*	3,895	84,557
Continental AG		1,091	84,644
DaimlerChrysler AG		7,376	330,049
Deutsche Bank AG		4,188	361,343
Deutsche Boerse AG		929	69,887

128	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Deutsche Lufthansa AG	*	1,800	$25,959
Deutsche Post AG		4,216	102,964
Deutsche Telekom AG	†*	23,341	465,914
Douglas Holding AG		278	10,210
Epcos AG	*	335	4,641
Fresenius Medical Care AG		282	22,876
HeidelbergCement AG		482	30,339
HeidelbergCement AG	*	37	2,303
Hypo Real Estate Holding	*	1,072	44,629
Infineon Technologies AG	*	5,447	52,257
KarstadtQuelle AG	†	380	3,821
Linde AG		731	50,245
Man AG		1,199	53,659
Merck AG		402	28,690
Metro AG		1,268	68,170
MLP AG	†	447	6,483
Muenchener Rueckversicherungs AG		1,580	190,329
Puma AG Rudolf Dassler Sport		149	37,316
RWE AG		3,600	217,881
SAP AG		1,753	282,450
Schering AG		1,394	92,676
Siemens AG		6,820	540,380
Suedzucker AG		346	6,963
ThyssenKrupp AG		2,635	54,254
TUI AG	†	1,294	34,190
E.ON AG		5,325	458,604
Volkswagen AG		1,960	93,378

			5,032,185

Greece—0.5%
Alpha Bank AE		1,670	56,401
Coca Cola Hellenic Bottling Company SA		940	23,635
Commercial Bank of Greece		400	10,564
Cosmote Mobile Communications SA		860	15,161
EFG Eurobank Ergasias SA		1,560	48,008
Folli-Follie SA		100	2,840
Germanos SA		210	6,463
Hellenic Duty Free Shops SA		100	1,608
Hellenic Petroleum SA	*	890	8,910
Hellenic Technodomiki Tev SA		480	2,191
Hellenic Telecommunications Organization SA		2,130	37,576
Hyatt Regency SA		300	3,556
Intracom SA		500	2,500
National Bank of Greece SA		2,300	77,809
OPAP SA		1,460	42,523
Piraeus Bank SA		1,500	27,224
Public Power Corporation		810	23,359
Technical Olympic SA		500	3,070
Titan Cement Company SA		500	16,588
Viohalco		930	7,419

			417,405

Hong Kong—1.5%
Bank of East Asia Ltd.		10,600	30,468
BOC Hong Kong Holdings Ltd.		31,000	56,949
Cathay Pacific Airways Ltd.		8,000	15,047
Cheung Kong Holdings Ltd.		13,000	115,128
CLP Holdings Ltd.		15,000	85,313
Esprit Holdings Ltd.		7,500	51,134
Giordano International Ltd.		10,000	6,790
Hang Lung Properties Ltd.		17,000	24,582
Hang Seng Bank Ltd.		6,600	87,493
Henderson Land Development		6,000	26,635
Hong Kong & China Gas		30,000	58,939
Hong Kong Exchanges and Clearing Ltd.		10,000	25,788
HongKong Electric Holdings		11,500	51,119
Hopewell Holdings Ltd.		5,000	11,781
Hutchison Whampoa Ltd.		18,000	152,635
Hysan Development Company Ltd.		5,000	9,877
Johnson Electric Holdings Ltd.		10,000	9,019
Kingboard Chemicals Holdings Company Ltd.		4,000	11,930
Kingboard Chemicals Holdings Warrants, Expires 12/31/2006	*	200	162
Li & Fung Ltd.		16,000	29,087
MTR Corporation		11,000	16,901
New World Development Ltd.		18,600	18,189
PCCW Ltd.		28,000	15,707
Shangri-La Asia Ltd.		8,000	11,676
Sino Land Company		8,000	7,215
Sun Hung Kai Properties Ltd.		11,000	99,554
Swire Pacific Ltd. Class A		8,000	63,222
Techtronic Industries Company		7,000	15,465
Television Broadcasts Ltd.		2,000	10,072
Texwinca Holding Company Ltd.		6,000	5,037
Wharf Holdings Ltd.		10,000	31,559

			1,154,473

Ireland—0.8%
Allied Irish Banks PLC		7,458	155,895
Bank of Ireland		8,133	127,862
CRH PLC		4,461	116,985
DCC PLC		599	13,940
Depfa Bank PLC		2,971	46,933
Elan Corporation PLC	*	3,234	10,067
Fyffes PLC		2,423	7,067
Grafton Group PLC	*	1,718	20,302
Greencore Group PLC		1,189	4,982
Independent News & Media PLC		3,997	13,163
Irish Life & Permanent PLC		2,312	41,067
Kerry Group PLC Class A		1,024	24,763
Kingspan Group PLC		893	10,564

			593,590

Italy—4.0%
Alleanza Assicurazioni SpA		3,901	50,993
Arnoldo Mondadori Editore SpA		910	9,731
Assicurazioni Generali SpA		8,210	265,278
Autogrill SpA	*	999	14,964
Autostrade SpA		2,428	62,875
Banca Antonveneta SpA	*	1,937	62,859
Banca Fideuram SpA		2,548	13,042
Banca Intesa SpA		27,390	139,240
Banca Intesa SpA		7,771	35,724
Banca Monte dei Paschi di Siena SpA		10,085	33,965
Banca Nazionale Del Lavoro SpA	*	14,019	45,122
Banca Popolare di Milano Scrl		3,146	30,108
Banche Popolari Unite Scrl		2,815	59,111
Banco Popolare di Verona e Novara Scrl		3,090	57,722
Benetton Group SpA		478	4,607
Bulgari SpA		1,022	12,154

See accompanying notes to schedule of investments.	129

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Capitalia SpA		12,015	$62,652
Edison SpA	*	8,180	16,672
Enel SpA		31,357	300,280
ENI-Ente Nazionale Idrocarburi SpA		22,250	578,561
Fiat SpA	*	4,643	33,817
FinecoGroup SpA		1,170	10,329
Finmeccanica SpA		49,668	50,396
Gruppo Editoriale L’Espresso SpA		1,158	7,263
Italcementi SpA		483	8,131
Luxottica Group SpA	†	1,102	22,568
Mediaset SpA		4,917	70,744
Mediobanca SpA		4,072	70,715
Mediolanum SpA		1,885	12,873
Pirelli & C SpA		20,636	25,679
Riunione Adriatica di Sicurta SpA		2,524	59,460
Sanpaolo IMI SpA		9,367	146,837
Seat Pagine Gialle SpA	*	29,520	12,232
Snam Rete Gas SpA		7,437	41,422
Telecom Italia Media SpA	*	10,174	5,689
Telecom Italia RNC		48,714	152,377
Telecom Italia SpA		70,783	267,576
TIM SpA		11,013	73,658
Tiscali SpA	*	1,909	6,794
UniCredito Italiano SpA		37,955	223,212

			3,157,432

Japan—20.6%
77 Bank Ltd. (The)		3,000	21,699
Acom Company Ltd.		590	39,752
Aderans Company Ltd.		200	4,239
Advantest Corporation		600	45,793
Aeon Company Ltd.		5,000	84,239
Aeon Credit Service Company Ltd.		200	13,479
Aiful Corporation		525	41,917
Aisin Seiki Company Ltd.		1,300	29,508
Ajinomoto Company Inc.		5,000	60,921
Alfresa Holdings Corporation		200	8,266
All Nippon Airways Company Ltd.		4,000	13,635
Alps Electric Company Ltd.		1,000	15,868
Amada Company Ltd.		3,000	18,420
Amano Corporation		1,000	11,197
Anritsu Corporation		1,000	6,327
Aoyama Trading Company Ltd.		400	10,789
Ariake Japan Company Ltd.		120	2,999
Asahi Breweries Ltd.		3,100	40,127
Asahi Glass Company Ltd.	†	7,000	73,566
Asahi Kasei Corporation		10,000	49,110
Asatsu-DK, Inc.		200	6,389
Autobacs Seven Company Ltd.		200	6,444
Bandai Company Ltd.		700	14,192
Bank of Fukuoka Ltd.		5,000	31,323
Bank of Yokohama Ltd. (The)		10,000	60,893
Benesse Corporation		500	16,966
Bridgestone Corporation		6,000	110,022
Canon, Inc.		7,200	384,799
Capcom Company Ltd.	†	400	3,898
Casio Computer Company Ltd.		1,600	21,045
Central Glass Company Ltd.		2,000	12,685
Central Japan Railway Company		9	76,982
Chiba Bank Ltd. (The)		6,000	38,687
Chubu Electric Power Company, Inc.	†	5,700	136,865
Chugai Pharmaceutical Company Ltd.		2,500	38,349
Circle K Sunkus Company Ltd.		300	6,879
Citizen Watch Company Ltd.		2,000	19,140
Coca-Cola West Japan Company Ltd.		300	7,047
COMSYS Holdings Corporation		1,000	8,352
Credit Saison Company Ltd.		1,100	39,438
CSK Corp.		500	20,710
Dai Nippon Printing Company Ltd.		6,000	97,611
Daicel Chemical Industries Ltd.		2,000	10,983
Daiichi Pharmaceutical Company Ltd.		2,100	49,010
Daikin Industries Ltd.		1,700	42,677
Daimaru, Inc.		2,000	17,780
Dainippon Ink & Chemical, Inc.		6,000	16,360
Dainippon Screen Manufacturing Company Ltd.		2,000	13,484
Daito Trust Construction Company Ltd.		700	29,360
Daiwa House Industry Company Ltd.		4,000	45,830
Daiwa Securities Group, Inc.		10,000	65,586
Denki Kagaku Kogyo KK		3,000	10,826
Denso Corporation		4,600	114,208
Dentsu, Inc.		12	32,729
Dowa Mining Company Ltd.		2,000	13,450
East Japan Railway Company		29	155,675
Ebara Corporation		2,000	8,835
Eisai Company Ltd.		2,100	71,156
Electric Power Development Company		1,200	36,904
Familymart Company Ltd.		600	17,649
Fanuc Ltd.		1,200	74,801
Fast Retailing Company Ltd.		500	30,191
Fuji Electric Holdings Company Ltd.		4,000	12,574
Fuji Photo Film Company Ltd.		4,000	145,816
Fuji Soft ABC, Inc.		200	6,099
Fujikura Ltd.		3,000	13,105
Fujisawa Pharmaceutical Company Ltd.	‡	2,500	59,914
Fujitsu Ltd.		15,000	89,777
Furukawa Electric Company Ltd. (The)	*	5,000	22,804
Goodwill Group, Inc. (The)		4	8,300
Gunma Bank Ltd.		3,000	17,285
Gunze Ltd.		2,000	9,295
Hankyu Department Stores, Inc.		1,000	7,795
Hino Motors Ltd.		2,000	12,528
Hirose Electric Company Ltd.		230	23,430
Hitachi Cable Ltd.		1,000	4,096
Hitachi Chemical Company Ltd.		900	16,047
Hitachi Construction Machinery Company Ltd.		700	9,626
Hitachi Credit Corporation		400	7,672
Hitachi Ltd.		28,000	173,439
Hitachi Software Engineering Company Ltd.		200	3,752
Hokkaido Electric Power Company, Inc.		1,400	28,460

130	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Hokugin Financial Group, Inc.		8,000	$24,198
Honda Motor Company Ltd.		6,400	319,562
House Foods Corporation		500	7,215
Hoya Corporation		900	98,827
INPEX Corp.		3	16,063
Isetan Company Ltd.		1,400	18,184
Ishihara Sangyo Kaisha Ltd.		2,000	4,614
Ishikawajima-Harima Heavy Industries Company Ltd.	*	9,000	14,481
Ito En Ltd.		200	9,712
Itochu Corporation		11,000	55,254
Itochu Techno-Science Corporation		300	9,683
Ito-Yokado Company Ltd.		2,900	115,367
Jafco Company Ltd.	*	200	12,500
Japan Airlines System Corporation	†	5,000	14,578
Japan Real Estate Investment Corporation REIT		2	16,320
Japan Retail Fund Investment Corporation REIT		2	15,896
Japan Tobacco, Inc.		8	88,712
JFE Holdings, Inc.		4,600	128,031
JGC Corporation		2,000	21,758
Joyo Bank Ltd.		6,000	32,238
JSR Corporation		1,400	27,556
Kajima Corporation		7,000	28,862
Kaken Pharmaceutical Company Ltd.		1,000	6,891
Kamigumi Company Ltd.		2,000	16,690
Kanebo Ltd.	*	400	5,552
Kaneka Corporation		2,000	22,061
Kansai Electric Power Company, Inc. (The)		6,000	120,239
Kansai Paint Company Ltd.		2,000	12,365
Kao Corporation		4,000	91,826
Katokichi Company Ltd.		900	6,614
Kawasaki Heavy Industries Ltd.		9,000	15,494
Kawasaki Kisen Kaisha Ltd.		4,000	27,541
Keihin Electric Express Railway Company Ltd.		3,000	18,539
Keio Electric Railway Company Ltd.		5,000	29,608
Keyence Corporation		300	69,320
Kikkoman Corporation		1,000	9,996
Kinden Corporation		1,000	7,815
Kinki Nippon Railway Company Ltd.		13,000	44,106
Kirin Brewery Company Ltd.		6,000	58,385
Kobe Steel Ltd.		20,000	35,163
Kokuyo Company Ltd.		700	8,920
Komatsu Ltd.		8,000	59,954
Komori Corporation		430	6,549
Konami Corporation		600	13,295
Konica Corporation		3,500	35,257
Koyo Seiko Company Ltd.		1,000	13,497
Kubota Corporation		8,000	42,579
Kuraray Company Ltd.		3,000	26,724
Kuraya Sanseido, Inc.		900	11,946
Kurita Water Industries Ltd.		700	10,991
Kyocera Corporation		1,400	99,627
Kyowa Hakko Kogyo Company Ltd.		3,000	22,907
Kyushu Electric Power Company Inc.		3,500	74,396
Lawson, Inc.		500	18,341
Leopalace21 Corporation		1,000	16,456
Mabuchi Motor Company Ltd.		200	12,005
Makita Corporation		1,000	18,252
Marubeni Corporation		11,000	35,200
Marui Company Ltd.		2,800	37,527
Matsumotokiyoshi Company Ltd.		300	8,882
Matsushita Electric Industrial Company Ltd.		19,000	278,952
Matsushita Electric Works Ltd.		3,000	25,776
Meiji Dairies Corporation		2,000	11,199
Meiji Seika Kaisha Ltd.		2,000	9,939
Meitec Corporation		300	10,452
Millea Holdings, Inc.		12	174,121
Minebea Company Ltd.		3,000	12,842
Mitsubishi Chemical Corporation		14,000	44,547
Mitsubishi Corporation		9,500	122,893
Mitsubishi Electric Corporation		14,000	72,266
Mitsubishi Estate Company Ltd.		8,000	92,670
Mitsubishi Gas Chemical Company, Inc.		3,000	14,052
Mitsubishi Heavy Industries Ltd.		25,000	66,374
Mitsubishi Logistics Corporation		1,000	11,277
Mitsubishi Materials Corporation		8,000	19,046
Mitsubishi Rayon Company Ltd.		4,000	14,740
Mitsubishi Tokyo Financial Group, Inc.		39	336,035
Mitsui & Company Ltd.		11,000	101,195
Mitsui Chemicals, Inc.		5,000	27,884
Mitsui Engineering & Shipbuilding Company Ltd.		6,000	11,341
Mitsui Fudosan Company Ltd.		6,000	70,171
Mitsui Mining & Smelting Company Ltd.		4,000	17,672
Mitsui O.S.K. Lines Ltd.		8,000	51,260
Mitsui Sumitomo Insurance Company Ltd.		11,000	100,495
Mitsui Trust Holdings, Inc.		5,000	49,484
Mitsukoshi Ltd.		3,000	15,629
Mitsumi Electric Company Ltd.		400	4,446
Mizuho Financial Group, Inc.		66	310,983
Murata Manufacturing Company Ltd.		1,900	101,613
NEC Corporation		14,000	84,289
NTT DoCoMo, Inc.		170	284,105
Namco Ltd.		500	6,490
NEC Electronics Corporation		300	13,942
NET One Systems Company Ltd.		4	10,234
NGK Insulators Ltd.		2,000	19,810
NGK Spark Plug Company Ltd.		2,000	20,655
Nichii Gakkan Company		200	6,020
Nichirei Company		2,000	7,576
Nidec Corporation		400	49,692
Nikko Cordial Corporation		13,000	64,790
Nikon Corporation		2,000	22,911
Nintendo Company Ltd.		900	98,000
Nippon Building Fund, Inc. REIT		3	25,633
Nippon Express Company Ltd.		7,000	36,711
Nippon Kayaku Company Ltd.		1,000	5,767
Nippon Light Metal Company Ltd.		3,000	7,783

See accompanying notes to schedule of investments.	131

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Nippon Meat Packers, Inc.		1,000	$12,658
Nippon Mining Holdings, Inc.		6,000	32,955
Nippon Oil Corporation		11,000	78,023
Nippon Sanso Corporation		2,000	11,691
Nippon Sheet Glass Company Ltd.		3,000	12,673
Nippon Shokubai Company Ltd.		1,000	9,035
Nippon Steel Corporation		51,000	128,541
Nippon Telegraph & Telephone Corporation		44	192,087
Nippon Unipac Holding		7	32,269
Nippon Yusen Kabushiki Kaisha		8,000	48,097
Nishimatsu Construction Company Ltd.	†	2,000	7,571
Nissan Chemical Industries Ltd.		1,000	8,605
Nissan Motor Company Ltd.		21,300	217,702
Nisshin Seifun Group, Inc.		2,000	21,189
Nisshin Steel Company Ltd.		6,000	15,686
Nisshinbo Industries, Inc.		1,000	8,114
Nissho Iwai-Nichimen Holdings Corporation	*	1,500	7,365
Nissin Food Products Company Ltd.		600	15,691
Nitori Company Ltd.		100	6,448
Nitto Denko Corporation		1,400	73,185
NOK Corporation		700	16,634
Nomura Holdings, Inc.		16,000	221,674
Nomura Research Institute Ltd.		170	15,827
NSK Ltd.		4,000	20,549
NTN Corporation		3,000	16,617
NTT Data Corporation		10	34,368
Obayashi Corporation		5,000	30,788
Obic Company Ltd.		100	19,484
Odakyu Electric Railway Company Ltd.		6,000	36,613
Oji Paper Company Ltd.		7,000	39,245
Oki Electric Industry Company Ltd.		4,000	16,809
Okumura Corporation		2,000	12,144
Olympus Corporation		2,000	46,550
Omron Corporation		1,700	37,060
Onward Kashiyama Company Ltd.		1,000	14,744
Oracle Corporation		300	13,848
Oriental Land Company Ltd.		400	26,092
ORIX Corporation		700	89,209
Osaka Gas Company Ltd.		17,000	52,320
Pioneer Corporation		1,200	21,511
Promise Company Ltd.		710	48,407
Q.P. Corporation		800	7,015
Rakuten, Inc.		40	34,759
Resona Holdings, Inc.	*	40,000	79,931
Ricoh Company Ltd.		6,000	102,741
Rinnai Corporation		300	7,605
Rohm Company Ltd.		900	86,672
Ryohin Keikaku Company Ltd.		200	9,873
Saizeriya Company Ltd.		200	2,889
Sanden Corporation		1,000	5,003
Sanken Electric Company Ltd.		1,000	13,063
Sankyo Company Ltd.		400	19,328
Sankyo Company Ltd.		3,100	65,210
Sanwa Shutter Corporation		1,000	5,487
Sanyo Electric Company Ltd.		12,000	37,236
Sapporo Breweries Ltd.		2,000	9,346
Secom Company Ltd.		2,000	82,971
Sega Sammy Holdings, Inc.		624	37,864
Seiko Epson Corporation		800	29,610
Seino Transportation Company Ltd.		1,000	9,792
Sekisui Chemical Company Ltd.		4,000	28,992
Sekisui House Ltd.		4,000	42,606
Seven-Eleven Japan Company Ltd.		3,100	90,550
Sharp Corporation		8,000	120,695
Shimachu Company Ltd.		300	7,824
Shimamura Company Ltd.		200	15,298
Shimano, Inc.		500	16,782
Shimizu Corporation		4,000	20,444
Shin-Etsu Chemical Company Ltd.		3,100	117,050
Shinsei Bank Ltd.		8,000	45,429
Shionogi & Company Ltd.		3,000	41,266
Shiseido Company Ltd.		3,000	39,543
Shizuoka Bank Ltd.		5,000	50,358
Showa Denko KK		7,000	18,295
Showa Shell Sekiyu KK		1,400	13,570
Skylark Company Ltd.		500	8,436
SMC Corporation		500	56,377
Snow Brand Milk Products Company Ltd.	*	1,500	4,952
Softbank Corporation	†*	1,900	78,021
Sompo Japan Insurance, Inc.		6,000	62,425
Sony Corporation		7,900	314,908
Stanley Electric Company Ltd.		1,100	16,625
Sumitomo Bakelite Company Ltd.		1,000	6,226
Sumitomo Chemical Company Ltd.	†	11,000	54,249
Sumitomo Corporation		8,000	68,401
Sumitomo Electric Industries Ltd.		6,000	63,704
Sumitomo Heavy Industries Ltd.		4,000	15,696
Sumitomo Metal Industries Ltd.		29,000	52,061
Sumitomo Metal Mining Company Ltd.		4,000	30,036
Sumitomo Mitsui Financial Group, Inc.	†	37	249,780
Sumitomo Osaka Cement Company Ltd.		4,000	10,453
Sumitomo Realty & Development Company Ltd.		3,000	36,079
Sumitomo Trust & Banking Company Ltd. (The)		11,000	71,508
Suruga Bank Ltd. (The)		2,000	17,748
Suzuken Company Ltd.		360	8,849
T&D Holdings, Inc.		1,500	76,109
TDK Corporation		1,000	68,236
Taiheiyo Cement Corporation		6,000	16,803
Taisei Corporation		6,000	22,445
Taisho Pharmaceutical Company Ltd.		1,300	27,597
Taiyo Yuden Company Ltd.		1,000	10,793
Takara Holdings, Inc.		2,000	13,980
Takashimaya Company Ltd.		2,000	20,419
Takeda Chemical Industries Ltd.		7,620	362,374
Takefuji Corporation		940	63,221
Takuma Co Ltd.		1,000	8,310
Teijin Ltd.		6,000	25,596

132	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Teikoku Oil Company Ltd.		2,000	$14,588
Terumo Corporation		1,500	45,084
THK Company Ltd.		800	16,119
TIS, Inc.		300	11,713
Tobu Railway Company Ltd.		6,000	24,197
Toda Corporation		2,000	9,836
Toho Company Ltd.		1,200	19,589
Tohoku Electric Power Company Inc.		3,700	68,535
Tokyo Broadcasting System		200	3,897
Tokyo Electric Power Company, Inc. (The)		9,900	239,829
Tokyo Electron Ltd.		1,500	85,087
Tokyo Gas Company Ltd.	†	21,000	84,543
Tokyo Style Company Ltd.		1,000	10,989
Tokyu Corporation		8,000	41,631
Tokyu Land Corporation		3,000	12,582
TonenGeneral Sekiyu KK		3,000	30,762
Toppan Printing Company Ltd.		5,000	54,649
Toray Industries, Inc.	†	10,000	44,748
Toshiba Corporation		24,000	99,990
Tosoh Corporation		4,000	19,735
Tostem Inax Holding Corporation		2,000	36,667
Toto Ltd.		3,000	25,702
Toyo Seikan Kaisha Ltd.		1,200	22,203
Toyo Suisan Kaisha Ltd.		1,000	15,618
Toyobo Company Ltd.		4,000	9,719
Toyoda Gosei Company Ltd.		500	9,008
Toyota Industries Corporation		1,700	47,776
Toyota Motor Corporation		24,700	915,773
Trend Micro, Inc.		1,000	42,711
Ube Industries Ltd.		6,000	12,342
UFJ Holdings, Inc.	*	33	172,839
Uni-Charm Corporation		300	13,441
Uniden Corp.		1,000	20,696
UNY Company Ltd.		2,000	23,994
Ushio, Inc.		1,000	19,089
USS Company Ltd.		200	15,468
Wacoal Corp.		1,000	13,256
West Japan Railway Company		14	57,027
World Company Ltd.		300	10,848
Yahoo Japan Corporation		32	74,695
Yakult Honsha Company Ltd.		1,000	19,252
Yamada Denki Company Ltd.		600	31,396
Yamaha Corporation		1,400	20,141
Yamaha Motor Company Ltd.		1,500	25,621
Yamanouchi Pharmaceutical Company Ltd.		2,700	91,137
Yamato Transport Company Ltd.		4,000	57,061
Yamazaki Baking Company Ltd.		1,000	9,422
Yokogawa Electric Corporation		2,000	27,000
Zeon Corporation		1,000	7,466

			16,287,821

Luxembourg—0.1%
Arcelor		4,156	94,949
Stolt Offshore SA	*	2,070	16,137

			111,086

Netherlands—5.0%
ABN AMRO Holding NV	†	13,855	343,811
ASM Lithography Holdings NV	*	4,027	67,930
Aegon NV		12,021	162,135
Akzo Nobel NV		2,352	107,642
Corio NV		334	18,689
DSM NV		640	45,108
Euronext NV		853	30,381
European Aeronautic Defense and Space Company		2,125	63,573
Getronics NV		3,854	8,949
Hagemeyer NV	*	3,765	9,586
Heineken NV		2,037	70,660
IHC Caland NV		248	15,768
ING Groep NV		16,030	484,557
James Hardie Industries NV		4,228	19,560
Royal KPN NV		18,669	167,170
Koninklijke Ahold NV	*	13,424	112,241
Koninklijke Philips Electronics NV	†	11,280	310,804
Oce NV		599	9,569
Qiagen NV	†*	1,090	12,912
Randstad Holding NV		420	18,714
Reed Elsevier NV		5,831	88,062
Rodamco Europe NV		358	26,798
Royal Dutch Petroleum Company		17,789	1,066,700
Royal Numico NV	†*	1,283	52,534
STMicroelectronics NV		5,098	85,040
TPG NV		3,243	92,193
Unilever NV		4,899	333,759
VNU NV		2,014	58,824
Vedior NV		1,538	27,389
Wereldhave NV		171	17,523
Wolters Kluwer NV		2,489	45,480

			3,974,061

New Zealand—0.2%
Auckland International Airport Ltd.		2,021	11,660
Carter Holt Harvey Ltd.		5,496	7,717
Contact Energy Ltd.		2,322	10,758
Fisher & Paykel Appliances Holdings Ltd.		1,564	3,309
Fisher & Paykel Healthcare Corporation		3,856	8,211
Fletcher Building Ltd.		4,375	20,696
Independent Newspapers Ltd.		1,009	4,316
NGC Holdings, Ltd.		1,178	2,576
Sky City Entertainment Group Ltd.		3,532	12,378
Sky Network Television Ltd.		700	3,204
Telecom Corp. of New Zealand Ltd.		16,164	69,906
Tower Ltd.	*	1,898	2,392
Warehouse Group Ltd.		1,485	4,198
Waste Management NZ Ltd.		778	3,395

			164,716

Norway—0.6%
DNB NOR ASA		5,478	55,904
Norsk Hydro ASA		1,236	101,880
Norske Skogindustrier ASA		816	16,268
Orkla ASA		1,594	58,333
Petroleum Geo-Services ASA	*	138	9,073
Schibsted ASA		367	9,622
Smedvig ASA		200	3,745
Statoil ASA		5,534	94,157
Storebrand		2,060	18,640
Tandberg ASA		985	10,268

See accompanying notes to schedule of investments.	133

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Telenor ASA		6,900	$62,011
Tomra Systems ASA		1,398	6,241
Yara International ASA	*	1,725	26,130

			472,272

Portugal—0.3%
Banco BPI SA		2,502	10,224
Banco Comercial Portugues SA Class R		17,800	48,479
Banco Espirito Santo SA		871	15,134
Brisa-Auto Estradas de Portugal SA	*	2,875	24,274
Cimpor Cimentos de Portugal SA		1,457	8,185
Electricidade de Portugal SA		17,328	48,358
Jeronimo Martins SGPS SA	*	328	4,999
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	*	312	7,785
Portugal Telecom SGPS SA		6,401	75,211
Sonae SGPS SA		7,461	11,219

			253,868

Singapore—0.8%
Allgreen Properties Ltd.		4,000	2,857
Ascendas Real Estate Investment Trust REIT		7,300	8,307
Capitaland Ltd.	*	8,000	11,370
CapitaMall Trust REIT		5,000	6,178
Chartered Semiconductor Manufacturing Ltd.	*	7,000	4,185
City Developments Ltd.		5,000	19,514
ComfortDelgro Corporation Ltd.		15,000	15,166
Creative Technology Ltd		400	3,845
DBS Group Holdings Ltd.		10,000	90,178
Datacraft Asia Ltd.	*	1,000	960
Fraser & Neave Ltd.		2,000	18,404
Haw Par Corporation Ltd.		1,000	3,179
Jardine Cycle & Carriage Ltd.		1,000	7,084
Keppel Corporation Ltd.		5,000	32,977
Keppel Land Ltd.		4,000	5,567
Neptune Orient Lines Ltd.		4,000	8,907
Oversea-Chinese Banking Corporation		9,000	75,191
Overseas Union Enterprise Ltd.		1,000	4,935
Parkway Holdings Ltd.		3,000	2,960
Sembcorp Industries Ltd.		11,000	12,920
SembCorp Logistics Ltd.		3,000	2,970
SembCorp Marine Ltd.		4,000	4,674
Singapore Airlines Ltd.		5,000	35,974
Singapore Exchange Ltd.		6,000	7,626
Singapore Land Ltd.		1,000	3,240
Singapore Post Ltd.		10,000	5,177
Singapore Press Holdings Ltd.		13,500	37,275
Singapore Technologies Engineering Ltd.		12,000	18,603
Singapore Telecommunications Ltd.		57,220	89,374
SMRT Corp Ltd.		6,000	3,379
ST Assembly Test Services Ltd.	*	7,000	4,522
Suntec REIT	*	5,000	3,877
United Overseas Bank Ltd.		10,000	87,189
United Overseas Land Ltd.		2,000	2,649
Venture Corporation Ltd.		2,000	16,093
Wing Tai Holdings, Ltd.		6,000	3,376

			660,682

Spain—3.8%
Abertis Infraestructuras SA		2,110	47,658
Acciona SA		264	23,857
Acerinox SA		1,463	24,004
ACS Actividades Construccion y Servicios		2,163	53,571
Altadis SA		2,330	95,315
Amadeus Global Travel Distribution Class A		2,598	24,532
Antena 3 Television SA	*	167	13,635
Banco Bilbao Vizcaya Argentaria SA		27,564	448,841
Banco Popular Espanol SA		1,390	89,995
Banco Santander Central Hispano SA		50,792	618,402
Cintra Concesiones de Infraestructuras de Transporte SA	*	1,515	16,325
Corporacion Mapfre SA		836	12,895
Endesa SA		8,190	184,473
Fomento de Construcciones Y Contratas SA		370	18,922
Gamesa Corporation Tecnologica SA		762	10,129
Gas Natural SDG SA		1,394	40,110
Grupo Ferrovial SA		575	32,581
Iberdrola SA		6,590	172,365
Iberia Lineas Aereas de Espana		3,530	11,815
Inditex SA		1,827	54,648
Indra Sistemas SA		1,019	18,298
Metrovacesa SA		378	20,216
NH Hoteles SA		695	8,942
Promotora de Informaciones SA		556	11,239
Repsol YPF SA		7,868	208,543
Sacyr Vallehermoso SA		947	16,967
Sociedad General de Aguas de Barcelona SA Class B		486	10,518
Sogecable SA	†*	338	13,548
Telefonica Publicidad e Informacion SA		1,268	11,446
Telefonica SA		38,114	662,163
Union Fenosa SA		1,791	53,236
Zeltia SA		1,200	10,053

			3,039,242

Sweden—2.4%
Alfa Laval AB		708	11,644
Assa Abloy AB Class B		2,582	36,590
Atlas Copco AB Class A		949	45,516
Atlas Copco AB Class B		602	26,397
Axfood AB		275	6,722
Billerud AB		333	4,894
Capio AB	*	590	8,941
Castellum AB		297	9,689
D Carnegie AB		350	3,986
Electrolux AB Class B		2,441	56,854
Elekta AB Class B	*	175	6,312
Eniro AB		1,320	15,600
Gambro AB Class A		1,694	23,192
Gambro AB Class B		1,106	15,057
Getinge AB		1,588	23,734
Hennes & Mauritz AB Class B		4,096	140,928

134	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

Hoganas AB Class B		196	$5,635
Holmen AB Class B	†	441	13,908
Lundin Petroleum AB	*	1,245	9,590
Modern Times Group AB Class B	*	430	13,048
Nordea Bank AB		18,240	184,479
OMHEX AB	*	585	6,926
Oriflame Cosmetics SA SDR	*	210	4,377
Sandvik AB		1,773	73,754
SAS AB	*	478	4,788
Scania AB Class B		804	34,282
Securitas AB Class B		2,688	43,025
Skandia Forsakrings AB		8,814	44,843
Skandinaviska Enskilda Banken AB Class A		3,930	74,608
Skanska AB Class B		3,312	40,080
SKF AB Class B		833	38,970
Ssab Svenskt Stal AB Class A		467	11,597
Ssab Svenskt Stal AB Class B		223	5,335
Svenska Cellulosa AB Class B		1,610	60,842
Svenska Handelsbanken AB Class A		4,406	104,211
Swedish Match AB		2,919	35,761
Tele2 AB Class B		865	28,647
Telefonaktiebolaget LM Ericsson Class B		127,171	359,090
TeliaSonera AB		17,929	107,022
Trelleborg AB Class B		695	12,065
Volvo AB Class A		857	36,693
Volvo AB Class B		1,897	84,199
Wihlborgs Fastigheter AB	*	650	15,050
WM-data AB Class B		2,069	5,127

			1,894,008

Switzerland—6.6%
ABB Ltd.	*	16,145	99,975
Adecco SA		1,160	63,778
Ciba Specialty Chemicals AG		590	38,201
Clariant AG	*	1,921	33,217
Compagnie Financiere Richemont AG Class A		4,393	138,181
Credit Suisse Group	*	9,727	416,330
Geberit AG		30	22,000
Givaudan	*	60	38,572
Holcim Ltd.		1,394	85,815
Kudelski SA	*	295	10,654
Kuoni Reisen Holding		19	8,413
Logitech International SA	*	366	22,254
Lonza Group AG		306	18,732
Micronas Semiconductor Holdings AS	*	231	9,645
Nestle SA		3,443	944,002
Nobel Biocare Holding AG		191	40,243
Novartis AG		20,158	941,566
Phonak Holding AG		314	10,824
Rieter Holding AG		37	11,717
Roche Holding AG		6,005	644,252
Schindler Holding AG		45	16,675
Serono SA Class B		54	39,236
SGS SA		36	25,978
Straumann Holding AG		65	14,077
Sulzer AG		31	13,377
Swatch Group AG		503	14,038
Swatch Group AG Class B		277	38,158
Swiss Reinsurance		2,765	198,203
Swisscom AG		230	84,452
Syngenta AG	*	905	94,785
Synthes, Inc.		404	44,973
UBS AG	*	9,130	771,757
Unaxis Holding AG Class R		88	12,398
Valora Holding AG		26	5,938
Zurich Financial Services AG	*	1,235	217,012

			5,189,428

United Kingdom—24.1%
3i Group PLC		5,120	64,852
Aegis Group PLC		10,694	20,595
Aggreko PLC		1,629	5,527
Alliance Unichem PLC		2,245	32,814
Amec PLC		2,700	16,263
Amvescap PLC		6,174	38,879
Anglo American PLC		12,165	288,247
ARM Holdings PLC		10,315	20,535
Arriva PLC		1,576	15,629
Associated British Ports Holdings PLC		2,834	25,724
AstraZeneca PLC		14,117	556,465
Aviva PLC		19,542	234,254
BAA PLC		9,052	99,710
BG Group PLC		30,333	235,671
BOC Group PLC		4,148	79,776
BAE Systems PLC		25,782	126,368
Balfour Beatty PLC		3,420	20,175
Barclays PLC		54,966	562,211
Barratt Developments PLC		1,924	24,000
BBA Group PLC		3,934	22,432
Bellway PLC		909	15,114
Berkeley Group Holdings PLC		994	15,214
BHP Billiton PLC		21,156	284,065
Boots Group PLC		6,453	75,993
BP PLC		183,781	1,907,265
BPB PLC		4,305	40,372
Brambles Industries PLC		5,766	32,986
British Airways PLC	*	4,785	23,897
British American Tobacco PLC		13,798	242,618
British Land Company PLC		4,311	65,451
British Sky Broadcasting PLC		10,624	116,436
BT Group PLC		73,188	283,431
Bunzl PLC		3,501	34,175
Cable & Wireless PLC		20,538	50,117
Cadbury Schweppes PLC		17,818	178,633
Capita Group PLC		5,866	41,613
Carnival PLC		1,415	77,611
Cattles PLC		2,649	16,913
Centrica PLC		32,172	140,279
Close Brothers Group PLC		1,002	14,651
Cobham PLC		891	23,511
Compass Group PLC		17,881	81,526
Cookson Group PLC	*	15,765	11,903
Corus Group PLC	*	34,415	35,108
Daily Mail and General Trust NV Class A		2,400	32,646
Davis Service Group PLC		1,505	12,436
De La Rue PLC		1,297	9,360
Diageo PLC		25,840	364,337
Dixons Group PLC		16,589	47,842
Eircom Group PLC		4,024	10,595
Electrocomponents PLC		4,126	19,288
Emap PLC		2,043	32,058
EMI Group PLC		6,287	28,083
Enterprise Inns PLC		3,088	44,965
Exel PLC		2,568	41,156
FirstGroup PLC		3,209	20,819

See accompanying notes to schedule of investments.	135

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)

FKI PLC		4,542	$9,103
Friends Provident PLC		15,891	53,197
GKN PLC		5,671	27,179
GlaxoSmithKline PLC		50,176	1,150,232
Great Portland Estates PLC		1,047	6,472
Group 4 Securicor PLC	*	9,839	25,463
GUS PLC		8,757	150,571
HSBC Holdings PLC		95,426	1,508,677
Hammerson PLC		2,383	37,419
Hanson PLC		6,299	59,557
Hays PLC		15,085	37,917
HBOS PLC		33,545	522,606
Hilton Group PLC		13,795	78,403
HMV Group PLC		2,784	13,150
ICAP PLC		3,894	20,158
Imi PLC		2,838	21,967
Imperial Chemical Industries PLC		9,993	50,621
Imperial Tobacco Group PLC		6,281	164,725
Inchcape PLC		653	24,414
Intercontinental Hotels Group PLC		5,508	64,309
International Power PLC	*	12,469	42,234
Intertek Testing Services Ltd.		1,272	18,570
Invensys PLC	*	43,259	12,664
J Sainsbury PLC		11,356	62,045
J Sainsbury PLC, Deferred Shrs	*‡d	9,899	—
Johnson Matthey PLC		1,754	32,719
Kelda Group PLC		2,984	33,718
Kesa Electricals PLC		4,193	23,905
Kidde PLC		5,897	18,607
Kingfisher PLC		19,715	107,472
Legal & General Group PLC		56,176	120,128
Liberty International PLC		2,043	37,163
Lloyds TSB Group PLC		47,879	430,570
LogicaCMG PLC		5,843	19,519
London Stock Exchange PLC		2,044	17,511
Man Group PLC		2,316	60,066
Marconi Corporation PLC	*	1,836	18,694
Marks & Spencer Group PLC		14,273	93,232
Meggitt PLC		3,847	19,126
MFI Furniture Group PLC		5,133	11,335
Misys PLC		3,985	16,657
Mitchells & Butlers PLC		4,177	27,169
National Express Group PLC		1,122	19,125
National Grid Transco PLC		26,498	245,511
Next PLC		2,247	67,488
Novar PLC		3,282	11,526
Pearson PLC		6,970	84,910
Peninsular and Oriental Steam Navigation Company (The)		6,292	34,402
Persimmon PLC		2,445	34,904
Pilkington PLC		9,042	20,245
Premier Farnell PLC		3,094	9,918
Provident Financial PLC		2,037	27,243
Prudential PLC		20,284	193,904
Punch Taverns PLC		2,000	25,990
Rank Group PLC		4,789	24,745
Reckitt Benckiser PLC		5,305	168,341
Reed Elsevier PLC		11,016	114,038
Rentokil Initial PLC		14,891	45,541
Reuters Group PLC		12,422	95,545
Rexam PLC		4,868	43,769
Rio Tinto PLC		9,150	295,604
Rolls-Royce Group PLC	*	12,808	58,951
Royal & Sun Alliance Insurance Group PLC		25,099	37,248
Royal Bank of Scotland Group PLC		27,091	861,303
SABMiller PLC		6,757	105,702
Sage Group PLC		11,338	43,105
Schroders PLC		894	11,948
Scottish & Newcastle PLC		6,893	59,933
Scottish & Southern Energy PLC		7,234	120,404
Scottish Power PLC		15,677	121,203
Serco Group PLC		4,157	19,172
Severn Trent PLC		2,960	51,161
Shell Transport & Trading Company PLC		82,238	739,398
Signet Group PLC		15,918	32,349
Slough Estates PLC		3,736	34,360
Smith & Nephew PLC		7,799	73,121
Smiths Group PLC		4,886	78,532
SSL International PLC		1,427	8,170
Stagecoach Group PLC		6,784	14,177
Stratex Networks, Inc.		4,047	98,753
Tate & Lyle PLC		3,274	32,832
Taylor Woodrow PLC		4,628	26,751
Tesco PLC		66,305	396,297
Tomkins PLC		6,884	34,367
Trinity Mirror PLC		2,640	34,964
Unilever PLC		23,752	234,781
United Business Media PLC		2,881	28,928
United Utilities PLC		4,775	56,837
United Utilities PLC Class A		2,928	24,902
Vodafone Group PLC		562,019	1,491,571
WPP Group PLC		10,232	116,256
Whitbread PLC		2,566	45,133
William Hill PLC		3,218	33,494
Wimpey (George) PLC		3,117	25,896
Wolseley PLC		4,946	103,502
Yell Group PLC		5,884	52,600

			19,082,688

TOTAL COMMON STOCKS
(Cost $54,915,223)			75,633,489

PREFERRED STOCKS—0.2%

Germany—0.2%
Fresenius Medical Care AG		200	11,531
Henkel KGaA		522	47,245
Porsche AG	†	72	52,269
ProSieben SAT.1 Media AG		783	14,684
RWE AG		318	16,848
Volkswagen AG		839	30,275

TOTAL PREFERRED STOCKS
(Cost $143,094)			172,852

136	See accompanying notes to schedule of investments.

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.2%

U.S. Treasury Bills—0.2%
U.S. Treasury Bill 2.720%	06/09/2005	**	$120,000	$119,375
2.710%	06/09/2005	**	10,000	9,948

TOTAL U.S. TREASURY OBLIGATIONS (Cost $129,323)				129,323

RIGHTS—0.0%

Italy—0.0%
Terna SpA Rights (Cost $18,422) 0.000%	01/00/1900	*	7,971	21,186

CASH EQUIVALENTS—2.7%

Institutional Money Market Funds—0.2%
BGI Institutional Fund 2.792%	04/01/2005	††	85,025	85,025
Goldman Sachs Financial Square Prime Obligations Fund 2.595%	04/01/2005	††	951	951
Merrill Lynch Premier Institutional Fund 2.525%	04/01/2005	††	21,451	21,451
Merrimac Cash Fund-Premium Class 2.515%	04/01/2005	††	7,086	7,086

				114,513

Bank & Certificate Deposits/ Offshore Time Deposits—2.0%
Bank of Montreal 2.600%	04/04/2005	††	13,246	13,246
Bank of Nova Scotia 2.780%	04/28/2005	††	42,514	42,514
Bank of Nova Scotia 2.730%	04/14/2005	††	90,698	90,698
Bank of Nova Scotia 2.700%	04/11/2005	††	42,514	42,514
Barclays 2.785%	04/25/2005	††	70,857	70,857
Blue Ridge Asset Funding Corporation 2.687%	04/12/2005	††	35,324	35,324
BNP Paribas 2.910%	06/15/2005	††	28,343	28,343
BNP Paribas 2.800%	05/05/2005	††	49,600	49,600
BNP Paribas 2.730%	04/07/2005	††	76,517	76,517
Branch Banker & Trust 2.740%	04/18/2005	††	85,029	85,029
Calyon 2.925%	06/03/2005	††	52,165	52,165
Calyon 2.840%	04/01/2005	††	28,343	28,343
Calyon 2.770%	04/21/2005	††	966	966
CIESCO 2.680%	04/20/2005	††	4,251	4,251
Clipper Receivables Corporation 2.656%	04/04/2005	††	14,172	14,172
Compass Securitization 2.707%	04/11/2005	††	17,006	17,006
Delaware Funding Corporation 2.697%	04/12/2005	††	14,172	14,172
Den Danske Bank 2.770%	04/26/2005	††	28,343	28,343
Den Danske Bank 2.750%	04/01/2005	††	35,429	35,429
Den Danske Bank 2.700%	04/13/2005	††	49,600	49,600
Fairway Finance 2.636%	04/01/2005	††	28,343	28,343
Fortis Bank 2.780%	04/26/2005	††	35,429	35,429
Fortis Bank 2.440%	04/14/2005	††	7,086	7,086
General Electric Capital Corporation 2.656%	04/04/2005	††	32,630	32,630
Grampian Funding LLC 2.786%	04/13/2005	††	70,710	70,710
Greyhawk Funding 2.758%	04/22/2005	††	63,566	63,566
Jupiter Securitization Corporation 2.754%	04/04/2005	††	28,261	28,261
Jupiter Securitization Corporation 2.727%	04/12/2005	††	21,257	21,257
K2 (USA) LLC 2.677%	04/07/2005	††	7,086	7,086
Lexington Parker Capital Company 2.706%	04/06/2005	††	7,086	7,086
Paradigm Funding LLC 2.686%	04/04/2005	††	21,257	21,257
Paradigm Funding LLC 2.631%	04/11/2005	††	21,257	21,257
Park Avenue Receivables Corporation 2.787%	04/20/2005	††	70,671	70,671
Park Avenue Receivables Corporation 2.636%	04/01/2005	††	21,754	21,754
Rabobank Nederland 2.750%	04/27/2005	††	3,854	3,854
Royal Bank of Canada 2.780%	04/29/2005	††	44,916	44,916
Royal Bank of Scotland 2.750%	04/19/2005	††	70,857	70,857
Royal Bank of Scotland 2.585%	04/01/2005	††	35,429	35,429
Sigma Finance Corporation 2.611%	04/08/2005	††	21,257	21,257
Silver Tower U.S. Funding 2.780%	04/21/2005	††	21,011	21,011
Svenska Handlesbanken 2.630%	04/15/2005	††	23,383	23,383
Toronto Dominion Bank 3.010%	06/24/2005	††	7,086	7,086
UBS AG 2.805%	05/03/2005	††	14,172	14,172
Wells Fargo 2.790%	04/08/2005	††	28,343	28,343
Wells Fargo 2.780%	04/21/2005	††	36,691	36,691
Wells Fargo 2.780%	04/20/2005	††	34,012	34,012

				1,556,493

Floating Rate Instruments/Master Notes—0.5%
Bank of America 2.820%	05/16/2005	††	26,926	26,926
Bank of America 2.800%	06/09/2005	††	35,429	35,429

See accompanying notes to schedule of investments.	137

Schedule of Investments—(Continued)
March 31, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund

Coupon Rate	Maturity Date		Face	Value

CASH EQUIVALENTS—(Continued)

Bank of America 2.770%	04/18/2005	††	$14,172	$14,172
Bank of America 2.540%	06/01/2005	††	49,884	49,884
Canadian Imperial Bank of Commerce 3.013%	11/04/2005	††	44,121	44,121
Credit Suisse First Boston Corporation 3.045%	03/10/2006	††	28,343	28,343
Credit Suisse First Boston Corporation 2.730%	09/09/2005	††	14,172	14,172
Goldman Sachs Group, Inc. 2.840%	06/27/2005	††	49,444	49,444
Goldman Sachs Group, Inc. 2.830%	04/27/2005	††	28,343	28,343
Morgan Stanley 2.955%	06/10/2005	††	49,600	49,600
Morgan Stanley 2.955%	06/05/2005	††	56,686	56,686
Morgan Stanley 2.945%	12/09/2005	††	17,006	17,006

				414,126

TOTAL CASH EQUIVALENTS (Cost $2,085,132)				2,085,132

REPURCHASE AGREEMENTS—3.3%

United States—3.3%
IBT Repurchase Agreement dated 03/31/2005 due 04/31/2005, with a maturity value of $2,618,229 and an effective yield of 2.20% collateralized by a U.S. Government Obligation with a rate of 5.875%, maturity date of 05/25/2016 and a market value of $2,748,973.			2,618,069	2,618,069

TOTAL INVESTMENTS—102.1% (Cost $59,909,263)				80,660,051
Other assets less liabilities—(2.1%)				(1,634,804)

NET ASSETS—100.0%				$79,025,247

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing security.
**	Security has been pledged as collateral for futures contracts.
‡	Security valued at fair value as determined by policies approved by the board of directors.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 03/31/2005.

Percentage of Portfolio by Industry (unaudited):
Banking	18.5%
Oil & Gas	8.8%
Financial Services	7.9%
Telephone Systems	7.5%
Pharmaceuticals	6.8%
Beverages, Food & Tobacco	5.1%
Insurance	4.7%
Commercial Services	3.8%
Electric Utilities	3.8%
Automotive	3.8%
Electronics	3.2%
Metals	2.6%
Chemicals	2.4%
Real Estate	2.0%
Media—Broadcasting & Publishing	1.9%
Transportation	1.9%
Retailers	1.7%
Building Materials	1.4%
Food Retailers	1.4%
Communications	1.2%
Computer Software & Processing	1.1%
Computers & Information	1.1%
Heavy Machinery	1.0%
Entertainment & Leisure	0.9%
Cosmetics & Personal Care	0.8%
Miscellaneous	0.8%
Forest Products & Paper	0.5%
Home Construction, Furnishings & Appliances	0.5%
Water Companies	0.5%
Medical Supplies	0.4%
Heavy Construction	0.4%
Textiles, Clothing & Fabrics	0.4%
Aerospace & Defense	0.4%
Restaurants	0.4%
Apparel Retailers	0.4%
Mining	0.4%
Medical Equipment & Supplies	0.3%
Advertising	0.3%
Lodging	0.3%
Airlines	0.2%
Industrial—Diversified	0.2%
U.S. Treasury Bills	0.2%
Containers & Packaging	0.1%
Electrical Equipment	0.1%
Household Products	0.0%
Health Care Providers	0.0%

TOTAL INVESTMENTS	102.1%
Other assets less liabilities	(2.1)%

TOTAL NET ASSETS	100.0%

138	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value

MUTUAL FUNDS—99.8%

Vantagepoint Core Bond Index Fund Class I	7,917,575	$79,096,577
Vantagepoint Equity Income Fund	2,937,438	26,466,314
Vantagepoint Growth & Income Fund	2,673,252	26,411,725
Vantagepoint International Fund	1,317,808	13,164,902
Vantagepoint Short-Term Bond Fund	934,956	92,308,228
Vantagepoint US Government Securities Fund	2,596,719	26,408,636

		263,856,382

TOTAL INVESTMENTS—99.8% (Cost $253,564,208)		263,856,382
Other assets less liabilities—0.2%		639,351

NET ASSETS—100.0%		$264,495,733

See accompanying notes to schedule of investments.	139

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value

MUTUAL FUNDS—99.8%

Vantagepoint Aggressive Opportunities Fund	2,303,170	$24,091,161
Vantagepoint Core Bond Index Fund Class I	14,496,478	144,819,813
Vantagepoint Equity Income Fund	5,363,096	48,321,494
Vantagepoint Growth & Income Fund	4,885,944	48,273,124
Vantagepoint Growth Fund	4,887,928	38,614,633
Vantagepoint International Fund	3,359,393	33,560,334
Vantagepoint Short-Term Bond Fund	1,467,029	144,839,782

		482,520,341

TOTAL INVESTMENTS—99.8% (Cost $452,490,319)		482,520,341
Other assets less liabilities—0.2%		981,756

NET ASSETS—100.0%		$483,502,097

140	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value

MUTUAL FUNDS—99.9%

Vantagepoint Aggressive Opportunities Fund	9,641,646	$100,851,620
Vantagepoint Core Bond Index Fund Class I	20,190,515	201,703,241
Vantagepoint Equity Income Fund	11,193,299	100,851,620
Vantagepoint Growth & Income Fund	15,311,481	151,277,430
Vantagepoint Growth Fund	19,149,042	151,277,431
Vantagepoint International Fund	10,084,584	100,744,997
Vantagepoint Short-Term Bond Fund	2,042,978	201,703,241

		1,008,409,580

TOTAL INVESTMENTS—99.9% (Cost $928,760,426)		1,008,409,580
Other assets less liabilities—0.1%		1,358,964

NET ASSETS—100.0%		$1,009,768,544

See accompanying notes to schedule of investments.	141

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value

MUTUAL FUNDS—99.9%

Vantagepoint Aggressive Opportunities Fund	14,963,058	$156,513,584
Vantagepoint Core Bond Index Fund Class I	20,910,713	208,898,019
Vantagepoint Equity Income Fund	15,073,448	135,811,762
Vantagepoint Growth & Income Fund	21,141,263	208,875,681
Vantagepoint Growth Fund	26,439,214	208,869,794
Vantagepoint International Fund	12,533,719	125,211,856

		1,044,180,696

TOTAL INVESTMENTS—99.9% (Cost $990,732,631)		1,044,180,696
Other assets less liabilities—0.1%		850,807

NET ASSETS—100.0%		$1,045,031,503

142	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value

MUTUAL FUNDS—100.0%

Vantagepoint Aggressive Opportunities Fund	4,293,493	$44,909,931
Vantagepoint Equity Income Fund	3,767,748	33,947,409
Vantagepoint Growth & Income Fund	4,571,834	45,169,721
Vantagepoint Growth Fund	8,566,805	67,677,758
Vantagepoint International Fund	3,376,948	33,735,706

		225,440,525

TOTAL INVESTMENTS—100.0% (Cost $199,711,004)		225,440,525
Other assets less liabilities—(0.0%)		(19,235)

NET ASSETS—100.0%		$225,421,290

See accompanying notes to schedule of investments.	143

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value

MUTUAL FUNDS—99.7%

Vantagepoint Core Bond Index Fund Class I	128,686	$1,285,574
Vantagepoint Equity Income Fund	40,767	367,307
Vantagepoint Growth & Income Fund	55,765	550,961
Vantagepoint International Fund	18,384	183,653
Vantagepoint Short-Term Bond Fund	13,021	1,285,575

		3,673,070

TOTAL INVESTMENTS—99.7% (Cost $3,706,973)		3,673,070
Other assets less liabilities—0.3%		10,261

NET ASSETS—100.0%		$3,683,331

144	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value

MUTUAL FUNDS—99.8%

Vantagepoint Core Bond Index Fund Class I	278,520	$2,782,415
Vantagepoint Equity Income Fund	102,948	927,557
Vantagepoint Growth &Income Fund	253,482	2,504,405
Vantagepoint Growth Fund	58,699	463,725
Vantagepoint International Fund	74,336	742,617
Vantagepoint Short-Term Bond Fund	18,788	1,854,958

		9,275,677

TOTAL INVESTMENTS—99.8% (Cost $9,396,335)		9,275,677
Other assets less liabilities—0.2%		17,804

NET ASSETS—100.0%		$9,293,481

See accompanying notes to schedule of investments.	145

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value

MUTUAL FUNDS—99.9%

Vantagepoint Core Bond Index Fund Class I	301,832	$3,015,306
Vantagepoint Equity Income Fund	120,478	1,085,510
Vantagepoint Growth &Income Fund	378,439	3,738,980
Vantagepoint Growth Fund	91,604	723,673
Vantagepoint International Fund	144,880	1,447,347
Vantagepoint Mid/Small Company Index Fund	63,385	844,286
Vantagepoint Short-Term Bond Fund	12,216	1,206,123

		12,061,225

TOTAL INVESTMENTS—99.9% (Cost $12,227,129)		12,061,225
Other assets less liabilities—0.1%		17,145

NET ASSETS—100.0%		$12,078,370

146	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value

MUTUAL FUNDS—99.9%

Vantagepoint Core Bond Index Fund Class I	162,237	$1,620,744
Vantagepoint Equity Income Fund	70,389	634,204
Vantagepoint Growth &Income Fund	235,366	2,325,415
Vantagepoint Growth Fund	62,439	493,270
Vantagepoint International Fund	98,753	986,540
Vantagepoint Mid/Small Company Index Fund	47,613	634,204
Vantagepoint Short-Term Bond Fund	3,569	352,336

		7,046,713

TOTAL INVESTMENTS—99.9% (Cost $7,153,795)		7,046,713
Other assets less liabilities—0.1%		8,853

NET ASSETS—100.0%		$7,055,566

See accompanying notes to schedule of investments.	147

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value

MUTUAL FUNDS—99.9%

Vantagepoint Core Bond Index Fund Class I	87,820	$877,325
Vantagepoint Equity Income Fund	47,553	428,450
Vantagepoint Growth &Income Fund	168,938	1,669,104
Vantagepoint Growth Fund	39,972	315,777
Vantagepoint International Fund	72,250	721,775
Vantagepoint Mid/Small Company Index Fund	37,254	496,220

		4,508,651

TOTAL INVESTMENTS—99.9% (Cost $4,573,531)		4,508,651
Other assets less liabilities—0.1%		5,135

NET ASSETS—100.0%		$4,513,786

148	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value

MUTUAL FUNDS—99.9%

Vantagepoint Core Bond Index Fund Class I	30,868	$308,370
Vantagepoint Equity Income Fund	18,330	165,157
Vantagepoint Growth & Income Fund	77,132	762,068
Vantagepoint Growth Fund	20,836	164,601
Vantagepoint International Fund	39,102	390,630
Vantagepoint Mid/Small Company Index Fund	20,118	267,966

		2,058,792

TOTAL INVESTMENTS—99.9% (Cost $2,093,932)		2,058,792
Other assets less liabilities—0.1%		2,819

NET ASSETS—100.0%		$2,061,611

See accompanying notes to schedule of investments.	149

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value

MUTUAL FUNDS—99.8%

Vantagepoint Core Bond Index Fund Class I	13,360	$133,464
Vantagepoint Equity Income Fund	10,373	93,465
Vantagepoint Growth & Income Fund	54,057	534,087
Vantagepoint Growth Fund	13,514	106,759
Vantagepoint International Fund	26,737	267,101
Vantagepoint Mid/Small Company Index Fund	15,067	200,694

		1,335,570

TOTAL INVESTMENTS—99.8% (Cost $1,359,424)		1,335,570
Other assets less liabilities—0.2%		2,095

NET ASSETS—100.0%		$1,337,665

150	See accompanying notes to schedule of investments.

Schedule of Investments
March 31, 2005 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value

MUTUAL FUNDS—99.7%

Vantagepoint Core Bond Index Fund Class I	7,005	$69,980
Vantagepoint Equity Income Fund	5,453	49,127
Vantagepoint Growth & Income Fund	28,356	280,159
Vantagepoint Growth Fund	7,090	56,007
Vantagepoint International Fund	14,012	139,979
Vantagepoint Mid/Small Company Index Fund	7,897	105,191

		700,443

TOTAL INVESTMENTS—99.7% (Cost $715,471)		700,443
Other assets less liabilities—0.3%		1,888

NET ASSETS—100.0%		$702,331

See accompanying notes to schedule of investments.	151

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

The Vantagepoint Funds is a no-load open-end management investment company. The Vantagepoint Funds operate as a “series” investment company offering twenty-seven distinct, diversified investment portfolios (each a “fund” and collectively the “funds”), with each fund having different investment objectives and strategies.

     Investment Policy and Security Valuation

The equity securities held by each fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Equity securities not traded on an exchange or on NASDAQ normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation sources believed to be reliable. Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Funds’ Board of Directors.

The Money Market Fund invests all of its assets in the AIM Short-Term Investments Trust Liquid Assets Portfolio Institutional Class. The AIM Short-Term Investments Trust Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value.

     Valuation of Foreign Securities

Effective October 1, 2004, the Vantagepoint Funds’ Board of Directors approved the use of a third party fair valuation service for foreign equity securities that are principally traded in markets outside of North and South America. The service uses a multifactor model that is then applied to adjust the market price for each such security. The service provides fair value pricing on a daily basis without a market trigger or confidence interval filter. In the event prices for such foreign security are not available through the service or another fair value pricing service approved by the Vantagepoint Funds’ Board of Directors, the security may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security determined in accordance with the funds’ valuation procedures.

     When Issued Securities

When issued securities or “To Be Announced” securities are held by the funds and are fully collateralized by other securities. Such collateral is in possession of the fund’s custodian. The collateral is evaluated daily to ensure its market value equals the current market value of the when issued securities and is noted in the Schedule of Investments.

     Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities,

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

     Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date net of applicable taxes withheld by foreign countries, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

     New Lifecycle Funds — The Milestone Funds

Eight new Vantagepoint Funds commenced operations on January 3, 2005. Each fund received $500,000 in exchange for shares purchased by the ICMA Retirement Corporation, (ICMA-RC), the parent company of Vantagepoint Investment Advisers, LLC (VIA), a wholly-owned subsidiary of ICMA-RC, and investment adviser to the Vantagepoint Funds. These new funds are referred to collectively as the Vantagepoint Milestone Funds and are described in the prospectus dated May 1, 2005.

The eight new funds are:

• Milestone Retirement Income Fund

• Milestone 2010 Fund

• Milestone 2015 Fund

• Milestone 2020 Fund

• Milestone 2025 Fund

• Milestone 2030 Fund

• Milestone 2035 Fund

• Milestone 2040 Fund

The Milestone Funds are designed to serve as investing vehicles for retirement assets. Each fund invests in a professionally selected combination of equity and fixed income Vantagepoint Funds that is believed to be appropriate given the time remaining until retirement. Each of these funds invests in certain other Vantagepoint Funds rather than investing directly in a portfolio of securities. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various Vantagepoint Funds in differing allocations.

     Futures Contracts

The funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the fund is required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures may exceed the amounts reflected in the financial statements. As of March 31, 2005, the following funds had open futures contracts:

     Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation

4	CME	E-MINI S&P 500 Index	June 2005	$236,780	$(5,510)
524	CBT	S&P 500 Index	June 2005	155,090,900	(5,435,307)
1,175	CME	U.S. Treasury Long Bond	June 2005	130,865,625	2,024,549

			Total Unrealized Depreciation		$(3,416,268)

     500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation

127	CME	E-MINI S&P 500 Index	June 2005	$7,517,765	$(180,520)

			Total Unrealized Depreciation		$(180,520)

     Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation

17	CME	E-MINI Russell Index	June 2005	$1,050,260	$(26,909)
105	CME	E-MINI S&P 500 Index	June 2005	6,215,475	(165,908)

			Total Unrealized Depreciation		$(192,817)

     Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation

14	CME	E-MINI Russell Index	June 2005	$864,920	$(19,800)
10	CME	E-MINI S&P MID 400 Index	June 2005	661,600	(13,865)

			Total Unrealized Depreciation		$(33,665)

     Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation

29	EUX	DJ Stoxx 50 Eurodollar	June 2005	$1,129,518	$(5,758)
10	LSE	FTSE 100 Index	June 2005	927,701	(14,007)
6	TSE	Topix Index	June 2005	660,697	(2,195)

			Total Unrealized Depreciation		$(21,960)

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

     Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the financial statements. As of March 31, 2005, the funds had the following open forward foreign currency exchange contracts outstanding:

     Aggressive Opportunities Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$ )	U.S. Dollar Value at March 31, 2005	Net Unrealized Gain/(Loss)

Purchase Contracts
British Pound Sterling	04/01/2005	$337	$338	$1
	04/04/2005	53,075	53,004	(71)
	08/01/2005	3,549,667	4,493,410	943,743
Euro Dollar	04/01/2005	222,998	222,501	(497)
	08/01/2005	6,038,705	8,192,504	2,153,799
Japanese Yen	04/01/2005	44,167	44,079	(88)
	06/23/2005	4,949,025	4,695,213	(253,812)
	08/01/2005	3,318,942	3,427,456	108,514
New Zealand Dollar	08/01/2005	406,144	534,755	128,611
Swedish Krona	04/04/2005	459,071	456,803	(2,268)
	06/03/2005	1,512,646	1,466,598	(46,048)
Swiss Franc	04/04/2005	2,870	2,858	(12)
	08/02/2005	897,170	1,096,282	199,112

		Net Gain on Purchase Contracts		$3,230,984

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$ )	U.S. Dollar Value at March 31, 2005	Net Unrealized Gain/(Loss)

Sale Contracts
Australian Dollar	04/01/2005	$47,089	$47,307	$(218)
	06/03/2005	2,825,435	2,782,056	43,379
	08/02/2005	4,031,960	6,054,785	(2,022,825)
British Pound Sterling	04/01/2005	1,169	1,176	(7)
	06/03/2005	12,240,688	12,053,197	187,491
	08/01/2005	17,432,460	21,974,045	(4,541,585)
Canadian Dollar	06/03/2005	26,857,965	27,323,206	(465,241)
	06/23/2005	14,174,091	16,057,131	(1,883,040)
	03/28/2006	8,391,267	8,423,953	(32,686)
Danish Krone	06/03/2005	1,818,829	1,782,531	36,298
	08/01/2005	2,005,175	2,707,316	(702,141)
Euro Dollar	04/04/2005	56,398	56,272	126
	06/03/2005	18,573,027	18,216,958	356,069
	06/23/2005	19,328,000	20,794,412	(1,466,412)
	08/01/2005	28,613,280	38,392,194	(9,778,914)
	12/29/2005	2,693,806	2,674,390	19,416
Hong Kong Dollar	04/01/2005	283,134	283,143	(9)
Japanese Yen	04/01/2005	72,027	72,324	(297)
	04/04/2005	475,675	477,205	(1,530)
	06/03/2005	28,758,754	27,947,989	810,765
	06/23/2005	80,710,516	80,428,991	281,525
	08/01/2005	34,026,829	34,400,018	(373,189)
New Zealand Dollar	06/03/2005	4,130,734	4,061,937	68,797
	08/01/2005	324,216	534,755	(210,539)
Republic of Korea Won	06/03/2005	7,139,759	7,080,899	58,860
Singapore Dollar	06/03/2005	683,053	671,098	11,955
Swedish Krona	08/01/2005	3,491,968	4,973,208	(1,481,240)
Swiss Franc	06/03/2005	8,948,848	8,688,624	260,224
	08/02/2005	914,004	1,096,282	(182,278)

		Net Loss on Sale Contracts		$(21,007,246)

		Net Unrealized Loss on Forward Foreign Currency Contracts		$(17,776,262)

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

          Growth Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2005	Net Unrealized Gain/(Loss)

Sale Contracts
Swiss Franc	04/01/2005	$23,930	$24,042	$(112)
	04/04/2005	38,634	38,799	(165)

		Net Loss on Sale Contracts		$(277)

		Net Unrealized Loss on Forward Foreign Currency Contracts		$(277)

          International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$ )	U.S. Dollar Value at March 31, 2005	Net Unrealized Gain/(Loss)

Purchase Contracts
British Pound Sterling	04/01/2005	$655,615	$657,163	$1,548
	04/04/2005	600,619	599,809	(810)
	06/30/2005	1,779,309	1,775,397	(3,912)
	06/30/2005	1,095,674	1,089,826	(5,848)
Canadian Dollar	04/01/2005	14,749	14,852	103
	04/04/2005	22,748	22,881	133
Danish Krone	04/01/2005	145,387	145,211	(176)
	04/04/2005	24,720	24,628	(92)
Euro Dollar	04/01/2005	300,943	302,045	1,102
	04/04/2005	90,735	91,086	351
	06/27/2005	486,055	488,726	2,671
Hong Kong Dollar	04/01/2005	49,972	49,968	(4)
Japanese Yen	04/01/2005	1,109,228	1,105,203	(4,025)
	04/04/2005	650,002	646,720	(3,282)
	04/05/2005	164,532	164,553	21
Norwegian Krone	04/01/2005	7,533	7,528	(5)
South African Rand	04/01/2005	38,289	37,964	(325)
	04/04/2005	87,547	87,332	(215)
	04/06/2005	71,806	71,486	(320)
Swedish Krona	04/01/2005	19,263	19,183	(80)
	04/04/2005	71,180	70,828	(352)
Swiss Franc	04/01/2005	15,348	15,317	(31)
	04/04/2005	134,717	134,165	(552)

		Net Loss on Purchase Contracts		$(14,100)

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2005	Net Unrealized Gain/(Loss)

Sale Contracts
Australian Dollar	04/01/2005	$231,465	$232,533	$(1,068)
	04/04/2005	282,936	283,836	(900)
British Pound Sterling	04/01/2005	252,232	252,828	(596)
	04/04/2005	157,836	157,623	213
Canadian Dollar	04/01/2005	58,101	58,501	(400)
	04/04/2005	26,496	26,651	(155)
Euro Dollar	04/01/2005	1,032,466	1,036,188	(3,722)
	04/04/2005	795,389	798,245	(2,856)
	04/05/2005	43,249	43,264	(15)
	04/11/2005	1,677,000	1,649,069	27,931
	06/27/2005	1,019,000	977,844	41,156
	06/30/2005	1,095,674	1,055,418	40,256
Hong Kong Dollar	04/04/2005	56,289	56,292	(3)
Japanese Yen	04/01/2005	508,584	508,689	(105)
	04/04/2005	45,805	45,375	430
	04/11/2005	1,517,000	1,476,973	40,027
	04/20/2005	1,538,000	1,462,853	75,147
Norwegian Krone	04/01/2005	207,221	207,433	(212)
	04/04/2005	89,320	89,369	(49)
Swiss Franc	04/04/2005	36,946	37,002	(56)
	04/05/2005	114,570	114,683	(113)
	04/07/2005	693,982	658,162	35,820
	05/17/2005	659,000	660,331	(1,331)
	05/24/2005	2,685,000	2,598,061	86,939
	06/30/2005	1,779,309	1,712,347	66,962

		Net Gain on Sale Contracts		$403,300

		Net Unrealized Gain on Forward Foreign Currency Contracts		$389,200

          Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2005	Net Unrealized Gain/(Loss)

Purchase Contracts
British Pound Sterling	06/16/2005	$1,813,186	$1,784,313	$(28,873)
Euro Dollar	06/16/2005	2,163,529	2,103,051	(60,478)
Japanese Yen	06/16/2005	1,140,016	1,110,297	(29,719)

		Net Loss on Purchase Contracts		$(119,070)

Sale Contracts
British Pound Sterling	06/16/2005	$852,886	$842,388	$10,498
Euro Dollar	06/16/2005	983,464	956,606	26,858
Japanese Yen	06/16/2005	462,464	448,210	14,254

		Net Gain on Sale Contracts		$51,610

		Net Unrealized Loss on Forward Foreign Currency Contracts		$(67,460)

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

          Option Contracts

The Short-Term Bond Fund may use options to obtain exposure to fixed income sectors without incurring leverage. The International and Aggressive Opportunities Funds may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

At March 31, 2005, there were no written options.

          Swap Agreements

The Short-Term Bond Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Net payments of interest on interest rate swap agreements are included as a component of net realized gain (loss). Entering into these agreements involves, to varying degrees, elements of credit, default, prepayment, market and documentation risk in excess of the amounts recognized. Such risks involve the possibility that there will be no liquid market for these agreements, the counterparty to these agreements may default on its obligation to perform and there may be unfavorable changes in interest rates.

At March 31, 2005, there were no open swap agreements.

          Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund’s Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser’s responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on March 31, 2005 are collateralized by U.S. Government securities. If the custodian or counterparty becomes

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS—(Continued)

bankrupt, the funds’ realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

Tax Basis Unrealized Appreciation/(Depreciation)

At March 31, 2005, net unrealized appreciation (depreciation) on securities investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)

Money Market	$121,686,165	$—	$—	$—
Short-Term Bond	501,297,907	—	5,635,215	(5,635,215)
US Government Securities	189,371,391	—	3,108,122	(3,108,122)
Asset Allocation	802,802,181	72,637,114	67,860,350	4,776,764
Equity Income	1,140,059,894	213,374,626	42,032,248	171,342,378
Growth & Income	895,104,406	137,605,874	28,644,206	108,961,668
Growth	3,050,788,092	222,500,483	137,974,470	84,526,013
Aggressive Opportunities	1,181,385,171	289,487,902	30,159,666	259,328,236
International	602,794,966	96,885,682	6,527,838	90,357,844
Core Bond Index	1,034,035,094	5,439,406	13,244,596	(7,805,190)
500 Stock Index	220,295,505	180,195,874	27,074,569	153,121,305
Broad Market Index	491,235,407	205,202,524	54,813,531	150,388,993
Mid/Small Company Index	135,678,420	54,333,955	15,455,972	38,877,983
Overseas Equity Index	60,213,076	22,926,528	2,479,553	20,446,975
Savings Oriented	258,398,021	8,972,043	3,513,682	5,458,361
Conservative Growth	486,779,429	890,793	5,149,881	(4,259,088)
Traditional Growth	1,015,352,733	724,399	7,667,552	(6,943,153)
Long-Term Growth	1,040,071,184	18,721,881	14,612,369	4,109,512
All-Equity Growth	205,760,520	19,680,005	—	19,680,005
Milestone Retirement Income	3,707,651	—	34,581	(34,581)
Milestone 2010	9,396,335	—	120,658	(120,658)
Milestone 2015	12,228,683	—	167,458	(167,458)
Milestone 2020	7,153,795	—	107,082	(107,082)
Milestone 2025	4,573,532	—	64,881	(64,881)
Milestone 2030	2,093,933	—	35,141	(35,141)
Milestone 2035	1,360,424	—	24,854	(24,854)
Milestone 2040	715,479	123	15,159	(15,036)

Vantagepoint securities are distributed by ICMA-RC Services LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC.

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG.

Item 2 (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 2b. There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits):  The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds
By:	/s/ Joan McCallen Joan McCallen, Principal Executive Officer
Date	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen Joan McCallen, Principal Executive Officer
Date	May 26, 2005

By:	/s/ Gerard P. Maus Gerard P. Maus, Principal Financial Officer
Date	May 24, 2005